MainStay MacKay Intermediate Tax Free Bond Fund
Portfolio of Investments July 31, 2019 (Unaudited)

	Principal Amount	Value
Municipal Bonds 116.0% †
Long-Term Municipal Bonds 92.6%
California 9.4%
California Municipal Finance Authority, UCR North District Phase 1 Student Housing Project, Revenue Bonds Insured: BAM 5.00%, due 5/15/26	$500,000	$613,725
California Municipal Finance Authority, West Village Student Housing Project, Revenue Bonds Insured: BAM 5.00%, due 5/15/32	1,000,000	1,248,360
City of Los Angeles, Department of Airports, International Airport, Revenue Bonds 5.00%, due 5/15/32 (a)	650,000	816,666
South Bay Union School District / San Diego County, Unlimited General Obligation (zero coupon), due 8/1/22	1,000,000	957,530
State of California, Various Purpose, Unlimited General Obligation 5.00%, due 4/1/32	850,000	1,097,877
		4,734,158
Colorado 1.0%
Colorado Educational & Cultural Facilities Authority, Johnson & Wales University Project, Revenue Bonds Series B 5.00%, due 4/1/23	450,000	499,905

Connecticut 1.1%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Revenue Bonds Series D-1 4.00%, due 11/15/49	500,000	559,075

Florida 3.8%
Greater Orlando Aviation Authority, AMT-Priority Revenue Bonds Series A 5.00%, due 10/1/36 (a)	1,000,000	1,193,150
Manatee County School District, Revenue Bonds Insured: AGM 4.00%, due 10/1/19	100,000	100,480
Pinellas County Industrial Development Authority, Foundation for Global Understanding Project, Revenue Bonds 5.00%, due 7/1/29	500,000	592,915
		1,886,545
Georgia 1.1%
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds 5.00%, due 7/1/22	500,000	555,090

Guam 2.0%
Territory of Guam, AMT Unlimited General Obligation 5.00%, due 11/15/31 (a)	500,000	579,585
Territory of Guam, Government Business Privilege, Revenue Bonds Series D 5.00%, due 11/15/27	365,000	416,151
		995,736
Idaho 3.9%
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds 5.00%, due 9/1/37	370,000	410,696
Idaho Housing & Finance Association, Tems, Revenue Bonds Series D-G2, Insured: GNMA 4.00%, due 7/21/49	1,450,000	1,529,663
		1,940,359
Illinois 6.0%
Chicago Park District, Limited General Obligation Series C 5.00%, due 1/1/23	500,000	550,610
Chicago Park District, Limited Tax, General Obligation Series B 5.00%, due 1/1/24	500,000	564,235
City of Chicago IL Wastewater Transmission, Revenue Bonds Insured: AGM 5.00%, due 1/1/31	700,000	786,114
City of Monmouth IL, Unlimited General Obligation Insured: BAM 4.00%, due 12/1/27	300,000	316,917
Kankakee County School District No 111 Kankakee, Limited General Obligation Insured: BAM 4.00%, due 1/1/25	475,000	524,201
Kankakee County School District No 111 Kankakee, Limited General Obligation Insured: BAM 4.00%, due 1/1/23	265,000	284,154
		3,026,231
Indiana 2.8%
City of Fort Wayne In Waterworks Utility Revenue, Revenue Bonds Series A 0.05%, due 12/1/39	1,275,000	673,876
Indiana Finance Authority, Goshen Health, Revenue Bonds Series A 4.00%, due 11/1/36	400,000	439,736
Indiana Finance Authority, Kings Daughters Hospital & Health Services, Revenue Bonds 5.125%, due 8/15/27	300,000	310,074
		1,423,686
Louisiana 5.1%
Calcasieu Parish Memorial Hospital Service District, Lake Charles Memorial Hospital Project, Revenue Bonds 5.00%, due 12/1/25	750,000	871,942
City of Lafayette LA Utilities, Revenue Bonds Insured: AGM 5.00%, due 11/1/37	500,000	613,115
City of Shreveport LA Water & Sewer, Revenue Bonds Series B, Insured: BAM 5.00%, due 12/1/32	920,000	1,100,090
		2,585,147
Maryland 1.1%
Montgomery County Housing Opportunities Commission Program, Revenue Bonds Series A 4.00%, due 7/1/49	500,000	551,230

Michigan 4.5%
City of Novi Michigan Library, Unlimited General Obligation Insured: AGM 4.00%, due 10/1/19	50,000	50,121
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds Series A 5.00%, due 7/1/28	800,000	1,014,968
Leland Public School District, Unlimited General Obligation Insured: AGM 4.00%, due 5/1/25	355,000	401,530
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds 5.00%, due 7/1/31	100,000	110,944
Roscommon Area Public Schools, Unlimited General Obligation Insured: AGM 4.00%, due 5/1/28	600,000	673,578
		2,251,141
Minnesota 3.7%
City of Wayzata, Minnesota Senior Housing, Folkstone Senior Living Community, Revenue Bonds 5.00%, due 8/1/31	100,000	111,337
City of Wayzata, Minnesota Senior Housing, Folkstone Senior Living Community, Revenue Bonds 5.00%, due 8/1/32	100,000	111,040
City of Wayzata, Minnesota Senior Housing, Folkstone Senior Living Community, Revenue Bonds 5.00%, due 8/1/33	100,000	110,793
State of Minnesota, Unlimited General Obligation Series A 5.00%, due 10/1/29	1,220,000	1,543,080
		1,876,250
Mississippi 3.2%
Mississippi Hospital Equipment & Facilities Authority, Forrest County General Hospital Refunding Project, Revenue Bonds Series A 5.00%, due 1/1/34	1,310,000	1,614,562

Missouri 4.7%
City of St Louis Missouri Airport, St Louis Lambert International, Revenue Bonds Series B 5.00%, due 7/1/36 (a)	725,000	882,572
Gasconade County School District No R-1, Missouri Direct Deposit Program, Unlimited General Obligation Insured: State Aid Direct Deposit 2.00%, due 3/1/20	250,000	251,240
Kansas City Industrial Development Authority, Airport Special Obligation Bonds, International Terminal Modernization, Revenue Bonds Series B 5.00%, due 3/1/32 (a)	1,000,000	1,236,920
		2,370,732
Nebraska 2.0%
Central Plains Energy, Project No. 4, Revenue Bonds 5.00%, due 3/1/50 (b)	900,000	1,013,427

Nevada 2.2%
Nevada Housing Division, Single Family Mortgage, Revenue Bonds Series B, Insured: GNMA/FNMA/FHLMC 4.00%, due 10/1/49	1,000,000	1,106,800

New Jersey 2.6%
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds Series K, Insured: AMBAC 5.25%, due 12/15/20	750,000	788,175
Newark Housing Authority, Newark Marine Terminal Rental, Redevelopment Project, Revenue Bonds Insured: NATL 5.25%, due 1/1/20	500,000	507,930
		1,296,105
New Mexico 3.7%
New Mexico Hospital Equipment Loan Council, First Mortgage Entrance Fee, LA Vida Llena Expansion Project, Revenue Bonds Series C 2.25%, due 7/1/23	750,000	751,253
New Mexico Mortgage Finance Authority, Single Family Program, Revenue Bonds Series D, Insured: GNMA/FNMA/FHLMC 3.75%, due 1/1/50	1,000,000	1,093,100
		1,844,353
New York 6.1%
Albany Capital Resource Corp., Albany Leadership Charter High School for Girls, Revenue Bonds 4.00%, due 6/1/29	500,000	529,750
City of Newburgh NY, G.O. Unlimited Notes Series A 2.75%, due 8/1/20	1,000,000	1,010,770
New York State Dormitory Authority, Personal Income Tax, General Purpose, Revenue Bonds Series A 5.00%, due 3/15/32	1,200,000	1,527,972
		3,068,492
Ohio 4.1%
Ohio Higher Educational Facility Commission, Ohio Wesleyan University, Revenue Bonds 5.00%, due 10/1/21	550,000	592,245
State of Ohio, Unlimited General Obligation Series A 5.00%, due 5/1/38	1,230,000	1,485,336
		2,077,581
Oklahoma 1.1%
Oklahoma Housing Finance Agency, Revenue Bonds Series A, Insured: GNMA/FNMA/FHMLC 4.00%, due 9/1/49	500,000	553,120

Pennsylvania 6.2%
Clarion Area School District, Limited General Obligation Series A, Insured: AGM State Aid Withholding 1.75%, due 11/15/19	25,000	25,011
Delaware River Joint Toll Bridge Commission, Pennsylvania Bridge, Revenue Bonds 5.00%, due 7/1/23	600,000	688,680
North Allegheny School District, Limited General Obligation Insured: State Aid Withholding 4.00%, due 5/1/35	995,000	1,131,116
Pittsburgh Water & Sewer Authority, Revenue Bonds Insured: AGM 5.00%, due 9/1/39	1,000,000	1,227,240
Township of Harrison PA, Unlimited General Obligation Insured: BAM 2.00%, due 12/1/19	50,000	50,129
		3,122,176
Texas 3.1%
Arlington Higher Education Finance Corp., Revenue Bonds Insured: PSF-GTD 5.00%, due 8/15/26	200,000	245,558
Lancaster Independent School District / TX, Unlimited General Obligation Insured: BAM 5.00%, due 2/15/26	250,000	295,938
Texas Department of Housing & Community Affairs, Revenue Bonds Series A, Insured: GNMA 4.00%, due 3/1/50	900,000	1,005,156
		1,546,652
Utah 4.5%
Utah Charter School Finance Authority, Summit Academy Incorporated, Revenue Bonds Series A, Insured: UT CSCE 5.00%, due 4/15/25	135,000	158,788
Utah Charter School Finance Authority, Summit Academy Incorporated, Revenue Bonds Series A, Insured: UT CSCE 5.00%, due 4/15/27	190,000	231,340
Utah Charter School Finance Authority, Summit Academy Incorporated, Revenue Bonds Series A, Insured: UT CSCE 5.00%, due 4/15/28	200,000	247,296
Utah Charter School Finance Authority, Summit Academy Incorporated, Revenue Bonds Series A, Insured: UT CSCE 5.00%, due 4/15/29	185,000	231,935
Utah Housing Corp., Revenue Bonds Series G-G2, Insured: GNMA 4.50%, due 7/21/49	500,000	529,245
Utah Infrastructure Agency, Revenue Bonds Series A 5.00%, due 10/15/28	460,000	510,191
Utah Transit Authority, Sales Tax, Revenue Bonds Series C, Insured: AGM 5.25%, due 6/15/27	300,000	378,432
		2,287,227
Virginia 0.3%
Virgin Islands Public Finance Authority, Gross Receipt Taxes Loan Note, Revenue Bonds Series C, Insured: AGM 5.00%, due 10/1/30	155,000	169,446

Washington 3.3%
Lewis County School District No 226 ADNA, Unlimited General Obligation Insured: School Bond Guaranty 4.00%, due 12/1/28	390,000	447,006
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds 5.00%, due 7/1/37	1,000,000	1,202,110
		1,649,116
Total Long-Term Municipal Bonds (Cost $46,305,155)		46,604,342

Short-Term Municipal Notes 23.4%
California 9.5%
Eastern Municipal Water District, Water & Wastewater, Revenue Bonds Series A 1.43%, due 7/1/46 (c)	4,800,000	4,800,000

District of Columbia 2.0%
District of Columbia, Tranche 1, Revenue Bonds Series A 1.50%, due 8/15/38 (c)	1,000,000	1,000,000

New York 5.9%
City of New York, Unlimited General Obligation Subseries H-5 1.50%, due 3/1/34 (c)	1,000,000	1,000,000
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds Subseries C-4 1.52%, due 11/1/44 (c)	1,000,000	1,000,000
New York City Water & Sewer System, 2nd General Resolution, Revenue Bonds Series BB-1 1.49%, due 6/15/39 (c)	1,000,000	1,000,000
		3,000,000
North Carolina 2.0%
The Charlotte-Mecklenburg Hospital Authority, Health Care System, Revenue Bonds Series H 1.49%, due 1/15/48 (c)	1,000,000	1,000,000

Utah 2.0%
County of Weber UT, Weber County Hospital, IHC Health Services, Inc., Revenue Bonds Series C 1.48%, due 2/15/35 (c)	1,000,000	1,000,000

Vermont 2.0%
Vermont Educational & Health Buildings Financing Agency, Landmark College Project, Revenue Bonds Series A 1.49%, due 7/1/39 (c)	1,000,000	1,000,000
Total Short-Term Municipal Notes (Cost $11,800,000)		11,800,000
Total Municipal Bonds (Cost $58,105,155)	116.0%	58,404,342
Other Assets, Less Liabilities	(16.0)	(8,067,480)
Net Assets	100.0%	$50,336,862

†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2019.
(c)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

The following abbreviations are used in the preceding pages:
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
CSCE	—Charter School Credit Enhancement Program
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
PSF-GTD	—Permanent School Fund Guaranteed
UT CSCE	—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$—	$46,604,342	$—	$46,604,342
Short-Term Municipal Notes	—	11,800,000	—	11,800,000
Total Investments in Securities	$—	$58,404,342	$—	$58,404,342

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

Mainstay MacKay Short Term Municipal Fund
Portfolio of Investments July 31, 2019 (Unaudited)

	Principal Amount	Value
Municipal Bonds 100.2% †
Long-Term Municipal Bonds 83.4%
Arizona 0.3%
City of Tucson AZ, Certificates of Participation Insured: AGM 4.00%, due 7/1/20	$350,000	$358,876
Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student LLC, Revenue Bonds Series A 5.00%, due 7/1/23	50,000	55,702
Glendale Union School District No. 205, School Improvement Project, Unlimited General Obligation Series B, Insured: AGM 5.00%, due 7/1/20	540,000	559,040
Sedona Wastewater Municipal Property Corp., Revenue Bonds Insured: NATL-RE (zero coupon), due 7/1/24	500,000	453,710
		1,427,328
California 11.1%
Alta Loma School District, Capital Appreciation, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 8/1/21	1,750,000	1,707,387
Anaheim Public Financing Authority, Public Improvements Project, Revenue Bonds Series C, Insured: AGM (zero coupon), due 9/1/21	300,000	291,663
Cabrillo Unified School District, Capital Appreciation, Unlimited General Obligation Series A, Insured: AMBAC (zero coupon), due 8/1/20	400,000	395,296
California Educational Facilities Authority, Loyola Marymount University, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 10/1/22	3,000,000	2,878,050
California Health Facilities Financing Authority, Los Angeles Biomedical Research Institute, Revenue Bonds
3.00%, due 9/1/20	215,000	218,859
4.00%, due 9/1/21	275,000	289,671
4.00%, due 9/1/22	300,000	322,920
4.00%, due 9/1/23	310,000	340,529
California Municipal Finance Authority, California Lutheran University, Revenue Bonds
5.00%, due 10/1/20	325,000	339,027
5.00%, due 10/1/21	250,000	269,555
California Municipal Finance Authority, Community Medical Centers, Revenue Bonds Series A 5.00%, due 2/1/21	1,100,000	1,162,106
California Municipal Finance Authority, LAX Integrated Express Solutions Project, Revenue Bonds Series A 5.00%, due 12/31/23 (a)	1,300,000	1,487,486
California Municipal Finance Authority, Paradise Valley Estates Project, Revenue Bonds Series B-2, Insured: California Mortgage Insurance 2.00%, due 7/1/24	500,000	504,275
California Municipal Finance Authority, West Village Student Housing Project, Revenue Bonds 5.00%, due 5/15/23	1,000,000	1,133,600
California School Finance Authority, Aspire Public Schools, Revenue Bonds Series A 5.00%, due 8/1/19 (b)	130,000	130,000
California School Finance Authority, Classical Academies Project, Revenue Bonds Series A-1 7.375%, due 10/1/43	5,050,000	5,940,719
California State Educational Facilities Authority, Art Center College of Design, Revenue Bonds
Series A 5.00%, due 12/1/19	125,000	126,610
Series A 5.00%, due 12/1/21	290,000	314,595
Series A 5.00%, due 12/1/22	200,000	223,424
Series A 5.00%, due 12/1/23	215,000	246,921
California Statewide Communities Development Authority, Methodist Hospital of Southern California Project, Revenue Bonds
5.00%, due 1/1/20	365,000	370,428
5.00%, due 1/1/21	300,000	315,006
5.00%, due 1/1/22	500,000	541,895
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds 2.625%, due 11/1/33 (c)	1,265,000	1,310,413
Chula Vista Elementary School District, Unlimited General Obligation (zero coupon), due 8/1/23	1,500,000	1,416,660
City of Oakland CA, Revenue Bonds Insured: AGM (zero coupon), due 12/15/19	1,000,000	990,800
Dinuba Unified School District, Unlimited General Obligation
Insured: AGM (zero coupon), due 8/1/20	155,000	153,025
Insured: AGM (zero coupon), due 8/1/21	160,000	155,733
Imperial Community College District, Capital Appreciation, Unlimited General Obligation Insured: AGC (zero coupon), due 8/1/21	305,000	297,043
Inglewood Unified School District, Unlimited General Obligation
Series B, Insured: BAM 4.00%, due 8/1/19	500,000	500,000
Series B, Insured: BAM 4.00%, due 8/1/20	1,000,000	1,026,970
Los Angeles Department of Airports, Revenue Bonds Series A 5.00%, due 5/15/21 (a)	1,065,000	1,136,674
Oxnard County Water Revenue, Revenue Bonds
Insured: BAM 5.00%, due 6/1/20	925,000	954,211
Insured: BAM 5.00%, due 6/1/21	280,000	299,998
Palm Springs Airport Passenger Facilities, Palm Springs International Airport, Revenue Bonds (a)
5.00%, due 6/1/20	565,000	583,255
5.00%, due 6/1/22	400,000	440,984
Insured: BAM 5.00%, due 6/1/25	1,175,000	1,408,167
Petaluma City Elementary School District, Unlimited General Obligation 3.00%, due 8/1/20	435,000	440,098
Sacramento City Financing Authority, Capital Appreciation, Tax Allocation Series A, Insured: NATL-RE (zero coupon), due 12/1/21	4,170,000	4,035,392
Sacramento County Sanitation District Financing Authority, Revenue Bonds Series B 2.239%, due 12/1/19	2,000,000	2,000,860
Sacramento Municipal Utility District, Revenue Bonds Series A 5.00%, due 8/15/49 (c)	6,000,000	6,862,680
San Diego Redevelopment Agency Successor Agency, Tax Allocation Series B 2.25%, due 9/1/19	250,000	250,008
San Francisco City & County International Airports Communities, Revenue Bonds Series C 5.00%, due 5/1/20 (a)	2,965,000	3,049,651
San Ysidro School District, Unlimited General Obligation Insured: AGM 5.00%, due 8/1/22	1,320,000	1,458,059
Santa Fe Springs Community Development Commission, Consolidated Redevelopment Project, Tax Allocation Series A, Insured: NATL-RE (zero coupon), due 9/1/20	500,000	492,465
South Bay Union School District / San Diego County, Unlimited General Obligation (zero coupon), due 8/1/22	1,000,000	957,530
Southern California Public Power Authority, Apex Power Project No. 1, Revenue Bonds Series A 5.25%, due 11/1/21	1,300,000	1,401,543
Stockton Public Financing Authority, Water Revenue, Revenue Bonds
Series A, Insured: BAM 5.00%, due 10/1/19	750,000	754,913
Series A, Insured: BAM 5.00%, due 10/1/20	400,000	418,560
Series A, Insured: BAM 5.00%, due 10/1/21	500,000	540,675
Ukiah Unified School District, Capital Appreciation, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 8/1/21	875,000	852,337
Vallejo City Unified School District, Unlimited General Obligation Series A, Insured: NATL-RE 5.90%, due 2/1/20	2,500,000	2,555,175
		56,293,901
Colorado 1.1%
Colorado Educational & Cultural Facilities Authority, Johnson & Wales University, Revenue Bonds
Series A 4.00%, due 4/1/23	315,000	338,827
Series B 5.00%, due 4/1/22	770,000	833,201
Series B 5.00%, due 4/1/24	500,000	555,450
Colorado Health Facilities Authority, Catholic Health Initiatives, Revenue Bonds Series A 5.00%, due 2/1/23	1,360,000	1,434,161
Denver City & County Airport Revenue (a)
Series A 5.00%, due 12/1/20	550,000	576,521
Series A 5.00%, due 11/15/22	720,000	803,736
E-470 Public Highway Authority, Revenue Bonds Series A 5.00%, due 9/1/19	1,000,000	1,002,910
		5,544,806
Connecticut 1.3%
City of Bridgeport CT, Unlimited General Obligation Series D, Insured: AGM 5.00%, due 8/15/20	1,000,000	1,036,690
City of Hartford CT, Unlimited General Obligation
Series C, Insured: AGM 5.00%, due 7/15/21	200,000	214,504
Series A, Insured: AGM 5.00%, due 4/1/22	1,000,000	1,097,430
State of Connecticut, Unlimited General Obligation
Series C 4.00%, due 6/15/22	2,210,000	2,379,374
Series C 5.00%, due 6/15/23	1,500,000	1,708,890
		6,436,888
Florida 2.8%
County of Broward Port Facilities, Revenue Bonds Series B 5.00%, due 9/1/20 (a)	3,420,000	3,553,791
County of Miami-Dade Seaport Department, Revenue Bonds Series A 5.00%, due 10/1/19	2,140,000	2,152,219
Florida Department of Environmental Protection, Revenue Bonds Series A 5.00%, due 7/1/20	1,000,000	1,035,640
Mid-Bay Bridge Authority, Revenue Bonds Series A 5.00%, due 10/1/21	1,000,000	1,075,550
Orange County, Tourist Development Tax, Revenue Bonds 5.00%, due 10/1/19	5,000,000	5,032,150
Tolomato Community Development District, Special Assessment
Series A-1, Insured: AGM 2.00%, due 5/1/20	625,000	626,656
Series B, Insured: AGM 2.00%, due 5/1/20	910,000	912,748
		14,388,754
Georgia 2.1%
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds Series A 5.00%, due 7/1/20	3,240,000	3,348,022
Main Street Natural Gas, Inc., Revenue Bonds
Series A 5.00%, due 5/15/20	1,000,000	1,026,910
Series A 5.00%, due 5/15/21	500,000	529,290
Series A 5.00%, due 5/15/22	550,000	599,329
Series A 5.00%, due 5/15/23	1,000,000	1,119,450
Municipal Electric Authority of Georgia, Revenue Bonds
Series 18A 5.00%, due 1/1/20	230,000	233,526
Series HH 5.00%, due 1/1/20	1,460,000	1,482,382
Series B 5.00%, due 1/1/20	2,250,000	2,284,312
		10,623,221
Guam 3.0%
Guam Government Waterworks Authority, Water & Wastewater Systems Revenue, Revenue Bonds Series A 5.00%, due 7/1/20	400,000	411,656
Port Authority of Guam, Revenue Bonds
Series C 3.587%, due 7/1/20	500,000	502,775
Series C 3.783%, due 7/1/21	500,000	507,645
Series B 5.00%, due 7/1/22 (a)	400,000	435,672
Territory of Guam, Business Privilege Tax, Revenue Bonds Series A 5.00%, due 1/1/20	660,000	668,712
Territory of Guam, Revenue Bonds
Series D 5.00%, due 11/15/19	1,000,000	1,009,550
Series D 5.00%, due 11/15/20	2,740,000	2,851,545
Series A 5.00%, due 12/1/20	3,230,000	3,365,951
Series A 5.00%, due 12/1/21	5,295,000	5,661,944
		15,415,450
Hawaii 0.2%
State of Hawaii, Unlimited General Obligation Series EZ 5.00%, due 10/1/19	1,000,000	1,006,480

Illinois 11.3%
Chicago Board of Education, Chicago School Board, Unlimited General Obligation Series A, Insured: NATL-RE 5.25%, due 12/1/19	400,000	404,528
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: NATL-RE 5.00%, due 12/1/19	1,775,000	1,793,637
Series A, Insured: AGM 5.00%, due 12/1/23	1,600,000	1,795,312
Chicago Midway International Airport, Revenue Bonds Series A 5.00%, due 1/1/20 (a)	1,425,000	1,446,788
Chicago Park District, Limited General Obligation
Series C 3.357%, due 1/1/21	955,000	967,740
Series C 3.545%, due 1/1/22	450,000	461,394
Series E 5.00%, due 11/15/20	750,000	782,258
Series E 5.00%, due 11/15/21	800,000	857,632
Series C 5.00%, due 1/1/23	500,000	550,610
Chicago Transit Authority, Revenue Bonds 5.00%, due 12/1/21	5,000,000	5,404,850
City of Chicago IL, Waterworks Second Lien, Revenue Bonds
5.00%, due 11/1/19	745,000	751,802
5.00%, due 11/1/22	1,270,000	1,408,316
Cook County Community High School District No. 212 Leyden, Revenue Bonds Series B, Insured: BAM 2.00%, due 12/1/19	1,140,000	1,138,028
Cook County Community Unit School District No. 401 Elmwood Park, Limited General Obligation Series A, Insured: AGM 5.00%, due 12/1/20	1,340,000	1,406,451
Cook County School District No. 99 Cicero, Limited Tax, Unlimited General Obligation Insured: BAM 5.00%, due 12/1/21	1,270,000	1,371,308
Cook County School District, No. 81 Schiller Park, Limited General Obligation Series B 4.00%, due 12/1/19	570,000	575,181
County of Cook IL, Unlimited General Obligation Series G 5.00%, due 11/15/25	1,665,000	1,737,394
Illinois Educational Facilities Authority, University of Chicago, Revenue Bonds Series B 1.875%, due 7/1/25 (c)	2,250,000	2,258,010
Illinois Finance Authority, Edward Elmhurst Obligated Group, Revenue Bonds 5.00%, due 1/1/21	300,000	313,467
Illinois Finance Authority, Illinois Wesleyan University, Revenue Bonds 4.00%, due 9/1/21	265,000	276,909
Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds Series B 3.20%, due 8/1/19	250,000	250,000
Illinois State University, Auxiliary Facilities System, Revenue Bonds
Series A, Insured: AGM 5.00%, due 4/1/21	505,000	530,508
Series B, Insured: AGM 5.00%, due 4/1/21	250,000	262,628
Series A, Insured: AGM 5.00%, due 4/1/22	425,000	458,847
Series B, Insured: AGM 5.00%, due 4/1/22	645,000	696,368
Kankakee County School District No. 111, Limited General Obligation
Insured: BAM 4.00%, due 1/1/22	255,000	268,722
Insured: BAM 4.00%, due 1/1/24	370,000	403,444
La Salle County School District No. 141, Unlimited General Obligation
Insured: MAC 4.00%, due 12/1/20	560,000	579,796
Insured: MAC 4.00%, due 12/1/21	585,000	614,601
Insured: MAC 4.00%, due 12/1/22	370,000	395,463
Madison Macoupin Etc Counties Illinois Community College District No. 536, Lewis & Clark Community College, Unlimited General Obligation
4.50%, due 5/1/20	305,000	312,091
5.00%, due 11/1/22	420,000	455,855
Madison Macoupin Etc Counties Illinois Community College District No. 536, Unlimited General Obligation
Series A 5.00%, due 11/1/20	150,000	155,342
Series A 5.00%, due 11/1/21	70,000	74,460
Peoria County School District No. 68 Oak Grove, Unlimited General Obligation Series C, Insured: AGM 2.00%, due 12/1/19	180,000	180,430
Public Building Commission of Chicago, Chicago Transit Authority, Revenue Bonds Insured: AMBAC 5.25%, due 3/1/24	1,000,000	1,137,460
Railsplitter Tobacco Settlement Authority, Revenue Bonds 5.25%, due 6/1/20	3,765,000	3,883,560
Randolph County Community Unit School District No. 140 Sparta, Unlimited General Obligation Insured: AGM 4.00%, due 12/1/19	210,000	211,867
Regional Transportation Authority, Revenue Bonds
Insured: AGM 5.75%, due 6/1/21	480,000	518,870
Insured: AGM 6.25%, due 7/1/22	360,000	410,209
Round Lake IL, Lakewood Grove Special Service Area No. 3 & 4, Special Tax Insured: BAM 2.65%, due 3/1/21	499,000	503,471
Sales Tax Securitization Corp., Revenue Bonds Series C 5.00%, due 1/1/22	1,250,000	1,339,150
Sauk Village, Unlimited General Obligation Series B, Insured: BAM 4.00%, due 12/1/21	750,000	787,597
State of Illinois, Sales Tax, Revenue Bonds
5.00%, due 6/15/22	655,000	705,933
Series C 5.00%, due 6/15/22	95,000	102,387
State of Illinois, Unlimited General Obligation
Series B 5.00%, due 11/1/19	5,000,000	5,036,850
5.00%, due 6/1/21	4,000,000	4,201,240
1st Series, Insured: NATL-RE 6.00%, due 11/1/26	4,115,000	4,844,013
Upper Illinois River Valley Development Authority, Morris Hospital, Revenue Bonds 5.00%, due 12/1/20	575,000	599,438
Village of Cary IL, Special Service Area No. 2, Special Tax Insured: BAM 1.70%, due 3/1/20	149,000	149,119
Village of Crestwood IL, Alternate Revenue Source, Unlimited General Obligation Series B, Insured: BAM 2.00%, due 12/15/19	500,000	500,985
Village of Stone Park, Unlimited General Obligation
Series B, Insured: BAM 4.00%, due 2/1/20	135,000	136,652
Series B, Insured: BAM 4.00%, due 2/1/21	120,000	124,171
Series B, Insured: BAM 4.00%, due 2/1/24	135,000	147,624
Series B, Insured: BAM 4.00%, due 2/1/25	150,000	165,747
Western Illinois University, Revenue Bonds Insured: BAM 5.00%, due 4/1/20	460,000	469,600
		57,316,113
Indiana 2.4%
Center Grove Multi-Facility School Building Corp., Revenue Notes 2.50%, due 12/15/20	3,000,000	3,022,470
Hammond Multi-School Building Corp., Revenue Bonds
4.00%, due 1/15/20	470,000	475,429
4.00%, due 7/15/21	330,000	346,144
5.00%, due 1/15/22	555,000	602,375
5.00%, due 7/15/22	1,040,000	1,146,246
Indiana Health & Educational Facilities Financing Authority, Ascension Senior Health Credit Group, Revenue Bonds (c)
Series A-9 1.375%, due 10/1/27	4,985,000	4,989,237
Series 2006 B-3 1.75%, due 11/15/31	1,400,000	1,417,290
		11,999,191
Iowa 1.0%
City of Coralville IA, Certificates of Participation Series E 4.00%, due 6/1/20	500,000	503,975
PEFA, Inc., Revenue Bonds 5.00%, due 9/1/49 (c)	2,000,000	2,376,560
Sioux Center Community School District, Unlimited General Obligation
Insured: AGM 5.00%, due 5/1/20	885,000	907,541
Insured: AGM 5.00%, due 5/1/21	755,000	802,550
Insured: AGM 5.00%, due 5/1/22	350,000	384,927
Xenia Rural Water District, Capital Loan Notes, Revenue Bonds 3.00%, due 12/1/19	375,000	376,391
		5,351,944
Kansas 0.3%
Johnson County Unified School District No. 233 Olathe, Unlimited General Obligation Series A 5.00%, due 9/1/20	1,250,000	1,301,938
Kentucky 1.1%
Kentucky Bond Development Corp., Lexington Center Corp. Project, Revenue Bonds Series A 5.00%, due 9/1/22	550,000	609,933
Kentucky Bond Development Corp., Revenue Bonds
5.00%, due 9/1/19	390,000	391,170
5.00%, due 9/1/21	325,000	349,186
Louisville & Jefferson County Metropolitan Government, Louisville Gas & Electric Co., Revenue Bonds Series A 1.85%, due 10/1/33 (c)	3,000,000	3,026,070
Louisville / Jefferson County Metropolitan Government, Norton Healthcare, Revenue Bonds Series A 5.00%, due 10/1/20	790,000	822,422
Paducah Electric Plant Board, Revenue Bonds Series A, Insured: AGC 4.25%, due 10/1/21	290,000	290,563
		5,489,344
Louisiana 1.7%
E Baton Rouge Parish, Road & Street Improvement, Revenue Bonds Insured: AGC 5.25%, due 8/1/19	2,000,000	2,000,000
Evangeline Parish Road & Drain Sales Tax District No. 1, Revenue Bonds Insured: AGM 5.00%, due 12/1/20	500,000	524,725
Louisiana Local Government Environmental Facilities & Community Development Authority, University Student Housing, Revenue Bonds Series A, Insured: AGM 2.00%, due 10/1/19	555,000	555,721
Louisiana Public Facilities Authority, Willis-Knighton Medical Center, Revenue Bonds Series 1993, Insured: AMBAC 3.255%, due 9/1/23 (c)	5,400,000	5,400,000
		8,480,446
Maine 0.5%
Maine Finance Authority, Revenue Bonds (a)
Series 2019A-1, Insured: AGM 5.00%, due 12/1/22	500,000	554,245
Series 2019A-1, Insured: AGM 5.00%, due 12/1/23	545,000	619,529
Series 2019A-1, Insured: AGM 5.00%, due 12/1/24	520,000	604,105
Series 2019A-1, Insured: AGM 5.00%, due 12/1/25	500,000	591,420
		2,369,299
Maryland 2.1%
County of Anne Arundel MD, Unlimited General Obligation 5.00%, due 10/1/19	6,165,000	6,204,641
Maryland Economic Development Corp., Seagirt Marine Terminal Project, Revenue Bonds
Series B 3.25%, due 6/1/22	755,000	762,724
Series B 3.70%, due 6/1/25	1,000,000	1,021,830
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds Series B 2.875%, due 7/1/23	1,750,000	1,822,887
Prince George's County, Regional Medical Center, Certificates of Participation 5.00%, due 10/1/20	1,040,000	1,086,145
		10,898,227
Massachusetts 1.1%
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Revenue Bonds
Series K 3.00%, due 7/1/20	1,345,000	1,368,161
Series K 4.00%, due 7/1/21	720,000	758,585
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds 5.00%, due 10/1/19	985,000	990,792
Massachusetts Housing Finance Agency, Revenue Bonds Series B 2.60%, due 12/1/39 (c)	2,535,000	2,543,568
		5,661,106
Michigan 2.1%
City of Detroit MI Sewage Disposal System, Second Lien, Revenue Bonds Series B, Insured: NATL-RE 5.50%, due 7/1/22	1,500,000	1,678,095
Michigan Finance Authority, Revenue Bonds (a)
Series 25-A 5.00%, due 11/1/21	1,700,000	1,825,409
Series 25-A 5.00%, due 11/1/22	1,775,000	1,958,801
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds
Series MI-1 5.00%, due 12/1/20	200,000	210,080
Series MI-1 5.00%, due 12/1/21	200,000	217,784
Series MI-1 5.00%, due 12/1/22	200,000	224,954
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds 5.00%, due 11/1/22	500,000	560,030
Michigan State Housing Development Authority, Revenue Bonds Series C 1.65%, due 6/1/20 (a)	1,500,000	1,501,350
Michigan Strategic Fund, Detroit Edison Project, Revenue Bonds Series ET-2 1.45%, due 8/1/29 (c)	2,000,000	1,995,940
State of Michigan, School Loan, Revenue Bonds Series B, Insured: Q-SBLF 4.14%, due 11/1/20	715,000	734,262
		10,906,705
Minnesota 1.5%
Kanabec County MN, FirstLight Health System, Revenue Bonds 2.75%, due 12/1/19	2,750,000	2,751,457
State of Minnesota, Unlimited General Obligation Series D 5.00%, due 8/1/19	4,940,000	4,940,000
		7,691,457
Mississippi 0.9%
City of Jackson MS Water & Sewer System, Revenue Bonds Insured: BAM 4.00%, due 9/1/20	625,000	639,912
Mississippi Development Bank, Jackson Public School District, Revenue Bonds Insured: BAM 5.00%, due 10/1/21	450,000	485,402
Mississippi Development Bank, Jackson Water & Sewer System Project, Revenue Bonds Insured: AGM 5.00%, due 12/1/20	1,000,000	1,045,510
Mississippi Gaming Tax, Revenue Bonds
Series A 5.00%, due 10/15/20	750,000	783,915
Series A 5.00%, due 10/15/21	700,000	758,100
Series A 5.00%, due 10/15/22	1,000,000	1,117,130
		4,829,969
Missouri 1.1%
Kansas City Industrial Development Authority, Downtown Redevelopment District, Revenue Bonds Series A 5.00%, due 9/1/21	4,420,000	4,755,567
Lincoln University, Auxiliary Systems, Revenue Bonds
Insured: AGM 5.00%, due 6/1/22	300,000	329,244
Insured: AGM 5.00%, due 6/1/23	320,000	361,315
		5,446,126
Montana 0.2%
Montana Facilities Finance Authority, Kalispell Regional Medical Center, Revenue Bonds Series A 4.378%, due 7/1/22	915,000	943,850

Nebraska 1.1%
Central Plains Energy, Project No. 4, Revenue Bonds 5.00%, due 3/1/50 (c)	5,000,000	5,630,150

Nevada 0.6%
County of Washoe, Sierra Pacific Power Co. Project, Revenue Bonds Series D 2.05%, due 3/1/36 (a)(c)	3,000,000	3,039,630

New Hampshire 0.6%
New Hampshire Business Finance Authority, United Illuminating Co., Revenue Bonds Series A 2.80%, due 10/1/33 (c)	3,000,000	3,123,300

New Jersey 9.0%
Atlantic County Improvement Authority, Stockton University Atlantic City, Revenue Bonds Series B, Insured: AGM 5.00%, due 9/1/20	3,745,000	3,907,233
Borough of North Plainfield NJ, Unlimited General Obligation Insured: MAC 3.00%, due 6/1/20	330,000	335,277
City of Atlantic City NJ, Tax Appeal, Unlimited General Obligation
Series B, Insured: AGM 5.00%, due 3/1/20	200,000	203,970
Series A, Insured: BAM 5.00%, due 3/1/21	600,000	631,998
Essex County Improvement Authority, Revenue Bonds Insured: County Guaranteed 5.00%, due 10/1/19	500,000	503,290
Garden State Preservation Trust, Revenue Bonds
Series C, Insured: AGM 5.125%, due 11/1/19	3,175,000	3,205,289
Series C, Insured: AGM 5.25%, due 11/1/20	1,535,000	1,609,739
Greater Egg Harbor Regional High School District, Unlimited General Obligation Insured: AGM 4.00%, due 2/1/20	1,000,000	1,014,140
New Jersey Economic Development Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds 5.00%, due 7/15/21	200,000	210,488
New Jersey Economic Development Authority, Revenue Bonds
Series B 5.00%, due 11/1/19	5,000,000	5,043,100
Series DDD 5.00%, due 6/15/21	960,000	1,021,699
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series K, Insured: AMBAC 5.25%, due 12/15/20	1,470,000	1,544,823
Series K; Insured: AMBAC 5.50%, due 12/15/19	5,000,000	5,073,650
Series N-1, Insured: NATL-RE 5.50%, due 9/1/23	1,500,000	1,717,230
New Jersey State Economic Development Authority, Revenue Bonds Series A, Insured: BAM 5.00%, due 7/1/27	2,525,000	3,087,318
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds Series A 5.00%, due 6/15/24	1,000,000	1,158,860
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series B, Insured: AMBAC 5.25%, due 12/15/23	275,000	316,426
Series B, Insured: NATL-RE 5.50%, due 12/15/20	5,000,000	5,271,400
Series B, Insured: AGC 5.50%, due 12/15/20	1,000,000	1,056,100
Series A, Insured: AMBAC 5.75%, due 6/15/20	190,000	196,979
Newark Housing Authority, Newark Marine Terminal Rental, Redevelopment Project, Revenue Bonds Insured: NATL 5.25%, due 1/1/20	1,000,000	1,015,860
Passaic Valley Sewerage Commissioners, Sewer System, Revenue Bonds Series H, Insured: AGM 5.00%, due 12/1/23	2,190,000	2,528,114
Tobacco Settlement Financing Corp., Revenue Bonds
Series A 5.00%, due 6/1/20	2,500,000	2,568,325
Series A 5.00%, due 6/1/21	500,000	529,570
Series A 5.00%, due 6/1/22	1,250,000	1,361,313
Series A 5.00%, due 6/1/23	250,000	279,098
Trenton Parking Authority, Revenue Bonds Series A, Insured: AGM 2.49%, due 10/1/19	170,000	169,833
		45,561,122
New Mexico 0.2%
Rio Rancho Water & Wastewater Systems, Revenue Bonds 5.00%, due 5/15/20	800,000	824,600

New York 5.7%
Brookfield Central School District, Unlimited General Obligation Insured: AGM 3.00%, due 6/15/22	310,000	314,994
City of Long Beach, Limited General Obligation
Insured: BAM 5.00%, due 1/15/21	600,000	632,376
Insured: BAM 5.00%, due 1/15/22	615,000	670,455
City of Newburgh NY, G.O. Unlimited Notes Series A 2.75%, due 8/1/20	2,155,000	2,178,210
City of Plattsburgh NY, Limited General Obligation Series B, Insured: AGM 5.00%, due 9/15/20	440,000	458,405
Dutchess County Resource Recovery Agency, Revenue Bonds 5.00%, due 1/1/20 (a)	1,055,000	1,070,424
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds
5.00%, due 7/1/20	1,235,000	1,276,941
5.00%, due 7/1/21	435,000	465,089
Metropolitan Transportation Authority, Revenue Bonds Series B-1A 5.00%, due 5/15/20	3,500,000	3,602,655
New York State Dormitory Authority, Interagency Council Pooled Loan Program, Revenue Bonds
Subseries A-1 4.00%, due 7/1/20	275,000	281,900
Subseries A-1 4.00%, due 7/1/21	255,000	268,168
Subseries A-1 4.00%, due 7/1/22	400,000	429,092
Subseries A-1 4.00%, due 7/1/23	430,000	470,390
New York Transportation Development Corp., LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds 5.00%, due 1/1/22 (a)	5,000,000	5,392,950
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (a)
Series A 5.00%, due 4/1/20	1,600,000	1,638,224
Series A 5.00%, due 4/1/21	1,850,000	1,957,226
Series A 5.00%, due 4/1/23	825,000	922,713
Oyster Bay Ny Oys
Insured: BAM 4.00%, due 2/15/22	110,000	116,953
Insured: BAM 4.00%, due 2/15/24	115,000	127,407
Port Authority of New York & New Jersey, Revenue Bonds (a)
5.00%, due 9/15/19	4,750,000	4,771,280
5.00%, due 10/15/21	375,000	405,956
Wellsville Central School District, Unlimited General Obligation Insured: AGM 2.50%, due 6/15/22	370,000	373,689
Westchester County Local Development Corp., Westchester Medical Center, Revenue Bonds 5.00%, due 11/1/19	1,145,000	1,154,904
		28,980,401
North Carolina 0.5%
Charlotte Airport Revenue, Charlotte Douglas International Airport, Revenue Bonds Series B 4.00%, due 7/1/21 (a)	550,000	578,188
Guilford County, Unlimited General Obligation 5.00%, due 3/1/20	1,830,000	1,871,925
		2,450,113
Ohio 2.0%
Akron Bath Copley Joint Township Hospital District, Township Hospital District , Revenue Bonds 5.00%, due 11/15/22	1,000,000	1,108,120
City of Cleveland OH, Airport System, Revenue Bonds Series A 5.00%, due 1/1/21 (a)	500,000	524,315
City of Toledo OH, Limited General Obligation Insured: AGM 4.00%, due 12/1/19	1,540,000	1,554,214
Cleveland Department of Public Utilities Division of Public Power, Revenue Bonds Series A, Insured: AGM 5.00%, due 11/15/20	3,000,000	3,143,040
Dayton International Airport, Revenue Bonds Series A: Insured: AGM 5.00%, due 12/1/20 (a)	995,000	1,038,531
Lucas County Ohio Hospital Revenue, ProMedica Healthcare Obligated Group, Revenue Bonds Series A 5.00%, due 11/15/19	500,000	504,730
Ohio Higher Educational Facility Commission, Ohio Wesleyan University 2019 Project, Revenue Bonds
5.00%, due 10/1/20	765,000	796,120
5.00%, due 10/1/22	385,000	427,350
Ohio Higher Educational Facility Commission, Otterbein University Project, Revenue Bonds Series A 4.00%, due 12/1/19	915,000	922,403
		10,018,823
Oklahoma 0.6%
Canadian County Educational Facilities Authority, Yukon Public Schools Project, Revenue Bonds 5.00%, due 12/1/20	2,050,000	2,137,473
Weatherford Industrial Trust Educational Facilities, Weatherford Public Schools Project, Revenue Bonds 5.00%, due 3/1/21	1,000,000	1,058,980
		3,196,453
Pennsylvania 3.3%
Allentown City School District, G.O. Limited Notes 2.05%, due 1/2/20	2,250,000	2,250,720
Centre County Hospital Authority, Mount Nittany Medical Center, Revenue Bonds Series A 4.00%, due 11/15/19	240,000	241,853
City of Reading PA, Unlimited General Obligation Insured: BAM 4.00%, due 11/1/19	620,000	623,701
Commonwealth of Pennsylvania, Certificates of Participation
Series A 5.00%, due 7/1/20	300,000	309,657
Series A 5.00%, due 7/1/21	350,000	373,296
Series A 5.00%, due 7/1/22	300,000	330,168
Dauphin County General Authority, Pinnacle Health System Project, Revenue Bonds Series A 5.00%, due 6/1/20	500,000	514,970
Delaware River Joint Toll Bridge Commission, Revenue Bonds
Series B 5.00%, due 7/1/20	1,190,000	1,232,293
Series B 5.00%, due 7/1/21	500,000	536,630
Hazleton Area School District, Limited General Obligation
Series B, Insured: BAM 2.00%, due 3/1/20	375,000	376,597
Series A, Insured: BAM 4.00%, due 3/1/20	600,000	609,474
Lancaster Higher Education Authority, Harrisburg Area Community, Revenue Bonds Series A, Insured: BAM 5.00%, due 10/1/19	685,000	689,131
Lycoming County Authority, Pennsylvania College of Technology, Revenue Bonds 4.00%, due 10/1/19	755,000	758,239
Pennsylvania Turnpike Commission, Oil Franchise Tax, Revenue Bonds Subseries B 5.00%, due 12/1/19	1,000,000	1,012,510
Philadelphia Gas Works Co., 1998 General Ordinance, Revenue Bonds Series 14T 5.00%, due 10/1/19	2,030,000	2,042,525
Philadelphia Gas Works Co., Revenue Bonds 5.00%, due 8/1/19	800,000	800,000
Philadelphia School District, Unlimited General Obligation Series D, Insured: AGM 5.50%, due 6/1/21	700,000	752,472
Philadelphia Water & Wastewater Revenue, Revenue Bonds
Series A 5.00%, due 10/1/19	1,500,000	1,509,480
Series A 5.00%, due 10/1/20	2,000,000	2,089,460
		17,053,176
Puerto Rico 1.6%
Commonwealth of Puerto Rico, CPI- Linked Bonds-Public Improvement, Unlimited General Obligation Series A, Insured: AGC 3.016%, due 7/1/20	655,000	654,384
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Insured: AGM 5.25%, due 7/1/20	900,000	918,666
Series A, Insured: NATL-RE 5.50%, due 7/1/20	420,000	427,589
Insured: AGC 5.50%, due 7/1/22	50,000	53,203
Puerto Rico Electric Power Authority, Revenue Bonds Series MM, Insured: NATL-RE 5.00%, due 7/1/20	275,000	278,746
Puerto Rico Highway & Transportation Authority, Revenue Bonds Series AA, Insured: NATL-RE 5.50%, due 7/1/20	1,020,000	1,038,431
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM 5.00%, due 8/1/19	240,000	240,000
Series C, Insured: AGM 5.25%, due 8/1/19	965,000	965,000
Series C, Insured: AGC 5.25%, due 8/1/20	2,000,000	2,045,280
Series C, Insured: AGC 5.25%, due 8/1/21	1,500,000	1,562,580
		8,183,879
Rhode Island 0.5%
Rhode Island Commerce Corp., Grant Anticipation Rhode Island Department, Revenue Bonds Series A 5.00%, due 6/15/20	1,000,000	1,033,110
Rhode Island Health & Educational Building Corp., Hospital Financing-Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/20	1,500,000	1,540,005
		2,573,115
South Carolina 0.2%
Sumter Two School Facilities, Inc., Sumter School District Project, Revenue Bonds Insured: BAM 5.00%, due 12/1/19	1,065,000	1,077,077

Tennessee 0.6%
Memphis-Shelby County Airport Authority, Revenue Bonds Series B 5.00%, due 7/1/25 (a)	1,290,000	1,374,418
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds Series A 4.00%, due 10/1/19	200,000	200,870
Tennessee Energy Acquisition Corp., Natural Gas Utilities, Revenue Bonds Series C 5.00%, due 2/1/20	1,555,000	1,580,377
		3,155,665
Texas 5.7%
Arlington Higher Education Finance Corp., Revenue Bonds Series A, Insured: PSF 5.00%, due 8/15/24	185,000	217,512
Belmont Fresh Water Supply District No. 1, Denton County, Unlimited General Obligation
Insured: AGM 3.50%, due 3/1/23	495,000	527,363
Insured: AGM 3.75%, due 3/1/22	155,000	163,564
Insured: AGM 4.00%, due 3/1/20	205,000	208,009
Insured: AGM 4.00%, due 3/1/21	155,000	160,955
Brazoria County Municipal Utility District No. 19, Unlimited General Obligation
Insured: BAM 3.00%, due 9/1/22	385,000	400,727
Insured: BAM 3.00%, due 9/1/23	410,000	431,045
Cedar Hill Independent School District, Unlimited General Obligation Series A, Insured: PSF (zero coupon), due 2/15/21	420,000	412,196
City of Dallas TX, Waterworks & Sewer Systems, Revenue Bonds Series B 2.485%, due 10/1/21	3,500,000	3,518,620
City of Houston TX, Airport System, Revenue Bonds Series A 5.00%, due 7/1/21 (a)	300,000	320,499
City of Houston TX, Utility System, Revenue Bonds Series E 2.81%, due 11/15/20	450,000	454,905
Dallas-Fort Worth International Airport, Revenue Bonds Series F 5.00%, due 11/1/21 (a)	1,000,000	1,046,730
Fort Bend Municipal Utility District, No. 169 Contract, Revenue Bonds
Series A, Insured: AGM 4.00%, due 12/1/21	925,000	980,528
Series A, Insured: AGM 4.50%, due 12/1/20	465,000	483,237
Galveston County Municipal Utility District No. 56, Unlimited General Obligation
Insured: BAM 4.25%, due 12/1/22	400,000	434,936
Insured: BAM 4.50%, due 12/1/20	300,000	311,808
Insured: BAM 4.50%, due 12/1/21	400,000	427,344
Harris County-Houston Sports Authority, Revenue Bonds Series A 5.00%, due 11/15/19	1,500,000	1,515,675
Lazy Nine Municipal Utility District No. 1B, Unlimited General Obligation
Insured: MAC 3.00%, due 9/1/23	360,000	378,770
Insured: MAC 3.00%, due 9/1/24	360,000	381,503
Little Elm Independent School District, Capital Appreciation, Unlimited General Obligation Insured: PSF (zero coupon), due 8/15/21	500,000	476,495
Montgomery County Municipal Utility District No. 46, Unlimited General Obligation 2.50%, due 3/1/22	1,455,000	1,456,339
North Central Texas Community College District, Revenue Bonds Insured: AGM 3.00%, due 5/15/21	380,000	391,841
Onalaska Independent School District, Capital Appreciation, Unlimited General Obligation Insured: PSF (zero coupon), due 2/15/21	210,000	206,428
Remington Municipal Utility District No.1, Unlimited General Obligation
Insured: AGM 3.00%, due 9/1/20	200,000	203,722
Insured: AGM 3.00%, due 9/1/22	330,000	343,784
State of Texas, Revenue Notes 4.00%, due 8/29/19	6,000,000	6,012,180
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.00%, due 12/15/19	650,000	658,411
5.00%, due 12/15/25	1,900,000	2,102,350
Texas State Public Finance Authority, Financing System Texas Southern University, Revenue Bonds Insured: BAM 4.00%, due 5/1/20	1,500,000	1,526,715
Viridian Municipal Management District, Road Improvement, Unlimited General Obligation
Insured: AGM 4.00%, due 12/1/20	505,000	523,195
Insured: AGM 4.00%, due 12/1/21	300,000	319,221
Insured: AGM 4.00%, due 12/1/22	550,000	597,889
Insured: AGM 4.00%, due 12/1/23	300,000	332,127
Viridian Municipal Management District, Utility Improvement, Unlimited General Obligation
Insured: AGM 4.00%, due 12/1/20	260,000	269,368
Insured: AGM 4.00%, due 12/1/21	225,000	239,416
Insured: AGM 4.00%, due 12/1/22	395,000	429,393
Insured: AGM 4.00%, due 12/1/23	305,000	337,662
		29,202,462
U.S. Virgin Islands 0.4%
Virgin Islands Public Finance Authority, Revenue Bonds Series A 5.00%, due 10/1/19	1,810,000	1,810,217

Utah 0.3%
Salt Lake City Airport Revenue Series A 5.00%, due 7/1/21 (a)	725,000	774,539
Utah Charter School Finance Authority, Summit Academy, Inc., Revenue Bonds
Series A 5.00%, due 4/15/20	135,000	138,384
Series A 5.00%, due 4/15/22	110,000	119,886
Series A 5.00%, due 4/15/24	340,000	391,313
		1,424,122
Vermont 0.0% ‡
Vermont Educational & Health Building Financing Agency, Saint Michael's College-Green Bond, Revenue Bonds 4.00%, due 10/1/19	130,000	130,514

Virginia 0.6%
Virginia Public School Authority, Special Obligation, Revenue Bonds 5.00%, due 7/15/20	2,990,000	3,103,411

Washington 0.3%
Bellevue Convention Center Authority, Revenue Bonds Insured: NATL-RE (zero coupon), due 2/1/22	530,000	509,881
Douglas County Public Utility District No. 1, Wells Hydroelectric, Revenue Bonds Series A 5.00%, due 9/1/20 (a)	1,170,000	1,217,315
		1,727,196
Wisconsin 0.4%
Public Finance Authority, Affinity Living Group, Revenue Bonds 3.75%, due 2/1/22	2,000,000	2,006,080
Total Long-Term Municipal Bonds (Cost $419,824,368)		424,094,049
Short-Term Municipal Notes 16.8%
Arizona 1.7%
Arizona Health Facilities Authority, Banner Health, Revenue Bonds Series B 1.46%, due 1/1/46 (d)	8,400,000	8,400,000

California 2.7%
Los Angeles Department of Water, Revenue Bonds Series A-2 1.45%, due 7/1/45 (d)	4,000,000	4,000,000
University of California, Revenue Bonds Series AL-3 1.43%, due 5/15/48 (d)	9,900,000	9,900,000
		13,900,000
Florida 0.5%
County of Miami-Dade FL Aviation, Revenue Bonds Series B 5.00%, due 10/1/19 (a)	1,815,000	1,826,489
Escambia County, Gulf Power Co. Project, Revenue Bonds 2nd Series 1.50%, due 4/1/39 (d)	500,000	500,000
		2,326,489
Georgia 2.8%
Burke County Development Authority, Georgia Power Co., Vogtle Project, Revenue Bonds 1.57%, due 11/1/52 (d)	4,500,000	4,500,000
Heard County Development Authority, Georgia Power Co., Plant Wansley, Revenue Bonds 1.58%, due 12/1/37 (a)(d)	4,500,000	4,500,000
Main Street Natural Gas, Inc., Revenue Bonds Series B 2.36%, due 4/1/48 (d)	5,000,000	4,993,450
		13,993,450
Guam 0.0% ‡
Guam Power Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/19	150,000	150,882

Illinois 0.3%
City of Chicago IL, Waterworks Second Lien, Revenue Bonds 5.00%, due 11/1/19	1,405,000	1,417,364

Michigan 0.1%
Muskegon Local Development Finance Authority, Revenue Bonds Insured: AGM 4.00%, due 11/1/19	330,000	331,937

Mississippi 0.0% ‡
Mississippi Gaming Tax, Revenue Bonds Series A 5.00%, due 10/15/19	250,000	251,927

New Jersey 1.8%
New Jersey Turnpike Authority, Revenue Bonds (d)
Series C-2 2.162%, due 1/1/22	6,000,000	6,026,820
Series D-1 2.382%, due 1/1/24	2,600,000	2,627,300
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds Series B-4 5.25%, due 12/15/19	250,000	253,455
		8,907,575
New York 1.4%
City of Plattsburgh NY, Limited General Obligation Series B, Insured: AGM 5.00%, due 9/15/19	560,000	562,201
Metropolitan Transportation Authority, Revenue Bonds (d)
Subseries 2012A-2 1.529%, due 11/15/41	2,000,000	2,000,000
Series 2012G-3 2.31%, due 11/1/31	3,000,000	3,004,290
New York State Housing Finance Agency, 350 West 34th Street, Revenue Bonds Series A 1.52%, due 11/1/34 (a)(d)	1,700,000	1,700,000
		7,266,491
North Carolina 0.2%
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bonds Series B 1.47%, due 10/1/35 (d)	1,000,000	1,000,000

Ohio 2.7%
Allen County Hospital Facilities, Catholic Healthcare, Revenue Bonds Series B 5.00%, due 9/1/19	1,250,000	1,253,737
County of Montgomery OH, Premier Health-Miami Valley Hospital, Revenue Bonds Series E 1.52%, due 11/15/45 (d)	3,600,000	3,600,000
State of Ohio, Capital Facilities Lease-Appropriation, Revenue Bonds Series C 1.489%, due 10/1/36 (d)	8,800,000	8,800,000
		13,653,737
Pennsylvania 0.3%
County of Allegheny PA, Unlimited General Obligation Series C-59B, Insured: AGM 2.278%, due 11/1/26 (d)	1,235,000	1,232,592
Philadelphia School District, Unlimited General Obligation Series D 5.00%, due 9/1/19	550,000	551,617
		1,784,209
Puerto Rico 0.1%
Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, Insured: AGM 5.25%, due 8/1/19	500,000	500,000

Texas 0.6%
Houston Hotel Occupancy Tax Hotel Occupancy & Special, Revenue Bonds Series B, Insured: AMBAC (zero coupon), due 9/1/19	3,155,000	3,151,593

Wisconsin 1.6%
DeForest Area School District, Revenue Notes 3.00%, due 12/18/19	1,750,000	1,751,400
State of Wisconsin, Unlimited General Obligation Series A 1.538%, due 5/1/29 (d)	3,150,000	3,150,000
Wisconsin State Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, Revenue Bonds Series C-2 1.85%, due 8/15/54 (d)	3,500,000	3,495,555
		8,396,955
Total Short-Term Municipal Notes (Cost $85,407,898)		85,432,609
Total Municipal Bonds (Cost $505,232,266)		509,526,658

	Shares
Closed-End Funds 0.1%
Florida 0.1%
BlackRock Florida Municipal 2020 Term Trust, 1.95% (e)	34,857	501,243
Total Closed-End Funds (Cost $490,519)		501,243
Total Investments (Cost $505,722,785)	100.3%	510,027,901
Other Assets, Less Liabilities	(0.3)	(1,597,677)
Net Assets	100.0%	$508,430,224

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Floating rate - Rate shown was the rate in effect as of July 31, 2019.
(d)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(e)	Current yield as of July 31, 2019.

The following abbreviations are used in the preceding pages:
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
MAC	—Municipal Assurance Corp.
NATL-RE	—National Public Finance Guarantee Corp.
PSF	—Permanent School Fund
Q-SBLF	—Qualified School Board Loan Fund

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$—	$424,094,049	$—	$424,094,049
Short-Term Municipal Notes	—	85,432,609	—	85,432,609
Total Municipal Bonds	—	509,526,658	—	509,526,658
Closed End Funds	501,243	—	—	501,243
Total Investments in Securities	$501,243	$509,526,658	$—	$510,027,901

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2019 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

The Board of Trustees of the MainStay Funds Trust (the "Board") adopted procedures establishing methodologies for the valuation of the Fund's securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the "Subcommittee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Fund's assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to the Fund.

To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund's third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

"Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of July 31, 2019, the aggregate value by input level of the Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund's valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund's valuation procedures are designed to value a security at a price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2019, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor, reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. As of July 31, 2019, there were no securities held by the Funds that were fair valued in such a manner.

Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor. Those values reflect broker-dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.

Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

MainStay Balanced Fund
Portfolio of Investments July 31, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 40.6% †
Asset-Backed Securities 3.6%
Automobile Asset-Backed Securities 0.3%
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45%, due 3/20/23 (a)	$100,000	$102,141
Mercedes Benz Auto Lease Trust Series 2019-A, Class A3 3.10%, due 11/15/21	250,000	252,230
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56%, due 11/25/31 (a)	1,500,000	1,514,831
		1,869,202
Other Asset-Backed Securities 3.3%
AIMCO CLO Series 2017-AA, Class A 3.851% (3 Month LIBOR + 1.26%), due 7/20/29 (a)(b)	500,000	500,121
Apidos CLO XXV Series 2016-25A, Class A1R 3.761% (3 Month LIBOR + 1.17%), due 10/20/31 (a)(b)	650,000	650,333
Apidos CLO XXI Series 2015-21A, Class A1R 3.53% (3 Month LIBOR + 0.93%), due 7/18/27 (a)(b)	600,000	600,179
ARES CLO, Ltd. Series 2016-41A, Class AR 3.503% (3 Month LIBOR + 1.20%), due 1/15/29 (a)(b)	500,000	500,000
Ares XXIX CLO, Ltd. Series 2014-1A, Class A1R 3.778% (3 Month LIBOR + 1.19%), due 4/17/26 (a)(b)	92,329	92,384
Benefit Street Partners CLO IV, Ltd. Series 2014-IVA, Class A1 3.841% (3 Month LIBOR + 1.25%), due 1/20/29 (a)(b)	500,000	500,105
Cedar Funding IV CLO, Ltd. Series 2014-4A, Class AR 3.821% (3 Month LIBOR + 1.23%), due 7/23/30 (a)(b)	1,500,000	1,498,977
DB Master Finance LLC Series 2019-1A, Class A2I 3.787%, due 5/20/49 (a)	900,000	920,970
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A2II 3.082%, due 7/25/47 (a)	2,254,000	2,256,479
Dryden CLO, Ltd. Series 2018-71A, Class A 3.789% (3 Month LIBOR + 1.150), due 1/15/29 (a)(b)	250,000	250,039
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A 2.69%, due 3/25/30 (a)	173,102	173,407
FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, due 4/30/47 (a)	195,500	200,958
Galaxy XXII CLO, Ltd. Series 2016-22A, Class A1R 3.601% (3 Month LIBOR + 1.000), due 7/16/28 (a)(b)	250,000	249,471
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.54%, due 2/25/32 (a)	518,040	531,544
HPS Loan Management, Ltd. Series 2011-A17, Class A 3.994% (3 Month LIBOR + 1.26%), due 5/6/30 (a)	1,000,000	1,000,002
Magnetite XVIII, Ltd. Series 2016-18A, Class AR 3.763% (3 Month LIBOR + 1.080), due 11/15/28 (a)(b)	600,000	599,153
MVW Owner Trust Series 2019-1A, Class A 2.89%, due 11/20/36 (a)	484,374	489,983
Navient Private Education Refi Loan Trust Series 2019-CA, Class A2 3.13%, due 2/15/68 (a)	500,000	510,149
Octagon Investment Partners 30, Ltd. Series 2017-1A, Class A1 3.911% (3 Month LIBOR + 1.32%), due 3/17/30 (a)(b)	500,000	501,277
Palmer Square CLO, Ltd. (b)
Series 2014-1A, Class A1R2 3.718% (3 Month LIBOR + 1.130), due 1/17/31	250,000	249,207
Series 2015-1A, Class A1R2 3.741% (3 Month LIBOR + 1.22%), due 5/21/29 (a)	750,000	749,998
Regatta VI Funding, Ltd. Series 2016-1A, Class AR 3.671% (3 Month LIBOR + 1.080), due 7/20/28 (a)(b)	600,000	599,630
Sierra Timeshare Receivables Funding Co. LLC Series 2019-1A, Class A 3.20%, due 1/20/36 (a)	247,146	252,204
SMB Private Education Loan Trust Series 2019-B, Class A2A 2.84%, due 6/15/37 (a)	1,000,000	1,005,687
SoFi Professional Loan Program LLC Series 2019-A, Class A1FX 3.18%, due 6/15/48 (a)	419,759	423,531
Sound Point CLO XVI, Ltd. Series 2017-2A, Class A 3.86% (3 Month LIBOR + 1.28%), due 7/25/30 (a)(b)	820,000	819,996
Taco Bell Funding, LLC Series 2018-1A, Class A2I 4.318%, due 11/25/48 (a)	796,000	820,779
THL Credit Wind River CLO, Ltd. (a)(b)
Series 2017-4A, Class A 3.793% (3 Month LIBOR + 1.150), due 11/20/30	507,000	505,414
Series 2017-2A, Class A 3.821% (3 Month LIBOR + 1.23%), due 7/20/30	250,000	249,131
TIAA CLO III, Ltd. Series 2017-2A, Class A 3.751% (3 Month LIBOR + 1.150), due 1/16/31 (a)(b)	500,000	497,688
TICP CLO XIII, Ltd. Series 2019 13A, Class A 3.665% (3 Month LIBOR + 1.300), due 7/15/32 (a)(b)	500,000	499,962
Treman Park CLO, Ltd. Series 2015-1A, Class ARR 3.661% (3 Month LIBOR + 1.070), due 10/20/28 (a)(b)	390,000	390,002
Voya CLO, Ltd. Series 2019-1A, Class A 3.813% (3 Month LIBOR + 1.170), due 4/15/29 (a)(b)	400,000	399,997
Westcott Park CLO, Ltd. Series 2016 1A, Class AR 3.684% (3 Month LIBOR + 1.210), due 7/20/28 (a)(b)	600,000	600,732
		20,089,489
Total Asset-Backed Securities (Cost $21,845,354)		21,958,691

Corporate Bonds 16.5%
Aerospace & Defense 0.4%
BAE Systems PLC 4.75%, due 10/11/21 (a)	1,760,000	1,836,415
Boeing Co. 3.10%, due 5/1/26	360,000	369,893
		2,206,308
Auto Manufacturers 0.8%
Ford Motor Credit Co. LLC
4.25%, due 9/20/22	1,200,000	1,232,970
5.875%, due 8/2/21	925,000	972,644
General Motors Financial Co., Inc. 4.35%, due 4/9/25	955,000	988,487
Volkswagen Group of America Finance LLC 4.00%, due 11/12/21 (a)	1,350,000	1,391,843
		4,585,944
Banks 4.8%
Bank of America Corp. 4.45%, due 3/3/26	3,445,000	3,710,744
Bank of Montreal 3.081% (3 Month LIBOR + 0.630), due 9/11/22 (b)	1,030,000	1,036,620
Citigroup, Inc. 4.60%, due 3/9/26	2,875,000	3,106,004
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22	1,740,000	1,797,558
Fifth Third Bancorp 4.30%, due 1/16/24	1,100,000	1,170,431
Goldman Sachs Group, Inc.
2.905%, due 7/24/23 (c)	1,530,000	1,541,567
3.85%, due 1/26/27	905,000	949,512
HSBC Holdings PLC
3.086% (3 Month LIBOR + 0.650), due 9/11/21 (b)	1,750,000	1,754,194
3.973%, due 5/22/30 (c)	375,000	392,356
Huntington Bancshares, Inc. 2.625%, due 8/6/24	1,700,000	1,697,073
JPMorgan Chase & Co.
3.702%, due 5/6/30 (c)	315,000	333,594
3.875%, due 9/10/24	4,055,000	4,256,262
Lloyds Banking Group PLC 2.907%, due 11/7/23 (c)	650,000	646,534
Morgan Stanley
2.72%, due 7/22/25 (c)	1,675,000	1,674,546
3.625%, due 1/20/27	220,000	229,903
4.35%, due 9/8/26	1,320,000	1,415,440
Santander UK PLC 3.40%, due 6/1/21	300,000	304,686
SunTrust Bank 3.115% (3 Month LIBOR + 0.590), due 5/17/22 (b)	1,750,000	1,754,006
UBS Group Funding Switzerland A.G. 4.125%, due 4/15/26 (a)	800,000	855,502
		28,626,532
Beverages 0.4%
Anheuser-Busch InBev Finance, Inc. 2.65%, due 2/1/21	341,000	342,797
Anheuser-Busch InBev Worldwide, Inc.
4.00%, due 4/13/28	565,000	613,090
4.75%, due 1/23/29	1,385,000	1,577,713
		2,533,600
Building Materials 0.5%
Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	1,385,000	1,455,136
Masco Corp. 4.45%, due 4/1/25	1,245,000	1,329,408
		2,784,544
Chemicals 0.3%
Dow Chemical Co. (a)
3.15%, due 5/15/24	290,000	296,072
4.80%, due 11/30/28	10,000	11,211
NewMarket Corp. 4.10%, due 12/15/22	1,220,000	1,265,717
		1,573,000
Diversified Financial Services 0.4%
Discover Financial Services 5.20%, due 4/27/22	75,000	80,146
GE Capital International Funding Co. 3.373%, due 11/15/25	1,850,000	1,885,038
TD Ameritrade Holding Corp. 2.95%, due 4/1/22	625,000	634,834
		2,600,018
Electric 1.4%
Commonwealth Edison Co. 3.10%, due 11/1/24	340,000	350,600
DTE Electric Co. 2.65%, due 6/15/22	600,000	605,313
Emera U.S. Finance, L.P. 2.70%, due 6/15/21	1,410,000	1,411,575
Entergy Arkansas LLC 3.70%, due 6/1/24	715,000	755,469
Entergy Corp. 4.00%, due 7/15/22	1,345,000	1,399,411
Exelon Corp. 2.85%, due 6/15/20	930,000	932,336
FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	1,385,000	1,487,252
NextEra Energy Capital Holdings, Inc. 3.25%, due 4/1/26	615,000	633,188
WEC Energy Group, Inc. 3.375%, due 6/15/21	740,000	752,527
		8,327,671
Food 0.3%
Conagra Brands, Inc. 4.85%, due 11/1/28	665,000	737,315
Ingredion, Inc. 4.625%, due 11/1/20	440,000	451,559
Kraft Heinz Foods Co. 3.00%, due 6/1/26	245,000	240,972
Tyson Foods, Inc. 4.00%, due 3/1/26	590,000	630,403
		2,060,249
Forest Products & Paper 0.1%
Fibria Overseas Finance, Ltd. 4.00%, due 1/14/25	755,000	767,835

Health Care - Products 0.4%
Becton Dickinson & Co. 2.894%, due 6/6/22	2,413,000	2,434,051

Iron & Steel 0.3%
Carpenter Technology Corp. 4.45%, due 3/1/23	350,000	358,001
Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	1,460,000	1,537,763
		1,895,764
Media 0.1%
Fox Corp. 4.709%, due 1/25/29 (a)	485,000	543,081

Miscellaneous - Manufacturing 0.1%
Parker-Hannifin Corp. 3.25%, due 6/14/29	415,000	424,903

Multi-National 0.6%
International Bank for Reconstruction & Development
2.00%, due 10/30/20	980,000	978,202
2.60%, due 6/28/24	525,000	524,823
2.70%, due 5/16/22	900,000	899,963
2.88%, due 5/15/24	1,005,000	1,005,340
		3,408,328
Oil & Gas 0.8%
Anadarko Petroleum Corp.
4.85%, due 3/15/21	1,514,000	1,561,343
5.55%, due 3/15/26	1,205,000	1,353,086
Cenovus Energy, Inc. 4.25%, due 4/15/27	375,000	386,253
Helmerich & Payne, Inc. 4.65%, due 3/15/25	680,000	732,392
Nabors Industries, Inc. 5.00%, due 9/15/20	281,000	283,108
Petroleos Mexicanos
3.50%, due 1/30/23	340,000	324,023
4.875%, due 1/24/22	225,000	226,755
5.35%, due 2/12/28	175,000	160,825
		5,027,785
Oil & Gas Services 0.2%
Schlumberger Holdings Corp. 3.75%, due 5/1/24 (a)	1,345,000	1,405,891

Packaging & Containers 0.2%
WRKCo., Inc. 3.75%, due 3/15/25	1,270,000	1,322,038

Pharmaceuticals 0.6%
Bayer U.S. Finance II LLC 3.875%, due 12/15/23 (a)	900,000	928,015
Bristol-Myers Squibb Co. 3.20%, due 6/15/26 (a)	1,080,000	1,117,584
Cigna Corp. 4.125%, due 11/15/25 (a)	1,745,000	1,853,089
		3,898,688
Pipelines 0.8%
Energy Transfer Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	1,685,000	1,802,205
Kinder Morgan, Inc. 5.00%, due 2/15/21 (a)	2,260,000	2,336,931
Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	590,000	588,192
		4,727,328
Real Estate Investment Trusts 1.2%
American Campus Communities Operating Partnership, L.P. 3.30%, due 7/15/26	1,130,000	1,143,678
HCP, Inc. 3.25%, due 7/15/26	755,000	763,852
Highwoods Realty, L.P. 3.625%, due 1/15/23	1,975,000	2,028,840
Realty Income Corp. 3.25%, due 10/15/22	880,000	901,326
VEREIT Operating Partnership, L.P. 4.875%, due 6/1/26	1,975,000	2,163,005
		7,000,701
Retail 0.4%
CVS Health Corp. 4.30%, due 3/25/28	1,755,000	1,864,862
Home Depot, Inc. 2.95%, due 6/15/29	540,000	552,236
		2,417,098
Software 0.7%
Fidelity National Information Services, Inc. 2.25%, due 8/15/21	2,340,000	2,331,155
Fiserv, Inc.
3.20%, due 7/1/26	540,000	551,013
4.20%, due 10/1/28	780,000	851,688
4.75%, due 6/15/21	565,000	587,634
		4,321,490
Telecommunications 0.5%
AT&T, Inc. 4.35%, due 3/1/29	1,030,000	1,112,342
Verizon Communications, Inc.
3.376%, due 2/15/25	233,000	242,993
4.016%, due 12/3/29 (a)	1,531,000	1,660,708
		3,016,043
Transportation 0.2%
Union Pacific Corp. 3.70%, due 3/1/29	1,030,000	1,102,945

Total Corporate Bonds (Cost $96,123,638)		99,011,835

Foreign Government Bonds 0.2%
Colombia 0.1%
Colombia Government International Bond 3.875%, due 4/25/27	350,000	365,228

Mexico 0.1%
United Mexican States 3.75%, due 1/11/28	350,000	354,025

Philippines 0.0% ‡
Philippine Government International Bond 3.00%, due 2/1/28	325,000	334,238

Poland 0.0% ‡
Republic of Poland Government International Bond 5.00%, due 3/23/22	175,000	187,513

Total Foreign Government Bonds (Cost $1,169,884)		1,241,004

Mortgage-Backed Securities 1.9%
Agency (Collateralized Mortgage Obligations) 0.1%
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
Series K090, Class A2 3.422%, due 2/25/29	450,000	484,838
Series K091, Class A2 3.505%, due 3/25/29	310,000	336,216
		821,054
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.8%
Bank Series 2017-BNK5, Class A2 2.987%, due 6/15/60	600,000	608,671
Benchmark Mortgage Trust
Series 2018-B1, Class A2 3.571%, due 1/15/51	300,000	310,917
Series 2018-B2, Class A2 3.662%, due 2/15/51	250,000	260,052
CD Mortgage Trust Series 2017-CD4, Class A2 3.03%, due 5/10/50	1,200,000	1,218,114
CFCRE Commercial Mortgage Trust Series 2017-C8, Class A2 2.982%, due 6/15/50	1,600,000	1,621,734
DBJPM Mortgage Trust Series 2017-C6, Class A2 2.917%, due 6/10/50	1,500,000	1,519,426
GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (a)	400,000	405,813
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13, Class A2 2.936%, due 11/15/46	5,253	5,324
Series 2017-C33, Class A2 3.14%, due 5/15/50	2,000,000	2,036,965
Morgan Stanley Capital I Trust Series 2017-H1, Class A2 3.089%, due 6/15/50	1,700,000	1,738,445
UBS Commercial Mortgage Trust Series 2018-C8, Class A2 3.713%, due 2/15/51	800,000	831,447
		10,556,908
Total Mortgage-Backed Securities (Cost $11,431,217)		11,377,962

U.S. Government & Federal Agencies 18.4%
Federal Home Loan Bank 1.6%
1.70%, due 5/15/20	850,000	847,832
2.50%, due 12/10/27	1,700,000	1,742,018
2.51%, due 12/29/22	700,000	700,348
2.65%, due 5/23/22	450,000	450,013
3.00%, due 3/10/28	500,000	531,354
3.125%, due 9/12/25	800,000	846,254
3.25%, due 6/9/28	1,200,000	1,290,847
3.25%, due 11/16/28	2,925,000	3,167,388
		9,576,054
Federal Home Loan Mortgage Corporation 0.8%
1.25%, due 8/15/19	650,000	649,777
2.55%, due 6/6/22	650,000	650,042
2.55%, due 6/20/22	500,000	500,119
2.70%, due 9/27/21	650,000	650,318
2.70%, due 4/8/22	650,000	650,434
2.75%, due 6/17/24	575,000	575,005
2.89%, due 4/16/24	650,000	650,655
2.90%, due 5/9/24	800,000	800,078
		5,126,428
Federal National Mortgage Association 0.6%
1.75%, due 7/2/24	1,400,000	1,389,389
1.875%, due 9/24/26	2,075,000	2,052,679
		3,442,068
United States Treasury Notes 15.4%
1.625%, due 11/15/22	5,600	5,559
1.75%, due 7/31/21	3,000,000	2,991,797
1.75%, due 7/15/22	11,800,000	11,766,812
1.75%, due 7/31/24	12,425,000	12,369,670
1.875%, due 9/30/22	500,000	500,469
2.125%, due 5/31/21	11,300,000	11,340,609
2.125%, due 5/31/26	4,325,000	4,378,387
2.25%, due 11/15/25	925,000	943,464
2.375%, due 5/15/29	5,200,000	5,362,500
2.50%, due 2/15/22	11,825,000	12,008,842
2.75%, due 4/30/23	5,925,000	6,115,942
2.875%, due 10/31/20	22,875,000	23,114,473
3.00%, due 9/30/25	1,600,000	1,701,125
		92,599,649
Total U.S. Government & Federal Agencies (Cost $109,692,886)		110,744,199

Total Long-Term Bonds (Cost $240,262,979)		244,333,691

	Shares
Common Stocks 53.3%
Aerospace & Defense 1.0%
Arconic, Inc.	8,697	217,773
Curtiss-Wright Corp.	1,976	250,774
General Dynamics Corp.	4,727	878,938
Hexcel Corp.	2,945	240,783
Huntington Ingalls Industries, Inc.	2,314	528,286
L3Harris Technologies, Inc.	3,036	630,274
Raytheon Co.	4,907	894,497
Spirit AeroSystems Holdings, Inc., Class A	9,218	708,311
Textron, Inc.	16,997	837,952
United Technologies Corp.	7,669	1,024,579
		6,212,167
Air Freight & Logistics 0.2%
FedEx Corp.	5,204	887,438
XPO Logistics, Inc. (d)	1,818	122,679
		1,010,117
Airlines 1.0%
Alaska Air Group, Inc.	14,192	899,205
Copa Holdings S.A., Class A	8,162	825,178
Delta Air Lines, Inc.	18,356	1,120,450
JetBlue Airways Corp. (d)	46,116	886,811
Southwest Airlines Co.	21,761	1,121,345
United Airlines Holdings, Inc. (d)	15,820	1,454,016
		6,307,005
Auto Components 0.2%
Aptiv PLC	406	35,586
Lear Corp.	7,312	927,015
		962,601
Automobiles 0.3%
Ford Motor Co.	110,318	1,051,331
General Motors Co.	22,409	903,979
		1,955,310
Banks 2.5%
Bank of America Corp.	39,994	1,227,016
Bank OZK	29,946	915,749
BB&T Corp.	17,800	917,234
CIT Group, Inc.	17,961	907,929
Citigroup, Inc.	16,256	1,156,777
Citizens Financial Group, Inc.	23,858	888,949
Comerica, Inc.	2,501	183,073
Fifth Third Bancorp	36,889	1,095,234
First Citizens BancShares, Inc., Class A	696	325,046
First Hawaiian, Inc.	32,325	865,017
JPMorgan Chase & Co.	8,873	1,029,268
KeyCorp	250	4,593
M&T Bank Corp.	1,149	188,723
PNC Financial Services Group, Inc.	6,367	909,844
Signature Bank	3,750	477,975
SunTrust Banks, Inc.	17,796	1,185,214
Synovus Financial Corp.	19,546	746,071
U.S. Bancorp	16,659	952,062
Wells Fargo & Co.	22,550	1,091,645
		15,067,419
Beverages 0.8%
Coca-Cola Co.	16,946	891,868
Constellation Brands, Inc., Class A	4,464	878,604
Keurig Dr. Pepper, Inc.	36,109	1,016,107
Molson Coors Brewing Co., Class B	17,020	918,910
PepsiCo., Inc.	7,634	975,702
		4,681,191
Biotechnology 1.0%
Alexion Pharmaceuticals, Inc. (d)	7,194	815,008
Alkermes PLC (d)	13,552	313,864
Amgen, Inc.	5,755	1,073,768
Biogen, Inc. (d)	5,007	1,190,765
Bluebird Bio, Inc. (d)	719	94,354
Gilead Sciences, Inc.	17,320	1,134,807
Regeneron Pharmaceuticals, Inc. (d)	2,961	902,394
United Therapeutics Corp. (d)	4,102	325,043
		5,850,003
Building Products 0.4%
Johnson Controls International PLC	27,565	1,169,859
Masco Corp.	26,082	1,063,363
Owens Corning	1,423	82,534
		2,315,756
Capital Markets 1.7%
Ameriprise Financial, Inc.	6,556	953,964
Bank of New York Mellon Corp.	26,894	1,261,866
BlackRock, Inc.	2,139	1,000,368
Charles Schwab Corp.	24,537	1,060,489
CME Group, Inc.	4,341	843,977
E*TRADE Financial Corp.	1,269	61,914
Franklin Resources, Inc.	987	32,206
Goldman Sachs Group, Inc.	4,099	902,313
Intercontinental Exchange, Inc.	11,131	977,970
Janus Henderson Group PLC	38,228	767,236
Lazard, Ltd., Class A	841	32,555
Morgan Stanley	22,992	1,024,524
Northern Trust Corp.	23	2,254
Raymond James Financial, Inc.	1,749	141,092
State Street Corp.	1,546	89,807
TD Ameritrade Holding Corp.	20,053	1,024,708
		10,177,243
Chemicals 1.8%
Air Products & Chemicals, Inc.	5,105	1,165,318
Celanese Corp.	11,203	1,256,641
CF Industries Holdings, Inc.	23,492	1,164,264
Corteva, Inc. (d)	28,350	836,325
Dow, Inc. (d)	22,160	1,073,430
DuPont de Nemours, Inc.	12,218	881,651
FMC Corp.	5,144	444,545
Huntsman Corp.	31,494	647,202
Linde PLC	4,360	833,981
LyondellBasell Industries N.V., Class A	13,205	1,105,126
Mosaic Co.	1,034	26,046
PPG Industries, Inc.	9,837	1,154,765
Valvoline, Inc.	18,528	374,080
		10,963,374
Commercial Services & Supplies 0.4%
ADT, Inc. (e)	32,844	208,559
Clean Harbors, Inc. (d)	12,522	974,337
IAA, Inc. (d)	783	36,605
KAR Auction Services, Inc.	783	20,938
Republic Services, Inc.	2,089	185,190
Waste Management, Inc.	9,810	1,147,770
		2,573,399
Communications Equipment 0.1%
CommScope Holding Co., Inc. (d)	2,015	28,774
EchoStar Corp., Class A (d)	17,946	816,902
Motorola Solutions, Inc.	68	11,285
		856,961
Construction & Engineering 0.2%
AECOM (d)	25,997	934,592

Construction Materials 0.2%
Eagle Materials, Inc.	8,600	711,908
Martin Marietta Materials, Inc.	1,441	357,008
Vulcan Materials Co.	683	94,493
		1,163,409
Consumer Finance 1.0%
Ally Financial, Inc.	2,139	70,394
American Express Co.	7,976	991,975
Capital One Financial Corp.	12,892	1,191,479
Discover Financial Services	17,534	1,573,501
OneMain Holdings, Inc.	4,396	182,214
SLM Corp.	94,399	859,975
Synchrony Financial	40,784	1,463,330
		6,332,868
Containers & Packaging 0.4%
Ardagh Group S.A.	17,215	286,285
Ball Corp.	1,402	100,215
Berry Global Group, Inc. (d)	17,218	775,671
International Paper Co.	7,039	309,083
Silgan Holdings, Inc.	27,173	816,820
WestRock Co.	3,926	141,532
		2,429,606
Diversified Consumer Services 0.2%
Graham Holdings Co., Class B	479	355,768
H&R Block, Inc.	32,655	904,217
ServiceMaster Global Holdings, Inc. (d)	4,331	230,539
		1,490,524
Diversified Financial Services 0.5%
AXA Equitable Holdings, Inc.	45,161	1,015,219
Berkshire Hathaway, Inc., Class B (d)	4,798	985,653
Voya Financial, Inc.	18,581	1,043,695
		3,044,567
Diversified Telecommunication Services 0.4%
AT&T, Inc.	30,421	1,035,835
CenturyLink, Inc.	52,114	630,058
Verizon Communications, Inc.	17,793	983,419
		2,649,312
Electric Utilities 2.1%
American Electric Power Co., Inc.	11,286	991,024
Avangrid, Inc.	8,126	410,769
Duke Energy Corp.	9,924	860,609
Edison International	3,075	229,211
Entergy Corp.	13,616	1,438,122
Evergy, Inc.	5,137	310,737
Eversource Energy	3,306	250,793
Exelon Corp.	21,106	951,036
FirstEnergy Corp.	11,899	523,199
Hawaiian Electric Industries, Inc.	21,003	940,934
NextEra Energy, Inc.	4,249	880,265
OGE Energy Corp.	14,913	640,513
PG&E Corp. (d)	17,998	326,304
Pinnacle West Capital Corp.	7,571	690,627
PPL Corp.	33,349	988,131
Southern Co.	18,352	1,031,383
Xcel Energy, Inc.	23,076	1,375,560
		12,839,217
Electrical Equipment 0.7%
Acuity Brands, Inc.	6,300	845,586
Eaton Corp. PLC	12,588	1,034,608
Emerson Electric Co.	15,421	1,000,514
GrafTech International, Ltd.	14,537	166,449
Hubbell, Inc.	2,376	308,595
Regal Beloit Corp.	9,576	762,441
		4,118,193
Electronic Equipment, Instruments & Components 0.3%
Avnet, Inc.	20,969	952,412
Corning, Inc.	528	16,236
Jabil, Inc.	28,659	884,990
		1,853,638
Energy Equipment & Services 0.5%
Halliburton Co.	2,976	68,448
Helmerich & Payne, Inc.	17,749	881,771
Nabors Industries, Ltd.	12,968	38,385
Patterson-UTI Energy, Inc.	66,583	774,360
RPC, Inc. (e)	4,501	27,816
Schlumberger, Ltd.	25,493	1,018,955
		2,809,735
Entertainment 1.0%
Activision Blizzard, Inc.	18,804	916,507
Cinemark Holdings, Inc.	8,441	336,965
Electronic Arts, Inc. (d)	9,866	912,605
Lions Gate Entertainment Corp., Class A	30,635	395,498
Take-Two Interactive Software, Inc. (d)	7,525	921,963
Viacom, Inc.
Class A (e)	9,100	318,136
Class B	35,829	1,087,410
Walt Disney Co.	6,123	875,650
		5,764,734
Equity Real Estate Investment Trusts 4.5%
American Campus Communities, Inc.	19,466	910,035
American Homes 4 Rent, Class A	33,598	813,408
Apartment Investment & Management Co., Class A	12,606	624,501
Apple Hospitality REIT, Inc.	55,031	864,537
AvalonBay Communities, Inc.	4,519	943,522
Boston Properties, Inc.	932	123,909
Brandywine Realty Trust	8,892	131,157
Brixmor Property Group, Inc.	28,939	549,262
Brookfield Property REIT, Inc., Class A	2,293	44,278
Camden Property Trust	6,381	661,774
Colony Capital, Inc.	163,121	921,634
Corporate Office Properties Trust	9,543	266,441
Digital Realty Trust, Inc.	2,960	338,506
Douglas Emmett, Inc.	642	26,206
Duke Realty Corp.	3,552	118,388
Empire State Realty Trust, Inc., Class A	55,545	778,185
EPR Properties	12,730	947,494
Equity Residential	11,321	893,114
Essex Property Trust, Inc.	2,938	887,922
Gaming and Leisure Properties, Inc.	26,744	1,008,516
HCP, Inc.	2,941	93,906
Hospitality Properties Trust	32,707	808,190
Host Hotels & Resorts, Inc.	69,601	1,210,361
Invitation Homes, Inc.	12,607	346,314
Iron Mountain, Inc.	12,670	372,625
Kimco Realty Corp.	359	6,896
Lamar Advertising Co., Class A	76	6,150
Medical Properties Trust, Inc.	5,584	97,720
Mid-America Apartment Communities, Inc.	9,744	1,148,233
National Retail Properties, Inc.	379	19,799
Omega Healthcare Investors, Inc. (e)	28,408	1,031,210
Outfront Media, Inc.	6,068	164,928
Park Hotels & Resorts, Inc.	33,970	897,148
Prologis, Inc.	10,846	874,296
Public Storage	4,656	1,130,291
Rayonier, Inc.	8,269	240,132
Realty Income Corp.	9,647	667,669
Retail Properties of America, Inc., Class A	14,916	181,379
Simon Property Group, Inc.	7,156	1,160,703
Sun Communities, Inc.	914	121,388
Taubman Centers, Inc.	367	14,871
UDR, Inc.	3,084	142,049
Ventas, Inc.	18,694	1,257,919
VEREIT, Inc.	117,199	1,068,855
Weingarten Realty Investors	20,761	579,440
Welltower, Inc.	15,661	1,301,742
Weyerhaeuser Co.	1,285	32,652
		26,829,655
Food & Staples Retailing 0.3%
Casey's General Stores, Inc.	8	1,295
Kroger Co.	390	8,252
Walgreens Boots Alliance, Inc.	18,303	997,331
Walmart, Inc.	10,102	1,115,059
		2,121,937
Food Products 1.8%
Archer-Daniels-Midland Co.	4,425	181,779
Campbell Soup Co.	20,735	857,185
Flowers Foods, Inc.	39,145	927,736
General Mills, Inc.	19,324	1,026,298
Ingredion, Inc.	11,104	858,228
J.M. Smucker Co.	10,665	1,185,841
Kellogg Co.	6,445	375,228
Kraft Heinz Co.	33,692	1,078,481
McCormick & Co., Inc.	11	1,744
Mondelez International, Inc., Class A	16,132	862,901
Pilgrim's Pride Corp. (d)	30,177	816,590
Post Holdings, Inc. (d)	3,602	386,206
TreeHouse Foods, Inc. (d)	15,375	912,353
Tyson Foods, Inc., Class A	20,726	1,647,717
		11,118,287
Gas Utilities 0.1%
National Fuel Gas Co.	4,858	231,921
UGI Corp.	7,478	382,051
		613,972
Health Care Equipment & Supplies 1.5%
Abbott Laboratories	12,283	1,069,849
Baxter International, Inc.	12,447	1,045,175
Becton Dickinson & Co.	3,514	888,339
Cooper Cos., Inc.	3,456	1,166,054
Danaher Corp.	6,319	887,820
DENTSPLY SIRONA, Inc.	18,226	992,406
Hill-Rom Holdings, Inc.	7,110	758,210
Hologic, Inc. (d)	9,468	485,235
Medtronic PLC	10,228	1,042,642
STERIS PLC	1,182	175,953
Zimmer Biomet Holdings, Inc.	2,068	279,449
		8,791,132
Health Care Providers & Services 1.2%
Anthem, Inc.	2,893	852,307
Cardinal Health, Inc.	14,368	657,049
Cigna Corp. (d)	4,909	834,137
CVS Health Corp.	15,399	860,342
Encompass Health Corp.	261	16,662
HCA Healthcare, Inc.	8,299	1,107,999
Henry Schein, Inc. (d)	5,195	345,675
Humana, Inc.	3,108	922,299
McKesson Corp.	11,481	1,595,285
Universal Health Services, Inc., Class B	546	82,370
		7,274,125
Hotels, Restaurants & Leisure 1.5%
Aramark	30,387	1,099,705
Caesars Entertainment Corp. (d)	22,732	269,147
Carnival Corp.	24,961	1,178,908
Darden Restaurants, Inc.	301	36,590
Las Vegas Sands Corp.	15,781	953,804
McDonald's Corp.	4,134	871,116
MGM Resorts International	19,900	597,398
Norwegian Cruise Line Holdings, Ltd. (d)	14,711	727,312
Royal Caribbean Cruises, Ltd.	11,184	1,301,147
Yum China Holdings, Inc.	19,581	890,935
Yum! Brands, Inc.	7,921	891,271
		8,817,333
Household Durables 0.5%
Garmin, Ltd.	369	29,000
Lennar Corp., Class A	204	9,704
Newell Brands, Inc.	7,739	109,816
PulteGroup, Inc.	32,611	1,027,573
Toll Brothers, Inc.	25,125	903,746
Whirlpool Corp.	7,413	1,078,443
		3,158,282
Household Products 0.5%
Colgate-Palmolive Co.	11,860	850,836
Kimberly-Clark Corp.	8,370	1,135,390
Procter & Gamble Co.	8,814	1,040,405
		3,026,631
Independent Power & Renewable Electricity Producers 0.2%
AES Corp.	3,979	66,807
NRG Energy, Inc.	13,718	468,333
Vistra Energy Corp.	42,273	907,179
		1,442,319
Industrial Conglomerates 0.8%
3M Co.	5,787	1,011,105
Carlisle Cos., Inc.	5,770	832,092
General Electric Co.	85,128	889,587
Honeywell International, Inc.	5,844	1,007,856
Roper Technologies, Inc.	2,384	866,942
		4,607,582
Insurance 4.3%
Aflac, Inc.	18,205	958,311
Allstate Corp.	11,057	1,187,522
American International Group, Inc.	20,693	1,158,601
American National Insurance Co.	6,029	729,630
Arch Capital Group, Ltd. (d)	33,063	1,279,208
Arthur J. Gallagher & Co.	382	34,544
Assured Guaranty, Ltd.	20,272	885,684
Athene Holding, Ltd., Class A (d)	10,036	410,071
AXIS Capital Holdings, Ltd.	6,566	418,057
Brighthouse Financial, Inc. (d)	24,224	948,854
Chubb, Ltd.	6,744	1,030,753
Cincinnati Financial Corp.	1,847	198,239
CNA Financial Corp.	4,559	218,331
Fidelity National Financial, Inc.	28,623	1,227,354
First American Financial Corp.	17,754	1,026,536
Hanover Insurance Group, Inc.	6,568	851,935
Hartford Financial Services Group, Inc.	11,880	684,644
Kemper Corp.	9,857	867,613
Lincoln National Corp.	19,162	1,252,045
Marsh & McLennan Cos., Inc.	8,612	850,866
Mercury General Corp.	12,830	727,589
MetLife, Inc.	22,959	1,134,634
Old Republic International Corp.	43,460	991,323
Principal Financial Group, Inc.	22,127	1,284,251
Progressive Corp.	13,782	1,116,066
Prudential Financial, Inc.	11,356	1,150,476
Reinsurance Group of America, Inc.	7,217	1,125,275
RenaissanceRe Holdings, Ltd.	158	28,622
Travelers Cos., Inc.	7,499	1,099,503
Unum Group	7,115	227,324
W.R. Berkley Corp.	6,049	419,740
Willis Towers Watson PLC	1,617	315,671
		25,839,272
Interactive Media & Services 0.1%
IAC/InterActiveCorp (d)	1,453	347,339
TripAdvisor, Inc. (d)	8,032	354,613
		701,952
IT Services 1.5%
Akamai Technologies, Inc. (d)	8,941	787,970
Amdocs, Ltd.	10,060	643,739
Booz Allen Hamilton Holding Corp.	296	20,350
CACI International, Inc., Class A (d)	4,243	912,882
Cognizant Technology Solutions Corp., Class A	17,580	1,145,161
Conduent, Inc. (d)	4,838	44,026
DXC Technology Co.	10,746	599,304
Euronet Worldwide, Inc. (d)	5	780
Fidelity National Information Services, Inc.	16,228	2,162,325
International Business Machines Corp.	8,077	1,197,335
Leidos Holdings, Inc.	14,559	1,195,294
Western Union Co.	2,361	49,581
		8,758,747
Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.	1,625	112,791
Charles River Laboratories International, Inc. (d)	220	29,599
IQVIA Holdings, Inc. (d)	2,468	392,832
Thermo Fisher Scientific, Inc.	3,568	990,762
		1,525,984
Machinery 1.4%
AGCO Corp.	12,021	925,617
Caterpillar, Inc.	7,344	966,984
Cummins, Inc.	10,308	1,690,512
Deere & Co.	5,317	880,761
Dover Corp.	1,795	173,846
Flowserve Corp.	366	18,311
Fortive Corp.	131	9,963
ITT, Inc.	1,793	111,919
Oshkosh Corp.	11,521	962,810
PACCAR, Inc.	16,704	1,171,619
Parker-Hannifin Corp.	1,866	326,699
Pentair PLC	3,433	133,235
Stanley Black & Decker, Inc.	1,039	153,346
Timken Co.	17,433	796,862
		8,322,484
Media 1.5%
Charter Communications, Inc., Class A (d)	2,794	1,076,752
Comcast Corp., Class A	25,713	1,110,030
Discovery, Inc. (d)
Class A (e)	24,427	740,382
Class C	19,028	537,351
DISH Network Corp., Class A (d)	27,538	932,437
Fox Corp., Class A	1,559	58,182
Interpublic Group of Cos., Inc.	45,747	1,048,521
Liberty Media Corp-Liberty SiriusXM (d)
Class A	3,183	132,508
Class C	2,848	119,217
News Corp.
Class A	54,319	714,838
Class B	34,382	462,782
Nexstar Media Group, Inc., Class A	7,061	718,598
Omnicom Group, Inc.	12,868	1,032,271
Sinclair Broadcast Group, Inc., Class A	12,376	621,894
		9,305,763
Metals & Mining 0.4%
Newmont Goldcorp Corp.	15,499	566,024
Nucor Corp.	1,488	80,917
Southern Copper Corp.	27,365	979,393
Steel Dynamics, Inc.	18,012	567,558
		2,193,892
Multi-Utilities 1.5%
Ameren Corp.	18,163	1,374,757
CenterPoint Energy, Inc.	45,414	1,317,460
CMS Energy Corp.	2,927	170,410
Consolidated Edison, Inc.	9,796	832,268
Dominion Energy, Inc.	11,404	847,203
DTE Energy Co.	12,988	1,650,905
Public Service Enterprise Group, Inc.	11,012	629,336
Sempra Energy	7,995	1,082,763
WEC Energy Group, Inc.	14,737	1,259,424
		9,164,526
Multiline Retail 0.5%
Dollar General Corp.	2,852	382,225
Dollar Tree, Inc. (d)	10,499	1,068,273
Kohl's Corp.	3,205	172,621
Target Corp.	13,134	1,134,778
		2,757,897
Oil, Gas & Consumable Fuels 2.8%
Anadarko Petroleum Corp.	15,868	1,168,837
Apache Corp.	23,394	571,282
Cabot Oil & Gas Corp.	37,559	719,630
Chevron Corp.	9,293	1,144,061
Concho Resources, Inc.	705	68,864
ConocoPhillips	19,404	1,146,388
Continental Resources, Inc. (d)	7,063	262,532
Devon Energy Corp.	42,883	1,157,841
EOG Resources, Inc.	13,326	1,144,037
EQT Corp.	597	9,021
Equitrans Midstream Corp.	495	8,212
Exxon Mobil Corp.	13,453	1,000,365
Hess Corp.	12	778
HollyFrontier Corp.	22,154	1,102,605
Kinder Morgan, Inc.	42,259	871,381
Marathon Oil Corp.	35,698	502,271
Marathon Petroleum Corp.	18,346	1,034,531
Occidental Petroleum Corp.	17,291	888,066
ONEOK, Inc.	565	39,595
PBF Energy, Inc., Class A	29,583	826,253
Phillips 66	11,436	1,172,876
Valero Energy Corp.	13,767	1,173,637
Williams Cos., Inc.	22,508	554,597
		16,567,660
Paper & Forest Products 0.1%
Domtar Corp.	7,747	328,860

Pharmaceuticals 1.1%
Allergan PLC	6,218	997,989
Bristol-Myers Squibb Co.	22,981	1,020,586
Elanco Animal Health, Inc. (d)	14,268	470,273
Horizon Therapeutics PLC (d)	35,115	874,012
Jazz Pharmaceuticals PLC (d)	5,268	734,254
Johnson & Johnson	6,668	868,307
Merck & Co., Inc.	12,520	1,039,035
Perrigo Co. PLC	268	14,475
Pfizer, Inc.	20,621	800,920
		6,819,851
Professional Services 0.3%
IHS Markit, Ltd. (d)	223	14,365
ManpowerGroup, Inc.	10,254	936,703
Nielsen Holdings PLC	44,443	1,029,300
		1,980,368
Real Estate Management & Development 0.0% ‡
Realogy Holdings Corp. (e)	1,942	10,118

Road & Rail 0.6%
CSX Corp.	14,575	1,026,080
Genesee & Wyoming, Inc., Class A (d)	2,183	239,715
Knight-Swift Transportation Holdings, Inc.	12,475	447,104
Landstar System, Inc.	250	27,817
Norfolk Southern Corp.	4,947	945,471
Uber Technologies, Inc. (d)(e)	23,148	975,457
		3,661,644
Semiconductors & Semiconductor Equipment 1.5%
Analog Devices, Inc.	9,175	1,077,696
Applied Materials, Inc.	25,199	1,244,075
Cypress Semiconductor Corp.	17,066	392,006
Intel Corp.	23,579	1,191,919
Lam Research Corp.	4,397	917,258
Microchip Technology, Inc.	430	40,601
Micron Technology, Inc. (d)	26,926	1,208,708
ON Semiconductor Corp. (d)	49,479	1,064,293
Qorvo, Inc. (d)	15,656	1,147,428
Skyworks Solutions, Inc.	11,708	998,458
Teradyne, Inc.	1,258	70,108
		9,352,550
Software 0.6%
Autodesk, Inc. (d)	5,167	806,930
LogMeIn, Inc.	11,746	892,344
Nuance Communications, Inc. (d)	56,701	943,505
SS&C Technologies Holdings, Inc.	91	4,363
Symantec Corp.	51,261	1,105,187
Teradata Corp. (d)	1,195	43,761
		3,796,090
Specialty Retail 0.8%
Advance Auto Parts, Inc.	1,306	196,736
AutoZone, Inc. (d)	46	51,660
Best Buy Co., Inc.	17,471	1,337,056
Dick's Sporting Goods, Inc.	11,404	423,887
Foot Locker, Inc.	972	39,910
Home Depot, Inc.	4,701	1,004,557
L Brands, Inc.	22,053	572,275
Michaels Cos., Inc. (d)	4,092	28,112
Williams-Sonoma, Inc.	13,605	907,181
		4,561,374
Technology Hardware, Storage & Peripherals 0.6%
Dell Technologies, Inc., Class C (d)	19,133	1,104,739
Hewlett Packard Enterprise Co.	16,168	232,334
HP, Inc.	54,408	1,144,744
NCR Corp. (d)	1,295	43,784
Western Digital Corp.	20	1,078
Xerox Corp.	28,194	905,028
		3,431,707
Textiles, Apparel & Luxury Goods 0.3%
Ralph Lauren Corp.	8,418	877,408
Skechers U.S.A., Inc., Class A (d)	25,811	979,269
		1,856,677
Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp. (d)	65,284	838,900
New York Community Bancorp, Inc.	4,923	56,762
		895,662
Tobacco 0.3%
Altria Group, Inc.	20,660	972,466
Philip Morris International, Inc.	10,830	905,497
		1,877,963
Trading Companies & Distributors 0.3%
HD Supply Holdings, Inc. (d)	18,083	732,543
United Rentals, Inc. (d)	786	99,468
WESCO International, Inc. (d)	14,454	733,396
		1,565,407
Transportation Infrastructure 0.1%
Macquarie Infrastructure Corp.	20,841	863,651

Water Utilities 0.0% ‡
American Water Works Co., Inc.	1,364	156,560

Wireless Telecommunication Services 0.3%
T-Mobile U.S., Inc. (d)	12,923	1,030,351
Telephone & Data Systems, Inc.	27,491	889,059
United States Cellular Corp. (d)	50	2,394
		1,921,804
Total Common Stocks (Cost $264,179,107)		320,382,659

Exchange-Traded Funds 5.4%
iShares Intermediate Government / Credit Bond ETF	106,888	11,978,938
iShares Russell 1000 Value ETF	70,010	8,992,084
SPDR S&P 500 ETF Trust	4,725	1,405,357
SPDR S&P MidCap 400 ETF Trust	5,051	1,807,854
Vanguard Mid-Cap Value ETF (e)	75,642	8,505,943

Total Exchange-Traded Funds (Cost $32,438,971)		32,690,176

	Principal Amount
Short-Term Investments 1.6%
Repurchase Agreements 0.4%
Fixed Income Clearing Corp. 0.5%, dated 7/31/19 due 8/1/19 Proceeds at Maturity $455,769 (Collateralized by United States Treasury Note with a rate of 2.25% and maturity date 3/31/21, with a Principal Amount of $465,000 and a Market Value of $471,067)	$455,763	455,763
RBC Capital Markets 2.50%, dated 7/31/19 due 8/1/19 Proceeds at Maturity $2,137,148 (Collateralized by United States Treasury Note with a rate of 2.375% and a maturity date 3/15/22 , with a Principal Amount of $2,128,400 and a Market Value of $2,179,927)	2,137,000	2,137,000

Total Repurchase Agreements (Cost $2,592,763)		2,592,763

U.S. Government & Federal Agencies 0.5%
Federal Farm Credit Discount Notes 2.18%, due 8/1/19 (f)	3,000,000	3,000,000

Total U.S. Government & Federal Agencies (Cost $3,000,000)		3,000,000

	Shares
Unaffiliated Investment Company 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (f)(g)	4,142,763	4,142,763

Total Unaffiliated Investment Company (Cost $4,142,763)		4,142,763

Total Short-Term Investments (Cost $9,735,526)		9,735,526

Total Investments (Cost $546,616,583)	100.9%	607,142,052
Other Assets, Less Liabilities	(0.9)	(5,320,678)
Net Assets	100.0%	$601,821,374

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2019.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of July 31, 2019.
(d)	Non-income producing security.
(e)	All or a portion of this security was held on loan. As of July 31, 2019, the aggregate market value of securities on loan was $4,797,139; the total market value of collateral held by the Fund was $4,959,299. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $816,536.
(f)	Current yield as of July 31, 2019.
(g)	Represents security purchased with cash collateral received for securities on loan.

As of July 31, 2019, the Portfolio held the following futures contracts[1]:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]

Long Contracts

2-Year United States Treasury Note	25	September 2019	$5,355,095	$5,360,156	$5,061
5-Year United States Treasury Note	142	September 2019	16,576,401	16,692,765	116,364
10-Year United States Treasury Note	46	September 2019	5,799,581	5,861,406	61,825
10-Year United States Treasury Ultra Note	44	September 2019	6,050,697	6,065,125	14,428
Total Long Contracts					197,678

Short Contracts

United States Treasury Long Bond	(2)	September 2019	(301,966)	(311,188)	(9,222)
Total Short Contracts					(9,222)
Net Unrealized Appreciation					$188,456

1.	As of July 31, 2019, cash in the amount of $211,410 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2019.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
REIT	—Real Estate Investment Trust
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$21,958,691	$—	$21,958,691
Corporate Bonds	—	99,011,835	—	99,011,835
Foreign Government Bonds	—	1,241,004	—	1,241,004
Mortgage-Backed Securities	—	11,377,962	—	11,377,962
U.S. Government & Federal Agencies	—	110,744,199	—	110,744,199
Total Long-Term Bonds	—	244,333,691	—	244,333,691
Common Stocks	320,382,659	—	—	320,382,659
Exchange-Traded Funds	32,690,176	—	—	32,690,176
Short-Term Investments
Repurchase Agreements	—	2,592,763	—	2,592,763
U.S. Government & Federal Agencies	—	3,000,000	—	3,000,000
Unaffiliated Investment Company	4,142,763	—	—	4,142,763
Total Short-Term Investments	4,142,763	5,592,763	—	9,735,526
Total Investments in Securities	357,215,598	249,926,454	—	607,142,052
Other Financial Instruments
Futures Contracts (b)	197,678	—	—	197,678
Total Investments in Securities and Other Financial Instruments	$357,413,276	$249,926,454	$—	$607,339,730

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(9,222)	$—	$—	$(9,222)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Candriam Emerging Markets Equity Fund
Portfolio of Investments July 31, 2019 (Unaudited)

	Shares	Value

Common Stocks 88.5% †
Argentina 1.2%
Grupo Financiero Galicia S.A., ADR (Banks)	8,200	$301,267
MercadoLibre, Inc. (Internet & Direct Marketing Retail) (a)	730	453,637
		754,904
Brazil 6.8%
Afya, Ltd., Class A (Diversified Consumer Services) (a)	8,000	231,360
Banco do Brasil S.A. (Banks)	62,000	799,623
Banco Inter S.A. (Banks) (a)	8,000	106,070
BRF S.A. (Food Products) (a)	36,000	315,160
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Household Durables)	73,000	466,729
IRB Brasil Resseguros S.A. (Insurance)	9,000	224,036
Localiza Rent a Car S.A. (Road & Rail)	35,000	403,527
Magazine Luiza S.A. (Multiline Retail)	6,200	428,436
Notre Dame Intermedica Participacoes S.A. (Health Care Providers & Services)	42,000	480,931
Rumo S.A. (Road & Rail) (a)	64,000	367,597
Vale S.A. (Metals & Mining)	33,000	430,707
		4,254,176
China 27.2%
Aier Eye Hospital Group Co., Ltd., Class A (Health Care Providers & Services)	79,786	350,629
Alibaba Group Holding, Ltd., Sponsored ADR (Internet & Direct Marketing Retail) (a)	15,200	2,631,272
Anhui Conch Cement Co., Ltd., Class H (Construction Materials)	84,000	486,363
ANTA Sports Products, Ltd. (Textiles, Apparel & Luxury Goods)	60,000	445,958
Baozun, Inc., ADR (Internet & Direct Marketing Retail) (a)(b)	7,500	372,075
Beijing Enterprises Water Group, Ltd. (Water Utilities) (a)	700,000	366,336
China Aoyuan Group, Ltd. (Real Estate Management & Development)	150,000	202,129
China Construction Bank Corp., Class H (Banks)	900,000	692,889
China International Travel Service Corp., Ltd., Class A (Hotels, Restaurants & Leisure)	24,973	325,657
China Lesso Group Holdings, Ltd. (Building Products)	40,000	37,199
China Merchants Bank Co., Ltd., Class H (Banks)	260,000	1,295,077
China Mobile, Ltd. (Wireless Telecommunication Services)	24,000	204,292
China Overseas Land & Investment, Ltd. (Real Estate Management & Development)	170,000	581,878
China State Construction International Holdings, Ltd. (Construction & Engineering)	140,000	144,560
China Tower Corp., Ltd., Class H (Diversified Telecommunication Services) (c)	300,000	77,709
CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	80,000	131,567
Contemporary Amperex Technology Co., Ltd., Class A (Electrical Equipment)	4,000	43,831
Country Garden Services Holdings Co., Ltd. (Commercial Services & Supplies)	209,482	507,864
ENN Energy Holdings, Ltd. (Gas Utilities)	25,600	264,626
Future Land Development Holdings, Ltd. (Real Estate Management & Development) (a)(b)	140,000	118,508
Geely Automobile Holdings, Ltd. (Automobiles)	64,000	97,292
Hangzhou Tigermed Consulting Co., Ltd., Class A (Life Sciences Tools & Services)	27,948	202,571
Hundsun Technologies, Inc., Class A (Software)	23,985	245,493
Kunlun Energy Co., Ltd. (Gas Utilities)	10,000	8,722
Kweichow Moutai Co., Ltd., Class A (Beverages)	1,400	196,786
Lenovo Group, Ltd. (Technology Hardware, Storage & Peripherals)	280,000	224,947
Longi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)	42,000	155,564
Luxshare Precision Industry Co., Ltd., Class A (Electronic Equipment, Instruments & Components)	81,888	254,473
Nari Technology Co., Ltd., Class A (Electrical Equipment)	27,943	76,282
Pinduoduo, Inc., ADR (Internet & Direct Marketing Retail) (a)(b)	7,500	167,025
Ping An Bank Co., Ltd. (Banks)	39,923	80,996
Ping An Insurance Group Co. of China, Ltd., Class H (Insurance)	142,000	1,684,232
Sany Heavy Industry Co., Ltd., Class A (Machinery)	150,000	306,007
Shenzhen International Holdings, Ltd. (Transportation Infrastructure)	60,000	110,790
Silergy Corp. (Semiconductors & Semiconductor Equipment)	11,400	232,007
Sunny Optical Technology Group Co., Ltd. (Electronic Equipment, Instruments & Components)	21,000	245,209
TAL Education Group, ADR (Diversified Consumer Services) (a)	9,000	289,800
Tencent Holdings, Ltd. (Interactive Media & Services)	61,000	2,852,993
Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services) (a)(c)	10,000	107,306
Yihai International Holding, Ltd. (Food Products) (a)	35,000	186,420
		17,005,334
Colombia 0.3%
Bancolombia S.A., Sponsored ADR (Banks)	1,800	89,784
Geopark, Ltd. (Oil, Gas & Consumable Fuels) (a)	3,781	72,028
		161,812
Egypt 0.5%
Commercial International Bank Egypt S.A.E., GDR (Banks)	73,000	313,900

Hong Kong 0.8%
CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	120,000	207,654
SSY Group, Ltd. (Pharmaceuticals)	360,000	319,480
		527,134
India 8.3%
Adani Ports & Special Economic Zone, Ltd. (Transportation Infrastructure)	51,000	279,968
Axis Bank, Ltd. (Banks)	40,000	390,287
Bajaj Finance, Ltd. (Consumer Finance)	18,600	877,164
Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	17,600	542,778
Infosys, Ltd. (IT Services)	50,000	571,540
Petronet LNG, Ltd. (Oil, Gas & Consumable Fuels)	190,000	649,654
PVR, Ltd. (Entertainment)	12,000	262,826
Reliance Industries, Ltd. (Oil, Gas & Consumable Fuels)	50,000	846,148
Shree Cement, Ltd. (Construction Materials)	1,640	479,913
Titan Co., Ltd. (Textiles, Apparel & Luxury Goods)	18,000	274,592
		5,174,870
Indonesia 1.9%
PT Bank Rakyat Indonesia Persero Tbk (Banks)	3,200,000	1,019,763
Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	560,000	171,229
		1,190,992
Malaysia 0.7%
Dialog Group BHD (Energy Equipment & Services)	490,000	409,130

Mexico 1.5%
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Transportation Infrastructure)	17,000	257,256
Grupo Financiero Banorte S.A.B. de C.V., Class O (Banks)	92,000	460,246
Wal-Mart de Mexico S.A.B. de C.V. (Food & Staples Retailing)	64,000	188,857
		906,359
Peru 1.3%
Credicorp, Ltd. (Banks)	2,000	435,980
Southern Copper Corp. (Metals & Mining)	10,000	357,900
		793,880
Philippines 1.9%
Ayala Land, Inc. (Real Estate Management & Development)	780,000	763,404
Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	35,000	177,816
Universal Robina Corp. (Food Products)	87,000	274,219
		1,215,439
Poland 1.6%
CD Projekt S.A. (Entertainment)	7,800	461,345
Dino Polska S.A. (Food & Staples Retailing) (a)(c)	15,000	561,435
		1,022,780
Republic of Korea 9.8%
Kakao Corp. (Interactive Media & Services)	3,600	384,241
Kia Motors Corp. (Automobiles)	8,000	293,207
Koh Young Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,500	243,345
Korea Investment Holdings Co., Ltd. (Capital Markets)	10,000	624,787
LG Chem, Ltd. (Chemicals)	1,200	340,279
LG Household & Health Care, Ltd. (Personal Products)	260	275,346
NCSoft Corp. (Entertainment)	910	368,709
Osstem Implant Co., Ltd. (Health Care Equipment & Supplies) (a)	6,800	393,548
Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	54,000	2,060,278
Samsung Engineering Co., Ltd. (Construction & Engineering) (a)	18,000	249,343
Samsung SDI Co., Ltd. (Electronic Equipment, Instruments & Components)	400	84,186
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	8,000	516,371
SK Materials Co., Ltd. (Chemicals)	1,100	164,207
SK Telecom Co., Ltd. (Wireless Telecommunication Services)	500	104,569
		6,102,416
Russia 4.7%
Polymetal International PLC (Metals & Mining)	29,500	354,496
Polyus PJSC (Metals & Mining) (a)	2,800	285,422
QIWI PLC, Sponsored ADR (IT Services)	6,000	131,820
Tatneft PJSC (Oil, Gas & Consumable Fuels)	31,000	360,520
TCS Group Holding PLC, GDR (Banks)	31,000	617,520
X5 Retail Group N.V., GDR (Food & Staples Retailing)	15,000	501,600
Yandex N.V., Class A (Interactive Media & Services) (a)	18,000	705,960
		2,957,338
South Africa 4.8%
AngloGold Ashanti, Ltd. (Metals & Mining)	25,000	430,091
Bidvest Group, Ltd. (Industrial Conglomerates)	4,000	51,552
Capitec Bank Holdings, Ltd. (Banks)	6,700	551,393
Naspers, Ltd., Class N (Internet & Direct Marketing Retail)	7,400	1,800,363
Standard Bank Group, Ltd. (Banks) (b)	14,000	174,850
		3,008,249
Taiwan 9.9%
Accton Technology Corp. (Communications Equipment)	108,000	456,971
Airtac International Group (Machinery)	22,000	226,512
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	10,000	219,833
Chailease Holding Co., Ltd. (Diversified Financial Services)	195,906	826,111
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	55,000	265,203
E.Sun Financial Holding Co., Ltd. (Banks)	449,862	375,250
Giant Manufacturing Co., Ltd. (Leisure Products)	45,000	344,205
Makalot Industrial Co., Ltd. (Textiles, Apparel & Luxury Goods)	28,050	164,071
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	325,000	2,686,929
TCI Co., Ltd. (Personal Products)	6,000	79,593
Uni-President Enterprises Corp. (Food Products)	110,000	285,998
Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	26,000	220,985
		6,151,661
Thailand 4.2%
Advanced Info Service PCL, NVDR (Wireless Telecommunication Services)	73,000	504,650
Airports of Thailand PCL, NVDR (Transportation Infrastructure)	40,000	93,286
CP ALL PCL, NVDR (Food & Staples Retailing)	280,000	788,472
Energy Absolute PCL, NVDR (Independent Power & Renewable Electricity Producers)	360,000	607,051
Srisawad Corp. PCL, NVDR (Consumer Finance)	340,000	601,216
		2,594,675
Turkey 0.4%
Turkiye Garanti Bankasi A/S (Banks) (a)	160,000	280,290

United Arab Emirates 0.7%
NMC Health PLC (Health Care Providers & Services) (b)	14,500	435,376

Total Common Stocks (Cost $52,927,408)		55,260,715

Preferred Stocks 3.2%
Brazil 2.7%
Itau Unibanco Holding S.A. 3.88% (Banks)	63,000	574,806
Petroleo Brasileiro S.A. 3.78% (Oil, Gas & Consumable Fuels)	164,000	1,120,736
		1,695,542
Republic of Korea 0.5%
Samsung Electronics Co., Ltd. 4.00% (Technology Hardware,Storage & Peripherals)	9,100	283,498

Total Preferred Stocks (Cost $1,903,095)		1,979,040

Short-Term Investments 8.5%
Affiliated Investment Company 7.0%
MainStay U.S. Government Liquidity Fund, 2.07% (d)	4,349,639	4,349,639

Unaffiliated Investment Company 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (d)(e)	939,698	939,698

Total Short-Term Investments (Cost $5,289,337)		5,289,337

Total Investments (Cost $60,119,840)	100.2%	62,529,092
Other Assets, Less Liabilities	(0.2)	(122,984)
Net Assets	100.0%	$62,406,108

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2019, the aggregate market value of securities on loan was $1,303,806; the total market value of collateral held by the Fund was $1,365,386. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $425,688.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Current yield as of July 31, 2019.
(e)	Represents security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
PCL	—Provision for Credit Losses

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$3,497,371	$13,507,963	$—	$17,005,334
Hong Kong	—	527,134	—	527,134
India	—	5,174,870	—	5,174,870
Indonesia	—	1,190,992	—	1,190,992
Malaysia	—	409,130	—	409,130
Philippines	—	1,215,439	—	1,215,439
Poland	—	1,022,780	—	1,022,780
Republic of Korea	84,186	6,018,230	—	6,102,416
Russia	2,602,842	354,496	—	2,957,338
South Africa	—	3,008,249	—	3,008,249
Taiwan	—	6,151,661	—	6,151,661
Thailand	—	2,594,675	—	2,594,675
Turkey	—	280,290	—	280,290
United Arab Emirates	—	435,376	—	435,376
All Other Countries	7,185,031	—	—	7,185,031
Total Common Stocks	13,369,430	41,891,285	—	55,260,715
Preferred Stocks	1,695,542	283,498	—	1,979,040
Short-Term Investments
Affiliated Investment Company	4,349,639	—	—	4,349,639
Unaffiliated Investment Company	939,698	—	—	939,698
Total Short-Term Investments	5,289,337	—	—	5,289,337
Total Investments in Securities	$20,354,309	$42,174,783	$—	$62,529,092

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Conservative Allocation Fund
Portfolio of Investments July 31, 2019 (Unaudited)

	Shares	Value
Affiliated Investment Companies 97.3% †
Equity Funds 37.8%
IQ 50 Percent Hedged FTSE International ETF	305,613	$6,167,270
IQ 500 International ETF	250	6,569
IQ Chaikin U.S. Large Cap ETF	335,497	8,494,784
IQ Chaikin U.S. Small Cap ETF (a)	644,009	16,641,193
IQ Global Resources ETF	153,658	4,084,936
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	912,619	8,003,669
MainStay Cushing MLP Premier Fund Class I	41,145	448,477
MainStay Cushing Renaissance Advantage Fund Class I (a)	80,451	1,353,180
MainStay Epoch Capital Growth Fund Class I	308,780	3,967,817
MainStay Epoch International Choice Fund Class I	238,747	8,146,043
MainStay Epoch U.S. All Cap Fund Class R6	382,380	11,008,710
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	794,579	13,309,206
MainStay Large Cap Growth Fund Class R6	1,195,105	12,668,117
MainStay MacKay Common Stock Fund Class I (a)	238,367	5,890,057
MainStay MacKay Emerging Markets Equity Fund Class R6 (a)	887,184	7,949,171
MainStay MacKay Growth Fund Class I (a)	336,619	12,360,643
MainStay MacKay International Equity Fund Class R6 (b)	6,777	112,912
MainStay MacKay International Opportunities Fund Class I	715,676	5,453,448
MainStay MacKay S&P 500 Index Fund Class I	41,807	2,057,737
MainStay MacKay Small Cap Core Fund Class I (a)	715,466	18,287,303
MainStay MacKay U.S. Equity Opportunities Fund Class I	1,180,666	10,118,306
MainStay MAP Equity Fund Class I	330,162	14,038,509

Total Equity Funds (Cost $147,585,863)		170,568,057

Fixed Income Funds 59.5%
IQ Enhanced Core Bond U.S. ETF (a)	726,942	13,900,222
IQ S&P High Yield Low Volatility Bond ETF (a)	223,658	5,619,743
MainStay Floating Rate Fund Class R6 (a)	2,993,979	27,394,909
MainStay Indexed Bond Fund Class I (a)	12,048,125	129,396,865
MainStay MacKay Convertible Fund Class I	306,974	5,574,648
MainStay MacKay High Yield Corporate Bond Fund Class R6	1,468,341	8,237,392
MainStay MacKay High Yield Municipal Bond Fund Class I	615,860	7,932,278
MainStay MacKay Short Duration High Yield Fund Class I	2,300,961	22,710,481
MainStay MacKay Short Term Municipal Fund Class I	849,742	8,191,509
MainStay MacKay Total Return Bond Fund Class R6 (a)	3,138,779	33,647,708
MainStay MacKay Unconstrained Bond Fund Class R6 (a)	732,488	6,387,292

Total Fixed Income Funds (Cost $259,325,183)		268,993,047
Total Affiliated Investment Companies (Cost $406,911,046)		439,561,104

Short-Term Investment 2.7%
Affiliated Investment Company 2.7%
MainStay U.S. Government Liquidity Fund, 2.07% (c)	12,146,327	12,146,327

Total Short-Term Investment (Cost $12,146,327)		12,146,327
Total Investments (Cost $419,057,373)	100.0%	451,707,431
Other Assets, Less Liabilities	(0.0)‡	(71,153)
Net Assets	100.0%	$451,636,278

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	As of July 31, 2019, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	Current yield as of July 31, 2019.

The following abbreviations are used in the preceding pages:
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies
Equity Funds	$170,568,057	$—	$—	$170,568,057
Fixed Income Funds	268,993,047	—	—	268,993,047
Short-Term Investment	12,146,327	—	—	12,146,327
Total Investments in Securities	$451,707,431	$—	$—	$451,707,431

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Epoch Capital Growth Fund
Portfolio of Investments July 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 98.4% †
Australia 3.1%
CSL, Ltd. (Biotechnology)	10,066	$1,571,783
Mineral Resources, Ltd. (Metals & Mining)	77,939	853,016
Northern Star Resources, Ltd. (Metals & Mining)	92,236	800,801
Regis Resources, Ltd. (Metals & Mining)	157,856	586,226
		3,811,826
Canada 5.3%
Alimentation Couche-tard, Inc., Class B (Food & Staples Retailing)	24,760	1,517,718
Canadian National Railway Co. (Road & Rail)	15,237	1,442,193
Constellation Software, Inc. (Software)	1,446	1,375,760
Dollarama, Inc. (Multiline Retail)	35,250	1,306,050
Kirkland Lake Gold, Ltd. (Metals & Mining)	21,115	873,205
		6,514,926
Chile 0.4%
Sociedad Quimica y Minera de Chile S.A., Sponsored ADR (Chemicals) (a)	16,242	478,977

China 1.8%
Autohome, Inc., ADR (Interactive Media & Services) (a)(b)	11,281	958,885
Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	28,390	1,291,745
		2,250,630
Denmark 3.2%
Coloplast A/S, Class B (Health Care Equipment & Supplies)	10,627	1,237,703
Genmab A/S (Biotechnology) (b)	4,976	917,236
Novo Nordisk A/S, Class B (Pharmaceuticals)	24,973	1,198,620
Novozymes A/S, Class B (Chemicals)	12,789	593,250
		3,946,809
France 3.2%
Edenred (Commercial Services & Supplies)	12,368	620,196
LVMH Moet Hennessy Louis Vuitton S.E. (Textiles, Apparel & Luxury Goods)	5,041	2,084,420
Thales S.A. (Aerospace & Defense)	10,796	1,216,611
		3,921,227
Hong Kong 2.6%
AIA Group, Ltd. (Insurance)	73,400	749,576
Hong Kong Exchanges & Clearing, Ltd. (Capital Markets)	33,500	1,133,923
WH Group, Ltd. (Food Products) (c)	1,367,500	1,333,431
		3,216,930
Indonesia 0.3%
PT Bank Central Asia Tbk (Banks)	179,000	393,687

Ireland 1.4%
Accenture PLC, Class A (IT Services)	9,239	1,779,247

Italy 1.1%
DiaSorin S.p.A. (Health Care Equipment & Supplies)	5,958	689,238
FinecoBank Banca Fineco S.p.A (Banks)	66,948	663,276
		1,352,514
Japan 5.8%
Japan Airlines Co., Ltd. (Airlines)	38,900	1,217,484
Koito Manufacturing Co., Ltd. (Auto Components)	9,200	460,803
NEXON Co., Ltd. (Entertainment) (b)	136,000	2,157,898
Unicharm Corp. (Household Products)	56,400	1,598,218
Zenkoku Hosho Co., Ltd. (Diversified Financial Services)	13,900	542,254
ZOZO, Inc. (Internet & Direct Marketing Retail)	65,400	1,236,419
		7,213,076
Jordan 0.9%
Hikma Pharmaceuticals PLC (Pharmaceuticals)	49,212	1,097,299

Malta 0.2%
Kindred Group PLC (Hotels, Restaurants & Leisure)	44,902	277,298

Mexico 1.1%
Wal-Mart de Mexico S.A.B. de C.V. (Food & Staples Retailing)	466,900	1,377,768

Netherlands 1.3%
ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	7,164	1,589,016

Portugal 0.6%
Jeronimo Martins SGPS S.A. (Food & Staples Retailing)	46,523	750,073

Singapore 0.5%
Singapore Exchange, Ltd. (Capital Markets)	107,800	620,288

South Africa 0.2%
FirstRand, Ltd. (Diversified Financial Services)	66,438	285,216

Spain 2.5%
Amadeus IT Group S.A. (IT Services)	11,445	895,226
Industria de Diseno Textil S.A. (Specialty Retail)	75,329	2,246,586
		3,141,812
Sweden 2.1%
Atlas Copco A.B., Class B (Machinery)	28,384	775,209
Epiroc A.B. (Machinery)	57,150	593,153
Swedish Match A.B. (Tobacco)	33,481	1,279,646
		2,648,008
Switzerland 1.4%
Kuehne & Nagel International A.G. (Marine)	4,263	627,430
Partners Group Holding A.G. (Capital Markets)	875	697,436
Schindler Holding A.G., Registered (Machinery)	2,076	466,291
		1,791,157
Thailand 0.5%
Airports of Thailand PCL, NVDR (Transportation Infrastructure)	280,769	654,792

United Kingdom 4.2%
Admiral Group PLC (Insurance)	31,853	837,797
Ferguson PLC (Trading Companies & Distributors) (b)	14,524	1,081,711
Hargreaves Lansdown PLC (Capital Markets)	44,413	1,129,900
Howden Joinery Group PLC (Trading Companies & Distributors)	142,375	962,109
Prudential PLC (Insurance)	57,789	1,191,834
		5,203,351
United States 54.7%
A.O. Smith Corp. (Building Products)	22,143	1,006,399
ABIOMED, Inc. (Health Care Equipment & Supplies) (b)	3,726	1,037,915
Adobe, Inc. (Software) (b)	3,744	1,118,932
Alaska Air Group, Inc. (Airlines)	30,378	1,924,750
Align Technology, Inc. (Health Care Equipment & Supplies) (b)	1,896	396,416
Alphabet, Inc., Class A (Interactive Media & Services) (b)	1,122	1,366,820
Amazon.com, Inc. (Internet & Direct Marketing Retail) (b)	518	966,992
American Express Co. (Consumer Finance)	10,342	1,286,235
Arista Networks, Inc. (Communications Equipment) (b)	3,431	938,207
Automatic Data Processing, Inc. (IT Services)	8,688	1,446,726
Boeing Co. (Aerospace & Defense)	1,815	619,242
Booking Holdings, Inc. (Internet & Direct Marketing Retail) (b)	632	1,192,338
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,193	925,938
Bruker Corp. (Life Sciences Tools & Services)	17,004	813,641
Copart, Inc. (Commercial Services & Supplies) (b)	14,038	1,088,366
Costco Wholesale Corp. (Food & Staples Retailing)	7,860	2,166,452
Dollar General Corp. (Multiline Retail)	6,613	886,274
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	2,965	725,031
Donaldson Co., Inc. (Machinery)	12,400	619,380
East West Bancorp, Inc. (Banks)	17,896	859,187
Encompass Health Corp. (Health Care Providers & Services)	8,332	531,915
Estee Lauder Cos., Inc., Class A (Personal Products)	4,999	920,766
Expeditors International of Washington, Inc. (Air Freight & Logistics)	7,537	575,450
Fortinet, Inc. (Software) (b)	14,870	1,194,210
Gentex Corp. (Auto Components)	52,786	1,447,392
Henry Schein, Inc. (Health Care Providers & Services) (b)	15,140	1,007,416
Hexcel Corp. (Aerospace & Defense)	3,883	317,474
Home Depot, Inc. (Specialty Retail)	5,252	1,122,300
IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (b)	2,934	827,535
Illumina, Inc. (Life Sciences Tools & Services) (b)	3,096	926,880
Insperity, Inc. (Professional Services)	9,568	1,017,557
Interactive Brokers Group, Inc., Class A (Capital Markets)	9,628	493,531
Intuit, Inc. (Software)	4,668	1,294,483
Intuitive Surgical, Inc. (Health Care Equipment & Supplies) (b)	1,183	614,580
Jack Henry & Associates, Inc. (IT Services)	4,085	570,674
Jazz Pharmaceuticals PLC (Pharmaceuticals) (b)	4,393	612,296
KLA Corp. (Semiconductors & Semiconductor Equipment)	15,691	2,138,997
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	6,641	1,385,379
Liberty Media Corp-Liberty SiriusXM, Class A (Media) (b)	22,889	952,869
LyondellBasell Industries N.V., Class A (Chemicals)	13,940	1,166,639
Marsh & McLennan Cos., Inc. (Insurance)	7,959	786,349
Masimo Corp. (Health Care Equipment & Supplies) (b)	15,659	2,471,773
Mastercard, Inc., Class A (IT Services)	5,122	1,394,567
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (b)	1,534	1,160,854
Microsoft Corp. (Software)	16,534	2,253,088
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	7,926	681,874
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	6,386	1,077,446
Paychex, Inc. (IT Services)	18,674	1,550,876
Raytheon Co. (Aerospace & Defense)	4,976	907,075
Rollins, Inc. (Commercial Services & Supplies)	9,969	334,261
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	14,826	1,111,950
S&P Global, Inc. (Capital Markets)	4,749	1,163,268
Southwest Airlines Co. (Airlines)	41,402	2,133,445
Starbucks Corp. (Hotels, Restaurants & Leisure)	14,273	1,351,510
TJX Cos., Inc. (Specialty Retail)	24,607	1,342,558
Union Pacific Corp. (Road & Rail)	7,521	1,353,404
UnitedHealth Group, Inc. (Health Care Providers & Services)	6,727	1,675,090
Veeva Systems, Inc., Class A (Health Care Technology) (b)	5,527	916,929
Visa, Inc., Class A (IT Services)	7,959	1,416,702
Western Alliance Bancorp (Banks) (b)	15,821	782,190
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	7,100	798,892
Zoetis, Inc. (Pharmaceuticals)	6,775	778,380
		67,946,065
Total Common Stocks (Cost $104,539,673)		122,261,992

Short-Term Investments 1.6%
Affiliated Investment Company 1.6%
United States 1.6%
MainStay U.S. Government Liquidity Fund, 2.07% (d)	1,952,566	1,952,566

Unaffiliated Investment Company 0.0% ‡
United States 0.0% ‡
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (d)(e)	30,750	30,750

Total Short-Term Investments (Cost $1,983,316)		1,983,316

Total Investments (Cost $106,522,989)	100.0%	124,245,308
Other Assets, Less Liabilities	(0.0)‡	(312)
Net Assets	100.0%	$124,244,996

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of July 31, 2019, the aggregate market value of securities on loan was $1,281,469; the total market value of collateral held by the Fund was $1,320,515. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,289,765.
(b)	Non-income producing security.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Current yield as of July 31, 2019.
(e)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
PCL	—Provision for Credit Losses

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$—	$3,811,826	$—	$3,811,826
Denmark	—	3,946,809	—	3,946,809
France	—	3,921,227	—	3,921,227
Hong Kong	—	3,216,930	—	3,216,930
Indonesia	—	393,687	—	393,687
Italy	—	1,352,514	—	1,352,514
Japan	—	7,213,076	—	7,213,076
Jordan	—	1,097,299	—	1,097,299
Malta	—	277,298	—	277,298
Netherlands	—	1,589,016	—	1,589,016
Portugal	—	750,073	—	750,073
Singapore	—	620,288	—	620,288
South Africa	—	285,216	—	285,216
Spain	—	3,141,812	—	3,141,812
Sweden	—	2,648,008	—	2,648,008
Switzerland	—	1,791,157	—	1,791,157
Thailand	—	654,792	—	654,792
United Kingdom	—	5,203,351	—	5,203,351
All Other Countries	80,347,613	—	—	80,347,613
Total Common Stocks	80,347,613	41,914,379	—	122,261,992
Short-Term Investments
Affiliated Investment Company	1,952,566	—	—	1,952,566
Unaffiliated Investment Company	30,750	—	—	30,750
Total Short-Term Investments	1,983,316	—	—	1,983,316
Total Investments in Securities	$82,330,929	$41,914,379	$—	$124,245,308

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch Global Equity Yield Fund
Portfolio of Investments July 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 97.3% †
Australia 1.9%
Commonwealth Bank of Australia (Banks)	205,744	$11,555,629
Macquarie Group, Ltd. (Capital Markets)	125,805	10,992,707
Westpac Banking Corp. (Banks)	777,767	15,200,760
		37,749,096
Canada 6.3%
BCE, Inc. (Diversified Telecommunication Services)	767,850	34,698,116
Nutrien, Ltd. (Chemicals)	305,996	16,771,641
Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	572,641	20,778,737
Rogers Communications, Inc., Class B (Wireless Telecommunication Services)	349,155	18,124,420
Royal Bank of Canada (Banks)	180,753	14,273,434
TELUS Corp. (Diversified Telecommunication Services)	531,961	19,121,253
		123,767,601
France 7.5%
AXA S.A. (Insurance)	1,379,931	34,877,013
Cie Generale des Etablissements Michelin SCA (Auto Components)	149,394	16,525,411
Sanofi (Pharmaceuticals)	275,199	22,962,244
SCOR S.E. (Insurance)	267,337	10,989,607
TOTAL S.A. (Oil, Gas & Consumable Fuels)	543,847	28,180,439
Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)	120,563	16,149,059
Vinci S.A. (Construction & Engineering)	166,430	17,056,891
		146,740,664
Germany 6.0%
Allianz S.E., Registered (Insurance)	150,704	35,132,145
BASF S.E. (Chemicals)	245,059	16,374,462
Deutsche Post A.G., Registered (Air Freight & Logistics)	574,643	18,734,541
Muenchener Rueckversicherungs-Gesellschaft A.G., Registered (Insurance)	146,773	35,383,413
Siemens A.G., Registered (Industrial Conglomerates)	100,906	11,076,818
		116,701,379
Italy 3.6%
Assicurazioni Generali S.p.A. (Insurance)	1,064,761	19,821,048
Snam S.p.A. (Gas Utilities)	5,494,171	26,959,932
Terna Rete Elettrica Nazionale S.p.A. (Electric Utilities)	3,779,413	23,001,744
		69,782,724
Japan 1.5%
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	467,100	16,161,236
Tokio Marine Holdings, Inc. (Insurance)	256,100	13,594,179
		29,755,415
Netherlands 1.5%
Royal Dutch Shell PLC, Class A, Sponsored ADR (Oil, Gas & Consumable Fuels)	472,426	29,710,871

Norway 0.9%
Orkla ASA (Food Products)	1,956,540	16,605,472

Republic of Korea 0.8%
Samsung Electronics Co., Ltd., GDR (Technology Hardware, Storage & Peripherals)	15,031	14,519,946

Singapore 0.6%
Singapore Telecommunications, Ltd. (Diversified Telecommunication Services)	4,878,814	11,783,574

Spain 0.6%
Naturgy Energy Group S.A. (Gas Utilities)	465,219	11,775,661

Sweden 0.5%
Svenska Handelsbanken A.B., Class A (Banks)	1,096,213	9,872,602

Switzerland 3.2%
Nestle S.A., Registered (Food Products)	159,878	16,965,848
Novartis A.G., Registered (Pharmaceuticals)	281,097	25,776,341
Roche Holding A.G. (Pharmaceuticals)	74,697	20,000,467
		62,742,656
Taiwan 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	268,647	11,452,422

United Kingdom 10.0%
AstraZeneca PLC, Sponsored ADR (Pharmaceuticals)	566,780	24,603,920
BAE Systems PLC (Aerospace & Defense)	3,441,965	22,882,911
British American Tobacco PLC (Tobacco)	532,053	18,985,403
British American Tobacco PLC, Sponsored ADR (Tobacco)	190,674	6,789,901
GlaxoSmithKline PLC (Pharmaceuticals)	1,206,293	24,962,488
Imperial Brands PLC (Tobacco)	920,609	23,286,803
Lloyds Banking Group PLC (Banks)	20,386,421	13,203,978
Micro Focus International PLC (Software)	594,956	12,469,064
National Grid PLC (Multi-Utilities)	2,316,921	23,813,461
Unilever PLC (Personal Products)	394,453	23,757,267
		194,755,196
United States 51.8%
3M Co. (Industrial Conglomerates)	62,902	10,990,237
AbbVie, Inc. (Biotechnology)	209,020	13,924,912
Altria Group, Inc. (Tobacco)	545,158	25,660,587
Ameren Corp. (Multi-Utilities)	202,468	15,324,803
American Electric Power Co., Inc. (Electric Utilities)	204,434	17,951,350
Arthur J. Gallagher & Co. (Insurance)	133,013	12,028,366
AT&T, Inc. (Diversified Telecommunication Services)	885,226	30,141,945
BB&T Corp. (Banks)	283,718	14,619,989
BlackRock, Inc. (Capital Markets)	26,209	12,257,425
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	37,348	10,830,547
Chevron Corp. (Oil, Gas & Consumable Fuels)	142,841	17,585,156
Cisco Systems, Inc. (Communications Equipment)	385,279	21,344,457
CME Group, Inc. (Capital Markets)	61,592	11,974,717
Coca-Cola Co. (Beverages)	275,855	14,518,249
Dominion Energy, Inc. (Multi-Utilities)	310,582	23,073,137
Dow, Inc. (Chemicals)	300,099	14,536,796
Duke Energy Corp. (Electric Utilities)	377,417	32,729,602
Eaton Corp. PLC (Electrical Equipment)	294,857	24,234,297
Emerson Electric Co. (Electrical Equipment)	241,782	15,686,816
Entergy Corp. (Electric Utilities)	315,169	33,288,150
Enterprise Products Partners, L.P. (Oil, Gas & Consumable Fuels)	852,464	25,667,691
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	282,407	20,999,785
FirstEnergy Corp. (Electric Utilities)	717,485	31,547,815
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	699,794	11,259,685
Intel Corp. (Semiconductors & Semiconductor Equipment)	235,230	11,890,877
International Business Machines Corp. (IT Services)	98,285	14,569,768
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	613,302	18,037,212
Johnson & Johnson (Pharmaceuticals)	100,251	13,054,685
Kimberly-Clark Corp. (Household Products)	140,876	19,109,829
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	335,481	20,276,472
Leggett & Platt, Inc. (Household Durables)	330,895	13,225,873
Lockheed Martin Corp. (Aerospace & Defense)	47,832	17,323,315
LyondellBasell Industries N.V., Class A (Chemicals)	152,015	12,722,135
Magellan Midstream Partners, L.P. (Oil, Gas & Consumable Fuels)	256,853	16,988,257
McDonald's Corp. (Hotels, Restaurants & Leisure)	79,939	16,844,746
Merck & Co., Inc. (Pharmaceuticals)	209,676	17,401,011
MetLife, Inc. (Insurance)	423,939	20,951,065
Microsoft Corp. (Software)	123,839	16,875,541
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	326,308	16,759,179
People's United Financial, Inc. (Banks)	665,066	10,920,384
PepsiCo., Inc. (Beverages)	125,150	15,995,421
Pfizer, Inc. (Pharmaceuticals)	623,131	24,202,408
Philip Morris International, Inc. (Tobacco)	304,685	25,474,713
Phillips 66 (Oil, Gas & Consumable Fuels)	191,329	19,622,702
PPL Corp. (Electric Utilities)	667,032	19,764,158
Procter & Gamble Co. (Household Products)	146,118	17,247,769
Public Storage (Equity Real Estate Investment Trusts)	55,039	13,361,268
Target Corp. (Multiline Retail)	170,361	14,719,190
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	174,948	21,870,249
United Parcel Service, Inc., Class B (Air Freight & Logistics)	118,598	14,168,903
Verizon Communications, Inc. (Diversified Telecommunication Services)	571,367	31,579,454
Watsco, Inc. (Trading Companies & Distributors)	78,628	12,786,485
WEC Energy Group, Inc. (Multi-Utilities)	176,259	15,063,094
Wells Fargo & Co. (Banks)	252,921	12,243,906
Welltower, Inc. (Equity Real Estate Investment Trusts)	418,697	34,802,095
		1,012,028,678
Total Common Stocks (Cost $1,808,833,947)		1,899,743,957

Short-Term Investment 1.0%
Affiliated Investment Company 1.0%
United States 1.0%
MainStay U.S. Government Liquidity Fund, 2.07% (a)	19,881,171	19,881,171

Total Short-Term Investment (Cost $19,881,171)		19,881,171

Total Investments (Cost $1,828,715,118)	98.3%	1,919,625,128
Other Assets, Less Liabilities	1.7	33,099,045
Net Assets	100.0%	$1,952,724,173

†	Percentages indicated are based on Fund net assets.
(a)	Current yield as of July 31, 2019.

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$—	$37,749,096	$—	$37,749,096
France	16,149,059	130,591,605	—	146,740,664
Germany	—	116,701,379	—	116,701,379
Italy	—	69,782,724	—	69,782,724
Japan	—	29,755,415	—	29,755,415
Norway	—	16,605,472	—	16,605,472
Singapore	—	11,783,574	—	11,783,574
Spain	—	11,775,661	—	11,775,661
Sweden	—	9,872,602	—	9,872,602
Switzerland	—	62,742,656	—	62,742,656
United Kingdom	31,393,821	163,361,375	—	194,755,196
All Other Countries	1,191,479,518	—	—	1,191,479,518
Total Common Stocks	1,239,022,398	660,721,559	—	1,899,743,957
Short-Term Investment
Affiliated Investment Company	19,881,171	—	—	19,881,171
Total Investments in Securities	$1,258,903,569	$660,721,559	$—	$1,919,625,128

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch International Choice Fund
Portfolio of Investments July 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 95.0% †
Australia 3.5%
Amcor PLC (Containers & Packaging)	1,407,101	$14,943,681

Denmark 2.9%
ISS A/S (Commercial Services & Supplies)	445,244	12,487,522

Finland 1.4%
Nordea Bank Abp (Banks)	943,626	6,035,922

France 17.0%
AXA S.A. (Insurance)	582,434	14,720,706
Pernod Ricard S.A. (Beverages)	84,677	14,826,201
Safran S.A. (Aerospace & Defense)	110,530	15,838,995
TOTAL S.A. (Oil, Gas & Consumable Fuels)	279,314	14,473,172
Ubisoft Entertainment S.A. (Entertainment) (a)	149,630	12,407,751
		72,266,825
Germany 4.3%
SAP S.E. (Software)	146,114	18,125,125

Japan 19.1%
Bridgestone Corp. (Auto Components) (b)	413,500	15,521,702
Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	366,790	16,554,336
Sony Corp. (Household Durables)	417,900	23,734,379
Suzuki Motor Corp. (Automobiles)	290,900	11,359,151
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	393,900	13,628,582
		80,798,150
Macau 3.0%
Sands China, Ltd. (Hotels, Restaurants & Leisure)	2,602,700	12,579,762

Netherlands 13.6%
Akzo Nobel N.V. (Chemicals)	95,855	9,042,032
ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	66,565	14,764,496
Heineken N.V. (Beverages) (b)	100,816	10,820,589
Koninklijke DSM N.V. (Chemicals)	76,818	9,506,127
Royal Dutch Shell PLC, Class A (Oil, Gas & Consumable Fuels)	430,937	13,533,969
		57,667,213
Norway 2.4%
Storebrand ASA (Insurance)	1,473,872	9,952,107

Republic of Korea 4.1%
Samsung Electronics Co., Ltd., GDR (Technology Hardware, Storage & Peripherals)	18,256	17,578,158

Spain 3.5%
Industria de Diseno Textil S.A. (Specialty Retail)	497,919	14,849,766

Switzerland 9.7%
Nestle S.A., Registered (Food Products)	180,053	19,106,768
Novartis A.G., Registered (Pharmaceuticals)	146,806	13,461,978
Swiss Re A.G. (Insurance)	89,576	8,676,010
		41,244,756
United Kingdom 10.5%
Croda International PLC (Chemicals)	164,467	9,358,263
Linde PLC (Chemicals)	73,330	14,026,563
Lloyds Banking Group PLC (Banks)	21,801,116	14,120,255
Victrex PLC (Chemicals)	284,445	7,074,121
		44,579,202
Total Common Stocks (Cost $349,235,939)		403,108,189

Short-Term Investments 7.2%
Affiliated Investment Company 4.5%
United States 4.5%
MainStay U.S. Government Liquidity Fund, 2.07% (c)	19,251,237	19,251,237

Unaffiliated Investment Company 2.7%
United States 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (c)(d)	11,238,386	11,238,386

Total Short-Term Investments (Cost $30,489,623)		30,489,623

Total Investments (Cost $379,725,562)	102.2%	433,597,812
Other Assets, Less Liabilities	(2.2)	(9,449,850)
Net Assets	100.0%	$424,147,962

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2019, the aggregate market value of securities on loan was $22,600,797; the total market value of collateral held by the Fund was $23,852,872. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $12,614,486.
(c)	Current yield as of July 31, 2019.
(d)	Represents security purchased with cash collateral received for securities on loan.

The following abbreviation is used in the preceding pages:

GDR	—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Denmark	$—	$12,487,522	$—	$12,487,522
Finland	—	6,035,922	—	6,035,922
France	—	72,266,825	—	72,266,825
Germany	—	18,125,125	—	18,125,125
Japan	—	80,798,150	—	80,798,150
Macau	—	12,579,762	—	12,579,762
Netherlands	—	57,667,213	—	57,667,213
Norway	—	9,952,107	—	9,952,107
Republic of Korea	—	17,578,158	—	17,578,158
Spain	—	14,849,766	—	14,849,766
Switzerland	—	41,244,756	—	41,244,756
United Kingdom	14,026,563	30,552,639	—	44,579,202
All Other Countries	14,943,681	—	—	14,943,681
Total Common Stocks	28,970,244	374,137,945	—	403,108,189
Short-Term Investments
Affiliated Investment Company	19,251,237	—	—	19,251,237
Unaffiliated Investment Company	11,238,386	—	—	11,238,386
Total Short-Term Investments	30,489,623	—	—	30,489,623
Total Investments in Securities	$59,459,867	$374,137,945	$—	$433,597,812

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch U.S. All Cap Fund
Portfolio of Investments July 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 96.9% †
Aerospace & Defense 6.9%
Boeing Co.	49,800	$16,990,764
Hexcel Corp.	172,835	14,130,989
Huntington Ingalls Industries, Inc.	30,269	6,910,413
United Technologies Corp.	74,797	9,992,879
		48,025,045
Air Freight & Logistics 1.9%
XPO Logistics, Inc. (a)	196,661	13,270,684

Banks 3.6%
Bank of America Corp.	519,483	15,937,738
Bank OZK	293,527	8,976,056
		24,913,794
Beverages 1.4%
Coca-Cola Co.	180,159	9,481,768

Capital Markets 3.3%
Charles Schwab Corp.	242,151	10,465,766
Morgan Stanley	284,934	12,696,659
		23,162,425
Chemicals 3.6%
DuPont de Nemours, Inc.	108,779	7,849,493
Linde PLC	55,951	10,702,307
W.R. Grace & Co.	96,377	6,535,324
		25,087,124
Communications Equipment 2.5%
Arista Networks, Inc. (a)	27,547	7,532,727
Plantronics, Inc.	251,067	9,640,973
		17,173,700
Construction & Engineering 1.0%
Jacobs Engineering Group, Inc.	82,414	6,799,979

Construction Materials 1.8%
Martin Marietta Materials, Inc.	51,948	12,870,117

Diversified Financial Services 1.9%
AXA Equitable Holdings, Inc.	580,317	13,045,526

Electrical Equipment 1.4%
AMETEK, Inc.	109,853	9,843,927

Entertainment 1.5%
Electronic Arts, Inc. (a)	111,004	10,267,870

Equity Real Estate Investment Trusts 1.8%
Ventas, Inc.	184,358	12,405,450

Food Products 0.7%
Post Holdings, Inc. (a)	47,549	5,098,204

Health Care Equipment & Supplies 3.5%
Boston Scientific Corp. (a)	263,647	11,194,452
Danaher Corp.	93,155	13,088,277
		24,282,729
Health Care Providers & Services 4.7%
Centene Corp. (a)	307,651	16,025,541
UnitedHealth Group, Inc.	68,743	17,117,694
		33,143,235
Hotels, Restaurants & Leisure 1.8%
MGM Resorts International	426,035	12,789,571

Household Durables 1.6%
LGI Homes, Inc. (a)(b)	161,899	11,379,881

Insurance 4.5%
American International Group, Inc.	211,601	11,847,540
MetLife, Inc.	234,744	11,601,049
Willis Towers Watson PLC	42,378	8,273,033
		31,721,622
Interactive Media & Services 6.4%
Alphabet, Inc., Class C (a)	21,189	25,780,233
Facebook, Inc., Class A (a)	95,576	18,563,726
		44,343,959
Internet & Direct Marketing Retail 1.3%
Booking Holdings, Inc. (a)	4,687	8,842,541

IT Services 1.7%
Visa, Inc., Class A	68,739	12,235,542

Life Sciences Tools & Services 3.0%
Agilent Technologies, Inc.	163,731	11,364,569
Charles River Laboratories International, Inc. (a)	69,134	9,301,288
		20,665,857
Machinery 2.8%
Ingersoll-Rand PLC	100,510	12,429,067
Middleby Corp. (a)	51,329	6,897,591
		19,326,658
Media 1.0%
Discovery, Inc., Class C (a)	250,269	7,067,597

Metals & Mining 1.1%
Reliance Steel & Aluminum Co.	73,626	7,358,919

Multiline Retail 1.5%
Dollar General Corp.	76,262	10,220,633

Oil, Gas & Consumable Fuels 1.8%
Occidental Petroleum Corp.	248,263	12,750,788

Pharmaceuticals 2.1%
Pfizer, Inc.	369,399	14,347,457

Real Estate Management & Development 1.0%
Jones Lang LaSalle, Inc.	49,884	7,267,600

Road & Rail 1.0%
Norfolk Southern Corp.	37,868	7,237,332

Semiconductors & Semiconductor Equipment 6.2%
Applied Materials, Inc.	309,444	15,277,250
Broadcom, Inc.	43,648	12,657,484
Micron Technology, Inc. (a)	137,170	6,157,561
Universal Display Corp.	43,377	9,156,017
		43,248,312
Software 9.5%
LogMeIn, Inc.	115,516	8,775,751
Microsoft Corp.	309,346	42,154,579
PTC, Inc. (a)	132,605	8,987,967
Symantec Corp.	281,805	6,075,716
		65,994,013
Specialty Retail 4.7%
CarMax, Inc. (a)	90,519	7,943,947
Home Depot, Inc.	49,897	10,662,490
Tiffany & Co.	38,299	3,597,042
TJX Cos., Inc.	200,567	10,942,936
		33,146,415
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc.	32,421	6,906,970

Thrifts & Mortgage Finance 1.4%
Axos Financial, Inc. (a)	341,330	10,004,382

Total Common Stocks (Cost $554,533,575)		675,727,626

Short-Term Investment 2.2%
Affiliated Investment Company 2.2%
MainStay U.S. Government Liquidity Fund, 2.07% (c)	15,155,615	15,155,615

Total Short-Term Investment (Cost $15,155,615)		15,155,615

Total Investments (Cost $569,689,190)	99.1%	690,883,241
Other Assets, Less Liabilities	0.9	6,615,852
Net Assets	100.0%	$697,499,093

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2019, the aggregate market value of securities on loan was $9,291,214. The Fund received non-cash collateral in the form of U.S. Treasury securities with a value of $9,553,847.
(c)	Current yield as of July 31, 2019.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$675,727,626	$—	$—	$675,727,626
Short-Term Investment
Affiliated Investment Company	15,155,615	—	—	15,155,615
Total Investments in Securities	$690,883,241	$—	$—	$690,883,241

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch U.S. Equity Yield Fund
Portfolio of Investments July 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 97.7% †
Aerospace & Defense 4.3%
Boeing Co.	20,771	$7,086,650
General Dynamics Corp.	42,409	7,885,529
Lockheed Martin Corp.	41,111	14,889,171
Raytheon Co.	38,081	6,941,786
United Technologies Corp.	65,777	8,787,807
		45,590,943
Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	58,420	6,979,437

Banks 4.3%
BB&T Corp.	257,052	13,245,890
M&T Bank Corp.	49,766	8,174,065
People's United Financial, Inc.	429,718	7,055,970
U.S. Bancorp	184,783	10,560,348
Wells Fargo & Co.	135,882	6,578,048
		45,614,321
Beverages 3.3%
Coca-Cola Co.	162,280	8,540,796
Coca-Cola European Partners PLC	173,099	9,568,913
Molson Coors Brewing Co., Class B	104,292	5,630,725
PepsiCo., Inc.	85,251	10,895,930
		34,636,364
Biotechnology 1.5%
AbbVie, Inc.	128,526	8,562,402
Amgen, Inc.	40,678	7,589,701
		16,152,103
Capital Markets 2.6%
BlackRock, Inc.	25,532	11,940,806
CME Group, Inc.	82,222	15,985,601
		27,926,407
Chemicals 2.2%
Dow, Inc. (a)	155,356	7,525,444
LyondellBasell Industries N.V., Class A	90,877	7,605,496
Nutrien, Ltd.	150,596	8,254,167
		23,385,107
Commercial Services & Supplies 2.6%
Republic Services, Inc.	151,461	13,427,018
Waste Management, Inc.	120,736	14,126,112
		27,553,130
Communications Equipment 1.4%
Cisco Systems, Inc.	272,198	15,079,769

Containers & Packaging 0.7%
Amcor PLC (a)	725,718	7,692,611

Distributors 0.5%
Genuine Parts Co.	56,257	5,463,680

Diversified Telecommunication Services 4.0%
AT&T, Inc.	450,923	15,353,928
BCE, Inc.	223,297	10,072,928
Verizon Communications, Inc.	314,175	17,364,452
		42,791,308
Electric Utilities 10.4%
Alliant Energy Corp.	127,660	6,324,276
American Electric Power Co., Inc.	145,836	12,805,859
Duke Energy Corp.	173,964	15,086,158
Entergy Corp.	190,841	20,156,626
Evergy, Inc.	139,344	8,428,919
Eversource Energy	138,046	10,472,169
FirstEnergy Corp.	434,479	19,104,042
Pinnacle West Capital Corp.	88,280	8,052,902
PPL Corp.	334,946	9,924,450
		110,355,401
Electrical Equipment 2.6%
Eaton Corp. PLC	180,455	14,831,597
Emerson Electric Co.	192,140	12,466,043
		27,297,640
Equity Real Estate Investment Trusts 3.3%
Iron Mountain, Inc.	318,935	9,379,879
Public Storage	34,187	8,299,236
Welltower, Inc.	214,210	17,805,135
		35,484,250
Food & Staples Retailing 1.1%
Walmart, Inc.	102,128	11,272,889

Food Products 0.6%
Campbell Soup Co.	147,567	6,100,420

Health Care Equipment & Supplies 0.8%
Medtronic PLC	78,760	8,028,794

Health Care Providers & Services 1.3%
CVS Health Corp.	105,157	5,875,122
UnitedHealth Group, Inc.	30,725	7,650,832
		13,525,954
Hotels, Restaurants & Leisure 2.7%
Brinker International, Inc.	147,567	5,880,545
Las Vegas Sands Corp.	177,859	10,749,798
McDonald's Corp.	59,286	12,492,746
		29,123,089
Household Durables 0.7%
Leggett & Platt, Inc.	172,233	6,884,153

Household Products 3.2%
Colgate-Palmolive Co.	82,222	5,898,606
Kimberly-Clark Corp.	97,801	13,266,706
Procter & Gamble Co.	126,362	14,915,770
		34,081,082
Industrial Conglomerates 2.1%
3M Co.	57,555	10,056,009
Honeywell International, Inc.	69,239	11,940,958
		21,996,967
Insurance 6.1%
Allianz S.E., Sponsored ADR	489,438	11,352,514
Arthur J. Gallagher & Co.	215,508	19,488,389
Marsh & McLennan Cos., Inc.	83,953	8,294,556
MetLife, Inc.	286,479	14,157,792
Travelers Cos., Inc.	77,461	11,357,332
		64,650,583
IT Services 2.1%
Automatic Data Processing, Inc.	37,649	6,269,312
International Business Machines Corp.	51,064	7,569,727
Paychex, Inc.	99,964	8,302,010
		22,141,049
Metals & Mining 0.6%
Reliance Steel & Aluminum Co.	67,508	6,747,425

Multi-Utilities 5.4%
Ameren Corp.	210,748	15,951,516
CMS Energy Corp.	161,415	9,397,582
Dominion Energy, Inc.	148,432	11,027,013
NiSource, Inc.	210,748	6,257,108
WEC Energy Group, Inc.	170,069	14,534,097
		57,167,316
Multiline Retail 1.2%
Target Corp.	146,268	12,637,555

Oil, Gas & Consumable Fuels 7.2%
Chevron Corp.	84,385	10,388,637
Enterprise Products Partners, L.P.	456,116	13,733,653
Exxon Mobil Corp.	150,596	11,198,319
Magellan Midstream Partners, L.P.	139,777	9,244,851
Occidental Petroleum Corp.	136,748	7,023,377
Phillips 66	102,994	10,563,065
Royal Dutch Shell PLC, Class A, Sponsored ADR	225,461	14,179,242
		76,331,144
Pharmaceuticals 4.3%
Johnson & Johnson	108,187	14,088,111
Merck & Co., Inc.	206,420	17,130,796
Pfizer, Inc.	374,327	14,538,861
		45,757,768
Semiconductors & Semiconductor Equipment 5.4%
Analog Devices, Inc.	109,052	12,809,248
Broadcom, Inc.	18,608	5,396,134
Intel Corp.	120,736	6,103,205
Maxim Integrated Products, Inc.	112,514	6,659,704
Microchip Technology, Inc.	69,239	6,537,546
Texas Instruments, Inc.	155,789	19,475,183
		56,981,020
Software 2.3%
Microsoft Corp.	137,613	18,752,524
Oracle Corp.	106,888	6,017,794
		24,770,318
Specialty Retail 1.0%
Home Depot, Inc.	48,035	10,264,599

Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc.	46,304	9,864,604

Textiles, Apparel & Luxury Goods 0.5%
Hanesbrands, Inc.	357,017	5,744,403

Tobacco 3.2%
Altria Group, Inc.	259,216	12,201,297
British American Tobacco PLC, Sponsored ADR	258,783	9,215,263
Philip Morris International, Inc.	148,432	12,410,399
		33,826,959
Trading Companies & Distributors 0.6%
Watsco, Inc.	40,245	6,544,642

Total Common Stocks (Cost $915,141,048)		1,036,445,204

Short-Term Investment 1.3%
Affiliated Investment Company 1.3%
MainStay U.S. Government Liquidity Fund, 2.07% (b)	14,003,803	14,003,803

Total Short-Term Investment (Cost $14,003,803)		14,003,803

Total Investments (Cost $929,144,851)	99.0%	1,050,449,007
Other Assets, Less Liabilities	1.0	11,087,867
Net Assets	100.0%	$1,061,536,874

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of July 31, 2019.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$1,036,445,204	$—	$—	$1,036,445,204
Short-Term Investment
Affiliated Investment Company	14,003,803	—	—	14,003,803
Total Investments in Securities	$1,050,449,007	$—	$—	$1,050,449,007

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Floating Rate Fund
Portfolio of Investments July 31, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 97.4% †
Corporate Bonds 4.3%
Auto Parts & Equipment 0.1%
Cooper-Standard Automotive, Inc. 5.625%, due 11/15/26 (a)	$600,000	$544,500
Delphi Technologies PLC 5.00%, due 10/1/25 (a)	1,200,000	1,053,000
		1,597,500
Building Materials 0.1%
Jeld-Wen, Inc. (a)
4.625%, due 12/15/25	590,000	580,413
4.875%, due 12/15/27	780,000	763,425
		1,343,838
Chemicals 0.3%
Element Solutions, Inc. 5.875%, due 12/1/25 (a)	2,800,000	2,849,000
Starfruit Finco B.V. / Starfruit U.S. Holdco LLC 8.00%, due 10/1/26 (a)(b)	1,000,000	990,000
		3,839,000
Chemicals, Plastics & Rubber 0.3%
Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.25%, due 2/1/25 (a)	1,600,000	1,580,000
Versum Materials, Inc. 5.50%, due 9/30/24 (a)	1,950,000	2,086,500
		3,666,500
Commercial Services 0.6%
Herc Holdings, Inc. 5.50%, due 7/15/27 (a)	850,000	851,062
Hertz Corp. 5.875%, due 10/15/20	6,300,000	6,301,890
Refinitiv U.S. Holdings, Inc. 8.25%, due 11/15/26 (a)	1,000,000	1,106,500
		8,259,452
Distribution & Wholesale 0.1%
IAA, Inc. 5.50%, due 6/15/27 (a)	500,000	522,812
KAR Auction Services, Inc. 5.125%, due 6/1/25 (a)	1,400,000	1,442,000
		1,964,812
Diversified Financial Services 0.1%
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, due 7/1/21	1,000,000	997,120

Electric 0.6%
Clearway Energy Operating LLC 5.75%, due 10/15/25 (a)	2,776,000	2,879,267
Vistra Energy Corp. 8.125%, due 1/30/26 (a)	3,750,000	4,031,250
Vistra Operations Co. LLC 5.00%, due 7/31/27 (a)	1,500,000	1,535,625
		8,446,142
Environmental Controls 0.2%
Advanced Disposal Services, Inc. 5.625%, due 11/15/24 (a)	1,200,000	1,259,640
GFL Environmental, Inc. 8.50%, due 5/1/27 (a)	770,000	843,150
		2,102,790
Food 0.0% ‡
Post Holdings, Inc. 5.50%, due 12/15/29 (a)	240,000	242,700

Health Care - Services 0.0% ‡
MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (a)	330,000	320,087

Household Products & Wares 0.1%
Prestige Brands, Inc. 6.375%, due 3/1/24 (a)	700,000	726,915

Housewares 0.1%
Scotts Miracle-Gro Co. 5.25%, due 12/15/26	800,000	820,000

Insurance 0.2%
Acrisure, LLC / Acrisure Finance, Inc. 7.00%, due 11/15/25 (a)	2,280,000	2,091,900
GTCR AP Finance, Inc. 8.00%, due 5/15/27 (a)	900,000	920,250
		3,012,150
Machinery - Diversified 0.1%
RBS Global, Inc. / Rexnord LLC 4.875%, due 12/15/25 (a)	700,000	710,500

Media 0.1%
E.W. Scripps Co. 5.125%, due 5/15/25 (a)	1,200,000	1,203,000
iHeartCommunications, Inc.
6.375%, due 5/1/26	195,382	207,535
8.375%, due 5/1/27	354,129	372,721
		1,783,256
Miscellaneous - Manufacturing 0.1%
Koppers, Inc. 6.00%, due 2/15/25 (a)	2,000,000	1,890,000

Oil & Gas 0.0% ‡
EP Energy LLC / Everest Acquistion Finance, Inc. 8.00%, due 2/15/25 (a)	800,000	148,000

Oil & Gas Services 0.1%
USA Compression Partners, L.P. / USA Compression Finance Corp. 6.875%, due 4/1/26	640,000	665,664

Packaging & Containers 0.2%
ARD Finance S.A. 7.125% (7.875% PIK), due 9/15/23 (c)	1,330,000	1,369,900
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 7.25%, due 5/15/24 (a)	1,200,000	1,266,624
Plastipak Holdings, Inc. 6.25%, due 10/15/25 (a)(b)	530,000	475,834
		3,112,358
Pharmaceuticals 0.2%
Bausch Health Cos., Inc. (a)
5.50%, due 11/1/25	700,000	728,000
6.50%, due 3/15/22	1,500,000	1,555,125
		2,283,125
Real Estate 0.1%
Realogy Group LLC / Realogy Co-Issuer Corp. 4.875%, due 6/1/23 (a)(b)	2,100,000	1,764,000

Retail 0.1%
PetSmart, Inc. 5.875%, due 6/1/25 (a)	668,000	660,385

Telecommunications 0.3%
CommScope, Inc. 5.50%, due 3/1/24 (a)	3,500,000	3,543,750

Trucking & Leasing 0.2%
DAE Funding LLC (a)
5.00%, due 8/1/24	1,000,000	1,053,450
5.25%, due 11/15/21	1,300,000	1,358,500
		2,411,950
Total Corporate Bonds (Cost $56,407,188)		56,311,994

Floating Rate Loans 82.7% (d)
Aerospace & Defense 0.8%
Dynasty Acquisition Co., Inc. 2019 Term Loan B1 6.33% (3 Month LIBOR + 4.00%), due 4/6/26	867,133	871,757
Science Applications International Corp. 2018 Term Loan B 3.984% (1 Month LIBOR + 1.75%), due 10/31/25	2,084,250	2,077,737
TransDigm, Inc.
2018 Term Loan F 4.83% (3 Month LIBOR + 2.50%), due 6/9/23	6,966,900	6,914,648
2018 Term Loan E 4.83% (3 Month LIBOR + 2.50%), due 5/30/25	987,500	978,860
		10,843,002
Automobile 2.4%
American Axle and Manufacturing, Inc.
Term Loan B 4.52% (1 Month LIBOR + 2.25%), due 4/6/24	2,567,562	2,518,619
Term Loan B 4.53% (3 Month LIBOR + 2.25%), due 4/6/24	638,360	626,192
AP Exhaust Acquisition, LLC 1st Lien Term Loan 7.528% (3 Month LIBOR + 5.00%), due 5/10/24 (e)	1,011,509	859,783
Belron Finance U.S. LLC Term Loan B 5.065% (3 Month LIBOR + 2.50%), due 11/7/24	2,462,500	2,464,039
Chassix, Inc. (e)
2017 1st Lien Term Loan 8.06% (3 Month LIBOR + 5.50%), due 11/15/23	1,757,778	1,748,989
2017 1st Lien Term Loan 8.06% (6 Month LIBOR + 5.50%), due 11/15/23	1,689,722	1,681,274
IAA, Inc. Term Loan B 4.625% (3 Month LIBOR + 2.25%), due 6/28/26	2,500,000	2,512,500
KAR Auction Services, Inc. Term Loan B5 4.875% (3 Month LIBOR + 2.50%), due 3/9/23	601,479	602,982
L&W, Inc. 2018 Term Loan B 6.234% (1 Month LIBOR + 4.00%), due 5/22/25	3,168,000	3,057,120
Mavis Tire Express Services Corp.
2018 Delayed Draw Term Loan 3.56% (1 Month LIBOR + 3.25%), due 3/20/25	81,658	80,178
2018 1st Lien Term Loan 5.484% (1 Month LIBOR + 3.25%), due 3/20/25	2,819,351	2,768,250
Tenneco, Inc. 2018 Term Loan B 5.234% (1 Month LIBOR + 3.00%), due 10/1/25	2,136,756	1,981,307
Tower Automotive Holdings USA LLC 2017 Term Loan B 5.125% (1 Month LIBOR + 2.75%), due 3/7/24	3,532,178	3,536,593
Truck Hero, Inc. 1st Lien Term Loan 5.984% (1 Month LIBOR + 3.75%), due 4/21/24	4,295,667	4,000,340
Wand NewCo 3, Inc. 2019 1st Lien Term Loan 5.86% (1 Month LIBOR + 3.50%), due 2/5/26	2,700,000	2,716,875
		31,155,041
Banking 2.6%
Advisor Group, Inc. 2018 Term Loan 6.099% (3 Month LIBOR + 3.75%), due 8/15/25	3,970,000	3,965,037
Apollo Commercial Real Estate Finance, Inc. Term Loan B 5.075% (1 Month LIBOR + 2.75%), due 5/15/26	1,500,000	1,494,375
Broadstreet Partners, Inc. 2018 Term Loan B 5.487% (1 Month LIBOR + 3.25%), due 11/8/23	3,388,744	3,381,329
Brookfield Property REIT, Inc. 1st Lien Term Loan B 4.734% (1 Month LIBOR + 2.50%), due 8/27/25	6,441,275	6,311,548
Capital Automotive L.P. 2017 2nd Lien Term Loan 8.234% (1 Month LIBOR + 6.00%), due 3/24/25	2,244,123	2,249,734
Edelman Financial Center LLC 2018 1st Lien Term Loan 5.564% (1 Month LIBOR + 3.25%), due 7/21/25	2,786,000	2,787,162
Forest City Enterprises, L.P. Term Loan B 6.234% (1 Month LIBOR + 4.00%), due 12/7/25	2,390,494	2,411,410
Greenhill & Co., Inc. Term Loan B 5.575% (1 Month LIBOR + 3.25%), due 4/12/24	3,500,000	3,482,500
Jane Street Group LLC 2018 Term Loan B 5.234% (1 Month LIBOR + 3.00%), due 8/25/22	3,423,952	3,402,553
Russell Investments U.S. Inst'l Holdco, Inc. Term Loan B 5.484% (1 Month LIBOR + 3.25%), due 6/1/23	3,433,120	3,403,081
Trans Union LLC 2018 Term Loan B4 4.234% (1 Month LIBOR + 2.00%), due 6/19/25	1,782,000	1,785,899
		34,674,628
Beverage, Food & Tobacco 3.0%
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan 6.11% (1 Month LIBOR + 3.75%), due 10/1/25	2,388,000	2,395,462
Acosta Holdco, Inc. 2015 Term Loan 5.484% (1 Month LIBOR + 3.25%), due 9/26/21	2,259,907	779,668
Advantage Sales & Marketing, Inc.
2014 1st Lien Term Loan 5.58% (3 Month LIBOR + 3.25%), due 7/23/21	1,232,787	1,138,787
Term Loan B2 5.58% (3 Month LIBOR + 3.25%), due 7/25/21	1,470,000	1,357,913
2014 2nd Lien Term Loan 8.83% (3 Month LIBOR + 6.50%), due 7/25/22	458,333	364,048
Albertsons LLC
2017 Term Loan B6 5.234% (1 Month LIBOR + 3.00%), due 6/22/23	3,555,834	3,560,278
2017 Term Loan B5 5.311% (3 Month LIBOR + 3.00%), due 12/21/22	2,487,310	2,490,807
American Seafoods Group LLC
2017 1st Lien Term Loan 5.16% (1 Month LIBOR + 2.75%), due 8/21/23	2,835,343	2,831,799
2017 1st Lien Term Loan 7.25% (PRIME + 1.75%), due 8/21/23	43,454	43,399
Arctic Glacier U.S.A., Inc. 2018 Term Loan B 5.734% (1 Month LIBOR + 3.50%), due 3/20/24	2,295,993	2,297,428
ASP MSG Acquisition Co., Inc. 2017 Term Loan B 6.234% (1 Month LIBOR + 4.00%), due 8/16/23	2,278,594	2,217,830
CH Guenther & Son, Inc. 2018 Term Loan B 4.984% (1 Month LIBOR + 2.75%), due 3/31/25	3,712,500	3,698,578
Chobani LLC 2017 Term Loan B 5.734% (1 Month LIBOR + 3.50%), due 10/10/23	1,954,981	1,935,431
Hearthside Food Solutions LLC 2018 Term Loan B 5.922% (1 Month LIBOR + 3.687%), due 5/23/25	3,165,519	3,105,374
Post Holdings, Inc. 2017 Series A Incremental Term Loan 4.27% (3 Month LIBOR + 2.00%), due 5/24/24	1,488,068	1,486,474
U.S. Foods, Inc. 2016 Term Loan B 4.234% (1 Month LIBOR + 2.00%), due 6/27/23	4,842,538	4,833,459
United Natural Foods, Inc. Term Loan B 6.484% (1 Month LIBOR + 4.25%), due 10/22/25	5,966,950	5,007,268
		39,544,003
Broadcasting & Entertainment 3.0%
CBS Radio, Inc. 2017 Term Loan B 4.991% (1 Month LIBOR + 2.75%), due 11/18/24	1,020,515	1,019,494
Charter Communications Operating LLC 2017 Term Loan B 4.33% (3 Month LIBOR + 2.00%), due 4/30/25	9,850,000	9,869,700
Global Eagle Entertainment, Inc. 1st Lien Term Loan 9.709% (6 Month LIBOR + 7.50%), due 1/6/23	1,968,750	1,845,703
Gray Television, Inc.
2018 Term Loan C 4.83% (3 Month LIBOR + 2.50%), due 1/2/26	8,862	8,878
2018 Term Loan C 4.83% (3 Month LIBOR + 2.50%), due 1/2/26	3,518,388	3,524,509
iHeartCommunications, Inc. Exit Term Loan 6.579% (3 Month LIBOR + 4.00%), due 5/1/26	854,795	861,206
Nielsen Finance LLC Term Loan B4 4.367% (1 Month LIBOR + 2.00%), due 10/4/23	1,214,152	1,211,116
Tribune Media Co.
Term Loan 5.234% (1 Month LIBOR + 3.00%), due 12/27/20	430,305	429,660
Term Loan C 5.234% (1 Month LIBOR + 3.00%), due 1/27/24	4,877,714	4,867,554
Unitymedia Finance LLC Term Loan B 4.604% (3 Month LIBOR + 2.25%), due 9/30/25	2,000,000	1,998,026
Univision Communications, Inc. Term Loan C5 4.984% (1 Month LIBOR + 2.75%), due 3/15/24	5,720,532	5,598,971
Virgin Media Bristol LLC Term Loan K 4.825% (1 Month LIBOR + 2.50%), due 1/15/26	5,095,238	5,105,851
WideOpenWest Finance LLC 2017 Term Loan B 5.519% (3 Month LIBOR + 3.25%), due 8/18/23	2,925,390	2,869,627
		39,210,295
Buildings & Real Estate 3.1%
American Bath Group LLC 2018 Term Loan B 6.58% (3 Month LIBOR + 4.25%), due 9/30/23	997,475	993,734
Core & Main L.P. 2017 Term Loan B 5.238% (3 Month LIBOR + 2.75%), due 8/1/24	3,573,094	3,568,627
DTZ U.S. Borrower LLC 2018 Add On Term Loan B 5.484% (1 Month LIBOR + 3.25%), due 8/21/25	3,970,000	3,981,580
Hamilton Holdco, LLC 2018 Term Loan B 4.33% (3 Month LIBOR + 2.00%), due 7/2/25	1,485,000	1,483,144
Jeld-Wen, Inc. 2017 1st Lien Term Loan 4.33% (3 Month LIBOR + 2.00%), due 12/14/24	1,692,969	1,691,911
NCI Building Systems, Inc. 2018 Term Loan 6.119% (1 Month LIBOR + 3.75%), due 4/12/25	3,696,992	3,604,567
Priso Acquisition Corp. 2017 Term Loan B 5.234% (1 Month LIBOR + 3.00%), due 5/8/22 (f)	1,639,777	1,586,484
Realogy Group LLC 2018 Term Loan B 4.522% (1 Month LIBOR + 2.25%), due 2/8/25	5,906,469	5,617,052
SIWF Holdings, Inc.
1st Lien Term Loan 6.52% (3 Month LIBOR + 4.25%), due 6/15/25	1,865,537	1,856,210
2nd Lien Term Loan 10.77% (3 Month LIBOR + 8.50%), due 6/15/26	480,000	460,800
SMG Holdings, Inc 2017 1st Lien Term Loan 5.234% (1 Month LIBOR + 3.00%), due 1/23/25	1,481,250	1,475,078
SRS Distribution, Inc. 2018 1st Lien Term Loan 5.484% (1 Month LIBOR + 3.25%), due 5/23/25	3,659,278	3,540,352
VC GB Holdings, Inc. 2017 1st Lien Term Loan 5.234% (1 Month LIBOR + 3.00%), due 2/28/24	3,974,054	3,904,508
Wilsonart LLC 2017 Term Loan B 5.58% (3 Month LIBOR + 3.25%), due 12/19/23	6,961,239	6,828,544
		40,592,591
Chemicals, Plastics & Rubber 2.3%
Allnex USA, Inc. Term Loan B3 5.771% (3 Month LIBOR + 3.25%), due 9/13/23	1,926,874	1,875,089
Cabot Microelectronics Corp. Term Loan B 4.50% (1 Month LIBOR + 2.25%), due 11/14/25	1,892,317	1,896,259
Emerald Performance Materials LLC
New 1st Lien Term Loan 5.734% (1 Month LIBOR + 3.50%), due 8/1/21	2,374,403	2,369,457
New 2nd Lien Term Loan 9.984% (1 Month LIBOR + 7.75%), due 8/1/22	1,300,000	1,274,000
Encapsys LLC 1st Lien Term Loan 5.734% (1 Month LIBOR + 3.50%), due 11/7/24	969,293	970,504
Flex Acquisition Co., Inc. 1st Lien Term Loan 5.319% (3 Month LIBOR + 3.00%), due 12/29/23	1,902,218	1,813,900
Flint Group U.S. LLC
1st Lien Term Loan B2 5.28% (3 Month LIBOR + 3.00%), due 9/7/21	2,101,682	1,815,328
1st Lien Term Loan B2 5.29% (3 Month LIBOR + 3.00%), due 9/7/21	5,531	4,777
Ineos U.S. Finance LLC 2017 Term Loan B 4.258% (2 Month LIBOR + 2.00%), due 3/31/24	2,443,797	2,401,031
Minerals Technologies, Inc.
2017 Term Loan B 4.52% (1 Month LIBOR + 2.25%), due 2/14/24	1,063,033	1,067,020
2017 Term Loan B 4.57% (1 Month LIBOR + 2.25%), due 2/14/24	61,697	61,928
2017 Term Loan B 4.60% (3 Month LIBOR + 2.25%), due 2/14/24	246,787	247,712
2017 Term Loan B 4.66% (1 Month LIBOR + 2.25%), due 2/14/24	49,357	49,542
PQ Corp. 2018 Term Loan B 4.756% (3 Month LIBOR + 2.50%), due 2/8/25	1,500,000	1,497,657
TricorBraun Holdings, Inc.
2016 1st Lien Term Loan 6.01% (2 Month LIBOR + 3.75%), due 11/30/23	2,719,492	2,668,502
2016 1st Lien Term Loan 6.14% (3 Month LIBOR + 3.75%), due 11/30/23	242,559	238,011
Tronox Finance LLC
Term Loan B 5.23% (1 Month LIBOR + 3.00%), due 9/23/24	1,892,407	1,877,820
Term Loan B 5.33% (3 Month LIBOR + 3.00%), due 9/23/24	1,209,922	1,200,596
Univar, Inc. 2019 Term Loan B 4.734% (1 Month LIBOR + 2.50%), due 7/1/24	1,225,191	1,224,041
Venator Materials Corp. Term Loan B 5.524% (3 Month LIBOR + 3.00%), due 8/8/24	2,947,500	2,906,972
Zep, Inc. (f)
2017 1st Lien Term Loan 6.33% (3 Month LIBOR + 4.00%), due 8/12/24	48,676	38,454
2017 2nd Lien Term Loan 10.58% (3 Month LIBOR + 8.25%), due 8/11/25	3,500,000	2,397,500
		29,896,100
Commercial Services 0.1%
Ensemble RCM LLC Term Loan TBD, due 8/3/26	900,000	900,000

Containers, Packaging & Glass 3.1%
Anchor Glass Container Corp.
2017 1st Lien Term Loan 4.98% (1 Month LIBOR + 2.75%), due 12/7/23	144,878	129,304
2017 1st Lien Term Loan 5.11% (1 Month LIBOR + 2.75%), due 12/7/23	2,570,665	2,294,318
Berlin Packaging LLC
2018 1st Lien Term Loan 5.24% (1 Month LIBOR + 3.00%), due 11/7/25	120,689	118,350
2018 1st Lien Term Loan 5.33% (3 Month LIBOR + 3.00%), due 11/7/25	16,269	15,954
2018 1st Lien Term Loan 5.41% (1 Month LIBOR + 3.00%), due 11/7/25	642,063	629,623
Berry Global, Inc.
Term Loan R 4.629% (3 Month LIBOR + 2.0%), due 1/19/24	2,932,500	2,922,113
Term Loan U 4.902% (3 Month LIBOR + 2.50%), due 7/1/26	3,750,000	3,744,375
BWAY Holding Co.
2017 Term Loan B 5.59% (3 Month LIBOR + 3.25%), due 4/3/24	15,000	14,744
2017 Term Loan B 5.59% (3 Month LIBOR + 3.25%), due 4/3/24	5,865,000	5,764,808
Charter NEX US, Inc. Incremental Term Loan 5.734% (1 Month LIBOR + 3.50%), due 5/16/24	875,000	873,687
Consolidated Container Co. LLC 2017 1st Lien Term Loan 4.984% (1 Month LIBOR + 2.75%), due 5/22/24	3,930,150	3,889,210
Fort Dearborn Co.
2016 1st Lien Term Loan 6.31% (3 Month LIBOR + 4.00%), due 10/19/23	3,312,364	3,208,852
2016 1st Lien Term Loan 6.38% (1 Month LIBOR + 4.00%), due 10/19/23	102,582	99,376
2016 2nd Lien Term Loan 10.813% (3 Month LIBOR + 8.50%), due 10/19/24 (e)	1,500,000	1,410,000
Klockner-Pentaplast of America, Inc. 2017 Term Loan B2 6.484% (1 Month LIBOR + 4.25%), due 6/30/22	4,912,500	4,451,953
Plastipak Packaging, Inc. 2018 Term Loan B 4.74% (1 Month LIBOR + 2.50%), due 10/14/24	1,473,750	1,467,486
Pro Mach Group, Inc. 2018 Term Loan B 5.064% (1 Month LIBOR + 2.75%), due 3/7/25	987,500	959,315
Reynolds Group Holdings, Inc. 2017 Term Loan 4.984% (1 Month LIBOR + 2.75%), due 2/5/23	4,516,324	4,514,712
Tank Holding Corp.
2019 Term Loan B 6.18% (3 Month LIBOR + 4.00%), due 3/26/26	250,000	250,625
2019 Term Loan B 6.24% (1 Month LIBOR + 4.00%), due 3/26/26	250,000	250,625
2019 Term Loan B 6.79% (1 Week LIBOR + 4.00%), due 3/26/26	750,000	751,875
Trident TPI Holdings, Inc. 2017 Term Loan B1 5.484% (1 Month LIBOR + 3.25%), due 10/17/24	3,050,883	2,890,712
		40,652,017
Diversified/Conglomerate Manufacturing 2.6%
Allied Universal Holdco LLC 2019 Term Loan B 6.507% (3 Month LIBOR + 4.25%), due 7/10/26	1,364,865	1,366,002
Filtration Group Corp. 2018 1st Lien Term Loan 5.234% (1 Month LIBOR + 3.00%), due 3/29/25	2,945,923	2,949,605
Gardner Denver, Inc. 2017 Term Loan B 4.984% (1 Month LIBOR + 2.75%), due 7/30/24	2,801,874	2,807,097
GYP Holdings III Corp. 2018 Term Loan B 4.984% (1 Month LIBOR + 2.75%), due 6/1/25	1,843,333	1,816,144
Hyster-Yale Group, Inc. Term Loan B 5.484% (1 Month LIBOR + 3.25%), due 5/30/23	900,000	885,375
Iron Mountain, Inc. 2018 Term Loan B 3.984% (1 Month LIBOR + 1.75%), due 1/2/26	4,320,313	4,250,107
LTI Holdings, Inc. 2018 Add On 1st Lien Term Loan 5.734% (1 Month LIBOR + 3.50%), due 9/6/25	2,382,000	2,271,833
Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan 7.75% (PRIME + 2.25%), due 5/1/25	3,975,638	3,967,356
Quikrete Holdings, Inc. 2016 1st Lien Term Loan 4.984% (1 Month LIBOR + 2.75%), due 11/15/23	5,376,832	5,324,984
Red Ventures LLC 2018 Term Loan B 5.234% (1 Month LIBOR + 3.00%), due 11/8/24	6,758,925	6,775,822
TRC Cos., Inc. Term Loan 5.734% (1 Month LIBOR + 3.50%), due 6/21/24 (e)	2,509,841	2,503,566
		34,917,891
Diversified/Conglomerate Service 5.1%
Applied Systems, Inc. 2017 1st Lien Term Loan 5.33% (3 Month LIBOR + 3.00%), due 9/19/24	2,927,652	2,917,405
Blackhawk Network Holdings, Inc. 2018 1st Lien Term Loan 5.234% (1 Month LIBOR + 3.00%), due 6/15/25	2,962,519	2,953,877
BrightView Landscapes LLC
2018 1st Lien Term Loan B 4.75% (1 Month LIBOR + 2.50%), due 8/15/25	2,039,913	2,038,638
2018 1st Lien Term Loan B 4.81% (1 Month LIBOR + 2.50%), due 8/15/25	2,448,087	2,446,557
Carbonite, Inc. Term Loan B 6.006% (1 Month LIBOR + 3.75%), due 3/26/26	1,322,727	1,321,074
Change Healthcare Holdings, Inc. 2017 Term Loan B 4.734% (1 Month LIBOR + 2.50%), due 3/1/24	3,034,412	3,025,403
Cypress Intermediate Holdings III, Inc. 2017 1st Lien Term Loan 4.99% (1 Month LIBOR + 2.75%), due 4/26/24	3,920,000	3,880,800
Element Materials Technology Group US Holdings, Inc. 2017 Term Loan B 6.151% (3 Month LIBOR + 3.50%), due 6/28/24	1,949,875	1,949,062
Greeneden U.S. Holdings II LLC 2018 Term Loan B 5.484% (1 Month LIBOR + 3.25%), due 12/1/23	1,459,294	1,450,477
IRI Holdings, Inc. 2018 1st Lien Term Loan 7.022% (3 Month LIBOR + 4.50%), due 12/1/25	5,223,750	5,044,183
J.D. Power and Associates 2018 1st Lien Term Loan 5.984% (1 Month LIBOR + 3.75%), due 9/7/23	4,010,227	4,010,227
Kronos, Inc. 2017 Term Loan B 5.579% (3 Month LIBOR + 3.00%), due 11/1/23	5,692,063	5,695,620
Mitchell International, Inc. 2017 1st Lien Term Loan 5.484% (1 Month LIBOR + 3.25%), due 11/29/24	3,456,250	3,283,437
MKS Instruments, Inc. 2017 Term Loan B3 4.234% (1 Month LIBOR + 2.00%), due 5/1/23	1,455,452	1,455,452
Monitronics International, Inc. Term Loan B2 10.00% (PRIME+ 4.50%), due 9/30/22 (f)(g)(h)	2,202,862	2,073,995
MX Holdings U.S., Inc. 2018 Term Loan B1C 5.234% (1 Month LIBOR + 3.00%), due 7/31/25	4,213,529	4,204,752
Prime Security Services Borrower LLC 2016 1st Lien Term Loan 4.984% (1 Month LIBOR + 2.75%), due 5/2/22	5,237,461	5,228,295
Sophia L.P. 2017 Term Loan B 5.58% (3 Month LIBOR + 3.25%), due 9/30/22	3,688,503	3,684,660
TruGreen, Ltd. Partnership 2019 Term Loan 5.984% (1 Month LIBOR + 3.75%), due 3/19/26	2,018,180	2,023,225
Verint Systems, Inc. 2018 Term Loan B 4.402% (1 Month LIBOR + 2.00%), due 6/28/24	2,940,000	2,954,700
Verscend Holding Corp. 2018 Term Loan B 6.734% (1 Month LIBOR + 4.50%), due 8/27/25	2,977,500	2,988,666
WEX, Inc. Term Loan B3 4.484% (1 Month LIBOR + 2.25%), due 5/15/26	1,940,138	1,941,754
		66,572,259
Ecological 0.3%
Advanced Disposal Services, Inc. Term Loan B3 4.599% (1 Week LIBOR + 2.25%), due 11/10/23	3,623,655	3,629,453

Electronics 12.2%
Almonde, Inc.
1st Lien Term Loan 5.734% (1 Month LIBOR + 3.50%), due 6/13/24	4,609,248	4,519,368
2nd Lien Term Loan 9.446% (1 Month LIBOR + 7.25%), due 6/13/25	2,450,000	2,425,500
ASG Technologies Group, Inc. 2018 Term Loan 5.734% (1 Month LIBOR + 3.50%), due 7/31/24	2,914,861	2,871,138
Banff Merger Sub Inc. 2018 Term Loan B 6.58% (3 Month LIBOR + 4.25%), due 10/2/25	7,342,093	7,048,409
Barracuda Networks, Inc. 1st Lien Term Loan 5.774% (3 Month LIBOR + 3.25%), due 2/12/25	1,983,741	1,987,460
Camelot UK Holdco, Ltd. 2017 Repriced Term Loan 5.484% (1 Month LIBOR + 3.25%), due 10/3/23	819,020	822,091
GTCR Valor Cos., Inc. 2017 Term Loan B1 5.08% (3 Month LIBOR + 2.75%), due 6/16/23	3,073,488	3,058,120
Cologix, Inc. 2017 1st Lien Term Loan 5.234% (1 Month LIBOR + 3.00%), due 3/20/24	3,894,988	3,758,663
Colorado Buyer, Inc.
Term Loan B 5.38% (1 Month LIBOR + 3.00%), due 5/1/24	1,470,000	1,379,350
2nd Lien Term Loan 9.61% (1 Month LIBOR + 7.25%), due 5/1/25	1,200,000	1,045,200
CommScope, Inc. 2019 Term Loan B 5.484% (1 Month LIBOR + 3.25%), due 4/6/26	7,937,500	7,939,976
Compuware Corp. 2018 Term Loan B 6.234% (1 Month LIBOR + 4.00%), due 8/22/25	1,795,999	1,800,489
Cortes NP Acquisition Corp. 2017 Term Loan B 6.33% (3 Month LIBOR + 4.00%), due 11/30/23	1,527,255	1,450,893
Dell International LLC 2017 Term Loan B 4.24% (1 Month LIBOR + 2.00%), due 9/7/23	4,410,164	4,421,189
Diebold, Inc. 2017 Term Loan B 5.125% (1 Month LIBOR + 2.75%), due 11/6/23	1,786,245	1,683,536
DigiCert, Inc. 2017 Term Loan B1 6.234% (1 Month LIBOR + 4.00%), due 10/31/24	1,985,000	1,985,310
EIG Investors Corp. 2018 1st Lien Term Loan 6.271% (3 Month LIBOR + 3.75%), due 2/9/23	6,130,371	6,058,081
Epicor Software Corp. 1st Lien Term Loan 5.49% (1 Month LIBOR + 3.25%), due 6/1/22	8,378,263	8,351,033
Exact Merger Sub LLC 1st Lien Term Loan 6.58% (3 Month LIBOR + 4.25%), due 9/27/24	3,930,000	3,911,576
Financial & Risk US Holdings, Inc. 2018 Term Loan 5.984% (1 Month LIBOR + 3.75%), due 10/1/25	6,467,500	6,462,113
Flexential Intermediate Corp. 2017 1st Lien Term Loan 5.83% (3 Month LIBOR + 3.50%), due 8/1/24	2,751,000	2,522,667
Flexera Software LLC 2018 1st Lien Term Loan 5.74% (1 Month LIBOR + 3.50%), due 2/26/25	1,036,875	1,036,552
Hyland Software, Inc.
2018 Term Loan 3 5.484% (1 Month LIBOR + 3.25%), due 7/1/24	7,508,335	7,506,991
2017 2nd Lien Term Loan 9.234% (1 Month LIBOR + 7.00%), due 7/7/25	1,416,667	1,420,208
Infor (U.S.), Inc. Term Loan B6 5.08% (3 Month LIBOR + 2.75%), due 2/1/22	4,169,176	4,174,387
Informatica LLC 2018 Term Loan 5.484% (1 Month LIBOR + 3.25%), due 8/5/22	1,958,186	1,963,571
Ivanti Software, Inc. 2017 Term Loan B 6.61% (1 Month LIBOR + 4.25%), due 1/20/24	2,202,141	2,196,178
MA FinanceCo. LLC Term Loan B3 4.734% (1 Month LIBOR + 2.50%), due 6/21/24	528,517	524,223
McAfee LLC
2018 Term Loan B 5.991% (1 Month LIBOR + 3.75%), due 9/30/24	8,501,233	8,494,151
2017 2nd Lien Term Loan 10.741% (1 Month LIBOR + 8.50%), due 9/29/25	2,625,000	2,649,063
MH Sub I LLC 2017 1st Lien Term Loan 5.984% (1 Month LIBOR + 3.75%), due 9/13/24	6,189,962	6,146,633
Project Alpha Intermediate Holding, Inc.
2019 Incremental Term Loan B 6.56% (3 Month LIBOR + 4.25%), due 4/26/24	1,400,000	1,395,334
2017 Term Loan B 5.81% (3 Month LIBOR + 3.50%), due 4/26/24	2,940,000	2,886,713
Project Leopard Holdings, Inc. 2018 Term Loan 6.70% (6 Month LIBOR + 4.50%), due 7/7/23	1,965,075	1,958,525
Rocket Software, Inc. 2018 Term Loan 6.484% (1 Month LIBOR + 4.25%), due 11/28/25	2,094,750	2,055,848
RP Crown Parent LLC 2016 Term Loan B 4.984% (1 Month LIBOR + 2.75%), due 10/12/23	3,758,650	3,747,374
Seattle Spinco, Inc. Term Loan B3 4.734% (1 Month LIBOR + 2.50%), due 6/21/24	3,569,204	3,540,204
Solera LLC Term Loan B 4.984% (1 Month LIBOR + 2.75%), due 3/3/23	3,627,754	3,612,336
SonicWALL, Inc.. 1st Lien Term Loan 6.02% (3 Month LIBOR + 3.50%), due 5/16/25	1,588,000	1,460,960
SS&C Technologies, Inc. 2018 Term Loan B3 4.484% (1 Month LIBOR + 2.25%), due 4/16/25	5,754,406	5,749,009
Tempo Acquisition LLC Term Loan 5.234% (1 Month LIBOR + 3.00%), due 5/1/24	5,390,000	5,396,737
Ultimate Software Group, Inc. Term Loan B 6.08% (3 Month LIBOR + 3.75%), due 5/4/26	2,000,000	2,014,376
Veritas Bermuda, Ltd.
Repriced Term Loan B 6.73% (1 Month LIBOR + 4.50%), due 1/27/23	2,190,154	2,054,182
Repriced Term Loan B 6.83% (3 Month LIBOR + 4.50%), due 1/27/23	434,722	407,733
Vertafore, Inc. 2018 1st Lien Term Loan 5.484% (1 Month LIBOR + 3.25%), due 7/2/25	1,592,000	1,561,486
Web.com Group, Inc.
2018 Term Loan B 6.075% (1 Month LIBOR + 3.75%), due 10/10/25	3,089,498	3,068,180
2018 2nd Lien Term Loan 10.075% (1 Month LIBOR + 7.75%), due 10/9/26	1,225,704	1,204,254
Western Digital Corp. 2018 Term Loan B4 4.012% (3 Month LIBOR + 1.75%), due 4/29/23	3,301,960	3,287,514
Xerox Business Services LLC Term Loan B 4.734% (1 Month LIBOR + 2.50%), due 12/7/23	2,929,750	2,871,155
Zebra Technologies Corp. 2018 Term Loan B 4.11% (1 Month LIBOR + 1.75%), due 10/27/21	1,286,460	1,287,838
		161,173,877
Entertainment 0.4%
Diamond Sports Group LLC Term Loan TBD, due 7/18/26	4,000,000	4,002,500
NASCAR Holdings, Inc. Term Loan B TBD, due 7/26/26	1,250,000	1,255,209
		5,257,709
Finance 1.4%
Alliant Holdings I, Inc. 2018 Term Loan B 5.269% (3 Month LIBOR + 3.00%), due 5/9/25	3,145,136	3,093,732
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan 6.51% (3 Month LIBOR + 4.25%), due 6/21/24	2,148,046	2,065,883
2017 Term Loan 6.58% (3 Month LIBOR + 4.25%), due 6/21/24	20,782	19,987
2017 Term Loan 6.73% (2 Month LIBOR + 4.25%), due 6/21/24	1,904,368	1,831,526
Deerfield Dakota Holding, LLC 2018 Term Loan B 5.484% (1 Month LIBOR + 3.25%), due 2/13/25	6,871,354	6,693,125
Istar, Inc.
2016 Term Loan B 5.05% (1 Month LIBOR + 2.75%), due 6/28/23	416,651	416,912
2016 Term Loan B 5.13% (1 Month LIBOR + 2.75%), due 6/28/23	408,318	408,573
Transplace Holdings, Inc. 1st Lien Term Loan 6.019% (1 Month LIBOR + 3.75%), due 10/7/24	1,258,088	1,250,224
USS Ultimate Holdings, Inc.
1st Lien Term Loan 5.95% (6 Month LIBOR + 3.75%), due 8/25/24	1,862,000	1,857,345
1st Lien Term Loan 6.08% (3 Month LIBOR + 3.75%), due 8/25/24	4,750	4,738
2nd Lien Term Loan 9.95% (6 Month LIBOR + 7.75%), due 8/25/25	600,000	588,000
		18,230,045
Forest Products & Paper 0.2%
Clearwater Paper Corp. Term Loan B TBD, due 7/24/26	2,500,000	2,512,500

Healthcare, Education & Childcare 7.2%
Acadia Healthcare Co., Inc. 2018 Term Loan B4 4.734% (1 Month LIBOR + 2.50%), due 2/16/23	1,303,469	1,303,143
Agiliti Health, Inc. Term Loan 5.438% (1 Month LIBOR + 3.00%), due 1/4/26	2,094,750	2,097,368
AHP Health Partners, Inc. 2018 Term Loan 6.734% (1 Month LIBOR + 4.50%), due 6/30/25	3,120,000	3,122,340
Akorn, Inc. Term Loan B 9.25% (1 Month LIBOR + 7.00%), due 4/16/21	340,530	312,437
Alliance Healthcare Services, Inc. 2017 Term Loan B 6.734% (1 Month LIBOR + 4.50%), due 10/24/23	2,021,250	1,917,661
Alvogen Pharma US, Inc. 2018 Term Loan B 6.98% (1 Month LIBOR + 4.75%), due 4/2/22	4,036,319	3,668,005
Amneal Pharmaceuticals LLC 2018 Term Loan B 5.75% (1 Month LIBOR + 3.50%), due 5/4/25	5,196,287	4,767,593
Athenahealth, Inc. 2019 Term Loan B 7.045% (3 Month LIBOR + 4.50%), due 2/11/26	997,500	1,000,617
Avantor, Inc. 2017 1st Lien Term Loan 5.234% (1 Month LIBOR + 3.00%), due 11/21/24	2,039,894	2,056,044
Carestream Dental Equipment, Inc. 2017 1st Lien Term Loan 5.484% (1 Month LIBOR + 3.25%), due 9/1/24	1,969,937	1,932,179
Carestream Health, Inc. (f)
1st Lien Term Loan 7.984% (1 Month LIBOR + 5.75%), due 2/28/21	3,354,750	3,216,366
2nd Lien Term Loan 11.734% (1 Month LIBOR + 9.50%), due 6/7/21 (e)	1,985,351	1,866,230
Concentra, Inc. 2018 1st Lien Term Loan 5.21% (3 Month LIBOR + 2.75%), due 6/1/22	6,187,375	6,189,955
DaVita, Inc. Term Loan B 5.13% (1 Month LIBOR + 2.75%), due 6/24/21	70,257	70,169
Emerald TopCo, Inc. Term Loan 5.734% (1 Month LIBOR + 3.50%), due 7/24/26	2,500,000	2,494,530
Envision Healthcare Corp. 2018 1st Lien Term Loan 5.984% (1 Month LIBOR + 3.75%), due 10/10/25	4,353,125	3,727,363
ExamWorks Group, Inc. 2017 Term Loan 5.484% (1 Month LIBOR + 3.25%), due 7/27/23	4,758,043	4,762,006
Explorer Holdings, Inc. 2016 Term Loan B 6.08% (3 Month LIBOR + 3.75%), due 5/2/23	2,400,505	2,396,004
Gentiva Health Services, Inc. 2018 1st Lien Term Loan 6.00% (1 Month LIBOR + 3.75%), due 7/2/25	5,173,575	5,189,742
HCA, Inc. 2018 Term Loan B10 4.33% (3 Month LIBOR + 2.00%), due 3/13/25	2,493,687	2,502,148
Jaguar Holding Co. II 2018 Term Loan 4.734% (1 Month LIBOR + 2.50%), due 8/18/22	5,692,620	5,681,947
Kinetic Concepts, Inc. 2017 Term Loan B 5.58% (3 Month LIBOR + 3.25%), due 2/2/24	6,351,392	6,359,332
Ortho-Clinical Diagnostics S.A. 2018 Term Loan B 5.563% (3 Month LIBOR + 3.25%), due 6/30/25	4,944,760	4,802,598
Parexel International Corp. Term Loan B 4.984% (1 Month LIBOR + 2.75%), due 9/27/24	2,878,355	2,775,215
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B 6.769% (3 Month LIBOR + 4.50%), due 11/17/25	3,815,414	3,830,912
RPI Finance Trust Term Loan B6 4.234% (1 Month LIBOR + 2.00%), due 3/27/23	3,628,375	3,647,649
Select Medical Corp. 2017 Term Loan B 4.85% (3 Month LIBOR + 2.50%), due 3/6/25	4,479,821	4,468,621
Sound Inpatient Physicians 2018 1st Lien Term Loan 4.984% (1 Month LIBOR + 2.75%), due 6/27/25	1,980,000	1,970,100
Team Health Holdings, Inc. 1st Lien Term Loan 4.984% (1 Month LIBOR + 2.75%), due 2/6/24	2,817,956	2,469,234
U.S. Anesthesia Partners, Inc. 2017 Term Loan 5.234% (1 Month LIBOR + 3.00%), due 6/23/24	3,939,199	3,816,099
		94,413,607
Home and Office Furnishings, Housewares & Durable Consumer Products 0.7%
Comfort Holding LLC 1st Lien Term Loan 6.984% (1 Month LIBOR + 4.75%), due 2/5/24	2,737,000	2,733,579
Resideo Funding, Inc. Term Loan B 4.33% (3 Month LIBOR + 2.00%), due 10/24/25	2,089,500	2,089,500
Serta Simmons Bedding LLC
1st Lien Term Loan 5.81% (1 Month LIBOR + 3.50%), due 11/8/23	1,324,228	896,612
1st Lien Term Loan 5.88% (1 Month LIBOR + 3.50%), due 11/8/23	4,668,486	3,160,952
		8,880,643
Hotels, Motels, Inns & Gaming 6.2%
Affinity Gaming LLC Initial Term Loan 5.484% (1 Month LIBOR + 3.25%), due 7/1/23	3,100,166	2,989,722
AP Gaming I LLC 2018 Incremental Term Loan 5.734% (1 Month LIBOR + 3.50%), due 2/15/24	3,039,026	3,037,758
Caesars Entertainment Operating Co. Exit Term Loan 4.234% (1 Month LIBOR + 2.00%), due 10/6/24	3,283,333	3,272,045
Caesars Resort Collection LLC 2017 1st Lien Term Loan B 4.984% (1 Month LIBOR + 2.75%), due 12/22/24	9,193,333	9,109,058
Churchill Downs, Inc. 2017 Term Loan B 4.24% (1 Month LIBOR + 2.00%), due 12/27/24	2,462,500	2,463,527
CityCenter Holdings LLC 2017 Term Loan B 4.484% (1 Month LIBOR + 2.25%), due 4/18/24	4,642,497	4,645,979
Everi Payments, Inc. Term Loan B 5.234% (1 Month LIBOR + 3.00%), due 5/9/24	6,572,341	6,579,130
Golden Entertainment, Inc. 2017 1st Lien Term Loan 5.25% (1 Month LIBOR + 3.00%), due 10/21/24	1,000,000	1,002,500
Hilton Worldwide Finance LLC 2019 Term Loan B2 4.016% (1 Month LIBOR + 1.75%), due 6/22/26	4,720,157	4,733,430
MGM Growth Properties Operating Partnership, L.P. 2016 Term Loan B 4.234% (1 Month LIBOR + 2.00%), due 3/21/25	6,366,153	6,361,379
PCI Gaming Authority Term Loan 5.234% (1 Month LIBOR + 3.00%), due 5/29/26	750,000	755,391
Penn National Gaming, Inc. 2018 1st Lien Term Loan B 4.484% (1 Month LIBOR + 2.25%), due 10/15/25	1,326,667	1,327,956
Scientific Games International, Inc. 2018 Term Loan B5 4.984% (1 Month LIBOR + 2.75%), due 8/14/24	11,818,608	11,752,129
Station Casinos LLC 2016 Term Loan B 4.74% (1 Month LIBOR + 2.50%), due 6/8/23	4,992,289	4,991,405
UFC Holdings LLC 2019 Term Loan 5.49% (1 Month LIBOR + 3.25%), due 4/29/26	5,918,689	5,926,087
Wyndham Destinations, Inc. 2018 1st Lien Term Loan 4.484% (1 Month LIBOR + 2.25%), due 5/30/25	3,970,000	3,958,420
Wyndham Hotels & Resorts, Inc. Term Loan B 3.984% (1 Month LIBOR + 1.75%), due 5/30/25	3,473,750	3,478,815
Wynn Resorts, Ltd. Term Loan B 4.66% (1 Month LIBOR + 2.25%), due 10/30/24	5,472,500	5,474,207
		81,858,938
Insurance 3.0%
AmWINS Group, Inc.
2017 Term Loan B 4.98% (1 Month LIBOR + 2.75%), due 1/25/24	2,988,141	2,985,652
2017 Term Loan B 5.11% (1 Month LIBOR + 2.75%), due 1/25/24	886,859	886,120
AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan 5.734% (1 Month LIBOR + 3.50%), due 10/22/24	4,106,191	4,084,633
Asurion LLC
2017 Term Loan B4 5.234% (1 Month LIBOR + 3.00%), due 8/4/22	4,792,831	4,802,815
2018 Term Loan B6 5.234% (1 Month LIBOR + 3.00%), due 11/3/23	3,476,499	3,483,017
2018 Term Loan B7 5.234% (1 Month LIBOR + 3.00%), due 11/3/24	1,819,125	1,823,105
2017 2nd Lien Term Loan 8.734% (1 Month LIBOR + 6.50%), due 8/4/25	2,900,000	2,948,334
Hub International, Ltd.
2018 Term Loan B 5.27% (3 Month LIBOR + 3.00%), due 4/25/25	3,623,052	3,582,293
2018 Term Loan B 5.28% (3 Month LIBOR + 3.00%), due 4/25/25	9,172	9,069
MPH Acquisition Holdings LLC 2016 Term Loan B 5.08% (3 Month LIBOR + 2.75%), due 6/7/23	2,014,409	1,952,539
NFP Corp. Term Loan B 5.234% (1 Month LIBOR + 3.00%), due 1/8/24	2,437,500	2,402,461
Sedgwick Claims Management Services, Inc. 2018 Term Loan B 5.484% (1 Month LIBOR + 3.25%), due 12/31/25	5,970,000	5,872,988
USI, Inc. 2017 Repriced Term Loan 5.33% (3 Month LIBOR + 3.00%), due 5/16/24	4,411,225	4,346,896
		39,179,922
Leisure, Amusement, Motion Pictures & Entertainment 2.8%
Alterra Mountain Co. Term Loan B1 5.234% (1 Month LIBOR + 3.00%), due 7/31/24	4,939,924	4,935,809
Boyd Gaming Corp. Term Loan B3 4.624% (1 Week LIBOR + 2.25%), due 9/15/23	2,822,213	2,821,206
Creative Artists Agency LLC 2018 Term Loan B 5.234% (1 Month LIBOR + 3.00%), due 2/15/24	3,824,118	3,831,288
Fitness International LLC
2018 Term Loan A 4.984% (1 Month LIBOR + 2.75%), due 4/18/23	1,724,602	1,713,285
2018 Term Loan B 5.484% (1 Month LIBOR + 3.25%), due 4/18/25	551,535	549,008
Life Time Fitness, Inc. 2017 Term Loan B 5.272% (3 Month LIBOR + 2.75%), due 6/10/22	3,859,283	3,856,068
Lions Gate Capital Holdings LLC 2018 Term Loan B 4.484% (1 Month LIBOR + 2.25%), due 3/24/25	1,546,125	1,540,327
Marriott Ownership Resorts, Inc. 2018 Term Loan B 4.484% (1 Month LIBOR + 2.25%), due 8/29/25	6,268,500	6,284,171
TKC Holdings, Inc. 2017 1st Lien Term Loan 5.99% (1 Month LIBOR + 3.75%), due 2/1/23	2,746,640	2,690,562
Travel Leaders Group LLC 2018 Term Loan B 6.272% (1 Month LIBOR + 4.00%), due 1/25/24	4,455,000	4,466,138
William Morris Endeavor Entertainment LLC 2018 1st Lien Term Loan 4.99% (1 Month LIBOR + 2.75%), due 5/18/25	4,631,547	4,506,111
		37,193,973
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.6%
Altra Industrial Motion Corp. 2018 Term Loan B 4.234% (1 Month LIBOR + 2.00%), due 10/1/25	3,291,045	3,267,734
Columbus McKinnon Corp. 2018 Term Loan B 4.83% (3 Month LIBOR + 2.50%), due 1/31/24	2,964,389	2,975,506
CPM Holdings, Inc.
2018 1st Lien Term Loan 5.984% (1 Month LIBOR + 3.75%), due 11/15/25	2,487,500	2,459,516
2018 2nd Lien Term Loan 10.484% (1 Month LIBOR + 8.25%), due 11/15/26	1,000,000	985,833
Rexnord LLC 2017 Term Loan B 4.234% (1 Month LIBOR + 2.00%), due 8/21/24	3,950,924	3,962,654
Terex Corp. 2019 Term Loan B1 5.095% (2 Month LIBOR + 2.75%), due 1/31/24	748,125	748,358
Titan Acquisition, Ltd. 2018 Term Loan B 5.234% (1 Month LIBOR + 3.00%), due 3/28/25	3,564,763	3,393,209
Welbilt, Inc. 2018 Term Loan B 4.734% (1 Month LIBOR + 2.50%), due 10/23/25	3,994,060	3,957,446
		21,750,256
Manufacturing 0.3%
EWT Holdings III Corp. 2017 Repriced Term Loan 5.234% (1 Month LIBOR + 3.00%), due 12/20/24 (e)	4,236,057	4,230,762

Mining, Steel, Iron & Non-Precious Metals 1.9%
American Rock Salt Co. LLC 2018 1st Lien Term Loan 5.984% (1 Month LIBOR + 3.75%), due 3/21/25	3,066,377	3,060,628
Covia Holdings Corp. Term Loan 6.313% (3 Month LIBOR + 4.00%), due 6/1/25	2,669,712	2,251,902
Gates Global LLC 2017 Repriced Term Loan B 4.984% (1 Month LIBOR + 2.75%), due 4/1/24	3,685,756	3,663,870
GrafTech Finance, Inc. 2018 Term Loan B 5.734% (1 Month LIBOR + 3.50%), due 2/12/25	5,117,991	5,028,426
HFOTCO LLC 2018 Term Loan B 4.99% (1 Month LIBOR + 2.75%), due 6/26/25 (e)	3,168,000	3,152,160
Keane Group Holdings LLC 2018 1st Lien Term Loan 6.00% (1 Month LIBOR + 3.75%), due 5/25/25	1,968,797	1,939,265
MRC Global (US) Inc. 2018 1st Lien Term Loan B 5.234% (1 Month LIBOR + 3.00%), due 9/20/24	3,250,500	3,258,626
U.S. Silica Co. 2018 Term Loan B 6.25% (1 Month LIBOR + 4.00%), due 5/1/25	2,458,775	2,347,619
		24,702,496
Oil & Gas 1.9%
Apergy Corp. 2018 1st Lien Term Loan 4.75% (1 Month LIBOR + 2.50%), due 5/9/25	1,079,518	1,083,566
Edgewater Generation LLC Term Loan 5.984% (1 Month LIBOR + 3.75%), due 12/13/25	4,980,000	4,955,100
GIP III Stetson I, L.P. 2018 Term Loan B 6.55% (1 Month LIBOR + 4.25%), due 7/18/25	3,978,659	3,990,265
HGIM Corp. 2018 Exit Term Loan 8.743% (3 Month LIBOR + 6.00%), due 7/2/23	288,667	274,233
Lucid Energy Group II LLC 2018 1st Lien Term Loan 5.234% (1 Month LIBOR + 3.00%), due 2/17/25	2,567,500	2,471,219
McDermott Technology Americas, Inc. 2018 1st Lien Term Loan 7.234% (1 Month LIBOR + 5.00%), due 5/9/25	2,443,863	2,329,816
Medallion Midland Acquisition LLC 1st Lien Term Loan 5.484% (1 Month LIBOR + 3.25%), due 10/30/24	1,379,000	1,361,763
PES Holdings LLC (e)(f)(g)(h)
2018 Term Loan C 4.91% (PIK + 3.00%), due 12/31/22 (c)	1,784,940	624,729
2018 Term Loan A 8.58% (3 Month LIBOR + 6.25%), due 12/31/22	1,250,825	1,075,709
Prairie ECI Acquiror L.P. Term Loan B 7.08% (3 Month LIBOR + 4.75%), due 3/11/26	1,246,875	1,249,603
Seadrill Partners Finco LLC Term Loan B 8.33% (3 Month LIBOR + 6.00%), due 2/21/21 (f)	3,994,161	2,607,616
Summit Midstream Partners Holdings LLC Term Loan B 8.234% (1 Month LIBOR + 6.00%), due 5/13/22	1,157,106	1,136,133
Traverse Midstream Partners LLC 2017 Term Loan 6.26% (2 Month LIBOR + 4.00%), due 9/27/24	1,985,000	1,935,375
		25,095,127
Personal & Nondurable Consumer Products (Manufacturing Only) 1.2%
American Builders & Contractors Supply Co., Inc. 2018 Term Loan B 4.234% (1 Month LIBOR + 2.00%), due 10/31/23	3,215,752	3,195,653
Prestige Brands, Inc. Term Loan B4 4.234% (1 Month LIBOR + 2.00%), due 1/26/24	757,725	756,399
Revlon Consumer Products Corp. 2016 Term Loan B 6.022% (3 Month LIBOR + 3.50%), due 9/7/23	3,079,583	2,559,904
SRAM LLC
2018 Term Loan B 5.01% (2 Month LIBOR + 2.75%), due 3/15/24	2,251,822	2,260,267
2018 Term Loan B 5.10% (2 Month LIBOR + 2.75%), due 3/15/24	2,477,004	2,486,293
2018 Term Loan B 7.25% (PRIME + 1.75%), due 3/15/24	86,099	86,422
Varsity Brands, Inc. 2017 Term Loan B 5.734% (1 Month LIBOR + 3.50%), due 12/15/24	4,432,544	4,356,823
		15,701,761
Personal Transportation 0.3%
Uber Technologies 2018 Incremental Term Loan 5.769% (3 Month LIBOR + 3.50%), due 7/13/23	3,860,608	3,867,847

Personal, Food & Miscellaneous Services 1.6%
Aramark Services, Inc. 2018 Term Loan B3 4.08% (3 Month LIBOR + 1.75%), due 3/11/25	5,730,650	5,730,650
Golden Nugget, Inc.
2017 Incremental Term Loan 4.98% (1 Month LIBOR + 2.75%), due 10/4/23	2,484,282	2,484,282
2017 Incremental Term Loan 5.06% (1 Month LIBOR + 2.75%), due 10/4/23	1,991,615	1,991,615
IRB Holding Corp.
1st Lien Term Loan 5.55% (3 Month LIBOR + 3.25%), due 2/5/25	3,447,500	3,428,539
1st Lien Term Loan 5.56% (3 Month LIBOR + 3.25%), due 2/5/25	8,750	8,702
KFC Holding Co. 2018 Term Loan B 4.05% (1 Month LIBOR + 1.75%), due 4/3/25	4,885,699	4,880,814
Weight Watchers International, Inc.
2017 Term Loan B 7.07% (3 Month LIBOR + 4.75%), due 11/29/24	1,799,888	1,781,889
2017 Term Loan B 7.16% (1 Month LIBOR + 4.75%), due 11/29/24	674,058	667,318
		20,973,809
Printing & Publishing 1.1%
Getty Images, Inc. 2019 1st Lien Term Loan 6.75% (1 Month LIBOR + 4.50%), due 2/19/26	4,545,341	4,522,614
McGraw-Hill Global Education Holdings LLC 2016 Term Loan B 6.234% (1 Month LIBOR + 4.00%), due 5/4/22	2,465,121	2,357,888
Prometric Holdings, Inc. 1st Lien Term Loan 5.234% (1 Month LIBOR + 3.00%), due 1/29/25	3,187,243	3,099,594
Severin Acquisition, LLC 2018 Term Loan B 5.815% (3 Month LIBOR + 3.25%), due 8/1/25	3,482,500	3,423,733
Shutterfly, Inc. Term Loan B2 4.74% (1 Month LIBOR + 2.50%), due 8/17/24	575,030	575,318
		13,979,147
Radio and TV Broadcasting 0.2%
Nexstar Broadcasting, Inc. 2019 Term Loan B4 TBD, due 6/19/26	2,875,000	2,869,609

Retail Store 3.1%
Alphabet Holding Co., Inc. 2017 1st Lien Term Loan 5.734% (1 Month LIBOR + 3.50%), due 9/26/24	5,305,500	4,996,455
Bass Pro Group LLC Term Loan B 7.234% (1 Month LIBOR + 5.00%), due 9/25/24	4,912,500	4,642,312
Belk, Inc. Term Loan 7.285% (3 Month LIBOR + 4.75%), due 12/12/22	2,379,379	1,924,918
BJ's Wholesale Club, Inc. 2017 1st Lien Term Loan 5.075% (1 Month LIBOR + 2.75%), due 2/3/24	6,327,214	6,336,003
CNT Holdings III Corp. 2017 Term Loan 5.45% (6 Month LIBOR + 3.25%), due 1/22/23	1,500,542	1,482,253
EG Finco, Ltd. 2018 Term Loan 6.33% (3 Month LIBOR + 4.00%), due 2/7/25	1,471,332	1,453,860
Harbor Freight Tools USA, Inc. 2018 Term Loan B 4.734% (1 Month LIBOR + 2.50%), due 8/18/23	2,543,437	2,498,398
HD Supply, Inc. Term Loan B5 3.984% (1 Month LIBOR + 1.75%), due 10/17/23	1,975,025	1,977,494
Leslie's Poolmart, Inc. 2016 Term Loan 5.758% (2 Month LIBOR + 3.50%), due 8/16/23	793,717	745,598
Michaels Stores, Inc.
2018 Term Loan B 4.74% (1 Month LIBOR + 2.50%), due 1/30/23	3,322,136	3,211,051
2018 Term Loan B 4.77% (1 Month LIBOR + 2.50%), due 1/30/23	1,193,089	1,153,195
Party City Holdings, Inc. 2018 Term Loan B 4.74% (1 Month LIBOR + 2.50%), due 8/19/22	3,619,329	3,609,104
Petco Animal Supplies, Inc. 2017 Term Loan B 5.506% (3 Month LIBOR + 3.25%), due 1/26/23	3,562,519	2,760,952
PetSmart, Inc. Consenting Term Loan 6.38% (1 Month LIBOR + 4.00%), due 3/11/22	2,528,349	2,481,731
Sally Holdings LLC Term Loan B2 4.50%, due 7/5/24	2,333,333	2,228,333
		41,501,657
Telecommunications 3.7%
Avaya, Inc. 2018 Term Loan B 6.575% (1 Month LIBOR + 4.25%), due 12/15/24	2,462,500	2,368,617
CenturyLink, Inc. 2017 Term Loan B 4.984% (1 Month LIBOR + 2.75%), due 1/31/25	4,925,000	4,890,525
CSC Holdings LLC
2018 Term Loan B 4.825% (1 Month LIBOR + 2.50%), due 1/25/26	3,703,125	3,669,797
2019 Term Loan B 5.325% (1 Month LIBOR + 3.00%), due 4/15/27	997,500	1,000,410
Frontier Communications Corp. 2017 Term Loan B1 5.99% (1 Month LIBOR + 3.75%), due 6/15/24	1,994,911	1,969,974
Microchip Technology, Inc. 2018 Term Loan B 4.24% (1 Month LIBOR + 2.00%), due 5/29/25	2,874,458	2,871,762
Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan 5.576% (3 Month LIBOR + 3.00%), due 11/3/23	2,063,158	1,912,106
Radiate Holdco LLC 1st Lien Term Loan 5.234% (1 Month LIBOR + 3.00%), due 2/1/24	5,474,000	5,397,211
SBA Senior Finance II LLC 2018 Term Loan B 4.24% (1 Month LIBOR + 2.00%), due 4/11/25	6,462,207	6,446,051
Sprint Communications, Inc.
1st Lien Term Loan B 4.75% (1 Month LIBOR + 2.50%), due 2/2/24	4,887,500	4,871,210
2018 Term Loan B 5.25% (1 Month LIBOR + 3.00%), due 2/2/24	5,970,000	5,966,269
Syniverse Holdings, Inc.
2018 1st Lien Term Loan 7.325% (1 Month LIBOR + 5.00%), due 3/9/23	2,703,125	2,475,049
2018 2nd Lien Term Loan 11.325% (1 Month LIBOR + 9.00%), due 3/11/24	1,000,000	700,000
West Corp. 2017 Term Loan 6.522% (3 Month LIBOR + 4.00%), due 10/10/24	3,908,948	3,641,838
		48,180,819
Utilities 3.3%
Astoria Energy LLC Term Loan B 6.24% (1 Month LIBOR + 4.00%), due 12/24/21	3,169,527	3,167,546
Brookfield WEC Holdings, Inc. 2018 1st Lien Term Loan 5.734% (1 Month LIBOR + 3.50%), due 8/1/25	2,487,500	2,497,865
Calpine Corp.
Term Loan B5 4.83% (3 Month LIBOR + 2.50%), due 1/15/24	5,418,109	5,417,686
Term Loan B9 5.08% (3 Month LIBOR + 2.75%), due 4/5/26	2,100,000	2,100,376
Compass Power Generation LLC 2018 Term Loan B 5.734% (1 Month LIBOR + 3.50%), due 12/20/24	1,567,258	1,572,647
EIF Channelview Cogeneration LLC 2018 Term Loan B 6.49% (1 Month LIBOR + 4.25%), due 5/3/25	3,179,811	3,191,735
ExGen Renewables IV LLC Term Loan B 5.53% (3 Month LIBOR + 3.00%), due 11/28/24	2,343,977	2,256,078
Granite Acquisition, Inc.
Term Loan B 5.819% (3 Month LIBOR + 3.50%), due 12/19/21	3,840,484	3,854,886
Term Loan C 5.83% (3 Month LIBOR + 3.50%), due 12/19/21	87,748	88,077
2nd Lien Term Loan B 9.58% (3 Month LIBOR + 7.25%), due 12/19/22	1,513,603	1,509,347
Helix Gen Funding LLC Term Loan B 5.984% (1 Month LIBOR + 3.75%), due 6/2/24	5,903,422	5,630,388
Oregon Clean Energy LLC Term Loan 5.984% (1 Month LIBOR + 3.75%), due 3/1/26	2,743,125	2,743,125
PG&E Corp. DIP Term Loan 4.64% (1 Month LIBOR + 2.25%), due 12/31/20	2,812,500	2,816,016
Southeast PowerGen LLC Term Loan B 5.74% (1 Month LIBOR + 3.50%), due 12/2/21	866,175	827,198
TEX Operations Co. LLC Exit Term Loan B 4.234% (1 Month LIBOR + 2.00%), due 8/4/23	2,167,571	2,169,507
Vistra Operations Co. LLC
1st Lien Term Loan B3 4.23% (1 Month LIBOR + 2.00%), due 12/31/25	2,094,390	2,097,008
1st Lien Term Loan B3 4.31% (1 Month LIBOR + 2.00%), due 12/31/25	1,496,098	1,497,968
1st Lien Term Loan B3 4.33% (3 Month LIBOR + 2.00%), due 12/31/25	119,512	119,662
		43,557,115
Total Floating Rate Loans (Cost $1,108,955,534)		1,087,698,899

Foreign Floating Rate Loans 10.4% (d)
Aerospace & Defense 0.0% ‡
1199169 B.C. Unlimited Liability Co. 2019 Term Loan B2 6.33% (3 Month LIBOR + 4.00%), due 4/6/26	466,200	468,687

Auto Manufacturers 0.5%
Panther BF Aggregator 2 L.P. Term Loan B 5.734% (1 Month LIBOR + 3.50%), due 4/30/26	6,250,000	6,246,094

Beverage, Food & Tobacco 0.3%
JBS USA Lux S.A. 2019 Term Loan B 4.734% (1 Month LIBOR + 2.50%), due 5/1/26	3,457,070	3,457,789

Broadcasting & Entertainment 0.4%
Altice France S.A. Term Loan B12 6.013% (1 Month LIBOR + 3.687%), due 1/31/26	3,929,975	3,885,763
Numericable Group S.A. Term Loan B11 4.984% (1 Month LIBOR + 2.75%), due 7/31/25	1,947,650	1,861,467
		5,747,230
Chemicals, Plastics & Rubber 1.2%
Allnex (Luxembourg) & Cy S.C.A. 2016 Term Loan B2 5.771% (3 Month LIBOR + 3.25%), due 9/13/23	2,557,495	2,488,762
Alpha 3 B.V. 2017 Term Loan B1 5.33% (3 Month LIBOR + 3.00%), due 1/31/24	2,893,699	2,824,973
Diamond (BC) B.V.
Term Loan 5.26% (2 Month LIBOR + 3.00%), due 9/6/24	8,333	7,542
Term Loan 5.26% (3 Month LIBOR + 3.00%), due 9/6/24	3,275,000	2,963,875
Flint Group GmbH
Term Loan C 5.28% (3 Month LIBOR + 3.00%), due 9/7/21	347,433	300,095
Term Loan C 5.29% (3 Month LIBOR + 3.00%), due 9/7/21	914	790
OXEA Holding Drei GmbH 2017 Term Loan B2 5.938% (1 Month LIBOR + 3.50%), due 10/14/24	4,106,250	4,114,803
Starfruit Finco B.V. 2018 Term Loan B 5.61% (1 Month LIBOR + 3.25%), due 10/1/25	3,740,625	3,677,502
		16,378,342
Diversified/Conglomerate Manufacturing 0.6%
AI Ladder (Luxembourg) Subco S.A R.L. 2018 Term Loan 6.83% (3 Month LIBOR + 4.50%), due 7/9/25	2,036,420	1,975,963
Bright Bidco B.V.
2018 Term Loan B 5.73% (1 Month LIBOR + 3.50%), due 6/30/24	951,616	625,688
2018 Term Loan B 5.83% (3 Month LIBOR + 3.50%), due 6/30/24	1,970,992	1,295,927
Garda World Security Corp.
2017 Term Loan 6.02% (3 Month LIBOR + 3.50%), due 5/24/24	838,561	839,348
2017 Term Loan 6.02% (3 Month LIBOR + 3.50%), due 5/24/24	3,640,391	3,643,806
		8,380,732
Ecological 0.2%
GFL Environmental, Inc. 2018 Term Loan B 5.234% (1 Month LIBOR + 3.00%), due 5/30/25	3,366,932	3,336,067

Electronics 1.2%
Avast Software B.V. 2018 Term Loan B 4.58% (3 Month LIBOR + 2.25%), due 9/30/23	1,641,410	1,642,641
ION Trading Technologies S.A R.L. Incremental Term Loan B 6.651% (3 Month LIBOR + 4.00%), due 11/21/24	3,922,758	3,785,462
Oberthur Technologies S.A. 2016 Term Loan B1 6.08% (3 Month LIBOR + 3.75%), due 1/10/24	2,222,112	2,122,116
SS&C Technologies Holdings Europe S.A R.L. 2018 Term Loan B4 4.484% (1 Month LIBOR + 2.25%), due 4/16/25	3,917,813	3,914,138
Trader Corp. 2017 Term Loan B 5.241% (1 Month LIBOR + 3.00%), due 9/28/23	4,034,981	4,029,937
		15,494,294
Grocery 0.1%
Sunshine Luxembourg VII SARL 1st Lien Term Loan TBD, due 7/16/26	900,000	902,625

Healthcare, Education & Childcare 1.4%
Auris Luxembourg III S.A.R.L. 2019 Term Loan B2 5.984% (1 Month LIBOR + 3.75%), due 2/27/26	3,927,656	3,939,930
Endo Luxembourg Finance Co. I S.A R.L. 2017 Term Loan B 6.50% (3 Month LIBOR + 4.25%), due 4/29/24	5,080,657	4,595,454
Mallinckrodt International Finance S.A. Term Loan B 5.08% (3 Month LIBOR + 2.75%), due 9/24/24	2,174,836	1,841,362
Valeant Pharmaceuticals International, Inc. 2018 Term Loan B 5.379% (1 Month LIBOR + 3.00%), due 6/2/25	8,096,959	8,107,080
		18,483,826
Hotels, Motels, Inns & Gaming 1.0%
Four Seasons Hotels, Ltd. New 1st Lien Term Loan 4.234% (1 Month LIBOR + 2.00%), due 11/30/23	1,479,866	1,480,097
Gateway Casinos & Entertainment, Ltd. 2018 Term Loan B 5.33% (3 Month LIBOR + 3.00%), due 3/13/25	3,187,825	3,132,038
GVC Holdings PLC 2018 Term Loan 4.446% (6 Month LIBOR + 2.25%), due 3/29/24	2,962,500	2,964,968
Stars Group Holdings B.V. 2018 Incremental Term Loan 5.83% (3 Month LIBOR + 3.50%), due 7/10/25	5,575,612	5,603,490
		13,180,593
Leisure, Amusement, Motion Pictures & Entertainment 0.9%
Bombardier Recreational Products, Inc. 2016 Term Loan B 4.234% (1 Month LIBOR + 2.00%), due 5/23/25	4,361,321	4,336,789
Delta 2 (LUX) S.A.R.L. 2018 Term Loan 4.734% (1 Month LIBOR + 2.50%), due 2/1/24	5,650,036	5,572,348
DHX Media, Ltd. Term Loan B 5.984% (1 Month LIBOR + 3.75%), due 12/29/23	1,777,899	1,720,117
		11,629,254
Oil & Gas 0.2%
NorthRiver Midstream Finance L.P. 2018 Term Loan B 5.57% (3 Month LIBOR + 3.25%), due 10/1/25	2,779,000	2,781,084

Personal & Nondurable Consumer Products (Manufacturing Only) 0.3%
Array Canada, Inc. Term Loan B 7.33% (3 Month LIBOR + 5.00%), due 2/10/23	1,223,693	1,162,508
KIK Custom Products, Inc. 2015 Term Loan B 6.256% (3 Month LIBOR + 4.00%), due 5/15/23	2,550,000	2,398,594
		3,561,102
Personal, Food & Miscellaneous Services 0.6%
1011778 B.C. Unlimited Liability Co. Term Loan B3 4.484% (1 Month LIBOR + 2.25%), due 2/16/24	3,997,300	3,996,301
Jacobs Douwe Egberts International B.V. 2018 Term Loan B 4.438% (1 Month LIBOR + 2.00%), due 11/1/25	4,069,569	4,079,743
		8,076,044
Printing & Publishing 0.4%
Springer Science & Business Media Deutschland GmbH Term Loan B13 5.734% (1 Month LIBOR + 3.50%), due 8/15/22	4,664,581	4,667,912

Retail Store 0.2%
EG Group, Ltd. 2018 Term Loan B 6.33% (3 Month LIBOR + 4.00%), due 2/7/25	2,765,000	2,732,166

Telecommunications 0.9%
Altice France S.A. 2018 Term Loan B13 6.325% (1 Month LIBOR + 4.00%), due 8/14/26	2,067,707	2,043,800
Intelsat Jackson Holdings S.A. 2017 Term Loan B3 5.991% (1 Month LIBOR + 3.75%), due 11/27/23	4,702,081	4,706,783
Telesat Canada Term Loan B4 4.83% (3 Month LIBOR + 2.50%), due 11/17/23	5,185,546	5,166,100
		11,916,683
Total Foreign Floating Rate Loans (Cost $140,312,467)		137,440,524

Total Long-Term Bonds (Cost $1,305,675,189)		1,281,451,417

	Shares
Affiliated Investment Company 0.1%
Fixed Income Fund 0.1%
MainStay MacKay High Yield Corporate Bond Fund Class I	217,584	1,222,821

Total Affiliated Investment Company (Cost $1,249,643)		1,222,821

Common Stocks 0.5%
Communications Equipment 0.0% ‡
Energy Future Holdings Corp. (e)(f)(i)(j)	175,418	0
Millennium Corporate Trust (e)(f)(i)	4,973	0
Millennium Lender Trust (e)(f)(i)	5,298	0
		0
Energy Equipment & Services 0.1%
Pacific Drilling S.A. (j)	99,824	938,346
Transocean, Ltd. (j)	122,016	741,857
		1,680,203
Hotels, Restaurants & Leisure 0.0% ‡
Caesars Entertainment Corp. (j)	35,926	425,364

Media 0.1%
Clear Channel Outdoor Holdings, Inc. (j)	81,241	246,160
iHeartMedia, Inc., Class A (b)(j)	34,549	516,853
		763,013
Metals & Mining 0.2%
AFGlobal Corp. (e)(f)(i)(j)	60,753	3,388,802

Oil & Gas 0.0% ‡
Templar Energy Corp., Class B (e)(f)(i)(j)	60,655	0
Templar Energy LLC, Class A (e)(f)(i)(j)	60,049	0
		0
Oil, Gas & Consumable Fuels 0.1%
Ascent Resources (e)(f)(i)(j)	244,062	622,358
HGIM Corp. (e)(f)(i)(j)	1,382	20,730
Philadelphia Energy Solutions, Inc., Class A (e)(f)(i)(j)	89,705	16,820
		659,908
Total Common Stocks (Cost $8,874,296)		6,917,290

Preferred Stocks 0.0%‡
Oil & Gas 0.0% ‡
Templar Energy Corp. (8.00% PIK) (c)(e)(f)(i)	90,568	0

Total Preferred Stocks (Cost $379,311)		0

	Number of Rights
Rights 0.0%‡
Independent Power & Renewable Electricity Producers 0.0% ‡
Vistra Energy Corp., Expires 12/31/46 (e)(i)(j)	107,130	104,988

Total Rights (Cost $87,847)		104,988

	Number of Warrants
Warrants 0.0%‡
Oil, Gas & Consumable Fuels 0.0% ‡
Ascent Resources (e)(f)(i)(j)
1st Lien Warrants Expires 3/30/23	23,368	1,753
2nd Lien Tranche A Expires 3/30/23	30,044	3,755
2nd Lien Tranche B Expires 3/30/23	62,000	1,860
HGIM Corp. Expires 7/2/43 (e)(f)(i)(j)	6,177	92,655

Total Warrants (Cost $259,875)		100,023

	Principal Amount
Short-Term Investments 3.1%
Repurchase Agreement 0.6%
Fixed Income Clearing Corp. 0.50%, dated 7/31/19 due 8/1/19 Proceeds at Maturity $7,936,579 (Collateralized by a United States Treasury Note with a rate of 1.125% and a maturity date of 6/30/21, with a Principal Amount of $8,205,000 and a Market Value of $8,097,326)	$7,936,469	7,936,469

Total Repurchase Agreement (Cost $7,936,469)		7,936,469
U.S. Government & Federal Agencies 1.9% (k)
2.117%, due 9/17/19	7,408,000	7,387,859
2.129%, due 9/17/19	1,343,000	1,339,330
2.143%, due 9/17/19	2,588,000	2,580,881
2.146%, due 8/20/19 (b)	3,918,000	3,913,637
2.168%, due 8/6/19	1,132,000	1,131,664
2.173%, due 9/17/19	6,617,000	6,598,543
2.182%, due 8/6/19	698,000	697,828
2.184%, due 8/6/19	1,817,000	1,816,457

Total U.S. Government & Federal Agencies (Cost $25,466,199)		25,466,199

	Shares
Unaffiliated Investment Company 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (l)(m)	7,515,827	7,515,827

Total Unaffiliated Investment Company (Cost $7,515,827)		7,515,827

Total Short-Term Investments (Cost $40,918,495)		40,918,495
Total Investments (Cost $1,357,444,656)	101.1%	1,330,715,034
Other Assets, Less Liabilities	(1.1)	(14,728,270)
Net Assets	100.0%	$1,315,986,764

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of July 31, 2019, the aggregate market value of securities on loan was $7,625,806; the total market value of collateral held by the Fund was $7,789,833. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $274,006.
(c)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Floating rate - Rate shown was the rate in effect as of July 31, 2019.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Illiquid security - As of July 31, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $19,635,816, which represented 1.5% of the Fund's net assets.
(g)	Issue in non-accrual status.
(h)	Issue in default.
(i)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2019, the total market value of fair valued securities was $4,253,721, which represented 0.3% of the Fund's net assets.
(j)	Non-income producing security.
(k)	Interest rate shown represents yield to maturity.
(l)	Current yield as of July 31, 2019.
(m)	Represents security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

LIBOR	—London Interbank Offered Rate
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$56,311,994	$—	$56,311,994
Floating Rate Loans (b)	—	1,068,545,697	19,153,202	1,087,698,899
Foreign Floating Rate Loans	—	137,440,524	—	137,440,524
Total Long-Term Bonds	—	1,262,298,215	19,153,202	1,281,451,417
Affiliated Investment Company
Fixed Income Funds	1,222,821	—	—	1,222,821
Common Stocks (c)	2,868,580	—	4,048,710	6,917,290
Preferred Stocks (d)	—	—	0	0
Rights (e)	—	—	104,988	104,988
Warrants (f)	—	—	100,023	100,023
Short-Term Investments
Repurchase Agreement	—	7,936,469	—	7,936,469
U.S. Government & Federal Agencies	—	25,466,199	—	25,466,199
Unaffiliated Investment Company	7,515,827			7,515,827
Total Short-Term Investments	7,515,827	33,402,668	—	40,918,495
Total Investments in Securities	$11,607,228	$1,295,700,883	$23,406,923	$1,330,715,034

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $19,153,201 within the Floating Rate Loans section of the Portfolio of Investments were valued by a pricing service without adjustment.

(c)	The Level 3 securities valued at $3,388,802 and $659,908 are held in Metals & Mining, and Oil, Gas & Consumable Fuels, respectively, within the Common Stocks section of the Portfolio of Investments.

(d)	The Level 3 security valued at $0 is held in Oil & Gas within the Preferred Stocks section of the Portfolio of Investments.

(e)	The Level 3 security valued at $104,988 is held in Independent Power & Renewable Electricity Producers within the Rights section of the Portfolio of Investments.

(f)	The Level 3 security valued at $100,023 is held in Oil, Gas & Consumable Fuels within the Warrants section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2019
Long-Term Bonds
Floating Rate Loans	$5,307,092	$62,812	$(211)	$(1,210,093)	$6,774,030	$(1,455,066)	$10,133,038	$(458,400)	$19,153,202	(1,202,394)
Common Stocks	5,105,861	-	(531,732)	(525,419)	-	-	-	-	4,048,710	(525,419)
Preferred Stocks	269,954	-	-	(269,954)	-	-	-	-	-	(269,954)
Rights	103,916	-	-	1,072	-	-	-	-	104,988	1,072
Warrants	342,095	-	-	(242,072)	-	-	-	-	100,023	(242,072)
Total	$11,128,918	$62,812	$(531,943)	$(2,246,466)	$6,774,030	$(1,455,066)	$10,133,038	$(458,400)	$23,406,923	$(2,238,767)

(a)	Sales include principal reductions.

As of July 31, 2019, securities with a market value of $10,133,038 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of October 31, 2018, the fair value obtained for these securities, as determined based on information provided by an independent pricing source, utilized significant observable inputs

As of July 31, 2019, a loan assignment with a market value of $458,400 transferred from Level 3 to Level 2 as the the fair value obtained from an independent pricing service, utilized significant other observable inputs. As of October 31, 2018, the fair value obtained for this loan assignment, as determined by an independent pricing service, utilized significant unobservable inputs.

MainStay Growth Allocation Fund
Portfolio of Investments July 31, 2019 (Unaudited)

	Shares	Value
Affiliated Investment Companies 98.0% †
Equity Funds 98.0%
IQ 50 Percent Hedged FTSE International ETF	485,994	$9,807,359
IQ 500 International ETF (a)	367,585	9,658,369
IQ Chaikin U.S. Large Cap ETF (a)	908,494	23,003,068
IQ Chaikin U.S. Small Cap ETF (a)	988,211	25,535,372
IQ Global Resources ETF	214,793	5,710,186
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	1,409,183	12,358,539
MainStay Cushing MLP Premier Fund Class I	33,817	368,606
MainStay Cushing Renaissance Advantage Fund Class I (a)	66,623	1,120,599
MainStay Epoch Capital Growth Fund Class I	276,526	3,553,362
MainStay Epoch International Choice Fund Class I (a)	608,506	20,762,237
MainStay Epoch U.S. All Cap Fund Class R6 (a)	1,063,471	30,617,340
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	2,036,382	34,109,400
MainStay Large Cap Growth Fund Class R6	3,106,842	32,932,530
MainStay MacKay Common Stock Fund Class I (a)	607,304	15,006,484
MainStay MacKay Emerging Markets Equity Fund Class R6 (a)	1,369,729	12,272,768
MainStay MacKay Growth Fund Class I (a)	920,397	33,796,966
MainStay MacKay International Equity Fund Class R6 (b)	290,974	4,847,620
MainStay MacKay International Opportunities Fund Class I (a)	1,922,895	14,652,461
MainStay MacKay S&P 500 Index Fund Class I	36,007	1,772,256
MainStay MacKay Small Cap Core Fund Class I (a)	1,039,867	26,579,003
MainStay MacKay U.S. Equity Opportunities Fund Class I (a)	2,207,788	18,920,742
MainStay MAP Equity Fund Class I (a)	736,830	31,330,026

Total Affiliated Investment Companies (Cost $315,561,908)		368,715,293

Short-Term Investment 2.0%
Affiliated Investment Company 2.0%
MainStay U.S. Government Liquidity Fund, 2.07% (c)	7,287,487	7,287,487

Total Short-Term Investment (Cost $7,287,487)		7,287,487

Total Investments (Cost $322,849,395)	100.0%	376,002,780
Other Assets, Less Liabilities	0.0 ‡	142,576
Net Assets	100.0%	$376,145,356

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	As of July 31, 2019, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	Current yield as of July 31, 2019.

The following abbreviations are used in the preceding pages:
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies
Equity Funds	$368,715,293	$—	$—	$368,715,293
Short-Term Investment	7,287,487			7,287,487
Total Investments in Securities	$376,002,780	$—	$—	$376,002,780

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Indexed Bond Fund
Portfolio of Investments July 31, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 97.1% †
Asset-Backed Securities 0.7%
Automobile 0.7%
BMW Vehicle Lease Trust Series 2018-1, Class A4 3.26%, due 7/20/21	$200,000	$202,055
GM Financial Securitized Term Auto Receivables Trust Series 2018-3, Class A3 3.02%, due 5/16/23	700,000	708,830
Honda Auto Receivables Owner Trust Series 2018-3, Class A3 2.95%, due 8/22/22	600,000	605,888
Hyundai Auto Lease Securitization Trust Series 2018-B, Class A3 3.04%, due 10/15/21 (a)	100,000	100,633
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A3 3.02%, due 11/21/22	186,000	188,211
		1,805,617
Other Asset-Backed Securities 0.0% ‡
MVW Owner Trust Series 2017-1A, Class A 2.42%, due 12/20/34 (a)	107,070	106,665

Total Asset-Backed Securities (Cost $1,892,810)		1,912,282

Corporate Bonds 26.6%
Aerospace & Defense 0.6%
Boeing Co. 2.35%, due 10/30/21 (b)	240,000	239,796
General Dynamics Corp. 3.00%, due 5/11/21	240,000	243,714
Lockheed Martin Corp. 4.70%, due 5/15/46	135,000	163,407
Northrop Grumman Corp.
3.25%, due 1/15/28	285,000	293,662
5.05%, due 8/1/19	135,000	135,000
United Technologies Corp.
3.10%, due 6/1/22	475,000	485,148
3.65%, due 8/16/23	155,000	162,366
		1,723,093
Agriculture 0.2%
Archer-Daniels-Midland Co. 4.535%, due 3/26/42	401,000	466,718

Airlines 0.0% ‡
Continental Airlines, Inc. Series 1992-2, Class A1 7.256%, due 3/15/20	2,538	2,602

Auto Manufacturers 0.6%
Ford Motor Credit Co. LLC
3.219%, due 1/9/22	270,000	270,184
3.81%, due 1/9/24	250,000	250,100
General Motors Financial Co., Inc. 5.25%, due 3/1/26	555,000	598,664
Toyota Motor Credit Corp. 3.40%, due 9/15/21	380,000	389,308
		1,508,256
Banks 6.2%
Bank of America Corp.
3.419%, due 12/20/28 (c)	600,000	618,196
5.00%, due 1/21/44	380,000	467,852
5.625%, due 7/1/20	100,000	102,943
Bank of New York Mellon Corp.
2.05%, due 5/3/21	65,000	64,765
2.50%, due 4/15/21	585,000	587,165
Bank of Nova Scotia 2.70%, due 3/7/22	485,000	489,927
Barclays PLC 5.25%, due 8/17/45	270,000	287,921
BB&T Corp. 2.05%, due 5/10/21	650,000	646,642
BNP Paribas S.A. 3.25%, due 3/3/23	380,000	392,076
Capital One Financial Corp. 3.75%, due 4/24/24	475,000	499,685
Citigroup, Inc.
4.45%, due 9/29/27	450,000	485,174
5.875%, due 2/22/33	475,000	578,614
Cooperatieve Rabobank UA 5.75%, due 12/1/43	340,000	436,909
Credit Suisse A.G. 3.625%, due 9/9/24	340,000	356,888
Fifth Third Bank 2.25%, due 6/14/21	475,000	473,908
Goldman Sachs Group, Inc.
2.876%, due 10/31/22 (c)	1,825,000	1,836,209
3.85%, due 1/26/27	240,000	251,804
4.25%, due 10/21/25	285,000	303,197
HSBC Holdings PLC 4.30%, due 3/8/26	660,000	705,544
JPMorgan Chase & Co. 4.85%, due 2/1/44	550,000	664,373
Kreditanstalt Fuer Wiederaufbau 2.875%, due 4/3/28	510,000	542,406
Lloyds Banking Group PLC 3.75%, due 1/11/27	270,000	273,934
Morgan Stanley
2.75%, due 5/19/22	1,645,000	1,656,930
3.625%, due 1/20/27	240,000	250,803
4.00%, due 7/23/25	380,000	405,028
Northern Trust Corp. 3.45%, due 11/4/20	135,000	136,817
PNC Bank N.A. 2.70%, due 11/1/22	540,000	542,959
Santander UK PLC 2.375%, due 3/16/20	585,000	584,575
Sumitomo Mitsui Banking Corp. 2.65%, due 7/23/20	405,000	406,270
U.S. Bank N.A. 2.00%, due 1/24/20	475,000	474,098
Wells Fargo & Co. 4.48%, due 1/16/24	588,000	628,634
Wells Fargo Bank N.A. 5.95%, due 8/26/36	150,000	194,586
Westpac Banking Corp. 2.50%, due 6/28/22	475,000	477,480
		16,824,312
Beverages 0.7%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%, due 2/1/46	530,000	601,859
Coca-Cola Co. 3.15%, due 11/15/20	380,000	384,401
Diageo Capital PLC 2.625%, due 4/29/23	475,000	479,236
Molson Coors Brewing Co. 3.00%, due 7/15/26	135,000	134,686
PepsiCo, Inc. 2.85%, due 2/24/26	380,000	391,154
		1,991,336
Biotechnology 0.7%
Amgen, Inc. 3.125%, due 5/1/25	650,000	664,252
Celgene Corp. 3.625%, due 5/15/24	380,000	395,909
Gilead Sciences, Inc. 3.70%, due 4/1/24	745,000	783,124
		1,843,285
Chemicals 0.4%
DuPont de Nemours, Inc. 4.493%, due 11/15/25	275,000	301,091
LYB International Finance B.V. 4.00%, due 7/15/23	135,000	142,368
Mosaic Co. 4.05%, due 11/15/27	200,000	206,854
Nutrien, Ltd. 4.875%, due 3/30/20	150,000	152,147
Rohm & Haas Co. 7.85%, due 7/15/29	135,000	181,597
		984,057
Computers 0.4%
Apple, Inc. 4.45%, due 5/6/44	380,000	439,558
Dell International LLC / EMC Corp. 5.45%, due 6/15/23 (a)	235,000	253,401
IBM Corp. 3.45%, due 2/19/26	475,000	499,159
		1,192,118
Cosmetics & Personal Care 0.2%
Procter & Gamble Co. 2.70%, due 2/2/26	300,000	307,969
Unilever Capital Corp. 2.60%, due 5/5/24	205,000	207,867
		515,836
Diversified Financial Services 0.5%
GE Capital International Funding Co. 4.418%, due 11/15/35	550,000	556,214
National Rural Utilities Cooperative Finance Corp. 8.00%, due 3/1/32	100,000	147,252
Visa, Inc. 3.15%, due 12/14/25	475,000	495,695
		1,199,161
Electric 1.5%
CenterPoint Energy Houston Electric LLC Series K2 6.95%, due 3/15/33	100,000	141,722
Consolidated Edison Co. of New York, Inc. 5.85%, due 3/15/36	135,000	173,738
Duke Energy Carolinas LLC 5.30%, due 2/15/40	380,000	480,481
Exelon Corp. 7.60%, due 4/1/32	135,000	184,625
Florida Power & Light Co. 3.80%, due 12/15/42	235,000	251,394
Georgia Power Co. 4.75%, due 9/1/40	240,000	271,028
Ohio Power Co. Series G 6.60%, due 2/15/33	235,000	317,979
PacifiCorp 6.25%, due 10/15/37	160,000	218,940
PECO Energy Co. 5.95%, due 10/1/36	285,000	374,106
PPL Electric Utilities Corp. 3.00%, due 9/15/21	380,000	384,445
PSEG Power LLC
5.125%, due 4/15/20	110,000	111,843
8.625%, due 4/15/31	50,000	69,075
Puget Sound Energy, Inc. 6.274%, due 3/15/37	100,000	132,366
Southern California Edison Co. 4.50%, due 9/1/40	110,000	119,121
Virginia Electric & Power Co. 6.00%, due 5/15/37	330,000	431,244
Xcel Energy, Inc. 6.50%, due 7/1/36	255,000	335,437
		3,997,544
Electrical Components & Equipment 0.1%
Emerson Electric Co. 4.25%, due 11/15/20	150,000	153,612

Environmental Controls 0.1%
Republic Services, Inc. 5.00%, due 3/1/20	330,000	334,762

Food 0.3%
General Mills, Inc. 4.20%, due 4/17/28	70,000	76,213
Kraft Heinz Foods Co. 5.20%, due 7/15/45	240,000	253,430
Mondelez International, Inc. 4.00%, due 2/1/24	70,000	73,839
Tyson Foods, Inc.
3.90%, due 9/28/23	100,000	104,857
4.50%, due 6/15/22	370,000	390,181
		898,520
Forest Products & Paper 0.1%
Fibria Overseas Finance, Ltd. 4.00%, due 1/14/25	5,000	5,085
International Paper Co. 3.80%, due 1/15/26	240,000	251,673
		256,758
Gas 0.1%
NiSource, Inc. 4.80%, due 2/15/44	110,000	125,725

Health Care - Products 0.5%
Abbott Laboratories 4.90%, due 11/30/46	195,000	242,539
Becton Dickinson & Co. 3.70%, due 6/6/27	157,000	164,393
Medtronic, Inc. 3.50%, due 3/15/25	127,000	134,506
Thermo Fisher Scientific, Inc. 2.95%, due 9/19/26	285,000	288,264
Zimmer Biomet Holdings, Inc. 3.55%, due 4/1/25	475,000	490,807
		1,320,509
Health Care - Services 0.5%
Aetna, Inc. 4.125%, due 6/1/21	245,000	251,478
Anthem, Inc. 4.375%, due 12/1/47	380,000	398,031
Cigna Holding Co. 5.125%, due 6/15/20	150,000	153,225
Laboratory Corporation of America Holdings 4.625%, due 11/15/20	135,000	137,888
Quest Diagnostics, Inc. 4.75%, due 1/30/20	135,000	136,377
UnitedHealth Group, Inc. 4.75%, due 7/15/45	285,000	334,763
		1,411,762
Housewares 0.1%
Newell Brands, Inc. 3.85%, due 4/1/23	310,000	314,011

Insurance 0.6%
American International Group, Inc. 6.25%, due 5/1/36	135,000	169,494
AXA S.A. 8.60%, due 12/15/30	105,000	150,835
Chubb INA Holdings, Inc. 4.35%, due 11/3/45	285,000	337,105
Hartford Financial Services Group, Inc. 5.50%, due 3/30/20	150,000	152,850
Marsh & McLennan Cos., Inc. 2.75%, due 1/30/22	310,000	313,148
MetLife, Inc. 5.70%, due 6/15/35	135,000	175,341
Progressive Corp. 3.75%, due 8/23/21	250,000	257,683
Travelers Cos., Inc. 6.75%, due 6/20/36	100,000	143,533
		1,699,989
Internet 0.2%
Amazon.com, Inc. 3.875%, due 8/22/37	380,000	420,816

Machinery - Construction & Mining 0.1%
Caterpillar, Inc. 3.803%, due 8/15/42	285,000	305,773

Machinery - Diversified 0.1%
John Deere Capital Corp. 2.80%, due 3/6/23	285,000	290,011

Media 0.9%
Comcast Corp.
3.45%, due 10/1/21	150,000	153,760
3.999%, due 11/1/49	109,000	115,261
4.049%, due 11/1/52	359,000	382,203
4.15%, due 10/15/28	125,000	137,763
Discovery Communications LLC 6.35%, due 6/1/40	140,000	165,870
Thomson Reuters Corp. 5.85%, due 4/15/40	105,000	121,945
Time Warner Cable LLC
5.00%, due 2/1/20	235,000	237,708
6.55%, due 5/1/37	335,000	392,265
Walt Disney Co. 6.40%, due 12/15/35 (a)	490,000	682,067
		2,388,842
Mining 0.4%
Barrick PD Australia Finance Pty., Ltd. 5.95%, due 10/15/39	285,000	357,694
BHP Billiton Finance USA, Ltd. 5.00%, due 9/30/43	30,000	37,636
Newmont Goldcorp Corp. 5.125%, due 10/1/19	285,000	286,225
Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	380,000	405,970
		1,087,525
Miscellaneous - Manufacturing 0.2%
3M Co. 2.25%, due 9/19/26	135,000	132,275
Eaton Electric Holdings LLC 3.875%, due 12/15/20	150,000	152,336
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, due 5/1/20	150,000	149,960
Parker-Hannifin Corp. 3.50%, due 9/15/22	150,000	154,898
		589,469
Multi-National 1.3%
European Investment Bank
2.25%, due 8/15/22	475,000	479,820
2.375%, due 5/24/27	360,000	370,244
2.875%, due 9/15/20	475,000	479,169
Inter-American Development Bank
2.00%, due 6/2/26	35,000	35,022
6.80%, due 10/15/25	310,000	390,172
International Bank for Reconstruction & Development
2.00%, due 1/26/22	475,000	476,071
3.00%, due 9/27/23	650,000	679,135
Japan Bank for International Cooperation 2.875%, due 6/1/27	620,000	645,571
		3,555,204
Oil & Gas 2.0%
Anadarko Petroleum Corp. 5.55%, due 3/15/26	380,000	426,699
Apache Corp. 4.75%, due 4/15/43	135,000	125,329
BP Capital Markets America, Inc. 4.50%, due 10/1/20	555,000	569,329
Cenovus Energy, Inc. 5.25%, due 6/15/37	285,000	300,838
Chevron Corp. 2.411%, due 3/3/22	285,000	286,921
ConocoPhillips 5.90%, due 10/15/32	240,000	311,736
EOG Resources, Inc. 4.10%, due 2/1/21	380,000	390,657
Equinor ASA 7.75%, due 6/15/23	240,000	285,891
Exxon Mobil Corp. 3.043%, due 3/1/26	300,000	311,619
Hess Corp. 7.30%, due 8/15/31	135,000	164,922
Marathon Petroleum Corp. 5.125%, due 3/1/21	650,000	675,495
Noble Energy, Inc. 4.15%, due 12/15/21	475,000	489,610
Occidental Petroleum Corp. 3.125%, due 2/15/22	330,000	334,113
Petroleos Mexicanos 6.625%, due 6/15/35	425,000	396,631
Shell International Finance B.V. 3.75%, due 9/12/46	170,000	181,371
Suncor Energy, Inc. 6.50%, due 6/15/38	135,000	183,132
		5,434,293
Oil & Gas Services 0.1%
Halliburton Co. 3.80%, due 11/15/25	285,000	298,890

Pharmaceuticals 1.3%
AbbVie, Inc. 3.60%, due 5/14/25	545,000	562,123
Allergan Funding SCS 3.80%, due 3/15/25	380,000	393,377
AstraZeneca PLC 6.45%, due 9/15/37	135,000	184,590
Bayer U.S. Finance II LLC 4.40%, due 7/15/44 (a)	100,000	93,809
Cigna Corp. 4.125%, due 11/15/25 (a)	245,000	260,176
GlaxoSmithKline Capital, Inc. 6.375%, due 5/15/38	240,000	333,878
Johnson & Johnson 3.55%, due 3/1/36	285,000	301,172
Merck & Co., Inc. 2.75%, due 2/10/25	330,000	337,127
Pfizer, Inc. 4.10%, due 9/15/38	40,000	44,399
Shire Acquisitions Investments Ireland DAC 2.875%, due 9/23/23	380,000	383,984
Teva Pharmaceutical Finance Co. B.V. 3.65%, due 11/10/21	100,000	95,000
Wyeth LLC 6.00%, due 2/15/36	340,000	449,681
		3,439,316
Pipelines 0.9%
Energy Transfer Operating, L.P.
4.05%, due 3/15/25	475,000	494,245
5.20%, due 2/1/22	135,000	142,860
Enterprise Products Operating LLC Series B 6.875%, due 3/1/33	380,000	508,296
Kinder Morgan Energy Partners, L.P. 5.80%, due 3/15/35	555,000	643,786
Phillips 66 Partners, L.P. 4.68%, due 2/15/45	240,000	249,933
TransCanada PipeLines, Ltd. 5.85%, due 3/15/36	285,000	343,540
Williams Cos., Inc. 8.75%, due 3/15/32	114,000	162,661
		2,545,321
Real Estate Investment Trusts 0.4%
ERP Operating, L.P. 4.50%, due 6/1/45	285,000	333,543
Simon Property Group, L.P. 3.375%, due 3/15/22 (b)	605,000	620,794
Weyerhaeuser Co. 7.375%, due 3/15/32	135,000	187,278
		1,141,615
Retail 1.1%
CVS Health Corp.
4.30%, due 3/25/28	160,000	170,016
5.05%, due 3/25/48	380,000	411,870
6.25%, due 6/1/27	175,000	205,850
Home Depot, Inc. 5.875%, due 12/16/36	285,000	384,589
Lowe's Cos., Inc. 4.05%, due 5/3/47	285,000	285,765
Macy's Retail Holdings, Inc. 2.875%, due 2/15/23 (b)	225,000	221,568
McDonald's Corp.
3.375%, due 5/26/25	380,000	396,565
3.70%, due 1/30/26	135,000	144,005
Target Corp. 2.50%, due 4/15/26	120,000	121,190
Walgreens Boots Alliance, Inc. 3.45%, due 6/1/26	240,000	244,693
Walmart, Inc. 4.30%, due 4/22/44	380,000	443,920
		3,030,031
Semiconductors 0.2%
Applied Materials, Inc. 3.30%, due 4/1/27	100,000	104,555
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.20%, due 1/15/21	100,000	99,215
3.625%, due 1/15/24	285,000	287,973
QUALCOMM, Inc. 2.25%, due 5/20/20	150,000	149,873
		641,616
Software 0.9%
Fidelity National Information Services, Inc. 2.25%, due 8/15/21	327,000	325,764
Fiserv, Inc. 3.50%, due 10/1/22	100,000	103,030
Microsoft Corp. 4.25%, due 2/6/47	745,000	878,812
Oracle Corp. 2.95%, due 5/15/25	1,125,000	1,154,184
		2,461,790
Telecommunications 1.2%
America Movil S.A.B. de C.V. 3.125%, due 7/16/22	270,000	274,382
AT&T, Inc.
4.25%, due 3/1/27	20,000	21,512
4.35%, due 6/15/45	285,000	286,657
4.55%, due 3/9/49 (b)	6,000	6,178
5.15%, due 11/15/46	306,000	338,967
Cisco Systems, Inc.
3.625%, due 3/4/24	285,000	302,991
4.45%, due 1/15/20	380,000	383,756
Orange S.A. 9.00%, due 3/1/31	205,000	315,472
Telefonica Emisiones SAU 7.045%, due 6/20/36	135,000	182,044
Verizon Communications, Inc.
4.672%, due 3/15/55	398,000	450,734
4.862%, due 8/21/46	305,000	355,519
Vodafone Group PLC
4.375%, due 5/30/28	70,000	76,031
7.875%, due 2/15/30	135,000	183,196
		3,177,439
Transportation 0.8%
Burlington Northern Santa Fe LLC 5.75%, due 5/1/40	425,000	559,232
CSX Transportation, Inc. 7.875%, due 5/15/43	135,000	204,163
FedEx Corp. 3.20%, due 2/1/25	425,000	436,309
Norfolk Southern Corp. 4.837%, due 10/1/41	243,000	282,048
Union Pacific Corp. 2.75%, due 3/1/26	475,000	478,486
United Parcel Service, Inc. 3.40%, due 11/15/46	135,000	131,666
		2,091,904
Water 0.1%
American Water Capital Corp. 4.30%, due 12/1/42	150,000	163,164

Total Corporate Bonds (Cost $67,063,945)		71,826,985

Foreign Government Bonds 1.9%
Canada 0.2%
Province of Quebec Canada
2.50%, due 4/20/26	480,000	489,150
Series NJ 7.50%, due 7/15/23	120,000	143,598
		632,748
Colombia 0.3%
Colombia Government International Bond
4.00%, due 2/26/24	500,000	524,505
5.00%, due 6/15/45	200,000	222,300
		746,805
Mexico 0.4%
Mexico Government International Bond
4.15%, due 3/28/27	400,000	416,552
4.75%, due 3/8/44	540,000	557,820
		974,372
Panama 0.2%
Panama Government International Bond 3.75%, due 3/16/25	555,000	582,756

Peru 0.1%
Peruvian Government International Bond 7.35%, due 7/21/25	235,000	299,508

Philippines 0.2%
Philippine Government International Bond 4.20%, due 1/21/24	500,000	538,875

Poland 0.3%
Poland Government International Bond 3.00%, due 3/17/23	690,000	707,733

Republic of Korea 0.2%
Korea Development Bank 3.25%, due 2/19/24 (b)	630,000	653,398

Total Foreign Government Bonds (Cost $4,904,697)		5,136,195

Mortgage-Backed Securities 2.2%
Agency (Collateralized Mortgage Obligations) 0.6%
FHLMC Multifamily Structured Pass-Through Certificates
Series K031, Class A2 3.30%, due 4/25/23 (d)	800,000	830,818
Series K039, Class A2 3.303%, due 7/25/24	800,000	837,316
		1,668,134
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.6%
Bank Series 2018-BN14, Class A3 3.966%, due 9/15/60	600,000	658,667
Benchmark Mortgage Trust Series 2018-B5, Class A4 4.208%, due 7/15/51	800,000	893,115
COMM Mortgage Trust Series 2014-CR17, Class A5 3.977%, due 5/10/47	700,000	746,884
GS Mortgage Securities Trust Series 2018-GS9, Class A4 3.992%, due 3/10/51 (d)	600,000	656,236
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class A4 4.259%, due 10/15/46 (d)	600,000	642,315
Morgan Stanley Capital I Trust Series 2018-H3, Class A4 3.914%, due 7/15/51	500,000	544,593
		4,141,810
Total Mortgage-Backed Securities (Cost $5,532,815)		5,809,944

Municipal Bonds 0.4%
Texas 0.4%
Texas Transportation Commission State Highway Fund, Revenue Bonds 5.178%, due 4/1/30	900,000	1,086,066

Total Municipal Bonds (Cost $1,041,378)		1,086,066

U.S. Government & Federal Agencies 65.3%
Federal Home Loan Bank 0.4%
3.25%, due 11/16/28	925,000	1,001,653

Federal Home Loan Mortgage Corporation 0.4%
2.375%, due 1/13/22	1,000,000	1,010,263

Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.2%
2.50%, due 6/1/28	239,871	241,838
2.50%, due 1/1/31	289,597	291,705
2.50%, due 12/1/31	71,591	72,047
2.50%, due 2/1/33	352,247	354,493
2.50%, due 4/1/33	179,391	180,535
2.50%, due 6/1/33	282,507	284,307
3.00%, due 2/1/27	97,252	99,353
3.00%, due 9/1/30	250,399	255,805
3.00%, due 9/1/32	78,020	79,708
3.00%, due 12/1/32	82,252	84,009
3.00%, due 1/1/33	173,334	177,032
3.00%, due 5/1/33	177,359	181,142
3.00%, due 8/1/33	96,962	99,022
3.00%, due 9/1/33	168,950	172,391
3.00%, due 11/1/37	251,179	255,935
3.00%, due 12/1/37	87,561	89,005
3.00%, due 8/1/43	517,427	527,570
3.00%, due 4/1/45	325,885	331,276
3.00%, due 4/1/46	178,794	181,562
3.00%, due 7/1/46	151,119	153,458
3.00%, due 9/1/46	233,486	237,091
3.00%, due 10/1/46	187,789	190,680
3.00%, due 11/1/46	238,164	241,529
3.00%, due 1/1/47	81,887	83,141
3.00%, due 1/1/48	667,333	676,825
3.00%, due 2/1/48	651,449	660,522
3.00%, due 3/1/48	383,258	388,423
3.50%, due 4/1/26	126,772	130,957
3.50%, due 4/1/32	111,773	115,819
3.50%, due 7/1/33	132,938	137,727
3.50%, due 9/1/33	84,321	87,334
3.50%, due 1/1/38	176,419	182,569
3.50%, due 4/1/41	124,410	129,730
3.50%, due 3/1/42	200,144	208,706
3.50%, due 4/1/42	280,942	292,960
3.50%, due 7/1/44	105,443	109,798
3.50%, due 2/1/45	62,173	64,449
3.50%, due 9/1/45	669,827	692,614
3.50%, due 4/1/46	195,156	201,664
3.50%, due 6/1/46	147,166	152,025
3.50%, due 12/1/46	73,423	75,791
3.50%, due 6/1/47	260,445	268,707
3.50%, due 9/1/47	174,305	179,821
3.50%, due 11/1/47	124,967	128,918
3.50%, due 12/1/47	365,090	376,627
3.50%, due 1/1/48	88,382	91,139
3.50%, due 3/1/48	472,557	487,378
3.50%, due 5/1/48	459,751	473,684
3.50%, due 9/1/48	739,042	758,223
4.00%, due 8/1/21	92,435	96,028
4.00%, due 2/1/31	83,440	87,274
4.00%, due 7/1/39	224,201	237,878
4.00%, due 12/1/40	153,142	162,449
4.00%, due 2/1/41	116,051	123,100
4.00%, due 5/1/44	342,518	361,284
4.00%, due 8/1/45	147,363	155,187
4.00%, due 9/1/45	50,445	53,122
4.00%, due 4/1/47	251,130	263,173
4.00%, due 6/1/47	79,618	83,333
4.00%, due 10/1/47	129,592	135,219
4.00%, due 12/1/47	768,336	800,632
4.00%, due 1/1/48	175,037	182,522
4.00%, due 5/1/48	267,314	278,297
4.00%, due 9/1/48	889,572	921,081
4.00%, due 10/1/48	269,159	278,693
4.00%, due 12/1/48	445,973	461,769
4.50%, due 6/1/34	6,449	6,764
4.50%, due 6/1/35	33,497	36,170
4.50%, due 8/1/35	44,724	48,325
4.50%, due 5/1/38	157,935	166,871
4.50%, due 7/1/39	4,008	4,326
4.50%, due 1/1/40	195,198	210,702
4.50%, due 8/1/40	158,164	170,789
4.50%, due 2/1/41	3,976	4,293
4.50%, due 11/1/47	166,437	175,871
4.50%, due 2/1/48	164,003	172,996
4.50%, due 5/1/48	255,918	269,617
4.50%, due 6/1/48	169,353	177,619
4.50%, due 7/1/48	84,881	89,027
4.50%, due 8/1/48	431,368	453,614
5.00%, due 8/1/35	149,305	164,096
5.00%, due 6/1/37	57,455	62,627
5.00%, due 3/1/47	185,399	197,679
5.50%, due 9/1/35	39,668	44,358
5.50%, due 4/1/37	41,108	46,063
5.50%, due 4/1/38	36,229	40,510
5.50%, due 8/1/38	32,360	35,824
6.00%, due 5/1/40	62,552	71,147
6.50%, due 11/1/25	486	539
6.50%, due 5/1/26	623	692
6.50%, due 3/1/27	990	1,099
6.50%, due 5/1/31	2,463	2,733
6.50%, due 8/1/31	1,143	1,284
6.50%, due 1/1/32	10,110	11,227
6.50%, due 3/1/32	5,683	6,308
6.50%, due 4/1/32	4,005	4,445
6.50%, due 7/1/32	6,205	6,886
6.50%, due 9/1/37	10,406	11,783
7.00%, due 4/1/26	1,405	1,554
7.00%, due 7/1/26	162	174
7.00%, due 12/1/27	1,755	1,906
7.00%, due 1/1/30	226	237
7.50%, due 1/1/26	197	215
7.50%, due 2/1/32	9,214	10,547
8.00%, due 7/1/26	66	73
		19,329,075
Federal National Mortgage Association 0.5%
1.625%, due 1/21/20	250,000	249,403
1.875%, due 9/24/26 (b)	850,000	840,857
6.21%, due 8/6/38	275,000	413,497
		1,503,757
Federal National Mortgage Association (Mortgage Pass-Through Securities) 12.5%
2.50%, due 2/1/28	248,283	250,174
2.50%, due 9/1/28	85,536	86,189
2.50%, due 6/1/31	122,328	123,151
2.50%, due 9/1/31	71,349	71,829
2.50%, due 10/1/31	81,146	81,618
2.50%, due 12/1/31	72,049	72,534
2.50%, due 1/1/32	149,140	150,003
2.50%, due 8/1/32	260,415	261,930
2.50%, due 11/1/32	264,659	266,196
2.50%, due 5/1/43	123,638	122,648
3.00%, due 8/1/21	54,055	55,128
3.00%, due 11/1/23	70,759	72,163
3.00%, due 12/1/24	40,908	41,720
3.00%, due 4/1/25	59,316	60,494
3.00%, due 2/1/29	80,440	82,122
3.00%, due 8/1/30	147,420	150,520
3.00%, due 4/1/31	114,193	116,481
3.00%, due 3/1/32	72,095	73,608
3.00%, due 6/1/32	62,160	63,396
3.00%, due 12/1/32	79,942	81,599
3.00%, due 1/1/33	186,286	190,153
3.00%, due 9/1/33	222,268	226,680
3.00%, due 4/1/35	212,730	216,629
3.00%, due 6/1/36	301,099	306,625
3.00%, due 9/1/42	1,057,323	1,077,411
3.00%, due 8/1/43	657,272	669,761
3.00%, due 9/1/43	624,652	636,498
3.00%, due 9/1/45	197,756	200,824
3.00%, due 7/1/46	149,883	152,118
3.00%, due 9/1/46	246,608	250,266
3.00%, due 11/1/46	404,226	410,182
3.00%, due 12/1/46	80,808	81,746
3.00%, due 1/1/47	66,301	67,278
3.00%, due 8/1/47	879,713	892,737
3.00%, due 10/1/47	726,593	737,387
3.00%, due 4/1/49 TBA (e)	500,000	504,268
3.50%, due 2/1/21	17,265	17,827
3.50%, due 11/1/25	93,583	96,624
3.50%, due 11/1/27	49,152	51,072
3.50%, due 7/1/29	35,004	36,278
3.50%, due 5/1/31	173,977	180,730
3.50%, due 5/1/33	166,467	172,369
3.50%, due 6/1/33	168,359	174,247
3.50%, due 9/1/33	172,406	178,391
3.50%, due 12/1/40	156,173	162,740
3.50%, due 12/1/41	147,794	154,002
3.50%, due 3/1/42	346,902	361,423
3.50%, due 10/1/43	326,664	340,312
3.50%, due 11/1/43	136,910	142,628
3.50%, due 1/1/44	149,688	155,930
3.50%, due 5/1/45	686,668	717,757
3.50%, due 8/1/45	622,055	642,802
3.50%, due 9/1/45	145,311	150,153
3.50%, due 10/1/45	58,423	60,367
3.50%, due 11/1/45	136,652	141,154
3.50%, due 1/1/46	139,937	144,496
3.50%, due 2/1/46	222,196	229,461
3.50%, due 3/1/46	108,020	111,556
3.50%, due 4/1/46	202,887	209,622
3.50%, due 9/1/46	530,890	552,428
3.50%, due 7/1/47	89,247	92,023
3.50%, due 10/1/47	227,465	234,483
3.50%, due 11/1/47	1,586,824	1,636,598
3.50%, due 12/1/47	174,708	180,047
3.50%, due 1/1/48	90,083	92,884
3.50%, due 3/1/48	503,290	518,878
3.50%, due 4/1/48	567,700	586,983
3.50%, due 5/1/48	441,816	454,294
3.50%, due 10/1/48	338,293	347,259
3.50%, due 3/1/49 TBA (e)	1,250,000	1,280,371
4.00%, due 3/1/22	31,817	33,039
4.00%, due 12/1/24	180,166	187,115
4.00%, due 3/1/25	51,360	53,334
4.00%, due 1/1/31	75,544	79,002
4.00%, due 8/1/38	353,497	368,165
4.00%, due 6/1/39	196,417	208,116
4.00%, due 12/1/39	250,714	265,642
4.00%, due 9/1/40	197,922	209,818
4.00%, due 3/1/41	353,493	374,734
4.00%, due 11/1/44	192,532	202,878
4.00%, due 11/1/45	117,472	123,642
4.00%, due 12/1/45	103,167	108,573
4.00%, due 6/1/46	111,639	117,416
4.00%, due 7/1/46	44,950	46,921
4.00%, due 9/1/46	155,609	163,429
4.00%, due 4/1/47	48,841	51,080
4.00%, due 5/1/47	366,472	383,672
4.00%, due 9/1/47	84,156	87,836
4.00%, due 10/1/47	158,962	166,498
4.00%, due 11/1/47	259,924	270,820
4.00%, due 1/1/48	640,596	666,874
4.00%, due 5/1/48 TBA (e)	1,800,000	1,863,233
4.00%, due 6/1/48	898,015	932,391
4.00%, due 7/1/48	899,243	930,562
4.00%, due 8/1/48	89,307	92,425
4.00%, due 9/1/48	905,086	938,205
4.00%, due 10/1/48	183,634	190,029
4.00%, due 1/1/49	271,855	281,324
4.50%, due 11/1/22	790	810
4.50%, due 4/1/24	13,607	13,945
4.50%, due 3/1/30	75,266	80,374
4.50%, due 3/1/40	368,496	397,650
4.50%, due 4/1/41	86,681	90,599
4.50%, due 9/1/41	63,001	66,592
4.50%, due 8/1/44	71,393	76,899
4.50%, due 11/1/44	57,729	61,815
4.50%, due 7/1/46	77,474	82,006
4.50%, due 5/1/47	66,780	70,524
4.50%, due 7/1/47	56,685	59,866
4.50%, due 8/1/47	127,922	135,174
4.50%, due 2/1/48	414,737	437,261
4.50%, due 4/1/48	161,683	169,914
4.50%, due 5/1/48	166,896	175,947
4.50%, due 6/1/48	205,897	216,392
4.50%, due 8/1/48	253,208	266,116
4.50%, due 11/1/48	271,757	284,856
4.50%, due 12/1/48	92,736	97,406
5.00%, due 8/1/31	124,596	132,296
5.00%, due 7/1/35	83,623	91,785
5.00%, due 7/1/37	135,460	147,717
5.00%, due 8/1/38	48,915	53,719
5.00%, due 1/1/48	364,031	395,091
5.00%, due 4/1/48	72,043	77,427
5.00%, due 5/1/48	166,981	177,845
5.50%, due 5/1/35	52,438	56,419
5.50%, due 11/1/36	13,050	14,578
5.50%, due 8/1/37	106,813	119,447
5.50%, due 9/1/48	397,375	426,421
6.00%, due 7/1/36	27,577	30,312
6.00%, due 12/1/36	12,447	14,155
6.00%, due 4/1/37	38,799	44,164
6.00%, due 8/1/37	13,993	15,875
6.00%, due 12/1/37	46,867	53,081
6.50%, due 8/1/32	18,595	20,858
6.50%, due 8/1/35	12,943	14,356
6.50%, due 8/1/36	247	275
6.50%, due 8/1/37	2,724	3,021
6.50%, due 10/1/37	464	514
6.50%, due 11/1/37	6,235	6,916
6.50%, due 12/1/37	10,681	12,433
7.50%, due 7/1/30	3,697	3,782
7.50%, due 7/1/31	10,618	11,755
8.00%, due 6/1/25	43	46
8.00%, due 9/1/25	399	429
8.00%, due 9/1/26	1,571	1,749
8.00%, due 10/1/26	56	57
8.00%, due 11/1/26	133	133
		33,619,830
Government National Mortgage Association (Mortgage Pass-Through Securities) 8.0%
2.50%, due 1/20/47	79,845	79,818
3.00%, due 1/20/43	212,901	219,420
3.00%, due 8/15/43	42,419	43,487
3.00%, due 8/20/43	407,312	419,616
3.00%, due 9/15/43	92,052	94,369
3.00%, due 3/20/45	104,772	107,586
3.00%, due 7/20/45	171,166	175,768
3.00%, due 2/20/46	71,335	73,254
3.00%, due 8/20/46	718,011	737,283
3.00%, due 9/20/46	304,815	313,176
3.00%, due 10/20/46	873,056	896,481
3.00%, due 11/20/46	79,607	81,743
3.00%, due 12/15/46	188,821	192,959
3.00%, due 12/20/46	225,465	231,509
3.00%, due 5/20/47	56,136	57,549
3.00%, due 12/20/47	473,750	484,577
3.00%, due 3/20/48	569,546	582,563
3.50%, due 6/20/42	314,496	329,747
3.50%, due 4/15/43	138,150	143,729
3.50%, due 8/20/43	147,256	153,771
3.50%, due 11/20/43	403,248	420,799
3.50%, due 4/20/45	190,780	198,522
3.50%, due 7/20/45	319,880	332,541
3.50%, due 11/20/45	351,241	364,783
3.50%, due 12/20/45	443,248	461,256
3.50%, due 1/20/46	163,423	169,682
3.50%, due 11/20/46	201,293	208,990
3.50%, due 1/20/47	1,291,268	1,340,168
3.50%, due 5/20/47	785,646	814,312
3.50%, due 9/20/47	892,894	924,070
3.50%, due 10/20/47	1,092,465	1,130,271
3.50%, due 5/15/48	75,585	78,305
3.50%, due 9/20/48	90,477	93,600
3.50%, due 11/20/48	96,893	100,238
3.50%, due 2/1/49 TBA (e)	500,000	517,012
4.00%, due 9/15/40	143,739	152,578
4.00%, due 12/15/41	57,845	61,443
4.00%, due 1/20/42	454,035	481,655
4.00%, due 10/20/43	92,643	97,924
4.00%, due 8/20/44	210,973	221,985
4.00%, due 4/20/45	79,634	84,115
4.00%, due 12/20/45	44,797	47,310
4.00%, due 1/20/46	45,367	47,911
4.00%, due 2/20/46	44,973	47,328
4.00%, due 2/20/47	67,265	70,329
4.00%, due 4/20/47	157,994	165,333
4.00%, due 5/20/47	77,356	80,831
4.00%, due 7/20/47	76,977	80,329
4.00%, due 11/20/47	627,902	655,503
4.00%, due 12/20/47	327,664	342,131
4.00%, due 5/1/48 TBA (e)	1,000,000	1,038,633
4.00%, due 5/20/48	257,235	267,602
4.00%, due 8/20/48	791,432	822,277
4.00%, due 9/20/48	441,477	458,683
4.50%, due 4/15/39	109,298	118,052
4.50%, due 5/20/39	105,481	112,849
4.50%, due 6/20/40	72,530	77,689
4.50%, due 9/15/40	43,395	46,832
4.50%, due 7/20/41	121,621	130,252
4.50%, due 9/20/43	72,662	77,607
4.50%, due 5/20/47	59,973	62,896
4.50%, due 8/15/47	71,832	77,316
4.50%, due 11/15/47	194,612	205,986
4.50%, due 11/20/47	221,850	232,522
4.50%, due 1/20/48	367,471	384,018
4.50%, due 4/20/48	158,034	164,883
4.50%, due 5/20/48	309,286	322,363
4.50%, due 6/20/48	165,576	172,628
4.50%, due 8/20/48	327,202	341,185
5.00%, due 4/20/33	25,205	27,144
5.00%, due 8/15/33	24,104	25,610
5.00%, due 6/20/36	1,679	1,807
5.00%, due 8/15/39	81,492	90,154
5.00%, due 9/20/40	134,866	148,314
5.00%, due 11/15/47	97,425	102,596
5.00%, due 11/20/47	79,066	84,316
5.00%, due 3/20/48	66,739	70,581
5.00%, due 6/20/48	215,133	225,522
5.00%, due 8/20/48	154,054	162,317
5.50%, due 3/15/33	74,541	82,928
5.50%, due 7/20/34	27,031	29,978
5.50%, due 12/20/35	46,605	52,335
6.00%, due 3/20/29	7,841	8,783
6.00%, due 12/15/32	5,575	6,244
6.00%, due 1/20/35	24,356	28,025
6.50%, due 6/15/35	507	576
8.00%, due 6/15/26	63	68
8.00%, due 10/15/26	58	59
8.00%, due 5/15/27	49	50
8.00%, due 7/15/27	142	145
8.00%, due 9/15/27	174	188
8.50%, due 7/15/26	489	537
8.50%, due 11/15/26	3,893	3,919
		21,476,128
United States Treasury Bonds 6.4%
2.75%, due 8/15/47	2,400,000	2,503,031
3.00%, due 11/15/44	1,485,000	1,621,434
3.00%, due 11/15/45	75,000	82,014
3.00%, due 5/15/47	585,000	640,438
3.00%, due 2/15/48	3,110,000	3,404,843
3.00%, due 8/15/48	125,000	137,012
3.00%, due 2/15/49	1,475,000	1,618,870
3.125%, due 5/15/48	2,225,000	2,494,694
3.375%, due 5/15/44	250,000	290,352
3.375%, due 11/15/48	775,000	911,503
4.50%, due 2/15/36	2,700,000	3,557,988
		17,262,179
United States Treasury Notes 29.9%
1.125%, due 6/30/21	915,000	901,525
1.25%, due 8/31/19	650,000	649,507
1.375%, due 9/30/19	950,000	948,782
1.375%, due 3/31/20	50,000	49,750
1.375%, due 9/15/20	475,000	471,567
1.50%, due 6/15/20	250,000	248,643
1.50%, due 7/15/20	275,000	273,507
1.50%, due 8/15/20	650,000	646,318
1.50%, due 2/28/23	75,000	74,092
1.625%, due 3/15/20	850,000	847,178
1.625%, due 10/15/20	1,200,000	1,194,328
1.625%, due 8/31/22	325,000	322,727
1.625%, due 4/30/23	400,000	396,625
1.75%, due 11/15/20	950,000	946,846
1.75%, due 7/31/21	2,400,000	2,393,437
1.75%, due 6/15/22	950,000	947,810
1.75%, due 7/15/22	4,350,000	4,337,766
1.75%, due 7/31/24	2,050,000	2,040,871
1.875%, due 12/15/20	1,800,000	1,796,976
1.875%, due 1/31/22	400,000	399,953
1.875%, due 7/31/22	950,000	950,482
1.875%, due 9/30/22	925,000	925,867
2.00%, due 10/31/22	675,000	677,979
2.00%, due 11/30/22	75,000	75,343
2.125%, due 5/31/21	850,000	853,055
2.125%, due 6/30/21	1,200,000	1,204,641
2.125%, due 5/15/22	800,000	805,781
2.125%, due 12/31/22	225,000	227,065
2.125%, due 5/15/25	1,485,000	1,503,794
2.125%, due 5/31/26	2,650,000	2,682,711
2.25%, due 3/31/20	250,000	250,185
2.25%, due 2/15/21	75,000	75,308
2.25%, due 3/31/21	200,000	200,977
2.25%, due 4/15/22	200,000	202,008
2.25%, due 11/15/25	4,460,000	4,549,026
2.25%, due 11/15/27	50,000	51,016
2.375%, due 4/15/21	1,675,000	1,686,712
2.375%, due 4/30/26	775,000	796,888
2.375%, due 5/15/29	2,115,000	2,181,094
2.50%, due 6/30/20	1,000,000	1,003,750
2.50%, due 1/15/22	1,000,000	1,014,727
2.50%, due 2/15/22	3,225,000	3,275,139
2.625%, due 8/31/20	750,000	754,189
2.625%, due 7/15/21	3,435,000	3,481,292
2.625%, due 6/30/23	925,000	951,955
2.625%, due 2/15/29	150,000	157,822
2.75%, due 9/30/20	3,550,000	3,579,260
2.75%, due 8/15/21	2,400,000	2,440,219
2.75%, due 9/15/21	1,550,000	1,578,033
2.75%, due 4/30/23	2,000,000	2,064,453
2.75%, due 5/31/23	1,000,000	1,032,930
2.75%, due 7/31/23	3,520,000	3,641,137
2.75%, due 8/31/23	450,000	465,838
2.75%, due 6/30/25	400,000	418,953
2.75%, due 2/15/28	1,000,000	1,059,844
2.875%, due 10/31/20	900,000	909,422
2.875%, due 10/15/21	750,000	765,850
2.875%, due 11/15/21	5,650,000	5,775,139
2.875%, due 4/30/25	2,450,000	2,580,922
2.875%, due 5/31/25	175,000	184,427
2.875%, due 7/31/25	1,700,000	1,793,234
2.875%, due 5/15/28	550,000	588,801
2.875%, due 8/15/28	425,000	455,431
3.00%, due 9/30/25	125,000	132,900
3.125%, due 11/15/28	725,000	792,969
		80,686,776
Total U.S. Government & Federal Agencies (Cost $171,434,541)		175,889,661

Total Long-Term Bonds (Cost $251,870,186)		261,661,133

	Shares
Exchange-Traded Funds 1.3%
iShares Intermediate-Term Corporate Bond ETF	30,065	1,713,705
iShares Long-Term Corporate Bond ETF	27,766	1,778,134

Total Exchange-Traded Funds (Cost $3,483,109)		3,491,839

	Principal Amount
Short-Term Investments 4.3%
Repurchase Agreement 0.5%
RBC Capital Markets 2.50%, dated 7/31/19 due 8/1/19 Proceeds at Maturity $1,326,092 (Collateralized by United States Treasury Note with a rate of 2.375% and a maturity date of 3/15/22, with a Principal Amount of $1,320,700. and a Market Value of $1,352,673)	$1,326,000	1,326,000

Total Repurchase Agreement (Cost $1,326,000)		1,326,000

U.S. Government & Federal Agency 3.3%
Federal Farm Credit Discount Notes 2.18%, due 8/1/19 (f)(g)	9,000,000	9,000,000

Total U.S. Government & Federal Agency (Cost $9,000,000)		9,000,000

	Shares
Unaffiliated Investment Company 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (f)(h)	1,263,428	1,263,428

Total Unaffiliated Investment Company (Cost $1,263,428)		1,263,428

Total Short-Term Investments (Cost $11,589,428)		11,589,428

Total Investments (Cost $266,942,723)	102.7%	276,742,400
Other Assets, Less Liabilities	(2.7)	(7,267,866)
Net Assets	100.0%	$269,474,534

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of July 31, 2019, the aggregate market value of securities on loan was $1,236,641. The Fund received cash collateral with a value of $1,263,428.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of July 31, 2019.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(e)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of July 31, 2019, the total net market value of these securities was $5,203,517, which represented 1.9% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(f)	Current yield as of July 31, 2019.
(g)	Interest rate shown represents yield to maturity.
(h)	Represents security purchased with cash collateral received for securities on loan.

As of July 31, 2019, the Portfolio held the following futures contracts[1]:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]

Long Contracts

5-Year United States Treasury Note	90	September 2019	$10,512,260	$10,579,922	$67,662
10-Year United States Treasury Note	22	September 2019	2,776,664	2,803,282	26,618
10-Year United States Treasury Ultra Note	24	September 2019	3,247,355	3,308,250	60,895
United States Treasury Ultra Bond	26	September 2019	4,458,830	4,616,625	157,795
Total Long Contracts					312,970

Short Contracts

2-Year United States Treasury Note	(29)	September 2019	(6,208,227)	(6,217,781)	(9,554)
United States Treasury Long Bond	(30)	September 2019	(4,529,477)	(4,667,813)	(138,336)
Total Short Contracts					(147,890)
Net Unrealized Appreciation					$165,080

1.	As of July 31, 2019, cash in the amount of $145,979 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2019.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,912,282	$—	$1,912,282
Corporate Bonds	—	71,826,985	—	71,826,985
Foreign Government Bonds	—	5,136,195	—	5,136,195
Mortgage-Backed Securities	—	5,809,944	—	5,809,944
Municipal Bonds	—	1,086,066	—	1,086,066
U.S. Government & Federal Agencies	—	175,889,661	—	175,889,661
Total Long-Term Bonds	—	261,661,133	—	261,661,133
Exchange-Traded Funds	3,491,839	—	—	3,491,839
Short-Term Investments
Repurchase Agreement	—	1,326,000	—	1,326,000
U.S. Government & Federal Agency	—	9,000,000	—	9,000,000
Unaffiliated Investment Company	1,263,428	—	—	1,263,428
Total Short-Term Investments	1,263,428	10,326,000	—	11,589,428
Total Investments in Securities	4,755,267	271,987,133	—	276,742,400
Other Financial Instruments
Futures Contracts (b)	312,970	—	—	312,970
Total Investments in Securities and Other Financial Instruments	$5,068,237	$271,987,133	$—	$277,055,370

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(147,890)	$—	$—	$(147,890)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay California Tax Free Opportunities Fund
Portfolio of Investments July 31, 2019 (Unaudited)

	Principal Amount	Value
Municipal Bonds 96.0% †
Long-Term Municipal Bonds 91.5%
Airport 7.2%
Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds Series C, Insured: AGM 6.00%, due 10/1/34 (a)	$1,000,000	$1,169,180
California Municipal Finance Authority, LAX Integrated Express Solutions Project, Revenue Bonds (a)
Insured: AGM 3.25%, due 12/31/32	1,000,000	1,045,910
5.00%, due 6/30/31	3,100,000	3,770,344
City of Los Angeles, Department of Airports, International Airport, Revenue Bonds Series B 5.00%, due 5/15/31	1,500,000	1,545,765
City of Los Angeles, Department of Airports, Los Angeles International Airport, Revenue Bonds (a)
Series B 5.00%, due 5/15/25	710,000	852,178
Series D 5.00%, due 5/15/26	1,000,000	1,225,280
Series A 5.00%, due 5/15/29	3,125,000	4,017,500
Series A 5.00%, due 5/15/31	2,815,000	3,427,600
Series A 5.25%, due 5/15/48	1,375,000	1,661,385
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds (a)
Series A 5.00%, due 3/1/41	2,500,000	2,929,350
Series A 5.00%, due 3/1/47	4,390,000	5,104,472
Series A-1 5.25%, due 3/1/22	3,200,000	3,411,424
Orange County Airport Revenue, Revenue Bonds Series A 5.00%, due 7/1/29	425,000	540,562
Palm Springs Airport Passenger Facilities, Palm Springs International Airport, Revenue Bonds (a)
Insured: BAM 5.00%, due 6/1/27	1,205,000	1,431,191
Insured: BAM 5.00%, due 6/1/30	640,000	754,112
Insured: BAM 5.00%, due 6/1/31	1,130,000	1,327,581
Sacramento County, California Airport System, Revenue Bonds Series C 5.00%, due 7/1/38 (a)	3,000,000	3,630,480
San Francisco City & County International Airports Commission, Revenue Bonds
Series D 5.00%, due 5/1/30	2,595,000	3,410,193
Series D 5.00%, due 5/1/31	2,200,000	2,859,274
Series D 5.00%, due 5/1/38	4,600,000	5,736,200
		49,849,981
Development 1.7%
California Health Facilities Financing Authority, Los Angeles Biomedical Research Institute, Revenue Bonds
5.00%, due 9/1/30	1,300,000	1,598,064
5.00%, due 9/1/31	1,365,000	1,661,314
5.00%, due 9/1/32	1,435,000	1,738,660
5.00%, due 9/1/34	1,590,000	1,907,841
California Statewide Communities Development Authority, Revenue Bonds Insured: AGM 5.00%, due 11/15/49	1,000,000	1,135,140
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds Series C 2.625%, due 11/1/33 (b)	1,655,000	1,714,415
City of Irvine, Special Assessment 5.00%, due 9/2/44	1,800,000	2,210,004
		11,965,438
Education 3.5%
California Enterprise Development Authority, Thacher School Project, Revenue Bonds 4.00%, due 9/1/44	3,450,000	3,844,093
California Municipal Finance Authority, Creative Center Los Altos Project, Pinewood & Oakwood Schools, Revenue Bonds (c)
Series B 4.00%, due 11/1/36	400,000	410,624
Series B 4.50%, due 11/1/46	1,600,000	1,664,112
California Municipal Finance Authority, Palmdale Aerospace Academy Projects, Revenue Bonds 5.00%, due 7/1/46 (c)	795,000	867,138
California Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	500,000	523,655
California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds Insured: AGM (zero coupon), due 8/1/49	7,905,000	2,340,275
California School Finance Authority, Aspire Public Schools, Revenue Bonds (c)
5.00%, due 8/1/27	500,000	579,310
5.00%, due 8/1/28	700,000	809,648
5.00%, due 8/1/36	600,000	672,636
5.00%, due 8/1/41	750,000	832,695
5.00%, due 8/1/46	975,000	1,079,608
California School Finance Authority, Charter School Classical Academies Project, Revenue Bonds Series A 5.00%, due 10/1/37 (c)	1,485,000	1,663,185
California School Finance Authority, Grimmway Schools Obligation, Revenue Bonds Series A 5.00%, due 7/1/46 (c)	750,000	810,878
California School Finance Authority, High Tech High Learning Project, Revenue Bonds (c)
Series A 5.00%, due 7/1/37	500,000	574,905
Series A 5.00%, due 7/1/49	500,000	565,830
California School Finance Authority, KIPP LA Projects, Revenue Bonds Series A 5.00%, due 7/1/34	600,000	670,002
California State Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds (c)
Series A 5.00%, due 5/1/36	1,275,000	1,397,808
Series A 5.00%, due 5/1/46	1,325,000	1,430,232
California State Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects, Revenue Bonds 5.00%, due 7/1/36 (c)	1,300,000	1,438,970
Oxnard California School District, COPS, Property Acquisition and Improvement Project, Certificate of Participation Insured: BAM 2.00%, due 8/1/45 (b)	1,000,000	1,062,380
San Marcos School Financing Authority, Revenue Bonds Insured: AGM 5.25%, due 8/15/40	1,000,000	1,216,470
		24,454,454
General 17.4%
Anaheim Public Financing Authority, Revenue Bonds
Series A 5.00%, due 5/1/33	1,000,000	1,164,160
Series A, Insured: BAM 5.00%, due 9/1/35	4,500,000	5,501,790
California Infrastructure & Economic Development Bank, The Salvation Army Western Territory, Revenue Bonds
4.00%, due 9/1/33	1,225,000	1,369,048
4.00%, due 9/1/34	1,000,000	1,110,290
California Municipal Finance Authority, Orange County Civic Center Infrastructure Program, Revenue Bonds 5.00%, due 6/1/37	2,085,000	2,563,111
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds Series A 6.375%, due 11/1/43	500,000	578,680
Cathedral City Redevelopment Agency Successor Agency, Merged Redevelopment Project Area, Tax Allocation
Series A, Insured: AGM 5.00%, due 8/1/26	1,000,000	1,169,500
Series A, Insured: AGM 5.00%, due 8/1/34	1,000,000	1,145,140
City of Irvine, Community Facilities District, Special Tax 5.00%, due 9/1/49	1,385,000	1,517,143
Coronado Community Development Successor Agency, Tax Allocation Series A 5.00%, due 9/1/33	570,000	674,692
County of Los Angeles CA, Vermont Corridor County Administration Building, Revenue Bonds Series A 5.00%, due 12/1/38	1,910,000	2,341,545
Del Mar California Race Track Authority, Revenue Bonds
5.00%, due 10/1/30	1,000,000	1,128,680
5.00%, due 10/1/38	1,800,000	1,803,744
Greenfield Redevelopment Agency, Tax Allocation Insured: BAM 4.00%, due 2/1/26	285,000	332,749
Livermore Valley Water Financing Authority, Revenue Bonds Series A 5.00%, due 7/1/47	3,945,000	4,732,580
Lodi CA, Public Financing Authority, Revenue Bonds
Insured: AGM 5.00%, due 9/1/31	1,330,000	1,678,300
Insured: AGM 5.00%, due 9/1/32	1,650,000	2,074,248
Madera Redevelopment Agency, Tax Allocation Series A 5.00%, due 9/1/37	1,180,000	1,452,969
Montclair Financing Authority, Public Facilities Project, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	1,000,000	1,159,950
Mountain View, Shoreline Regional Park Community, Tax Allocation Series A, Insured: AGM 5.00%, due 8/1/36	1,645,000	2,053,569
Orange County Local Transportation Authority, Revenue Bonds 4.00%, due 2/15/38	10,000,000	11,278,300
Pico Rivera Public Financing Authority, Revenue Bonds Insured: NATL-RE 5.25%, due 9/1/34	1,560,000	1,906,663
Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/36	1,100,000	1,103,223
Puerto Rico Infrastructure Financing Authority, Revenue Bonds
Series C, Insured: AMBAC 5.50%, due 7/1/24	70,000	75,688
Series C, Insured: AMBAC 5.50%, due 7/1/26	455,000	498,989
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1 4.50%, due 7/1/34	1,500,000	1,551,510
Series A-1 5.00%, due 7/1/58	10,465,000	10,490,639
Riverside County Public Financing Authority, Project Area No. 1 Desert Communities & Interstate 215 Corridor Project, Tax Allocation Series A, Insured: BAM 4.00%, due 10/1/32	1,050,000	1,152,848
Riverside County Public Financing Authority, Tax Allocation Series A, Insured: BAM 4.00%, due 10/1/40	1,000,000	1,090,900
Riverside County Transportation Commission, Limited Tax, Revenue Bonds Series A 5.25%, due 6/1/39	1,000,000	1,161,770
Sacramento Transient Occupancy Tax Revenue, Convention Center Complex, Revenue Bonds Series C 5.00%, due 6/1/48	4,860,000	5,781,213
San Bernardino County Financing Authority, Court House Facilities Project, Revenue Bonds Series C, Insured: NATL-RE 5.50%, due 6/1/37	1,215,000	1,356,001
San Diego Association of Governments, Revenue Bonds 1.80%, due 11/15/27	6,000,000	6,042,000
San Diego County Regional Transportation Commission, Revenue Bonds Series A 5.00%, due 4/1/48	11,155,000	13,139,251
San Francisco City & County Redevelopment Agency, Mission Bay South Redevelopment Project, Tax Allocation Series C 5.00%, due 8/1/36	1,250,000	1,474,625
San Joaquin County Transportation Authority, Sales Tax Revenue, Revenue Bonds Series K 5.00%, due 3/1/37	1,705,000	2,066,631
San Mateo County Joint Powers Financing Authority, Capital Projects, Revenue Bonds Series A 5.00%, due 7/15/43	3,000,000	3,645,630
South Orange County Public Financing Authority, Special Tax Series A 5.00%, due 8/15/32	775,000	839,775
Stockton Public Financing Authority, Water Revenue, Revenue Bonds
Series A, Insured: BAM 4.00%, due 10/1/37	2,500,000	2,744,875
Series A, Insured: BAM 5.00%, due 10/1/32	1,275,000	1,591,761
Series A, Insured: BAM 5.00%, due 10/1/34	1,500,000	1,855,650
Territory of Guam, Business Privilege Tax, Revenue Bonds Series B1 5.00%, due 1/1/27	1,500,000	1,590,060
Territory of Guam, Hotel Occupancy Tax, Revenue Bonds Series A 6.50%, due 11/1/40	1,740,000	1,861,556
Territory of Guam, Revenue Bonds Series A 5.125%, due 1/1/42	2,890,000	3,012,131
Territory of Guam, Section 30, Revenue Bonds Series A 5.00%, due 12/1/32	2,000,000	2,258,020
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A 5.00%, due 10/1/25	620,000	627,638
Subseries A 6.00%, due 10/1/39	800,000	790,000
Series A 6.625%, due 10/1/29	300,000	300,774
Series A 6.75%, due 10/1/37	2,450,000	2,450,809
Virgin Islands Public Finance Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/32	1,205,000	1,311,522
		120,602,340
General Obligation 8.7%
California State, Unlimited General Obligation
5.00%, due 11/1/27	2,380,000	3,051,826
5.00%, due 4/1/28	2,930,000	3,784,886
5.00%, due 4/1/31	7,500,000	10,108,050
5.00%, due 8/1/36	4,500,000	5,617,665
5.00%, due 8/1/37	2,900,000	3,606,382
Coast Community College District, Election 2012, Unlimited General Obligation Series D 4.50%, due 8/1/39	500,000	582,715
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A, Insured: AGM 4.00%, due 7/1/22	115,000	117,602
Insured: AMBAC 4.50%, due 7/1/23	450,000	450,306
Series A, Insured: AGC 5.00%, due 7/1/23	270,000	277,166
Series A-4, Insured: AGM 5.00%, due 7/1/31	410,000	416,609
Series A, Insured: AGM 5.00%, due 7/1/35	2,175,000	2,267,633
Series C, Insured: AGM 5.25%, due 7/1/26	445,000	465,595
Series A-4, Insured: AGM 5.25%, due 7/1/30	175,000	178,182
Series A, Insured: AGM 5.50%, due 7/1/27	620,000	649,785
Hartnell Community College District, Unlimited General Obligation Series A (zero coupon), due 8/1/37	2,500,000	1,273,600
Kern Community College District, Safety Repair & Improvement, Unlimited General Obligation Series C 5.75%, due 11/1/34	650,000	780,767
Los Angeles Community College District, Unlimited General Obligation
Series I 4.00%, due 8/1/33	2,865,000	3,268,994
Series I 4.00%, due 8/1/34	4,000,000	4,539,920
Los Rios Community College District, Unlimited General Obligation
Series D 4.00%, due 8/1/35	250,000	284,043
Series D 4.00%, due 8/1/39	1,000,000	1,111,180
Mount San Jacinto Community College District, Election 2014, Unlimited General Obligation Series B 4.00%, due 8/1/38	1,985,000	2,245,174
North Orange County Community College District, Unlimited General Obligation
Series B 4.00%, due 8/1/32	450,000	542,052
Series B 4.00%, due 8/1/33	300,000	356,433
Palo Verde Community College District, Election 2014, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 8/1/45	500,000	536,915
Palomar Community College District, Election 2006, Unlimited General Obligation Series B (zero coupon), due 8/1/39	2,000,000	2,256,000
Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, Insured: AGM 5.25%, due 8/1/21	300,000	305,805
Puerto Rico Public Buildings Authority, Revenue Bonds Insured: AGC, AGM 5.25%, due 7/1/20	475,000	484,851
San Francisco Bay Area Rapid Transit District, Election 2016, Green Bonds, Unlimited General Obligation Series A-1 5.00%, due 8/1/47	2,330,000	2,797,375
Santa Monica Community College District, Election 2016, Unlimited General Obligation Series A 4.00%, due 8/1/47	1,250,000	1,379,587
Southwestern Community College District, Unlimited General Obligation Series A 4.00%, due 8/1/47	2,000,000	2,177,660
Tahoe Forest, California Hospital District, Unlimited General Obligation 5.00%, due 8/1/29	1,815,000	2,244,919
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series A 5.00%, due 10/1/32	1,250,000	1,193,750
Virgin Islands Public Finance Authority, Revenue Bonds Series A 5.00%, due 10/1/29	1,500,000	1,455,000
		60,808,427
Higher Education 4.6%
California Educational Facilities Authority, Claremont McKenna College, Revenue Bonds Series A 4.00%, due 1/1/39	1,800,000	1,954,746
California Educational Facilities Authority, Loma Linda University, Revenue Bonds
Series A 5.00%, due 4/1/23	570,000	646,648
Series A 5.00%, due 4/1/24	280,000	327,289
California Educational Facilities Authority, Loyola Marymount University, Revenue Bonds
Series B 5.00%, due 10/1/31	525,000	661,915
Series B 5.00%, due 10/1/35	640,000	793,005
California Educational Facilities Authority, Mount St. Mary's University, Revenue Bonds Series A 5.00%, due 10/1/38	620,000	753,604
California Municipal Finance Authority, California Lutheran University, Revenue Bonds
5.00%, due 10/1/31	235,000	290,270
5.00%, due 10/1/33	225,000	275,512
5.00%, due 10/1/35	225,000	273,148
5.00%, due 10/1/36	285,000	344,522
5.00%, due 10/1/37	310,000	372,790
California Municipal Finance Authority, Pomona College, Revenue Bonds 4.00%, due 1/1/43	10,000,000	11,090,600
California State Municipal Finance Authority, California Baptist University, Revenue Bonds Series A 5.00%, due 11/1/46 (c)	1,000,000	1,128,660
California State Municipal Finance Authority, National University, Revenue Bonds Series A 5.00%, due 4/1/31	1,000,000	1,256,370
California State Municipal Finance Authority, Southern California Institute of Architecture Project, Revenue Bonds 5.00%, due 12/1/38	845,000	996,982
California State Municipal Finance Authority, University of La Verne, Revenue Bonds Series A 4.00%, due 6/1/47	1,000,000	1,090,270
California State University, Systemwide, Revenue Bonds
Series A 4.00%, due 11/1/37	2,375,000	2,639,337
Series A 5.00%, due 11/1/42	2,780,000	3,334,332
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds 5.875%, due 11/1/43	1,000,000	1,126,550
Rio Hondo Community College District, Election 2004, Unlimited General Obligation Series C (zero coupon), due 8/1/42	2,000,000	2,390,100
		31,746,650
Housing 2.3%
California Community College Financing Authority, Orange Coast College Project, Revenue Bonds 5.00%, due 5/1/29	800,000	972,376
California Municipal Finance Authority, Mobile Home Park Senior Caritas Projects, Revenue Bonds
Series A 4.00%, due 8/15/42	1,540,000	1,609,993
Series A 5.00%, due 8/15/29	805,000	951,333
Series A 5.00%, due 8/15/31	140,000	163,892
California Municipal Finance Authority, UCR North District Phase 1 Student Housing Project, Revenue Bonds
Insured: BAM 5.00%, due 5/15/23	400,000	458,224
Insured: BAM 5.00%, due 5/15/24	300,000	353,121
Insured: BAM 5.00%, due 5/15/25	500,000	602,285
California Municipal Finance Authority, Windsor Mobile Country Club, Revenue Bonds Series A 4.00%, due 11/15/37	1,320,000	1,417,165
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (c)
Series A 3.00%, due 6/1/29	750,000	764,355
Series A 5.00%, due 6/1/34	375,000	440,873
Series A 5.00%, due 6/1/46	1,000,000	1,105,090
Series A 5.00%, due 6/1/51	1,000,000	1,139,880
California Statewide Communities Development Authority, Provident Group, Pomona Properties, Revenue Bonds Series A 5.75%, due 1/15/45 (c)	400,000	426,840
California Statewide Communities Development Authority, Student Housing, Revenue Bonds 5.00%, due 5/15/40	1,025,000	1,184,162
California Statewide Communities Development Authority, University of California, Irvine Campus Apartments, Revenue Bonds Series A 5.00%, due 5/15/47	3,500,000	4,082,680
		15,672,269
Medical 6.0%
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Revenue Bonds Series B 5.00%, due 8/15/35	5,500,000	6,650,050
California Health Facilities Financing Authority, Children's Hospital of Orange County, Revenue Bonds
Series A 4.00%, due 11/1/36	310,000	357,309
Series A 4.00%, due 11/1/37	500,000	573,940
Series A 4.00%, due 11/1/38	250,000	286,040
California Health Facilities Financing Authority, Children's Hospital, Revenue Bonds Series A 5.00%, due 8/15/47	1,000,000	1,170,240
California Health Facilities Financing Authority, City of Hope Obligated Group, Revenue Bonds
5.00%, due 11/15/37	1,600,000	1,848,624
5.00%, due 11/15/49	2,500,000	2,928,075
California Health Facilities Financing Authority, El Camino Hospital, Revenue Bonds 5.00%, due 2/1/36	1,035,000	1,250,901
California Health Facilities Financing Authority, Stanford Health Care, Revenue Bonds Series A 5.00%, due 11/15/36	3,000,000	3,686,940
California Municipal Finance Authority, Community Medical Centers, Revenue Bonds Series A 5.00%, due 2/1/46	490,000	552,024
California Public Finance Authority, Henry Mayo Newhall Hospital, Revenue Bonds 5.00%, due 10/15/47	1,000,000	1,120,580
California State Educational Facilities Authority, Sutter Health, Revenue Bonds
Series A 5.00%, due 11/15/34	475,000	566,096
Series A 5.00%, due 11/15/37	5,175,000	6,334,459
Series A 5.00%, due 11/15/38	1,600,000	1,949,216
California State Health Facilities Financing Authority, Children's Hospital, Revenue Bonds Series A 5.00%, due 8/15/42	500,000	589,185
California State Health Facilities Financing Authority, El Camino Hospital, Revenue Bonds 4.125%, due 2/1/47	750,000	808,500
California State Municipal Finance Authority, Community Medical Centers, Revenue Bonds
Series A 5.00%, due 2/1/27	1,100,000	1,359,798
Series A 5.00%, due 2/1/37	1,000,000	1,168,510
California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds Series A 5.00%, due 12/1/46 (c)	2,000,000	2,221,180
California Statewide Communities Development Authority, Methodist Hospital of Southern California Project, Revenue Bonds
4.25%, due 1/1/43	1,850,000	2,009,137
5.00%, due 1/1/38	1,500,000	1,761,660
5.00%, due 1/1/48	1,000,000	1,159,830
Washington Township Health Care District, Revenue Bonds Series B 4.00%, due 7/1/36	1,380,000	1,478,573
		41,830,867
Mello-Roos 0.3%
City of Rocklin CA, Community Facilities District No.10, Special Tax 5.00%, due 9/1/39	1,150,000	1,292,083
Rio Elementary School District Community Facilities District No.1, Special Tax Insured: BAM 5.00%, due 9/1/35	500,000	588,370
		1,880,453
Nursing Homes 0.4%
ABAG Finance Authority for Nonprofit Corp., Episcopal Senior Communities, Revenue Bonds Series A 5.00%, due 7/1/42	500,000	532,585
California Municipal Finance Authority, Asian Community Center, Revenue Bonds Insured: California Mortgage Insurance 5.00%, due 4/1/48	1,545,000	1,803,448
California Statewide Communities Development Authority, Redwoods Project, Revenue Bonds Insured: California Mortgage Insurance 5.375%, due 11/15/44	535,000	615,196
		2,951,229
Pollution 1.5%
South Bayside Waste Management Authority, Green Bond, Shoreway Environment Center, Revenue Bonds
Series B, Insured: AGM 5.00%, due 9/1/25 (a)	1,515,000	1,829,075
Series B, Insured: AGM 5.00%, due 9/1/27 (a)	1,670,000	2,088,752
Series B, Insured: AGM 5.00%, due 9/1/29 (a)	420,000	540,343
Series B, Insured: AGM 5.00%, due 9/1/30 (a)	715,000	909,158
Series B, Insured: AGM 5.00%, due 9/1/31 (a)	410,000	515,682
Series A, Insured: AGM 5.00%, due 9/1/31	320,000	417,683
Series A, Insured: AGM 5.00%, due 9/1/32	500,000	647,260
Series A, Insured: AGM 5.00%, due 9/1/39	2,530,000	3,169,128
		10,117,081
Power 2.1%
California Riverside Electric, Revenue Bonds Series A 5.00%, due 10/1/31	750,000	975,337
Guam Power Authority, Revenue Bonds
Series A 5.00%, due 10/1/34	1,000,000	1,068,110
Series A 5.00%, due 10/1/40	1,000,000	1,129,240
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGC 4.25%, due 7/1/27	460,000	461,026
Series SS, Insured: NATL-RE 5.00%, due 7/1/22	640,000	647,770
Series UU, Insured: AGM 5.00%, due 7/1/24	225,000	231,196
Sacramento Municipal Utility District, Revenue Bonds Series G 5.00%, due 8/15/37	8,000,000	10,167,040
		14,679,719
School District 18.1%
Alvord Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/37	825,000	940,632
Banning CA Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 8/1/46	500,000	542,350
Beaumont CA Unified School District, Election 2008, Unlimited General Obligation Series D, Insured: BAM 5.25%, due 8/1/44	1,000,000	1,211,520
Brawley Union High School District, Unlimited General Obligation Insured: BAM 5.00%, due 8/1/44	1,280,000	1,487,206
Cabrillo Unified School District, Election 2018, Unlimited General Obligation Series A 5.00%, due 8/1/45	4,245,000	4,979,003
Campbell Union High School District, Election 2016, Unlimited General Obligation Series B 4.00%, due 8/1/38	2,500,000	2,738,750
Central Union High School District, Election 2016, Unlimited General Obligation 5.25%, due 8/1/46	2,000,000	2,366,540
Ceres Unified School District, Unlimited General Obligation Insured: BAM (zero coupon), due 8/1/37	500,000	266,955
Chowchilla Elementary School District, Unlimited General Obligation 5.00%, due 8/1/43	960,000	1,124,995
Cuyama Joint Unified School District, Unlimited General Obligation Series B, Insured: MAC 5.25%, due 8/1/48	500,000	590,685
Denair Unified School District, Election 2007, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/41	4,260,000	1,958,279
El Monte Union High School District, Unlimited General Obligation Series A 4.00%, due 6/1/38	1,195,000	1,321,981
El Rancho Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: BAM 5.25%, due 8/1/46	2,745,000	3,346,869
Folsom Cordova Unified School District, School Facilities Improvement District No. 4, Unlimited General Obligation Series B 5.25%, due 10/1/35	1,210,000	1,461,438
Folsom Cordova Unified School District, School Facilities Improvement District No. 5, Unlimited General Obligation Series A 5.25%, due 10/1/35	4,710,000	5,688,738
Fontana Unified School District, Unlimited General Obligation Series C (zero coupon), due 8/1/33	2,825,000	1,527,421
Fresno Unified School District, Election 2010, Unlimited General Obligation Series F 4.00%, due 8/1/32	1,475,000	1,664,714
Holtville Unified School District, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 8/1/44	1,240,000	1,494,274
Huntington Beach School District, Unlimited General Obligation
Series B 4.00%, due 8/1/44	1,525,000	1,669,921
Series B 4.00%, due 8/1/48	1,500,000	1,636,125
Inglewood Unified School District, Election 2012, Unlimited General Obligation
Series B, Insured: BAM 5.00%, due 8/1/24	180,000	210,701
Series B, Insured: BAM 5.00%, due 8/1/25	250,000	299,193
Series B, Insured: BAM 5.00%, due 8/1/35	800,000	937,832
Jurupa Unified School District, Unlimited General Obligation
Series C 4.00%, due 8/1/43	1,675,000	1,849,786
Series B 5.00%, due 8/1/33	1,555,000	1,931,574
Series B 5.00%, due 8/1/37	1,000,000	1,216,990
Series C 5.25%, due 8/1/43	2,000,000	2,511,580
Kerman CA Unified School District, Election 2016, Unlimited General Obligation Insured: BAM 5.25%, due 8/1/46	1,755,000	2,126,937
Lemoore Union High School District, Election 2016, Unlimited General Obligation Series A 5.50%, due 8/1/42	560,000	698,012
Lennox School District, Election 2016, Unlimited General Obligation Insured: AGM 4.00%, due 8/1/47	3,000,000	3,249,360
Livermore Valley Joint Unified School District, Unlimited General Obligation 3.00%, due 8/1/40	2,890,000	2,898,121
Long Beach Unified School District, Election 2016, Unlimited General Obligation
Series A 5.00%, due 8/1/32	3,985,000	4,881,625
Series A 5.00%, due 8/1/33	2,825,000	3,447,404
Marysville Joint Unified School District, Unlimited General Obligation
Insured: AGM (zero coupon), due 8/1/35	1,500,000	860,745
Insured: AGM (zero coupon), due 8/1/36	2,000,000	1,090,960
Insured: AGM (zero coupon), due 8/1/37	2,000,000	1,033,640
Moreno Valley Unified School District, Unlimited General Obligation Series B, Insured: AGM 5.00%, due 8/1/47	3,250,000	3,955,152
Needles Unified School District, Election 2008, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/45	1,250,000	1,095,863
Oakland Unified School District, Alameda County, Election of 2012, Unlimited General Obligation 6.625%, due 8/1/38	500,000	556,430
Oceanside Unified School District, Unlimited General Obligation Series C (zero coupon), due 8/1/51	25,000	3,757
Oxnard Union High School District, Unlimited General Obligation Series A 4.00%, due 8/1/38	1,000,000	1,101,580
Paramount Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/46	1,500,000	1,831,350
Perris Union High School District, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 9/1/38	3,550,000	4,033,155
Pittsburg Unified School District, Unlimited General Obligation
Series C (zero coupon), due 8/1/47	3,500,000	775,180
Series C (zero coupon), due 8/1/52	5,000,000	795,300
Redwood City School District, Election 2015, Unlimited General Obligation 5.25%, due 8/1/44	2,000,000	2,507,160
Robla School District, Election 2018, Unlimited General Obligation
Series A, Insured: AGM 4.00%, due 8/1/35	435,000	490,484
Series A, Insured: AGM 4.00%, due 8/1/36	500,000	561,240
Series A, Insured: AGM 4.00%, due 8/1/37	500,000	559,250
Series A, Insured: AGM 4.00%, due 8/1/40	2,070,000	2,280,415
Series A, Insured: AGM 5.00%, due 8/1/44	1,720,000	2,049,586
San Bernardino City Unified School District, Election 2012, Unlimited General Obligation Series C, Insured: AGM 5.00%, due 8/1/34	655,000	774,931
San Diego Unified School District, Election 2012, Unlimited General Obligation Series I 4.00%, due 7/1/34	1,000,000	1,144,600
San Juan Unified School District, Election 2012, Unlimited General Obligation Series N 4.00%, due 8/1/29	4,050,000	4,770,090
San Leandro CA Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: BAM 5.25%, due 8/1/42	1,000,000	1,222,400
San Leandro Unified School District, Election 2016, Unlimited General Obligation
Series B, Insured: BAM 5.00%, due 8/1/35	500,000	618,845
Series B, Insured: BAM 5.00%, due 8/1/36	1,955,000	2,407,954
San Ysidro School District, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/47	3,000,000	781,350
Santa Barbara Unified School District, Election 2010, Unlimited General Obligation
Series A (zero coupon), due 8/1/36	1,000,000	1,264,960
Series B 5.00%, due 8/1/38	1,000,000	1,135,150
Santee CA, School District, Unlimited General Obligation 5.00%, due 8/1/48	2,205,000	2,638,150
Shasta Union High School District, Election 2016, Unlimited General Obligation 5.25%, due 8/1/43	1,000,000	1,220,540
Simi Valley Unified School District, Unlimited General Obligation
Series B 4.00%, due 8/1/33	175,000	201,268
Series B 4.00%, due 8/1/38	370,000	413,886
Series B 4.00%, due 8/1/39	350,000	390,527
Series B 4.00%, due 8/1/40	1,455,000	1,615,108
Series B 5.00%, due 8/1/42	1,375,000	1,659,075
Series B 5.00%, due 8/1/44	1,200,000	1,443,516
Taft Elementary School District, Election 2012, Unlimited General Obligation Series B, Insured: AGM 6.00%, due 8/1/44	1,200,000	1,439,748
Temecula Valley Unified School District, Election 2012, Unlimited General Obligation Series C 5.25%, due 8/1/44	1,000,000	1,185,250
Turlock Unified School District, School Facilities Improvement District No. 1, Unlimited General Obligation
4.00%, due 8/1/33	480,000	547,349
4.00%, due 8/1/34	515,000	583,433
4.00%, due 8/1/35	545,000	614,008
Vacaville Unified School District, Unlimited General Obligation
Series C 4.00%, due 8/1/31	490,000	558,541
Series C 4.00%, due 8/1/32	555,000	627,161
Series C 4.00%, due 8/1/33	625,000	704,381
Series C 5.00%, due 8/1/39	500,000	591,400
Series C 5.00%, due 8/1/40	1,225,000	1,443,283
Series C 5.00%, due 8/1/41	1,350,000	1,586,372
Series C 5.00%, due 8/1/42	1,000,000	1,172,760
Westminster School District, Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	5,000,000	844,000
		125,458,794
Tobacco Settlement 1.7%
California County Tobacco Securitization Agency, Asset-Backed, Revenue Bonds
Series B (zero coupon), due 6/1/46	10,000,000	1,981,700
Series A 5.00%, due 6/1/47	1,275,000	1,275,064
5.70%, due 6/1/46	1,000,000	1,007,580
California County Tobacco Securitization Agency, Revenue Bonds
5.125%, due 6/1/38	550,000	551,562
Series A 5.125%, due 6/1/38	1,290,000	1,290,206
5.25%, due 6/1/46	1,165,000	1,164,977
California Statewide Financing Authority, Turbo Pooled Program C, Revenue Bonds (zero coupon), due 6/1/55	20,000,000	1,000,000
Children's Trust Fund, Asset-Backed, Revenue Bonds Series A (zero coupon), due 5/15/50	1,500,000	209,325
Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed, Revenue Bonds 5.625%, due 6/1/47	1,025,000	1,001,661
Tobacco Securitization Authority of Northern California, Revenue Bonds
Series A-1 5.375%, due 6/1/38	820,000	823,608
Series A-1 5.50%, due 6/1/45	1,585,000	1,592,053
		11,897,736
Transportation 7.0%
Alameda Corridor Transportation Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/29	1,000,000	1,148,380
City of Long Beach Harbor, Revenue Bonds
Series A 5.00%, due 5/15/22 (a)	4,500,000	4,964,490
Series A 5.00%, due 5/15/36	1,000,000	1,273,150
Series A 5.00%, due 5/15/37	1,000,000	1,268,030
Series A 5.00%, due 5/15/38	2,000,000	2,525,640
Series A 5.00%, due 5/15/44	6,000,000	7,457,160
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Subseries B-2 3.50%, due 1/15/53 (b)	3,000,000	3,044,550
Series C 6.50%, due 1/15/43	500,000	591,830
Peninsula Corridor Joint Powers Board, Revenue Bonds
Series A 5.00%, due 10/1/32	500,000	643,340
Series A 5.00%, due 10/1/33	500,000	639,335
Series A 5.00%, due 10/1/34	500,000	635,910
Series A 5.00%, due 10/1/35	350,000	442,600
Series A 5.00%, due 10/1/44	4,035,000	4,727,688
Port of Oakland, Revenue Bonds (a)
Series D 5.00%, due 11/1/28	2,250,000	2,817,382
Series D 5.00%, due 11/1/29	1,850,000	2,302,806
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Series N, Insured: AMBAC (zero coupon), due 7/1/20	405,000	389,975
Series D, Insured: AGM 5.00%, due 7/1/32	1,205,000	1,232,257
Series G, Insured: AGC 5.00%, due 7/1/42	40,000	40,507
Series N, Insured: NATL-RE 5.25%, due 7/1/32	640,000	680,416
Insured: AMBAC 5.50%, due 7/1/26	460,000	504,473
San Francisco Municipal Transportation Agency, Revenue Bonds 5.00%, due 3/1/44	1,500,000	1,712,130
San Joaquin Hills Transportation Corridor Agency, Junior Lien, Revenue Bonds
Series B 5.25%, due 1/15/44	4,000,000	4,505,240
Series B 5.25%, due 1/15/49	500,000	561,620
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
Series A 5.00%, due 1/15/44	3,500,000	3,958,605
Senior Lien-Series A 5.00%, due 1/15/50	500,000	561,080
		48,628,594
Utilities 1.8%
California Infrastructure & Economic Development Bank, Independent System Operator Corp. Project, Revenue Bonds 5.00%, due 2/1/39	1,000,000	1,102,920
Guam Government, Waterworks Authority, Revenue Bonds
5.25%, due 7/1/33	1,100,000	1,204,819
5.50%, due 7/1/43	1,415,000	1,550,571
Imperial Irrigation District Electric, Revenue Bonds
Series C 5.00%, due 11/1/37	1,000,000	1,191,600
Series B-2 5.00%, due 11/1/41	5,475,000	6,494,774
Turlock Irrigation District, Revenue Bonds 5.50%, due 1/1/41	1,000,000	1,057,280
		12,601,964
Water 7.2%
City of Clovis, California, Sewer Revenue Bonds Insured: AGM 5.25%, due 8/1/29	500,000	608,395
City of Oxnard Wastewater, Revenue Bonds
Insured: BAM 4.00%, due 6/1/32	1,920,000	2,148,326
Insured: BAM 4.00%, due 6/1/34	2,080,000	2,306,762
Insured: BAM 5.00%, due 6/1/30	1,340,000	1,692,634
City of Oxnard Water Revenue, Revenue Bonds Insured: BAM 5.00%, due 6/1/35	1,125,000	1,395,878
Colton Utility Authority, Revenue Bonds Insured: AGM 4.00%, due 3/1/47	2,500,000	2,714,500
Contra Costa Water District, Water Revenue, Revenue Bonds Series V 5.00%, due 10/1/44	6,775,000	8,480,742
Eastern Municipal Water District, Water & Wastewater, Revenue Bonds Series A 5.00%, due 7/1/45	2,850,000	3,355,476
Guam Government, Waterworks Authority, Revenue Bonds 5.00%, due 1/1/46	5,290,000	5,897,768
Los Angeles County Sanitation Districts Financing Authority, Green Bonds, Revenue Bonds Series A 4.00%, due 10/1/33	1,000,000	1,124,880
Los Angeles Department of Water & Power, Revenue Bonds Series A 5.00%, due 7/1/35	1,500,000	1,846,425
Metropolitan Water District of Southern California, Revenue Bonds 5.00%, due 1/1/35	4,000,000	5,095,320
Moulton-Niguel Water District, Revenue Bonds 5.00%, due 9/1/39	3,685,000	4,625,080
Oxnard Financing Authority, Waste Water, Revenue Bonds Insured: AGM 5.00%, due 6/1/34	1,000,000	1,162,760
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
Series A, Insured: AGC 5.00%, due 7/1/28	100,000	102,732
Series A 5.00%, due 7/1/33	315,000	318,150
Series A 5.50%, due 7/1/28	1,500,000	1,537,500
Series A 6.00%, due 7/1/44	1,000,000	1,012,500
Santa Margarita-Dana Point Authority, Water District Improvement, Revenue Bonds 4.00%, due 8/1/36	2,025,000	2,273,022
Silicon Valley Clean Water, Revenue Bonds 5.00%, due 8/1/45	500,000	579,485
Stockton Public Financing Authority, Delta Water Supply Project, Revenue Bonds Series A 6.25%, due 10/1/38	1,000,000	1,187,910
Watereuse Finance Authority, Revenue Bonds Series A 5.50%, due 5/1/36	500,000	584,735
West Sacramento CA, Financing Authority, Water Capital Projects, Revenue Bonds Insured: BAM 4.00%, due 10/1/39	300,000	332,433
		50,383,413
Total Long-Term Municipal Bonds (Cost $608,320,586)		635,529,409

Short-Term Municipal Notes 4.5%
General 0.7%
Manteca Redevelopment Agency, Sub Amended Merged Project, Tax Allocation 1.63%, due 10/1/42 (d)	5,280,000	5,280,000

Higher Education 0.2%
University of California, Revenue Bonds Series AL-3 1.43%, due 5/15/48 (d)	1,300,000	1,300,000

Medical 1.4%
California Public Finance Authority, Sharp HealthCare, Revenue Bonds (d)
Series B 1.42%, due 8/1/52	3,750,000	3,750,000
Series C 1.42%, due 8/1/52	5,900,000	5,900,000
		9,650,000
Power 1.2%
Los Angeles Department of Water & Power, Revenue Bonds (d)
Subseries A-7 1.41%, due 7/1/35	175,000	175,000
Subseries A-6 1.46%, due 7/1/35	5,900,000	5,900,000
Southern California State Public Power Authority, Magnolia Power Project, Revenue Bonds Series A-1 1.42%, due 7/1/36 (d)	2,000,000	2,000,000
		8,075,000
School District 0.6%
Tender Option Bond Trust Receipts, Revenue Bonds Series 2018-XF0704 1.75%, due 8/1/47 (c)(d)	4,000,000	4,000,000

Water 0.4%
Metropolitan Water District of Southern California, Revenue Bonds (d)
Series A 1.41%, due 7/1/47	800,000	800,000
Series A-2 1.43%, due 7/1/37	2,300,000	2,300,000
		3,100,000
Total Short-Term Municipal Notes (Cost $31,405,000)		31,405,000

Total Municipal Bonds (Cost $639,725,586)	96.0%	666,934,409
Other Assets, Less Liabilities	4.0	27,695,307
Net Assets	100.0%	$694,629,716

†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2019.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

As of July 31, 2019, the Portfolio held the following futures contracts[1]:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]

Short Contracts

10-Year United States Treasury Note	(240)	September 2019	$(30,137,393)	$(30,581,250)	$(443,857)
United States Treasury Long Bond	(25)	September 2019	(3,773,852)	(3,889,844)	(115,992)
Net Unrealized Depreciation					$(559,849)

1.	As of July 31, 2019, cash in the amount of $324,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2019.

The following abbreviations are used in the preceding pages:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
MAC	—Municipal Assurance Corp.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$—	$635,529,409	$—	$635,529,409
Short-Term Municipal Notes	—	31,405,000	—	31,405,000
Total Investments in Securities	$—	$666,934,409	$—	$666,934,409

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(559,849)	$—	$—	$(559,849)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Emerging Markets Equity Fund
Portfolio of Investments July 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 90.2% †
Argentina 0.5%
Globant S.A. (Software) (a)	3,300	$349,800

Brazil 5.9%
Ambev S.A. (Beverages)	1,800	9,494
B3 S.A. - Brasil Bolsa Balcao (Capital Markets)	19,900	219,996
Banco do Brasil S.A. (Banks)	27,500	354,671
Banco Santander Brasil S.A. (Banks)	23,400	262,735
CCR S.A. (Transportation Infrastructure)	18,400	72,079
Centrais Eletricas Brasileiras S.A. (Electric Utilities)	17,400	179,592
Cia de Locacao das Americas (Road & Rail)	16,400	214,865
Cia Energetica de Minas Gerais (Electric Utilities)	18,500	82,506
Cia Siderurgica Nacional S.A. (Metals & Mining)	9,500	41,148
Cielo S.A. (IT Services)	185,600	352,102
Construtora Tenda S.A. (Household Durables)	33,900	225,091
IRB Brasil Resseguros S.A. (Insurance)	11,100	276,311
JBS S.A. (Food Products)	49,500	322,966
Linx S.A. (Software)	7,500	63,673
Movida Participacoes S.A. (Road & Rail)	12,200	47,728
MRV Engenharia e Participacoes S.A. (Household Durables)	43,900	233,284
Petroleo Brasileiro S.A. (Oil, Gas & Consumable Fuels)	2,700	20,368
Sul America S.A. (Insurance)	22,600	248,838
Vale S.A. (Metals & Mining)	63,736	831,866
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A. (Commercial Services & Supplies)	1,400	5,580
Wiz Solucoes e Corretagem de Seguros S.A. (Insurance)	66,700	207,981
		4,272,874
Chile 0.6%
CAP S.A. (Metals & Mining)	20,467	209,896
Cia Cervecerias Unidas S.A. (Beverages)	10,904	152,870
Enel Americas S.A. (Electric Utilities)	609,955	100,640
		463,406
China 32.0%
Agricultural Bank of China, Ltd., Class H (Banks)	1,024,000	415,532
Alibaba Group Holding, Ltd., Sponsored ADR (Internet & Direct Marketing Retail) (a)	20,021	3,465,835
Anhui Conch Cement Co., Ltd., Class H (Construction Materials)	65,500	379,248
BAIC Motor Corp., Ltd., Class H (Automobiles) (b)	482,000	304,085
Baidu, Inc., Sponsored ADR (Interactive Media & Services) (a)	2,023	225,969
Bank of China, Ltd., Class H (Banks)	1,780,000	722,459
Bank of Communications Co., Ltd., Class H (Banks)	415,000	301,771
BYD Electronic International Co., Ltd. (Communications Equipment)	191,000	300,117
China CITIC Bank Corp., Ltd., Class H (Banks)	643,000	357,351
China Communications Services Corp., Ltd., Class H (Construction & Engineering)	118,000	82,524
China Construction Bank Corp., Class H (Banks)	1,669,000	1,284,925
China Evergrande Group (Real Estate Management & Development) (c)	131,000	345,078
China Hongqiao Group, Ltd. (Metals & Mining)	95,500	69,673
China Mobile, Ltd. (Wireless Telecommunication Services)	100,000	851,216
China Pacific Insurance Group Co., Ltd., Class H (Insurance)	67,200	288,077
China Petroleum & Chemical Corp., Class H (Oil, Gas & Consumable Fuels)	722,000	465,095
China Resources Power Holdings Co., Ltd. (Independent Power & Renewable Electricity Producers)	238,000	342,653
China Telecom Corp., Ltd., Class H (Diversified Telecommunication Services)	818,000	366,642
China Vanke Co., Ltd., Class H (Real Estate Management & Development)	39,400	148,718
China Zhongwang Holdings, Ltd. (Metals & Mining)	138,800	70,349
CITIC Securities Co., Ltd., Class H (Capital Markets)	169,500	325,927
CITIC, Ltd. (Industrial Conglomerates)	301,000	397,458
CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	417,000	685,793
COSCO Shipping Energy Transportation Co., Ltd., Class H (Marine)	472,000	268,404
COSCO SHIPPING Ports, Ltd. (Transportation Infrastructure)	134,000	116,402
Country Garden Holdings Co., Ltd. (Real Estate Management & Development)	102,000	137,634
Ctrip.com International, Ltd., ADR (Internet & Direct Marketing Retail) (a)	600	23,388
Dongfeng Motor Group Co., Ltd., Class H (Automobiles)	220,000	196,911
Great Wall Motor Co., Ltd., Class H (Automobiles) (c)	249,000	168,028
Guangzhou R&F Properties Co., Ltd., Class H (Real Estate Management & Development) (c)	30,800	56,083
Haitong Securities Co., Ltd., Class H (Capital Markets)	316,000	314,415
Huadian Power International Corp., Ltd., Class H (Independent Power & Renewable Electricity Producers)	232,000	97,396
Industrial & Commercial Bank of China, Ltd., Class H (Banks)	1,297,000	873,029
JD.com, Inc., ADR (Internet & Direct Marketing Retail) (a)	15,846	473,954
Jumei International Holding, Ltd., ADR (Internet & Direct Marketing Retail) (a)	29,800	67,646
Logan Property Holdings Co., Ltd. (Real Estate Management & Development)	78,000	117,300
Longfor Group Holdings, Ltd. (Real Estate Management & Development) (b)	99,500	365,842
Luye Pharma Group, Ltd. (Pharmaceuticals) (b)(c)	394,000	305,953
Metallurgical Corp. of China, Ltd., Class H (Construction & Engineering)	275,000	67,070
Momo, Inc., Sponsored ADR (Interactive Media & Services)	5,200	176,644
NetEase, Inc., ADR (Entertainment)	1,700	392,394
PICC Property & Casualty Co., Ltd., Class H (Insurance)	346,000	411,579
Ping An Insurance Group Co. of China, Ltd., Class H (Insurance)	100,000	1,186,078
Shimao Property Holdings, Ltd. (Real Estate Management & Development)	24,500	67,644
Sihuan Pharmaceutical Holdings Group, Ltd. (Pharmaceuticals)	1,450,000	294,937
Sinopec Engineering Group Co., Ltd., Class H (Construction & Engineering)	401,000	315,315
Sinotruk Hong Kong, Ltd. (Machinery) (c)	161,000	237,478
Sunac China Holdings, Ltd. (Real Estate Management & Development)	47,000	213,441
Tencent Holdings, Ltd. (Interactive Media & Services)	79,300	3,708,891
Vipshop Holdings, Ltd., ADR (Internet & Direct Marketing Retail) (a)	8,500	64,600
Weichai Power Co., Ltd., Class H (Machinery)	211,000	325,618
Yanzhou Coal Mining Co., Ltd., Class H (Oil, Gas & Consumable Fuels) (c)	130,000	114,901
		23,355,470
Colombia 0.5%
Corp. Financiera Colombiana S.A. (Diversified Financial Services) (a)	5,018	41,326
Grupo Argos S.A. (Construction Materials)	4,558	23,367
Interconexion Electrica S.A. E.S.P. (Electric Utilities)	53,362	289,504
		354,197
Egypt 0.1%
Telecom Egypt Co. (Diversified Telecommunication Services)	86,575	73,288

Greece 0.4%
FF Group (Textiles, Apparel & Luxury Goods) (a)(d)(e)	10,300	27,365
Motor Oil Hellas Corinth Refineries S.A. (Oil, Gas & Consumable Fuels)	12,170	301,648
		329,013
Hong Kong 0.2%
China Resources Cement Holdings, Ltd. (Construction Materials)	162,000	149,334
Kingboard Laminates Holdings, Ltd. (Electronic Equipment, Instruments & Components)	31,500	26,102
		175,436
Hungary 0.6%
OTP Bank Nyrt. (Banks)	9,844	410,353

India 6.8%
Adani Ports & Special Economic Zone, Ltd. (Transportation Infrastructure)	8,779	48,193
Aurobindo Pharma, Ltd. (Pharmaceuticals)	3,733	30,824
Axis Bank, Ltd. (Banks)	9,644	94,098
Bharti Airtel, Ltd. (Wireless Telecommunication Services)	4,401	21,550
Bharti Infratel, Ltd. (Diversified Telecommunication Services)	6,131	21,731
Coal India, Ltd. (Oil, Gas & Consumable Fuels)	75,144	221,921
GAIL India, Ltd. (Gas Utilities)	24,856	46,179
HCL Technologies, Ltd. (IT Services)	19,775	296,429
Hindustan Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	51,690	199,687
Hindustan Unilever, Ltd. (Household Products)	6,530	163,305
Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	15,930	491,276
ICICI Bank, Ltd. (Banks)	3,582	22,139
India Cements, Ltd. (Construction Materials)	68,853	87,723
Indiabulls Housing Finance, Ltd. (Thrifts & Mortgage Finance)	23,346	182,108
Indian Oil Corp., Ltd. (Oil, Gas & Consumable Fuels)	54,103	109,390
Infosys, Ltd. (IT Services)	53,022	606,084
ITC, Ltd. (Tobacco)	48,586	190,673
LIC Housing Finance, Ltd. (Thrifts & Mortgage Finance)	4,533	34,036
NTPC, Ltd. (Independent Power & Renewable Electricity Producers)	33,688	61,847
Oil & Natural Gas Corp., Ltd. (Oil, Gas & Consumable Fuels)	117,671	235,616
Power Grid Corp. of India, Ltd. (Electric Utilities)	87,250	268,263
REC, Ltd. (Diversified Financial Services)	94,542	192,452
Reliance Industries, Ltd. (Oil, Gas & Consumable Fuels)	28,024	474,249
Shriram Transport Finance Co., Ltd. (Consumer Finance)	2,079	29,184
State Bank of India (Banks) (a)	25,191	121,606
Tata Consultancy Services, Ltd. (IT Services)	5,935	189,407
Tata Steel, Ltd. (Metals & Mining)	4,917	30,863
Tech Mahindra, Ltd. (IT Services)	6,667	61,526
UPL, Ltd. (Chemicals)	8,146	70,330
Vedanta, Ltd. (Metals & Mining)	101,050	224,825
Wipro, Ltd. (IT Services)	30,882	119,541
		4,947,055
Indonesia 1.2%
PT Bank Negara Indonesia Persero Tbk (Banks)	243,700	143,644
PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,308,300	416,924
PT Indofood Sukses Makmur Tbk (Food Products)	655,700	329,973
		890,541
Malaysia 1.4%
AMMB Holdings BHD (Banks)	305,000	312,017
Bernaz Auto BHD (Specialty Retail)	97,200	59,904
Hibiscus Petroleum BHD (Oil, Gas & Consumable Fuels) (a)	89,500	22,658
IOI Properties Group BHD (Real Estate Management & Development)	675,200	204,921
MISC BHD (Marine)	31,500	55,181
PPB Group BHD (Food Products)	15,100	68,351
Telekom Malaysia BHD (Diversified Telecommunication Services)	281,300	278,616
		1,001,648
Mexico 1.5%
Aleatica, S.A.B. de C.V. (Transportation Infrastructure) (c)	32,100	27,621
America Movil S.A.B. de C.V., Series L (Wireless Telecommunication Services)	54,500	38,194
Banco Santander Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero Santander (Banks) (c)	138,400	196,798
Credito Real S.A.B. de C.V. (Consumer Finance)	57,200	65,457
Fibra Uno Administracion S.A. de C.V. (Equity Real Estate Investment Trusts)	270,200	347,835
Fomento Economico Mexicano S.A.B. de C.V. (Beverages)	44,800	406,441
Grupo Mexico S.A.B. de C.V., Series B (Metals & Mining)	14,000	34,336
		1,116,682
Philippines 1.5%
Alliance Global Group, Inc. (Industrial Conglomerates)	1,019,100	311,785
First Gen Corp. (Independent Power & Renewable Electricity Producers)	340,900	178,283
Globe Telecom, Inc. (Wireless Telecommunication Services)	7,305	308,979
International Container Terminal Services, Inc. (Transportation Infrastructure)	123,850	329,100
		1,128,147
Poland 1.0%
Asseco Poland S.A. (Software)	14,745	208,670
Enea S.A. (Electric Utilities) (a)	51,839	110,182
PLAY Communications S.A. (Wireless Telecommunication Services) (b)	25,471	206,587
Powszechny Zaklad Ubezpieczen S.A. (Insurance)	16,466	177,453
		702,892
Republic of Korea 11.8%
AfreecaTV Co., Ltd. (Interactive Media & Services)	3,571	174,501
BNK Financial Group, Inc. (Banks)	3,917	23,141
Celltrion, Inc. (Biotechnology) (a)	705	100,860
CJ CheilJedang Corp. (Food Products)	128	30,735
Daeduck Electronics Co. (Electronic Equipment, Instruments & Components)	3,372	28,996
Daelim Industrial Co., Ltd. (Construction & Engineering)	3,687	328,107
Dongwon Industries Co., Ltd. (Food Products)	458	88,699
Doosan Bobcat, Inc. (Machinery)	770	23,334
Eugene Corp. (Construction Materials)	40,858	174,274
Fila Korea, Ltd. (Textiles, Apparel & Luxury Goods)	3,764	213,242
GS Engineering & Construction Corp. (Construction & Engineering)	10,818	308,965
GS Holdings Corp. (Oil, Gas & Consumable Fuels)	550	23,319
Hana Financial Group, Inc. (Banks)	11,275	330,722
Hanwha Chemical Corp. (Chemicals)	1,499	23,473
Hanwha Corp. (Industrial Conglomerates)	6,976	139,834
Hyundai Glovis Co., Ltd. (Air Freight & Logistics)	252	32,586
Hyundai Heavy Industries Holdings Co., Ltd. (Machinery)	138	37,682
Hyundai Marine & Fire Insurance Co., Ltd. (Insurance)	986	23,274
Hyundai Motor Co. (Automobiles)	1,149	122,009
Industrial Bank of Korea (Banks)	22,426	248,907
Kakao Corp. (Interactive Media & Services)	707	75,461
KB Financial Group, Inc. (Banks)	6,390	233,964
Kia Motors Corp. (Automobiles)	11,697	428,705
Korea Investment Holdings Co., Ltd. (Capital Markets)	1,577	98,529
KT&G Corp. (Tobacco)	1,568	127,480
Kumho Petrochemical Co., Ltd. (Chemicals)	308	21,200
LG Electronics, Inc. (Household Durables)	1,548	84,959
LG Uplus Corp. (Diversified Telecommunication Services)	10,403	114,016
Meritz Securities Co., Ltd. (Capital Markets)	52,775	225,541
Mirae Asset Daewoo Co., Ltd. (Capital Markets)	5,306	33,707
NAVER Corp. (Interactive Media & Services)	1,685	196,123
NH Investment & Securities Co., Ltd. (Capital Markets)	2,179	23,914
Osstem Implant Co., Ltd. (Health Care Equipment & Supplies) (a)	1,216	70,376
Partron Co., Ltd. (Electronic Equipment, Instruments & Components)	18,678	225,437
POSCO (Metals & Mining)	1,371	260,411
Posco International Corp. (Trading Companies & Distributors)	13,271	209,680
Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	69,956	2,669,052
Samyang Foods Co., Ltd. (Food Products)	1,731	92,187
Shinhan Financial Group Co., Ltd. (Banks)	11,337	415,509
Shinsegae, Inc. (Multiline Retail)	1,332	284,410
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	2,474	159,688
SK Telecom Co., Ltd. (Wireless Telecommunication Services)	271	56,676
Woori Financial Group, Inc. (Banks)	6,731	74,513
		8,658,198
Romania 0.5%
NEPI Rockcastle PLC (Real Estate)	36,999	334,277
Russia 4.9%
Gazprom PAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	115,469	844,078
LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	7,922	645,247
Magnit PJSC (Food & Staples Retailing)	16,062	232,899
Magnitogorsk Iron & Steel Works PJSC, Registered, Sponsored GDR (Metals & Mining)	6,520	56,985
MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	21,249	484,690
Sberbank of Russia PJSC, Sponsored ADR (Banks)	55,386	826,174
Severstal PJSC, Registered, GDR (Metals & Mining)	13,098	210,344
Surgutneftegas PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	66,087	276,244
		3,576,661
South Africa 5.9%
Absa Group, Ltd. (Banks)	27,313	302,959
African Rainbow Minerals, Ltd. (Metals & Mining)	13,230	163,498
Anglo American Platinum, Ltd. (Metals & Mining)	5,672	336,828
AngloGold Ashanti, Ltd. (Metals & Mining)	21,038	361,930
Ascendis Health, Ltd. (Pharmaceuticals) (a)(c)	110,384	38,951
Assore, Ltd. (Metals & Mining)	1,918	46,924
DataTec, Ltd. (Electronic Equipment, Instruments & Components)	34,705	81,373
Exxaro Resources, Ltd. (Oil, Gas & Consumable Fuels)	26,695	310,847
Harmony Gold Mining Co., Ltd. (Metals & Mining) (a)	34,402	85,415
Kumba Iron Ore, Ltd. (Metals & Mining) (c)	865	28,658
Liberty Holdings, Ltd. (Insurance) (c)	23,153	175,037
Naspers, Ltd., Class N (Internet & Direct Marketing Retail)	5,700	1,386,766
Nedbank Group, Ltd. (Banks) (c)	4,968	83,284
Old Mutual, Ltd. (Insurance)	66,373	88,854
Sibanye Gold, Ltd. (Metals & Mining) (a)	104,564	129,132
Standard Bank Group, Ltd. (Banks)	28,823	359,978
Telkom S.A. SOC, Ltd. (Diversified Telecommunication Services)	50,623	304,004
		4,284,438
Taiwan 10.1%
Asia Cement Corp. (Construction Materials)	232,000	311,403
Center Laboratories, Inc. (Pharmaceuticals)	84,000	215,253
Chicony Power Technology Co., Ltd. (Electrical Equipment)	18,000	32,330
CTBC Financial Holding Co., Ltd. (Banks)	343,927	223,701
Egis Technology, Inc. (Electronic Equipment, Instruments & Components)	25,000	176,700
Feng TAY Enterprise Co., Ltd. (Textiles, Apparel & Luxury Goods)	45,100	299,413
Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	59,000	66,728
Globalwafers Co., Ltd. (Semiconductors & Semiconductor Equipment)	21,000	223,344
Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	96,774	243,348
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	3,000	30,061
Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	266,000	328,378
Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	49,000	192,597
Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	31,000	206,087
Ruentex Industries, Ltd. (Textiles, Apparel & Luxury Goods) (a)	142,200	302,702
Shanghai Commercial & Savings Bank, Ltd. (Banks)	68,000	112,086
Sino-American Silicon Products, Inc. (Semiconductors & Semiconductor Equipment)	66,000	179,899
Taiwan Cement Corp. (Construction Materials)	267,200	382,635
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	320,000	2,645,591
Uni-President Enterprises Corp. (Food Products)	14,000	36,400
Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	138,000	164,949
Walsin Technology Corp. (Electronic Equipment, Instruments & Components)	39,000	218,747
Wei Chuan Foods Corp. (Food Products)	221,000	212,376
Yuanta Financial Holding Co., Ltd. (Capital Markets)	658,000	369,617
Zhen Ding Technology Holding, Ltd. (Electronic Equipment, Instruments & Components)	56,000	204,724
		7,379,069
Thailand 2.8%
Charoen Pokphand Foods PCL, NVDR (Food Products)	372,500	334,007
Krung Thai Bank PCL, NVDR (Banks)	89,800	57,020
Major Cineplex Group PCL, NVDR (Entertainment)	245,400	232,369
PTG Energy PCL (Specialty Retail)	318,100	231,247
PTT Exploration & Production PCL, NVDR (Oil, Gas & Consumable Fuels)	85,500	376,135
PTT Global Chemical PCL, NVDR (Chemicals)	58,300	114,529
PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	224,200	342,084
Ratchaburi Group PCL (Independent Power & Renewable Electricity Producers)	29,600	64,883
Sri Trang Agro-Industry PCL, NVDR (Auto Components)	58,600	22,591
Thai Union Group PCL, NVDR (Food Products)	258,400	158,663
Tipco Asphalt PCL, NVDR (Construction Materials)	211,100	134,818
		2,068,346
Total Common Stocks (Cost $64,954,252)		65,871,791

Exchange-Traded Funds 3.2%
United States 3.2%
iShares MSCI Emerging Markets ETF (Capital Markets)	13,000	543,010
iShares MSCI Qatar ETF (Capital Markets)	26,220	458,588
iShares MSCI Saudi Arabia ETF (Capital Markets)	23,924	778,487
Xtrackers Harvest CSI 300 China A-Shares ETF (Capital Markets) (c)	19,707	549,234
Total Exchange-Traded Funds (Cost $2,424,374)		2,329,319

Preferred Stocks 5.2%
Brazil 3.6%
Banco Bradesco S.A. 2.92% (Banks)	49,040	443,324
Banco do Estado do Rio Grande do Sul S.A.10.55%, Class B (Banks)	33,700	207,603
Centrais Eletricas Brasileiras S.A. 3.43%, Class B (Electric Utilities)	23,800	246,958
Cia Brasileira de Distribuicao 1.81% (Food & Staples Retailing)	4,100	100,503
Cia Energetica de Minas Gerais 4.01% (Electric Utilities)	86,000	318,640
Cia Paranaense de Energia 2.83%, Class B (Electric Utilities)	14,100	181,591
Itau Unibanco Holding S.A. 4.01% (Banks)	49,156	448,495
Petroleo Brasileiro S.A. 4.57% (Oil, Gas & Consumable Fuels)	47,700	325,970
Telefonica Brasil S.A. 10.37% (Diversified Telecommunication Services)	26,000	356,309
		2,629,393
Colombia 0.1%
Grupo Aval Acciones y Valores S.A. 4.21% (Banks)	246,581	95,072

Republic of Korea 1.5%
Hyundai Motor Co. 5.01% (Automobiles)	2,880	199,472
Hyundai Motor Co. 5.63% (Automobiles)	4,955	306,692
LG Household & Health Care, Ltd. 1.28% (Personal Products)	270	182,876
Samsung Electronics Co., Ltd. 3.99% (Technology Hardware, Storage & Peripherals)	13,993	435,933
		1,124,973
Total Preferred Stocks (Cost $3,668,388)		3,849,438

Short-Term Investments 1.3%
Affiliated Investment Company 0.7%
MainStay U.S. Government Liquidity Fund, 2.07% (f)	504,896	504,896
Unaffiliated Investment Company 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (f)(g)	483,457	483,457
Total Short-Term Investments (Cost $988,353)		988,353
Total Investments (Cost $72,035,367)	99.9%	73,038,901
Other Assets, Less Liabilities	0.1	59,954
Net Assets	100.0%	$73,098,855

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of July 31, 2019, the aggregate market value of securities on loan was $2,231,896; the total market value of collateral held by the Fund was $2,371,993. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,888,536.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2019, the total market value of fair valued security was $27,365, which represented less than one-tenth of a percent of the Fund's net assets.
(e)	Illiquid security - As of July 31, 2019, the total market value of the security deemed illiquid under procedures approved by the Board of Trustees was $27,365, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	Current yield as of July 31, 2019.
(g)	Represents security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
PCL	—Provision for Credit Losses

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
China	$4,890,430	$18,465,040	$—	$23,355,470
Egypt	—	73,288	—	73,288
Greece	—	329,013	—	329,013
Hong Kong	—	175,436	—	175,436
Hungary	—	410,353	—	410,353
India	—	4,947,055	—	4,947,055
Indonesia	—	890,541	—	890,541
Malaysia	—	1,001,648	—	1,001,648
Philippines	—	1,128,147	—	1,128,147
Poland	—	702,892	—	702,892
Republic of Korea	—	8,658,198	—	8,658,198
Romania	—	334,277	—	334,277
Russia	3,244,456	332,205	—	3,576,661
South Africa	—	4,284,438	—	4,284,438
Taiwan	—	7,379,069	—	7,379,069
Thailand	—	2,068,346	—	2,068,346
All Other Countries	6,556,959	—	—	6,556,959
Total Common Stocks	14,691,845	51,179,946	—	65,871,791
Exchange-Traded Funds	2,329,319	—	—	2,329,319
Preferred Stocks (b)	2,724,465	1,124,973	—	3,849,438
Short-Term Investments
Affiliated Investment Company	504,896	—	—	504,896
Unaffiliated Investment Company	483,457	—	—	483,457
Total Short-Term Investments	988,353	—	—	988,353
Total Investments in Securities	$20,733,982	$52,304,919	$—	$73,038,901

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 2 securities valued at $1,124,973 is held in Republic of Korea within the Preferred Stocks section of the Portfolio of Investments.

MainStay MacKay Growth Fund
Portfolio of Investments July 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 98.3% †
Aerospace & Defense 2.9%
Boeing Co.	32,338	$11,033,079
Lockheed Martin Corp.	20,489	7,420,501
Northrop Grumman Corp.	2,806	969,669
Spirit AeroSystems Holdings, Inc., Class A	13,033	1,001,456
		20,424,705
Air Freight & Logistics 0.1%
United Parcel Service, Inc., Class B	3,976	475,013

Airlines 0.1%
Southwest Airlines Co.	13,552	698,335
United Airlines Holdings, Inc. (a)	285	26,194
		724,529
Banks 0.2%
CIT Group, Inc.	24,248	1,225,736

Beverages 1.1%
Coca-Cola Co.	66,937	3,522,894
PepsiCo., Inc.	33,154	4,237,413
		7,760,307
Biotechnology 2.2%
AbbVie, Inc.	119,043	7,930,645
Alkermes PLC (a)	73,034	1,691,467
Amgen, Inc.	9,293	1,733,888
Biogen, Inc. (a)	9,302	2,212,202
Gilead Sciences, Inc.	25,426	1,665,911
United Therapeutics Corp. (a)	10,696	847,551
		16,081,664
Capital Markets 0.7%
Evercore, Inc., Class A	1,799	155,380
Lazard, Ltd., Class A	1,414	54,736
LPL Financial Holdings, Inc.	35,784	3,001,204
MSCI, Inc.	8,149	1,851,779
S&P Global, Inc.	31	7,593
		5,070,692
Chemicals 0.5%
CF Industries Holdings, Inc.	66,609	3,301,142

Commercial Services & Supplies 0.6%
Cintas Corp.	14,289	3,721,427
Clean Harbors, Inc. (a)	9,845	766,039
IAA, Inc. (a)	379	17,718
KAR Auction Services, Inc.	379	10,135
		4,515,319
Communications Equipment 1.9%
Cisco Systems, Inc.	241,410	13,374,114

Construction & Engineering 0.2%
AECOM (a)	38,314	1,377,388

Consumer Finance 0.6%
Discover Financial Services	7,982	716,305
Synchrony Financial	102,360	3,672,677
		4,388,982
Containers & Packaging 0.8%
Ball Corp.	53,613	3,832,257
Berry Global Group, Inc. (a)	36,004	1,621,980
		5,454,237
Diversified Consumer Services 0.5%
H&R Block, Inc.	97,958	2,712,457
Service Corp International	22,116	1,020,432
		3,732,889
Electronic Equipment, Instruments & Components 0.9%
CDW Corp.	33,005	3,899,871
Jabil, Inc.	93,218	2,878,572
		6,778,443
Entertainment 1.2%
Live Nation Entertainment, Inc. (a)	25,115	1,809,787
Netflix, Inc. (a)	20,849	6,734,018
		8,543,805
Equity Real Estate Investment Trusts 3.0%
American Tower Corp.	37,431	7,921,148
Americold Realty Trust	19,321	647,833
Brookfield Property REIT, Inc., Class A	77,422	1,495,019
Colony Capital, Inc.	473,277	2,674,015
Crown Castle International Corp.	24,887	3,316,442
Equity LifeStyle Properties, Inc.	3,906	485,320
Lamar Advertising Co., Class A	4,763	385,422
Outfront Media, Inc.	1,580	42,944
SBA Communications Corp. (a)	19,772	4,852,247
		21,820,390
Food & Staples Retailing 0.4%
Costco Wholesale Corp.	10,531	2,902,660

Food Products 1.2%
Pilgrim's Pride Corp. (a)	113,600	3,074,016
Post Holdings, Inc. (a)	12,467	1,336,712
TreeHouse Foods, Inc. (a)	58,921	3,496,372
Tyson Foods, Inc., Class A	6,946	552,207
		8,459,307
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	24,992	2,176,803
ABIOMED, Inc. (a)	1,128	314,216
Align Technology, Inc. (a)	6,865	1,435,334
Boston Scientific Corp. (a)	948	40,252
Cooper Cos., Inc.	5,524	1,863,798
Hill-Rom Holdings, Inc.	15,398	1,642,043
Hologic, Inc. (a)	24,596	1,260,545
Intuitive Surgical, Inc. (a)	5,669	2,945,102
STERIS PLC	51	7,592
Stryker Corp.	22,763	4,775,222
		16,460,907
Health Care Providers & Services 2.9%
AmerisourceBergen Corp.	45,979	4,007,070
Encompass Health Corp.	472	30,132
HCA Healthcare, Inc.	32,297	4,311,972
McKesson Corp.	15,121	2,101,063
UnitedHealth Group, Inc.	40,765	10,150,893
		20,601,130
Health Care Technology 1.1%
Cerner Corp.	62,085	4,448,390
Veeva Systems, Inc., Class A (a)	19,612	3,253,631
		7,702,021
Hotels, Restaurants & Leisure 2.7%
Chipotle Mexican Grill, Inc. (a)	53	42,163
Darden Restaurants, Inc.	33,113	4,025,217
Hilton Worldwide Holdings, Inc.	11,724	1,131,952
McDonald's Corp.	2,969	625,628
Starbucks Corp.	97,896	9,269,772
Yum China Holdings, Inc.	90,780	4,130,490
		19,225,222
Household Durables 1.1%
NVR, Inc. (a)	489	1,635,284
PulteGroup, Inc.	104,266	3,285,422
Tempur Sealy International, Inc. (a)	24,735	1,984,242
Toll Brothers, Inc.	35,591	1,280,208
		8,185,156
Industrial Conglomerates 0.3%
3M Co.	2,712	473,841
Carlisle Cos., Inc.	11,576	1,669,375
Honeywell International, Inc.	1,024	176,599
		2,319,815
Insurance 1.4%
American International Group, Inc.	26,480	1,482,615
Brighthouse Financial, Inc. (a)	34,438	1,348,937
Fidelity National Financial, Inc.	29,238	1,253,726
First American Financial Corp.	26,599	1,537,954
Progressive Corp.	50,183	4,063,819
		9,687,051
Interactive Media & Services 9.4%
Alphabet, Inc. (a)
Class A	15,361	18,712,770
Class C	15,801	19,224,761
Facebook, Inc., Class A (a)	132,105	25,658,754
IAC/InterActiveCorp (a)	7,309	1,747,216
Match Group, Inc. (b)	8,287	623,928
Twitter, Inc. (a)	36,683	1,552,058
		67,519,487
Internet & Direct Marketing Retail 7.5%
Amazon.com, Inc. (a)	20,477	38,226,054
Booking Holdings, Inc. (a)	3,499	6,601,248
eBay, Inc.	122,261	5,035,931
Expedia Group, Inc.	26,853	3,564,467
		53,427,700
IT Services 10.6%
Accenture PLC, Class A	46,806	9,013,899
Akamai Technologies, Inc. (a)	47,960	4,226,715
Automatic Data Processing, Inc.	4,978	828,937
Booz Allen Hamilton Holding Corp.	43,354	2,980,587
CACI International, Inc., Class A (a)	12,274	2,640,751
CoreLogic, Inc. (a)	7,686	350,251
Euronet Worldwide, Inc. (a)	22,863	3,564,570
FleetCor Technologies, Inc. (a)	3,244	921,847
Genpact, Ltd.	58,126	2,306,440
Global Payments, Inc.	1,191	199,993
GoDaddy, Inc., Class A (a)	30,384	2,229,578
International Business Machines Corp.	23,965	3,552,572
Leidos Holdings, Inc.	23,284	1,911,616
Mastercard, Inc., Class A	44,439	12,099,407
PayPal Holdings, Inc. (a)	86,011	9,495,614
Square, Inc., Class A (a)	16,492	1,326,122
Switch, Inc.	32,057	435,013
VeriSign, Inc. (a)	2,163	456,588
Visa, Inc., Class A	97,167	17,295,726
		75,836,226
Life Sciences Tools & Services 1.1%
Bruker Corp.	8,247	394,619
Charles River Laboratories International, Inc. (a)	4,356	586,056
Illumina, Inc. (a)	7,261	2,173,798
PRA Health Sciences, Inc. (a)	29,383	2,935,656
Thermo Fisher Scientific, Inc.	6,340	1,760,491
Waters Corp. (a)	451	94,963
		7,945,583
Machinery 0.7%
AGCO Corp.	17,644	1,358,588
Allison Transmission Holdings, Inc.	77,507	3,561,447
		4,920,035
Media 3.2%
Altice U.S.A., Inc., Class A (a)	149,769	3,865,538
AMC Networks, Inc., Class A (a)	1,479	78,949
Charter Communications, Inc., Class A (a)	10,542	4,062,676
Comcast Corp., Class A	108,890	4,700,781
Discovery, Inc., Class A (a)	37,712	1,143,051
DISH Network Corp., Class A (a)	35,293	1,195,021
Nexstar Media Group, Inc., Class A	34,270	3,487,658
Omnicom Group, Inc.	3,152	252,853
Sinclair Broadcast Group, Inc., Class A	64,068	3,219,417
Tribune Media Co., Class A	16,091	747,749
		22,753,693
Multiline Retail 0.3%
Target Corp.	21,323	1,842,307

Oil, Gas & Consumable Fuels 0.3%
Cabot Oil & Gas Corp.	115,895	2,220,548

Pharmaceuticals 1.4%
Eli Lilly & Co.	14,180	1,544,911
Horizon Therapeutics PLC (a)	60,639	1,509,305
Johnson & Johnson	175	22,788
Merck & Co., Inc.	81,230	6,741,278
		9,818,282
Professional Services 0.7%
Nielsen Holdings PLC	142,533	3,301,064
Verisk Analytics, Inc.	11,675	1,771,331
		5,072,395
Road & Rail 0.9%
Union Pacific Corp.	36,876	6,635,836

Semiconductors & Semiconductor Equipment 4.6%
Applied Materials, Inc.	46,328	2,287,213
Broadcom, Inc.	30,455	8,831,645
Lam Research Corp.	19,826	4,135,902
Micron Technology, Inc. (a)	40,087	1,799,505
NVIDIA Corp.	18,909	3,190,327
Qorvo, Inc. (a)	2,982	218,551
QUALCOMM, Inc.	48,665	3,560,331
Teradyne, Inc.	78,341	4,365,944
Texas Instruments, Inc.	35,972	4,496,860
		32,886,278
Software 15.2%
Adobe, Inc. (a)	18,793	5,616,476
Atlassian Corp. PLC, Class A (a)	683	95,702
Cadence Design Systems, Inc. (a)	59,527	4,399,641
CDK Global, Inc.	71,742	3,721,258
Dropbox, Inc., Class A (a)	19,029	448,323
Fair Isaac Corp. (a)	6,509	2,261,357
Fortinet, Inc. (a)	47,396	3,806,373
Intuit, Inc.	8,663	2,402,336
LogMeIn, Inc.	45,473	3,454,584
Manhattan Associates, Inc. (a)	22,189	1,885,843
Microsoft Corp.	398,452	54,297,054
Nuance Communications, Inc. (a)	76,818	1,278,251
Oracle Corp.	173,182	9,750,147
Palo Alto Networks, Inc. (a)	12,222	2,768,772
Salesforce.com, Inc. (a)	41,939	6,479,575
ServiceNow, Inc. (a)	4,044	1,121,765
Synopsys, Inc. (a)	259	34,385
Teradata Corp. (a)	37,978	1,390,754
VMware, Inc., Class A	18,106	3,159,316
Workday, Inc., Class A (a)	51	10,199
		108,382,111
Specialty Retail 3.2%
Advance Auto Parts, Inc.	2,478	373,286
AutoZone, Inc. (a)	4,084	4,586,496
Best Buy Co., Inc.	47,478	3,633,491
Dick's Sporting Goods, Inc.	52,072	1,935,516
Home Depot, Inc.	15,457	3,303,006
Lowe's Cos., Inc.	35,334	3,582,868
O'Reilly Automotive, Inc. (a)	3,520	1,340,275
TJX Cos., Inc.	4,723	257,687
Ulta Beauty, Inc. (a)	5,502	1,921,574
Williams-Sonoma, Inc.	32,712	2,181,236
		23,115,435
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc.	211,790	45,119,742
Dell Technologies, Inc., Class C (a)	30,237	1,745,884
HP, Inc.	743	15,633
NCR Corp. (a)	80,310	2,715,281
Xerox Corp.	24,300	780,030
		50,376,570
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., Class B	52,107	4,482,765
Skechers U.S.A., Inc., Class A (a)	94,493	3,585,065
		8,067,830
Thrifts & Mortgage Finance 0.2%
LendingTree, Inc. (a)	1,084	349,634
MGIC Investment Corp. (a)	88,071	1,131,712
		1,481,346
Total Common Stocks (Cost $507,044,893)		702,894,286

Exchange-Traded Fund 1.8%
Banks 1.8%
iShares Russell 1000 Growth ETF	81,492	13,146,289

Total Exchange-Traded Fund (Cost $13,031,421)		13,146,289

Short-Term Investments 0.0%‡
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 2.07% (c)	16,322	16,322

Unaffiliated Investment Company 0.0% ‡
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (c)(d)	80,127	80,127

Total Short-Term Investments (Cost $96,449)		96,449

Total Investments (Cost $520,172,763)	100.1%	716,137,024
Other Assets, Less Liabilities	(0.1)	(798,198)
Net Assets	100.0%	$715,338,826

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2019, the aggregate market value of securities on loan was $601,401; the total market value of collateral held by the Fund was $618,623. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $538,496.
(c)	Current yield as of July 31, 2019.
(d)	Represents a security, purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
REIT	—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$702,894,286	$—	$—	$702,894,286
Exchange-Traded Fund	13,146,289	—	—	13,146,289
Short-Term Investments
Affiliated Investment Company	16,322	—	—	16,322
Unaffiliated Investment Company	80,127	—	—	80,127
Total Short-Term Investments	96,449	—	—	96,449
Total Investments in Securities	$716,137,024	$—	$—	$716,137,024

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay High Yield Municipal Bond Fund
Portfolio of Investments July 31, 2019 (Unaudited)

	Principal Amount	Value
Municipal Bonds 98.4% †
Long-Term Municipal Bonds 83.7%
Alabama 0.6%
Alabama Special Care Facilities Financing Authority-Birmingham AL, Methodist Home for the Aging, Revenue Bonds Series S 5.75%, due 6/1/45	$1,250,000	$1,393,763
County of Jefferson AL, Sewer, Revenue Bonds
Senior Lien-Series A, Insured: AGM 5.50%, due 10/1/53	11,960,000	13,708,791
Series D 6.00%, due 10/1/42	2,500,000	2,958,200
Montgomery Educational Building Authority, Faulkner University, Revenue Bonds Series A 5.00%, due 10/1/43	5,080,000	5,579,059
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds (a)
Series A 4.50%, due 5/1/32	5,000,000	5,426,900
Series A 5.25%, due 5/1/44	9,000,000	9,999,990
		39,066,703
Alaska 0.4%
Northern Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/46	24,160,000	24,190,200
Arizona 1.3%
Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds Series A 5.00%, due 2/1/42	7,945,000	8,470,641
Arizona Industrial Development Authority, Revenue Bonds Series B 5.00%, due 3/1/37 (a)	3,280,000	3,563,458
Arizona Industrial Development Authority, American Charter Schools, Revenue Bonds (a)
6.00%, due 7/1/37	3,035,000	3,469,733
6.00%, due 7/1/47	4,785,000	5,387,049
Arizona Industrial Development Authority, Basis Schools Projects, Revenue Bonds (a)
Series G 5.00%, due 7/1/47	1,000,000	1,071,440
Series A 5.375%, due 7/1/50	1,500,000	1,625,340
Arizona Industrial Development Authority, NCCU Properties LLC, Central University Project, Revenue Bonds
Series A, Insured: BAM 4.00%, due 6/1/44	2,500,000	2,655,550
Series A, Insured: BAM 5.00%, due 6/1/58	3,000,000	3,458,490
Florence Town, Inc. Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds 6.00%, due 7/1/43	2,450,000	2,658,127
Industrial Development Authority of the City of Phoenix, Basis Schools Projects, Revenue Bonds (a)
Series A 5.00%, due 7/1/35	1,700,000	1,824,780
Series A 5.00%, due 7/1/46	4,120,000	4,350,473
Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student LLC, Revenue Bonds Series A 5.00%, due 7/1/37	1,000,000	1,159,570
Industrial Development Authority of the City of Phoenix, Great Hearts Academies, Revenue Bonds 6.40%, due 7/1/47	1,000,000	1,098,890
Industrial Development Authority of the City of Phoenix, Villa Montessori, Inc., Revenue Bonds 5.00%, due 7/1/45	1,150,000	1,212,468
Industrial Development Authority of the County of Pima, American Leadership AC, Revenue Bonds 5.625%, due 6/15/45 (a)	3,985,000	4,327,072
Industrial Development Authority of the County of Pima, Charter Schools Project, Revenue Bonds Series Q 5.375%, due 7/1/31	1,945,000	2,050,011
Industrial Development Authority of the County of Yavapai, Agribusiness & Equine Center, Revenue Bonds 7.875%, due 3/1/42	500,000	552,010
Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds 5.00%, due 7/1/35	3,000,000	3,186,990
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series A 3.60%, due 2/1/40	15,000,000	15,161,100
Series B 3.60%, due 4/1/40	9,000,000	9,096,570
Phoenix Industrial Development Authority, Espiritu Community Development Corp., Revenue Bonds Series A 6.25%, due 7/1/36	930,000	930,512
Pima County Industrial Development Authority, American Leadership Academy Project, Revenue Bonds 5.00%, due 6/15/47 (a)	4,150,000	4,262,382
Pinal County Industrial Development Authority, Environmental Facilities, Revenue Bonds 7.25%, due 10/1/33 (a)(b)	3,300,000	3,618,747
Tempe Industrial Development Authority, Revenue Bonds Series A 6.125%, due 10/1/47 (a)	2,800,000	3,179,456
		88,370,859
Arkansas 0.6%
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds 4.50%, due 9/1/49 (a)(b)	32,500,000	33,808,775
Arkansas Development Finance Authority, Revenue Bonds
Series C 5.00%, due 2/1/33	1,425,000	1,624,101
Series C 5.00%, due 2/1/35	1,170,000	1,325,563
		36,758,439
California 8.9%
Alameda Corridor Transportation Authority, Revenue Bonds Series 1999-A, Insured: NATL-RE (zero coupon), due 10/1/35	3,440,000	2,117,045
Antelope Valley Healthcare District, Revenue Bonds Series A 5.00%, due 3/1/46	1,095,000	1,154,426
Bassett Unified School District, Unlimited General Obligation
Series C, Insured: NATL-RE (zero coupon), due 8/1/41	2,050,000	987,403
Series C, Insured: NATL-RE (zero coupon), due 8/1/42	2,000,000	927,000
California County Tobacco Securitization Agency, Revenue Bonds
Series A 5.125%, due 6/1/38	5,500,000	5,500,880
5.125%, due 6/1/38	4,225,000	4,236,999
5.25%, due 6/1/46	3,275,000	3,274,934
5.65%, due 6/1/41	8,600,000	8,669,488
California Municipal Finance Authority, Baptist University, Revenue Bonds (a)
Series A 5.375%, due 11/1/40	3,000,000	3,449,070
Series A 5.50%, due 11/1/45	6,000,000	6,903,720
California Municipal Finance Authority, LAX Integrated Express Solutions Project, Revenue Bonds (b)
Insured: AGM 3.25%, due 12/31/32	6,715,000	7,023,286
Series A 5.00%, due 12/31/43	6,255,000	7,339,054
Series A 5.00%, due 12/31/47	30,445,000	35,563,718
Series B 5.00%, due 6/1/48	2,000,000	2,332,700
California Municipal Finance Authority, NorthBay Healthcare, Revenue Bonds Series A 5.00%, due 11/1/47	5,515,000	6,063,246
California Municipal Finance Authority, Palmdale Aerospace Academy Projects, Revenue Bonds 5.00%, due 7/1/46 (a)	2,165,000	2,361,452
California Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	1,525,000	1,597,148
California Municipal Finance Authority, Southwestern Law School, Revenue Bonds 6.50%, due 11/1/41	1,000,000	1,110,180
California Municipal Finance Authority, University of La Verne, Revenue Bonds Series A 6.25%, due 6/1/40	500,000	521,990
California Municipal Finance Authority, West Village Student Housing Project, Revenue Bonds 5.00%, due 5/15/51	40,000,000	46,876,400
California Municipal Finance Authority, William Jessup University, Revenue Bonds
5.00%, due 8/1/28	1,000,000	1,153,270
5.00%, due 8/1/48	2,675,000	2,935,251
California School Finance Authority, High Tech High Learning Project, Revenue Bonds Series A 5.00%, due 7/1/49 (a)	3,000,000	3,394,980
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A 6.375%, due 11/1/43	3,535,000	4,091,268
7.50%, due 11/1/41	1,000,000	1,144,060
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (a)
Series A 5.00%, due 6/1/36	2,250,000	2,523,015
Series A 5.00%, due 6/1/46	2,000,000	2,210,180
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.625%, due 11/1/33	680,000	769,495
5.875%, due 11/1/43	435,000	490,049
California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds
Series A 5.00%, due 12/1/41 (a)	1,700,000	1,897,795
Series A 5.00%, due 12/1/46 (a)	4,545,000	5,047,631
Series A 5.25%, due 12/1/56 (a)	20,000,000	22,428,800
5.50%, due 12/1/54	3,800,000	4,228,526
Series A 5.50%, due 12/1/58 (a)	24,275,000	28,250,759
California Statewide Communities Development Authority, Methodist Hospital of Southern California Project, Revenue Bonds
4.375%, due 1/1/48	2,185,000	2,361,308
5.00%, due 1/1/43	7,500,000	8,746,650
California Statewide Communities Development Authority, Redlands Community Hospital Obligated Group, Revenue Bonds 5.00%, due 10/1/46	1,560,000	1,789,772
California Statewide Communities Development Authority, Stars Citrus, Certificates of Participation Insured: NATL-RE 1.008%, due 4/1/28 (c)	200,000	200,000
California Statewide Communities Development Authority, University of California, Irvine Campus Apartments, Revenue Bonds Series A 5.00%, due 5/15/50	2,000,000	2,326,060
California Statewide Financing Authority, Turbo Pooled Program C, Revenue Bonds (zero coupon), due 6/1/55	128,700,000	6,435,000
Cathedral City Public Financing Authority, Tax Allocation
Series A, Insured: NATL-RE (zero coupon), due 8/1/23	925,000	864,477
Series A, Insured: NATL-RE (zero coupon), due 8/1/26	1,085,000	935,292
City of Oroville CA, Oroville Hospital, Revenue Bonds
5.25%, due 4/1/49	6,735,000	7,873,619
5.25%, due 4/1/54	4,200,000	4,897,158
City of San Buenaventura CA, Community Memorial Health System, Revenue Bonds 7.50%, due 12/1/41	6,150,000	6,857,004
Davis Redevelopment Agency, Davis Redevelopment Project, Tax Allocation Series A 7.00%, due 12/1/36	1,375,000	1,555,221
Del Mar Race Track Authority, Revenue Bonds 5.00%, due 10/1/35	1,665,000	1,852,779
Fontana Unified School District, Unlimited General Obligation
Series C (zero coupon), due 8/1/38	10,000,000	3,888,100
Series C (zero coupon), due 8/1/39	17,900,000	6,546,030
Series C (zero coupon), due 8/1/43	16,000,000	4,599,520
Series C (zero coupon), due 8/1/44	8,000,000	2,171,680
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Subseries B-2 3.50%, due 1/15/53 (c)	15,000,000	15,222,750
Series A 6.00%, due 1/15/49	1,500,000	1,760,880
Series C 6.50%, due 1/15/43	5,000,000	5,918,300
Fresno Unified School District, Election 2001, Unlimited General Obligation Series G (zero coupon), due 8/1/41	10,000,000	2,437,500
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A-2 5.30%, due 6/1/37	20,365,000	21,003,443
Golden State Tobacco Securitization Corp., Revenue Bonds
Series B (zero coupon), due 6/1/47	625,000,000	99,256,250
Series A-1 5.00%, due 6/1/47	18,210,000	18,401,569
Series A-2 5.00%, due 6/1/47	6,000,000	6,063,120
Series A-1 5.25%, due 6/1/47	6,500,000	6,628,180
Hayward Unified School District, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/37	6,135,000	1,807,371
Inland Empire Tobacco Securitization Authority, Revenue Bonds Series E (zero coupon), due 6/1/57 (a)	30,000,000	1,203,600
Mendocino-Lake Community College District, Unlimited General Obligation
Series B, Insured: AGM (zero coupon), due 8/1/39	8,400,000	2,175,012
Series B, Insured: AGM (zero coupon), due 8/1/51	40,000,000	3,869,200
Riverside County Transportation Commission, Revenue Bonds Senior Lien-Series A 5.75%, due 6/1/48	1,480,000	1,637,191
Rohnerville School District, Unlimited General Obligation
Series B, Insured: AGM (zero coupon), due 8/1/42	1,000,000	464,940
Series B, Insured: AGM (zero coupon), due 8/1/47	1,000,000	377,130
San Francisco City & County Redevelopment Agency, District #6 Mission Bay Public, Special Tax
Series C (zero coupon), due 8/1/37	5,015,000	1,978,768
Series C (zero coupon), due 8/1/38	2,000,000	737,780
San Francisco City & County Redevelopment Agency, Mission Bay South Redevelopment, Tax Allocation Series D 7.00%, due 8/1/41	435,000	474,102
San Joaquin Hills Transportation Corridor Agency, Junior Lien, Revenue Bonds
Series B 5.25%, due 1/15/44	16,500,000	18,584,115
Series B 5.25%, due 1/15/49	4,220,000	4,740,073
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds Senior Lien-Series A 5.00%, due 1/15/50	18,150,000	20,367,204
Santa Ana Unified School District, Election 2008, Unlimited General Obligation Series B, Insured: AGC (zero coupon), due 8/1/47	25,000,000	8,955,750
Sierra Kings Health Care District, Unlimited General Obligation 5.00%, due 8/1/37	2,465,000	2,808,448
Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds
Insured: NATL-RE 4.80%, due 9/1/20	125,000	125,251
Insured: NATL-RE 5.125%, due 9/1/30	2,900,000	2,901,247
Insured: NATL-RE 5.25%, due 9/1/23	345,000	345,235
Insured: NATL-RE 5.25%, due 9/1/24	100,000	100,065
Insured: NATL-RE 5.25%, due 9/1/34	350,000	350,154
Insured: NATL-RE 5.375%, due 9/1/21	175,000	175,145
Stockton Unified School District, Election 2008, Unlimited General Obligation
Series D, Insured: AGM (zero coupon), due 8/1/42	9,080,000	4,373,564
Series B (zero coupon), due 6/1/50	16,260,000	2,459,488
Tobacco Securitization Authority of Northern California, Revenue Bonds
Series A-1 5.125%, due 6/1/46	18,160,000	18,206,308
Series A-1 5.375%, due 6/1/38	2,470,000	2,480,868
Series A-1 5.50%, due 6/1/45	5,100,000	5,122,695
Turlock Public Financing Authority, Tax Allocation 7.50%, due 9/1/39	500,000	551,335
West Contra Costa Healthcare District, Certificates of Participation 6.25%, due 7/1/42	5,000,000	5,492,300
Westminster School District, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/53	20,000,000	2,291,600
		584,322,819
Colorado 2.0%
Arista Metropolitan District, Limited General Obligation Series A 5.125%, due 12/1/48	3,500,000	3,664,010
Arkansas River Power Authority, Revenue Bonds Series A 5.00%, due 10/1/43	14,675,000	16,929,960
Belleview Station Metropolitan District No. 2, Limited General Obligation 5.125%, due 12/1/46	2,375,000	2,469,620
Broadway Station Metropolitan District No. 2, Unlimited General Obligation Series A 5.125%, due 12/1/48	3,000,000	3,136,500
Central Platte Valley Metropolitan District, Unlimited General Obligation
5.00%, due 12/1/43	1,250,000	1,341,312
Series A 5.375%, due 12/1/33	1,500,000	1,703,535
City & County of Denver CO, United Airlines Project, Revenue Bonds 5.00%, due 10/1/32 (b)	7,000,000	7,636,510
Colorado Health Facilities Authority, Covenant Retirement Communities, Revenue Bonds
5.00%, due 12/1/35	3,500,000	3,932,775
Series A 5.00%, due 12/1/48	7,500,000	8,539,800
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project, Revenue Bonds Series A 5.25%, due 5/15/47	2,000,000	2,238,080
Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds Series A 5.75%, due 2/1/44	4,175,000	4,658,256
Denver Health & Hospital Authority, 550 Acoma, Inc., Certificates of Participation 5.00%, due 12/1/48	1,755,000	2,016,513
Denver Health & Hospital Authority, Revenue Bonds Series A 5.25%, due 12/1/45	4,250,000	4,674,192
Dominion Water & Sanitation District, Revenue Bonds
Senior Lien 5.75%, due 12/1/36	9,935,000	10,609,189
6.00%, due 12/1/46	1,000,000	1,072,240
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE (zero coupon), due 9/1/22	5,000,000	4,767,050
Series B, Insured: NATL-RE (zero coupon), due 9/1/25	245,000	218,018
Series B, Insured: NATL-RE (zero coupon), due 9/1/26	4,540,000	3,926,964
Series B, Insured: NATL-RE (zero coupon), due 9/1/27	735,000	488,650
Series B, Insured: NATL-RE (zero coupon), due 9/1/28	1,405,000	878,884
Series B, Insured: NATL-RE (zero coupon), due 9/1/29	4,510,000	3,546,574
Series B, Insured: NATL-RE (zero coupon), due 9/1/30	500,000	378,000
Series B, Insured: NATL-RE (zero coupon), due 9/1/35	2,245,000	1,157,881
Series B, Insured: NATL-RE (zero coupon), due 9/1/37	1,170,000	541,067
Series B, Insured: NATL-RE (zero coupon), due 9/1/39	515,000	213,926
(zero coupon), due 9/1/40	5,250,000	2,602,425
(zero coupon), due 9/1/41	3,925,000	1,868,182
Eagle County Airport Terminal Corp., Revenue Bonds Series B 5.00%, due 5/1/33 (b)	2,435,000	2,855,257
Fruita Co. Healthcare, Canyons Hospital & Medical Center Project, Revenue Bonds Series A 5.50%, due 1/1/48 (a)	10,000,000	11,076,700
Park Creek Metropolitan District, Senior Ltd., Property, Tax Allocation Senior Lien-Series A 5.00%, due 12/1/45	4,000,000	4,476,000
Southglenn Metropolitan District, Special Revenue, Limited General Obligation 5.00%, due 12/1/46	2,100,000	2,161,173
Sterling Ranch Community Authority Board, Revenue Bonds Series A 5.00%, due 12/1/47	3,500,000	3,570,280
Villages at Castle Rock CO, Metropolitan District No. 6, Cobblestone Ranch Project, Limited General Obligation Series 2 (zero coupon), due 12/1/37	40,000,000	11,923,600
		131,273,123
Connecticut 0.4%
City of Hartford CT, Unlimited General Obligation
Series B 5.00%, due 4/1/26	60,000	67,103
Series B 5.00%, due 4/1/27	500,000	557,200
Series B 5.00%, due 4/1/30	640,000	707,911
Series B 5.00%, due 4/1/33	100,000	109,882
Connecticut State Health & Educational Facility Authority, Church Home of Hartford, Inc., Revenue Bonds Series A 5.00%, due 9/1/53 (a)	1,500,000	1,585,965
Connecticut State Health & Educational Facility Authority, University of New Haven, Revenue Bonds Series K-3 5.00%, due 7/1/48	3,695,000	4,245,481
Connecticut State Higher Education Supplement Loan Authority, Revenue Bonds Series B 3.25%, due 11/15/35 (b)	8,175,000	8,286,752
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds Series A 5.00%, due 2/1/36	1,475,000	1,448,789
State of Connecticut, Bradley International Airport, Revenue Bonds Series A, Insured: ACA 6.60%, due 7/1/24 (b)	1,785,000	1,791,337
State of Connecticut, Unlimited General Obligation
Series C 5.00%, due 6/15/28	5,000,000	6,296,200
Series E 5.00%, due 9/15/37	2,250,000	2,712,240
		27,808,860
Delaware 0.6%
Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds
4.25%, due 6/1/38	2,235,000	2,367,893
4.375%, due 6/1/48	9,650,000	10,241,835
5.00%, due 6/1/37	1,000,000	1,175,340
5.00%, due 6/1/43	5,000,000	5,803,700
Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Project, Revenue Bonds 5.00%, due 7/1/32	3,855,000	4,206,807
Kent County DE, Student Housing & Dining Facility, CHF-Dover LLC, Delaware State University Project, Revenue Bonds
Series A 5.00%, due 7/1/40	1,050,000	1,159,872
Series A 5.00%, due 7/1/48	2,735,000	2,987,905
Series A 5.00%, due 7/1/53	4,340,000	4,724,958
Series A 5.00%, due 7/1/58	6,950,000	7,514,340
		40,182,650
District of Columbia 1.2%
District of Columbia International School, Revenue Bonds
5.00%, due 7/1/49	1,275,000	1,496,187
5.00%, due 7/1/54	2,300,000	2,677,315
District of Columbia, Center Strategic & International Studies, Revenue Bonds 6.625%, due 3/1/41	1,000,000	1,085,170
District of Columbia, Friendship Public Charter School, Revenue Bonds 5.00%, due 6/1/46	1,400,000	1,564,682
District of Columbia, Howard University, Revenue Bonds Series A 6.50%, due 10/1/41	885,000	925,161
District of Columbia, Methodist Home, Revenue Bonds Series A-R 5.25%, due 1/1/39	1,015,000	1,023,506
District of Columbia, Provident Group-Howard Properties, Revenue Bonds
5.00%, due 10/1/30	1,500,000	1,559,460
5.00%, due 10/1/45	5,355,000	5,470,828
District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds Series A (zero coupon), due 6/15/46	85,000,000	14,416,000
District of Columbia, Unrefunded-Howard University, Revenue Bonds Series A 6.25%, due 10/1/32	1,400,000	1,466,262
Metropolitan Washington Airports Authority Dulles Toll Road, Metrorail & Capital, Revenue Bonds 5.00%, due 10/1/53	40,000,000	42,741,200
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds 2nd Senior Lien (zero coupon), due 10/1/39	5,005,000	2,503,201
		76,928,972
Florida 1.4%
Capital Projects Finance Authority, Revenue Bonds Series F-1, Insured: NATL-RE 5.00%, due 10/1/31	4,120,000	4,192,224
Capital Trust Agency, Inc., Odyssey Charter School, Revenue Bonds Series A 5.50%, due 7/1/47 (a)	2,000,000	2,135,960
Celebration Pointe Community Development District, Special Assessment 5.125%, due 5/1/45	2,750,000	2,867,892
City of Atlantic Beach FL, Fleet Landing Project, Revenue Bonds Series B 5.625%, due 11/15/43	1,500,000	1,673,940
City of Atlantic Beach Health Care Facilities, Fleet Landing Project, Revenue Bonds
Series B-2 3.00%, due 11/15/23	3,500,000	3,531,780
Series B-1 3.25%, due 11/15/24	2,155,000	2,191,743
Series A 5.00%, due 11/15/48	3,000,000	3,389,310
City of Orlando FL, Unrefunded Third Lien, Tourist Development Tax, Revenue Bonds Insured: AGC 5.50%, due 11/1/38	810,000	812,633
City of Tallahassee FL, Memorial Healthcare, Inc., Revenue Bonds Series A 5.00%, due 12/1/55	7,500,000	8,348,550
Collier County Educational Facilities Authority, Marian University Project, Revenue Bonds
5.25%, due 6/1/28	2,250,000	2,404,058
6.125%, due 6/1/43	2,500,000	2,703,375
County of Bay FL, Bay Haven Charter Academy, Inc., Revenue Bonds
Series A 5.00%, due 9/1/45	250,000	264,125
Series A 6.00%, due 9/1/40	1,000,000	1,033,400
Florida Development Finance Corp., Florida Charter Foundation, Inc. Projects, Revenue Bonds Series A 4.75%, due 7/15/36 (a)	4,605,000	4,664,727
Florida State Higher Educational Facilities Financial Authority, Ringling College Project, Revenue Bonds 4.00%, due 3/1/47	6,670,000	6,967,682
Florida State Higher Educational Facilities Financial Authority, Saint Leo University Project, Revenue Bonds
5.00%, due 3/1/44	1,370,000	1,549,114
5.00%, due 3/1/49	1,630,000	1,835,999
Lee County Industrial Development Authority, Preserve Project, Revenue Bonds Series A 5.75%, due 12/1/52 (a)	4,500,000	4,749,255
Martin County Health Facilities Authority, Martin Memorial Medical Center, Revenue Bonds 5.00%, due 11/15/45	3,500,000	4,161,395
Miami Beach Health Facilities Authority, Sinai Medical Center Florida, Revenue Bonds
5.00%, due 11/15/29	1,825,000	2,012,482
5.00%, due 11/15/39	2,230,000	2,493,809
Mid-Bay Bridge Authority, Revenue Bonds
Series A 5.00%, due 10/1/35	1,500,000	1,703,220
Series C 5.00%, due 10/1/40	1,000,000	1,115,390
Series A 7.25%, due 10/1/40	2,500,000	2,818,050
North Sumter County Utility Dependent District, Revenue Bonds 6.25%, due 10/1/43	1,500,000	1,585,620
Osceola County Expressway Authority, Poinciana, Revenue Bonds Senior Lien 6.00%, due 10/1/36	4,000,000	3,631,160
Osceola County Expressway Authority, Revenue Bonds Senior Lien-Series A 5.375%, due 10/1/47	11,170,000	12,145,476
Pinellas County Educational Facilities Authority, Pinellas Academy Math & Science Project, Revenue Bonds Series A 5.00%, due 12/15/48 (a)	3,280,000	3,603,998
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc. Project, Revenue Bonds
5.00%, due 1/1/49	1,750,000	1,943,095
5.00%, due 1/1/55	800,000	885,736
		93,415,198
Georgia 0.9%
Cedartown Polk County Hospital Authority, Antic Certs-Polk Medical Center, Revenue Bonds 5.00%, due 7/1/39	8,100,000	9,149,355
Cobb County Development Authority, Kennesaw State University, Revenue Bonds Junior Lien 5.00%, due 7/15/38	2,390,000	2,643,029
Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds 5.00%, due 7/1/36	4,000,000	4,395,360
Gainesville & Hall County Development Authority, Educational Facilities, Riverside Military Academy, Revenue Bonds 5.125%, due 3/1/52	1,500,000	1,646,370
Main Street Natural Gas, Inc., Revenue Bonds
Series A 4.00%, due 5/15/39	6,800,000	7,329,380
Series A 5.00%, due 5/15/38	3,500,000	4,633,685
Series A 5.00%, due 5/15/49	15,000,000	20,292,150
Marietta Development Authority, University Facilities-Life University, Inc. Project, Revenue Bonds Series A 5.00%, due 11/1/37 (a)	3,750,000	4,203,938
Private Colleges & Universities Authority, Mercer University Project, Revenue Bonds 5.00%, due 10/1/45	6,000,000	6,658,740
		60,952,007
Guam 1.2%
Antonio B. Won Pat International Airport Authority, Revenue Bonds Series C 6.375%, due 10/1/43 (b)	3,000,000	3,479,220
Guam Government Waterworks Authority, Water & Wastewater Systems Revenue, Revenue Bonds 5.00%, due 7/1/40	9,020,000	10,240,045
Guam Government, Waterworks Authority, Revenue Bonds
5.00%, due 1/1/46	4,200,000	4,682,538
5.50%, due 7/1/43	13,565,000	14,864,663
Port Authority of Guam, Revenue Bonds Series A 5.00%, due 7/1/48	5,200,000	6,036,264
Territory of Guam, Business Privilege Tax, Revenue Bonds Series A 5.00%, due 1/1/20	350,000	354,620
Territory of Guam, Revenue Bonds
Series D 5.00%, due 11/15/29	1,415,000	1,596,927
Series D 5.00%, due 11/15/39	25,750,000	28,092,992
Series A 5.125%, due 1/1/42	3,420,000	3,564,529
Series A 6.50%, due 11/1/40	3,990,000	4,268,741
		77,180,539
Hawaii 0.2%
Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc, Revenue Bonds Series B 4.00%, due 3/1/37 (b)	4,200,000	4,389,924
State of Hawaii Department of Budget & Finance, Hawaii Pacific University, Revenue Bonds
6.625%, due 7/1/33	2,085,000	2,231,471
Series A 6.875%, due 7/1/43	4,640,000	4,948,931
State of Hawaii Department of Budget & Finance, Revenue Bonds 5.00%, due 1/1/45 (a)	1,500,000	1,525,530
		13,095,856
Idaho 0.0% ‡
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds 5.00%, due 9/1/37	1,000,000	1,109,990

Illinois 11.6%
Chicago Board of Education Dedicated Capital Improvement, Unlimited General Obligation (a)
Series B 7.00%, due 12/1/42	10,000,000	12,526,000
Series A 7.00%, due 12/1/46	4,000,000	4,995,760
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/35	1,615,000	1,819,055
5.00%, due 4/1/36	1,270,000	1,425,385
5.00%, due 4/1/42	8,500,000	9,418,595
Chicago Board of Education, School Reform Board, Unlimited General Obligation Series A-A, Insured: AGC 5.50%, due 12/1/26	19,400,000	22,946,514
Chicago Board of Education, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE (zero coupon), due 12/1/27	5,105,000	4,021,974
Series B-1, Insured: NATL-RE (zero coupon), due 12/1/30	11,785,000	8,222,866
Series B-1, Insured: NATL-RE (zero coupon), due 12/1/31	675,000	453,269
Series A, Insured: NATL-RE (zero coupon), due 12/1/31	170,000	114,019
Chicago Board of Education, Special Tax 6.00%, due 4/1/46	35,000,000	41,143,900
Chicago Board of Education, Unlimited General Obligation
Series F 5.00%, due 12/1/31	21,515,000	21,982,736
Series B 5.00%, due 12/1/33	2,050,000	2,161,541
Series G 5.00%, due 12/1/34	5,000,000	5,601,050
Series H 5.00%, due 12/1/36	7,000,000	7,792,680
Series A 5.00%, due 12/1/41	1,805,000	1,864,764
Series A 5.00%, due 12/1/42	21,065,000	22,001,129
Series D 5.00%, due 12/1/46	6,500,000	7,133,035
Series H 5.00%, due 12/1/46	7,000,000	7,619,430
Series C 5.25%, due 12/1/39	1,405,000	1,511,513
Series A 5.25%, due 12/1/41	5,295,000	5,499,705
Series A 5.50%, due 12/1/39	6,995,000	7,311,943
Series A 7.00%, due 12/1/44	11,375,000	13,684,694
Chicago O'Hare International Airport Special Facility, AMT-Trips Obligated Group, Revenue Bonds (b)
5.00%, due 7/1/38	1,500,000	1,749,630
5.00%, due 7/1/48	5,000,000	5,770,200
Chicago Transit Authority, Second Lien, Revenue Bonds 5.00%, due 12/1/46	9,000,000	10,128,960
City of Chicago IL, City Colleges, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 1/1/34	300,000	183,594
City of Chicago IL, Sales Tax, Revenue Bonds
Series A 5.00%, due 1/1/41	10,000,000	10,908,900
Series A 5.25%, due 1/1/38	11,550,000	12,668,271
City of Chicago IL, Unlimited General Obligation
Series A 4.625%, due 1/1/32	145,000	147,329
Series A, Insured: NATL-RE 5.00%, due 1/1/32	490,000	491,617
Series C 5.00%, due 1/1/34	280,000	280,706
Series A 5.00%, due 1/1/35	13,020,000	13,936,738
Series A 5.00%, due 1/1/36	3,250,000	3,472,365
Series A 5.00%, due 1/1/39	6,000,000	6,678,060
Series A 5.00%, due 1/1/40	5,700,000	6,327,171
Series A 5.00%, due 1/1/44	5,000,000	5,525,150
Series A 5.25%, due 1/1/35	5,000,000	5,148,750
Series B 5.50%, due 1/1/31	2,360,000	2,651,224
Series 2005D 5.50%, due 1/1/37	3,500,000	3,874,710
Series 2005D 5.50%, due 1/1/40	1,245,000	1,370,919
Series A 5.50%, due 1/1/49	18,650,000	21,429,969
Series A 5.75%, due 1/1/34	3,850,000	4,497,185
Series A 6.00%, due 1/1/38	34,800,000	40,788,732
City of Chicago IL, Waterworks Second Lien, Revenue Bonds 4.00%, due 11/1/37	15,000,000	15,373,950
City of Romeoville IL, Lewis University, Revenue Bonds
Series B 4.125%, due 10/1/41	1,000,000	1,026,510
Series B 4.125%, due 10/1/46	2,100,000	2,150,274
Series B 5.00%, due 10/1/36	1,000,000	1,094,580
Series B 5.00%, due 10/1/39	1,275,000	1,387,748
Illinois Finance Authority, Benedictine University, Revenue Bonds 5.00%, due 10/1/38	5,750,000	6,155,260
Illinois Finance Authority, Charter School Project, Revenue Bonds Series A 7.125%, due 10/1/41	1,500,000	1,604,490
Illinois Finance Authority, Chicago Internation School Project, Revenue Bonds 5.00%, due 12/1/47	2,500,000	2,755,750
Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds 5.00%, due 5/15/40	1,265,000	1,344,872
Illinois Finance Authority, Columbia College Chicago, Revenue Bonds 5.00%, due 12/1/37	10,000,000	10,757,700
Illinois Finance Authority, Franciscan Communities, Inc., Revenue Bonds Series A 5.00%, due 5/15/47	1,155,000	1,235,192
Illinois Finance Authority, Friendship Village Schaumburg, Revenue Bonds
5.00%, due 2/15/37	7,675,000	7,499,626
5.125%, due 2/15/45	6,015,000	5,803,272
Illinois Finance Authority, Noble Network Charter Schools, Revenue Bonds 5.00%, due 9/1/32	1,830,000	1,991,058
Illinois Finance Authority, Roosevelt University Project, Revenue Bonds
5.50%, due 4/1/32	2,000,000	2,001,840
6.50%, due 4/1/44	3,000,000	3,026,190
Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds
Series C 4.25%, due 8/1/42	2,900,000	2,992,945
Series C 5.00%, due 8/1/49	1,300,000	1,454,336
Illinois Finance Authority, Student Housing & Academic Facility, CHF-Chicago LLC, University of Illinois at Chicago Project, Revenue Bonds Series A 5.00%, due 2/15/50	8,335,000	9,290,608
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds Series B (zero coupon), due 12/15/54	145,000,000	34,801,450
Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Revenue Bonds
Series A, Insured: NATL-RE (zero coupon), due 6/15/34	46,915,000	28,999,100
Series A, Insured: NATL-RE (zero coupon), due 12/15/36	33,845,000	18,706,808
Series A 5.50%, due 6/15/50	8,025,000	8,178,197
Metropolitan Pier & Exposition Authority, McCormick Place Project, Revenue Bonds
Series B (zero coupon), due 12/15/50	31,290,000	9,025,913
4.25%, due 6/15/42	1,660,000	1,677,314
Series A 5.00%, due 6/15/42	7,150,000	7,527,949
Series A 5.00%, due 6/15/57	18,000,000	19,874,700
Metropolitan Pier & Exposition Authority, Revenue Bonds Series B, Insured: AGM (zero coupon), due 12/15/50	10,000,000	3,134,500
State of Illinois, Unlimited General Obligation
Series D 3.25%, due 11/1/26	5,540,000	5,532,244
Insured: BAM 4.00%, due 6/1/41	25,955,000	27,309,072
Series A 4.50%, due 12/1/41	6,775,000	6,961,177
Series B 5.00%, due 11/1/19	32,200,000	32,437,314
Series D 5.00%, due 11/1/24	7,515,000	8,297,988
Series A 5.00%, due 12/1/27	5,300,000	6,028,750
5.00%, due 2/1/28	2,700,000	3,073,437
Series C 5.00%, due 11/1/29	35,000,000	39,334,400
Series A 5.00%, due 5/1/30	8,110,000	9,275,569
Series A 5.00%, due 12/1/39	2,400,000	2,601,816
Series A 5.00%, due 5/1/40	2,000,000	2,209,000
5.50%, due 7/1/38	3,000,000	3,246,060
Upper Illinois River Valley Development Authority, Morris Hospital, Revenue Bonds 5.00%, due 12/1/48	15,305,000	17,164,557
Upper Illinois River Valley Development Authority, Prairie View Timber Oaks Apartments, Revenue Bonds Series A-1 5.00%, due 12/1/43	2,700,000	2,815,425
Village of Bridgeview IL, Revenue Bonds Series A 5.00%, due 12/1/42	7,500,000	8,048,475
Village of Bridgeview IL, Unlimited General Obligation Series A 5.50%, due 12/1/43	1,545,000	1,544,954
Village of Bridgeview, Unlimited General Obligation
Series A 5.125%, due 12/1/44	100,000	100,179
Series A 5.625%, due 12/1/41	2,875,000	2,971,830
Series A 5.75%, due 12/1/35	2,705,000	2,835,624
Village of Matteson IL, Utility Revenue Source, Unlimited General Obligation Insured: AGM 4.00%, due 12/1/26	200,000	200,184
Village of Oak Lawn IL, Unlimited General Obligation
Insured: NATL-RE 4.40%, due 12/1/26	400,000	400,520
Insured: NATL-RE 4.45%, due 12/1/28	430,000	430,559
Insured: NATL-RE 4.50%, due 12/1/30	475,000	475,632
Insured: NATL-RE 4.50%, due 12/1/32	520,000	520,686
Insured: NATL-RE 4.50%, due 12/1/34	575,000	575,719
Village of Riverdale, Unlimited General Obligation 8.00%, due 10/1/36	1,830,000	1,958,448
		766,503,488
Indiana 0.5%
Carmel Redevelopment District, Certificates of Participation Series C 6.50%, due 7/15/35	1,000,000	1,075,790
City of Valparaiso IN, Revenue Bonds 7.00%, due 1/1/44 (b)	5,500,000	6,442,810
Gary Chicago International Airport Authority, Revenue Bonds (b)
5.00%, due 2/1/29	1,170,000	1,327,295
5.25%, due 2/1/34	750,000	847,073
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds 5.00%, due 11/15/53	9,400,000	10,522,830
Indiana Finance Authority, Educational Facilities-Marian University Project, Revenue Bonds 6.375%, due 9/15/41	670,000	717,764
Indiana Finance Authority, King's Daughters Hospital & Healthcare, Revenue Bonds
5.50%, due 8/15/40	4,835,000	5,011,381
5.50%, due 8/15/45	210,000	217,365
Indiana Finance Authority, Marquette Manor LLC, Revenue Bonds 5.00%, due 3/1/39	5,505,000	5,742,210
Indiana Finance Authority, University of Indianapolis Education Facilities Project, Revenue Bonds 5.00%, due 10/1/43	2,000,000	2,249,160
		34,153,678
Iowa 0.6%
City of Coralville IA, Annual Appropriation, Revenue Bonds Series B 4.25%, due 5/1/37	7,365,000	7,165,629
City of Coralville IA, Tax Allocation Series C 4.50%, due 5/1/47	2,930,000	2,998,357
Iowa Finance Authority, Iowa Fertilizer Company Project, Revenue Bonds 3.125%, due 12/1/22	6,000,000	6,076,680
Iowa Finance Authority, Northcrest, Inc., Project, Revenue Bonds
Series B 3.25%, due 3/1/23	3,000,000	3,001,470
Series A 5.00%, due 3/1/48	2,500,000	2,690,275
Iowa Tobacco Settlement Authority, Revenue Bonds
Series C 5.375%, due 6/1/38	6,145,000	6,145,307
Series C 5.625%, due 6/1/46	6,730,000	6,730,202
Xenia Rural Water District, Revenue Bonds
5.00%, due 12/1/36	3,000,000	3,421,590
5.00%, due 12/1/41	3,000,000	3,380,220
		41,609,730
Kansas 0.4%
Wyandotte County-Kansas City Unified Government, Revenue Bonds (zero coupon), due 9/1/34 (a)	60,825,000	24,452,867

Kentucky 0.7%
City of Campbellsville KY, Campbellsville University Project, Revenue Bonds 5.00%, due 3/1/39	4,730,000	5,023,828
City of Columbia KY, Lindsey Wilson College Project, Revenue Bonds 5.00%, due 12/1/33	3,855,000	4,278,317
City of Glasgow KY, Healthcare Revenue, T. J. Samson Community Hospital, Revenue Bonds 6.45%, due 2/1/41	1,000,000	1,061,260
County of Ohio KY, Big Rivers Electric Corp. Project, Revenue Bonds Series A 6.00%, due 7/15/31	13,960,000	14,303,556
Kentucky Economic Development Finance Authority, Owensboro Health, Revenue Bonds
Series A 5.00%, due 6/1/41	4,425,000	4,974,364
Series A 5.00%, due 6/1/45	10,725,000	11,967,813
Louisville / Jefferson County Metropolitan Government, Norton Healthcare, Inc., Revenue Bonds Series A 4.00%, due 10/1/34	5,575,000	6,011,299
		47,620,437
Louisiana 0.4%
Calcasieu Parish, Lake Charles Memorial Hospital Project, Revenue Bonds 5.00%, due 12/1/34	2,000,000	2,372,740
City of New Orleans LA, Water System, Revenue Bonds 5.00%, due 12/1/44	5,500,000	6,046,150
Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, Revenue Bonds 6.375%, due 7/1/41	7,640,000	7,620,900
Louisiana Public Facilities Authority, Belle Chasse Education Foundation, Revenue Bonds 6.50%, due 5/1/31	3,700,000	3,890,624
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds 5.00%, due 5/15/47	5,000,000	5,580,300
		25,510,714
Maine 0.1%
Maine Health & Higher Educational Facilities Authority, Eastern Maine Medical Center Obligation Group, Revenue Bonds
5.00%, due 7/1/33	3,825,000	4,149,704
5.00%, due 7/1/43	2,590,000	2,776,662
		6,926,366
Maryland 0.6%
City of Baltimore MD, Convention Center Hotel, Revenue Bonds
5.00%, due 9/1/42	12,810,000	14,547,420
5.00%, due 9/1/46	3,500,000	3,964,030
Frederick County Educational Facilities, Mount St. Mary's University, Revenue Bonds (a)
Series A 5.00%, due 9/1/37	3,000,000	3,374,850
Series A 5.00%, due 9/1/45	1,500,000	1,661,580
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds
Series A 5.00%, due 7/1/38	1,000,000	1,140,400
Series A 5.00%, due 7/1/48	3,000,000	3,390,240
Maryland Health & Higher Educational Facilities Authority, Charlestown Community, Revenue Bonds 6.25%, due 1/1/45	1,000,000	1,070,430
Maryland Health & Higher Educational Facilities Authority, Green Street Academy, Inc., Revenue Bonds (a)
Series A 5.125%, due 7/1/37	1,260,000	1,325,608
Series A 5.375%, due 7/1/52	1,530,000	1,603,716
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Revenue Bonds 5.00%, due 7/1/45	4,000,000	4,490,720
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds 5.25%, due 1/1/37	1,000,000	1,128,290
		37,697,284
Massachusetts 2.1%
Massachusetts Development Finance Agency, CareGroup Obligated Group, Revenue Bonds Series J2 5.00%, due 7/1/53	6,785,000	7,962,130
Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds 5.00%, due 5/1/41	3,000,000	3,386,610
Massachusetts Development Finance Agency, Green Bonds-Boston Medical Center, Revenue Bonds 5.00%, due 7/1/44	1,000,000	1,110,140
Massachusetts Development Finance Agency, Lawrence General Hospital, Revenue Bonds Series A 5.50%, due 7/1/44	6,000,000	6,626,760
Massachusetts Development Finance Agency, Linden Ponds, Inc., Revenue Bonds (a)
5.00%, due 11/15/33	3,000,000	3,320,550
5.125%, due 11/15/46	6,000,000	6,561,240
Massachusetts Development Finance Agency, North Hill Community, Revenue Bonds Series A 6.50%, due 11/15/43 (a)	2,000,000	2,434,960
Massachusetts Development Finance Agency, Seven Hills Foundation & Affiliates, Revenue Bonds Series A 5.00%, due 9/1/45	6,000,000	6,380,760
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds 5.00%, due 10/1/48	21,405,000	24,101,388
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	2,321,820
5.00%, due 10/1/48	9,000,000	10,409,040
5.00%, due 10/1/54	15,000,000	17,219,100
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group, Revenue Bonds Series L 5.00%, due 7/1/44	3,980,000	4,559,289
Massachusetts Development Finance Agency, UMass Memorial Healthcare, Revenue Bonds Series I 5.00%, due 7/1/46	6,500,000	7,371,910
Massachusetts Development Finance Agency, Wellforce Obligated Group, Revenue Bonds Series A 4.00%, due 7/1/44	17,750,000	18,916,885
Massachusetts Development Finance Agency, Western New England University, Revenue Bonds
5.00%, due 9/1/40	1,325,000	1,481,655
5.00%, due 9/1/45	1,175,000	1,307,375
Massachusetts Educational Financing Authority, Revenue Bonds Series B 3.00%, due 7/1/35 (b)	11,100,000	11,461,749
Massachusetts Health & Educational Facilities Authority, Lowell General Hospital, Revenue Bonds Series C 5.125%, due 7/1/35	1,630,000	1,680,774
		138,614,135
Michigan 2.2%
Advanced Technology Academy, Public School Academy, Revenue Bonds 6.00%, due 11/1/37	550,000	550,297
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/41	3,260,000	3,550,368
5.00%, due 2/15/47	3,000,000	3,258,930
Chandler Park Academy, Revenue Bonds
5.125%, due 11/1/30	1,050,000	1,051,344
5.125%, due 11/1/35	605,000	605,647
City of Detroit MI, Unlimited General Obligation
Insured: AMBAC 4.60%, due 4/1/24	20,150	19,404
5.00%, due 4/1/27	850,000	961,154
5.00%, due 4/1/33	1,200,000	1,335,528
5.00%, due 4/1/35	1,000,000	1,105,570
5.00%, due 4/1/37	1,100,000	1,207,008
5.00%, due 4/1/38	850,000	931,183
Insured: AMBAC 5.25%, due 4/1/22	58,125	58,122
Insured: AMBAC 5.25%, due 4/1/24	45,725	45,666
City of Detroit MI, Water Supply System, Great Lakes Water Authority, Revenue Bonds Senior Lien-Series C 4.50%, due 7/1/27	165,000	172,549
City of Detroit MI, Water Supply System, Revenue Bonds Senior Lien-Series A 5.00%, due 7/1/36	655,000	688,045
City of Detroit MI, Water Supply System, Unrefunded-2015, Revenue Bonds 2nd Lien-Series B, Insured: NATL-RE 5.00%, due 7/1/34	10,000	10,031
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds Senior Lien-Series A 5.25%, due 7/1/39	5,000,000	5,438,850
Great Lakes Water Authority, Water Supply System, Revenue Bonds
Senior Lien-Series C 5.00%, due 7/1/41	1,620,000	1,698,716
Senior Lien-Series A 5.25%, due 7/1/41	10,840,000	11,526,172
Michigan Finance Authority, College for Creative Studies, Revenue Bonds
5.00%, due 12/1/36	1,000,000	1,078,480
5.00%, due 12/1/40	1,000,000	1,070,000
5.00%, due 12/1/45	4,000,000	4,269,400
Michigan Finance Authority, Great Lakes Water, Revenue Bonds Series C-1 5.00%, due 7/1/44	1,000,000	1,074,600
Michigan Finance Authority, Limited Obligation, Lawrence Technological University Project, Revenue Bonds
5.00%, due 2/1/37	2,000,000	2,156,660
5.25%, due 2/1/32	3,600,000	3,949,992
Michigan Finance Authority, Local Government Loan Program, Public Lighting Authority Project, Revenue Bonds Series B 5.00%, due 7/1/44	4,000,000	4,342,720
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
5.00%, due 7/1/34	1,000,000	1,156,620
Series D4 5.00%, due 7/1/34	1,000,000	1,138,520
5.00%, due 7/1/35	2,000,000	2,307,200
Michigan Finance Authority, Presbyterian Villages Hospital, Revenue Bonds 5.50%, due 11/15/45	1,000,000	1,049,690
Michigan Finance Authority, Public School Academy-Detroit, Revenue Bonds
7.00%, due 10/1/31	2,120,000	2,065,686
7.00%, due 10/1/36	1,740,000	1,648,528
Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds 5.90%, due 7/15/46 (a)	2,075,000	1,698,865
Michigan Finance Authority, Universal Learning Academy Project, Revenue Bonds 5.75%, due 11/1/40	2,630,000	2,732,938
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds 4.00%, due 11/1/48	7,000,000	7,648,620
Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds Series C, Insured: AMBAC 4.50%, due 5/1/31	305,000	305,018
Michigan Public Educational Facilities Authority, Dr. Joseph F. Pollack, Revenue Bonds 8.00%, due 4/1/40	500,000	509,625
Michigan Public Educational Facilities Authority, Landmark Academy, Revenue Bonds
6.625%, due 6/1/30	350,000	351,344
7.00%, due 12/1/39	2,810,000	2,824,893
Michigan Public Educational Facilities Authority, Richfield Public School Academy, Revenue Bonds 5.00%, due 9/1/36	150,000	150,076
Michigan Strategic Fund, Evangelical Homes, Revenue Bonds 5.50%, due 6/1/47	3,100,000	3,223,101
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds (b)
5.00%, due 12/31/43	1,500,000	1,761,945
5.00%, due 6/30/48	18,000,000	21,036,060
Michigan Tobacco Settlement Finance Authority, Revenue Bonds
Series B (zero coupon), due 6/1/52	110,890,000	5,913,764
Series A 6.00%, due 6/1/34	7,370,000	7,409,872
Series A 6.00%, due 6/1/48	23,715,000	23,843,298
Wayne County Michigan, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	4,400,000	4,412,540
		145,344,639
Minnesota 2.2%
City of Blaine MN, Senior Housing and Healthcare, Crest View Senior Community, Revenue Bonds Series A 6.125%, due 7/1/45	2,100,000	2,140,992
City of Ham Lake MN, Charter School Lease, Parnassus Preparatory School Project, Revenue Bonds Series A 5.00%, due 11/1/47	3,500,000	3,679,865
City of Rochester MN, Samaritan Bethany, Inc., Revenue Bonds 5.00%, due 8/1/48	2,000,000	2,106,800
City of Wayzata MN, Folkstone Senior Living Community, Revenue Bonds
4.00%, due 8/1/44	1,000,000	1,015,880
5.00%, due 8/1/49	500,000	544,930
Crookston Health Care Facilities, Riverview Health Project, Revenue Bonds 5.00%, due 5/1/51	6,000,000	6,441,720
Duluth Economic Development Authority Health Care Facilities, Cambia Hills of Bethel Project, Revenue Bonds 5.625%, due 12/1/55	6,000,000	6,408,480
Duluth Economic Development Authority Health Care Facilities, Essentia Health Obligated Group, Revenue Bonds
Series A 5.00%, due 2/15/48	8,550,000	9,975,371
Series A 5.00%, due 2/15/53	26,250,000	30,382,275
Series A 5.25%, due 2/15/58	55,655,000	65,277,749
Forest Lake Charter School Lease Revenue, Lakes International Language Academy Project, Revenue Bonds Series A 5.375%, due 8/1/50	1,250,000	1,373,100
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Healtheast Care System, Revenue Bonds
5.00%, due 11/15/29	1,745,000	2,122,897
5.00%, due 11/15/40	1,775,000	2,159,394
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hmong College Preparatory Academy Project, Revenue Bonds Series A 5.75%, due 9/1/46	3,000,000	3,303,360
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Nova Classical Academy, Revenue Bonds Series A 6.625%, due 9/1/42	1,000,000	1,110,470
Minneapolis MN, Charter School Lease, Twin Cities International School Project, Revenue Bonds Series A 5.00%, due 12/1/47 (a)	4,085,000	4,104,077
Minnesota Higher Education Facilities Authority, Augsburg College, Revenue Bonds Series A 5.00%, due 5/1/46	1,350,000	1,492,871
		143,640,231
Mississippi 0.0% ‡
Mississippi Development Bank, Magnolia Regional Health Center Project, Revenue Bonds Series A 6.75%, due 10/1/36	1,250,000	1,324,425

Missouri 0.5%
Arnold Retail Corridor Transportation Development District, Revenue Bonds 6.65%, due 5/1/38	500,000	500,880
Branson Industrial Development Authority, Branson Landing-Retail Project, Tax Allocation
5.25%, due 6/1/21	105,000	104,999
5.50%, due 6/1/29	3,510,000	3,509,824
Kansas City Industrial Development Authority, Kansas City Parking LLC, Revenue Bonds 6.25%, due 9/1/32	1,000,000	1,017,150
Lee's Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
5.00%, due 5/1/35	1,235,000	1,239,668
6.00%, due 5/1/42	2,800,000	2,812,880
Lees Summit MO, Special Obligation Tax, Improvement Summit Fair Project, Tax Allocation 4.875%, due 11/1/37 (a)	2,000,000	2,019,700
Maryland Heights Industrial Development Authority, St. Louis Community Ice Center Project, Revenue Bonds Series A 5.00%, due 3/15/49	7,750,000	8,321,485
Missouri Health & Educational Facilities Authority, Maryville University of St. Louis Project, Revenue Bonds
Series A 4.00%, due 6/15/41	3,300,000	3,438,237
Series A 5.00%, due 6/15/45	3,520,000	4,066,938
Saint Louis MO, Land Clearance Authority, Scottrade Center Project, Revenue Bonds Series A 5.00%, due 4/1/48	3,250,000	3,773,315
St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds 5.125%, due 8/15/45	1,900,000	2,006,286
		32,811,362
Montana 0.1%
Montana Facilities Finance Authority, Kalispell Regional Medical Center, Revenue Bonds Series B 5.00%, due 7/1/48	5,765,000	6,556,419

Nebraska 0.0% ‡
Gage County Hospital Authority No. 1, Beatrice Community Hospital & Health Center, Inc., Revenue Bonds Series B 6.75%, due 6/1/35	2,755,000	2,879,498

Nevada 0.4%
City of Reno NV, Revenue Bonds Series D (zero coupon), due 7/1/58 (a)	9,000,000	823,050
City of Reno NV, Transportation Rail Access Project, Revenue Bonds
Series C (zero coupon), due 7/1/58 (a)	19,000,000	2,597,490
Series A 4.00%, due 6/1/43	2,500,000	2,725,300
Las Vegas NV, New Convention & Visitors Authority, Revenue Bonds
Series B 4.00%, due 7/1/39	4,710,000	5,113,129
Series B 4.00%, due 7/1/40	4,640,000	5,025,166
Las Vegas Redevelopment Agency, Tax Allocation 5.00%, due 6/15/45	2,750,000	3,098,508
State of Nevada Department of Business & Industry, Somerset Academy of Las Vegas, Revenue Bonds (a)
Series A 5.00%, due 12/15/38	1,000,000	1,070,200
Series A 5.00%, due 12/15/48	3,465,000	3,661,951
State of Nevada Department of Business & Industry, Tahoe Regional Planning Agency, Revenue Bonds Series A, Insured: AMBAC 4.50%, due 6/1/37	1,185,000	1,185,379
		25,300,173
New Hampshire 0.2%
Manchester Housing & Redevelopment Authority, Inc., Revenue Bonds
Series B, Insured: ACA (zero coupon), due 1/1/21	2,375,000	2,256,345
Series B, Insured: ACA (zero coupon), due 1/1/26	1,975,000	1,537,755
New Hampshire Health & Education Facilities Authority Act, Kendal at Hanover, Revenue Bonds 5.00%, due 10/1/46	1,800,000	1,976,562
New Hampshire Health & Education Facilities Authority Act, Southern New Hampshire University, Revenue Bonds 5.00%, due 1/1/42	2,825,000	3,016,224
New Hampshire Health & Education Facilities Authority, Catholic Medical Center, Revenue Bonds 5.00%, due 7/1/44	3,000,000	3,454,950
		12,241,836
New Jersey 2.8%
City of Atlantic NJ, Unlimited General Obligation Insured: AGM 4.00%, due 11/1/26	805,000	851,932
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds (b)
5.25%, due 9/15/29	4,920,000	5,402,898
5.50%, due 4/1/28	195,000	195,517
Series A 5.625%, due 11/15/30	8,085,000	9,311,899
Series B 5.625%, due 11/15/30	7,000,000	8,062,250
5.75%, due 9/15/27	3,485,000	3,864,621
New Jersey Economic Development Authority, Motor Vehicle Surcharge, Revenue Bonds Series A 4.00%, due 7/1/34	1,000,000	1,065,320
New Jersey Economic Development Authority, Private Activity The Goethals, Revenue Bonds Insured: AGM 5.125%, due 7/1/42 (b)	1,705,000	1,894,238
New Jersey Economic Development Authority, Provident Group-Kean Properties, Revenue Bonds
Series A 5.00%, due 7/1/37	500,000	557,920
Series A 5.00%, due 1/1/50	3,100,000	3,399,119
New Jersey Economic Development Authority, Revenue Bonds (b)
5.125%, due 1/1/34	3,000,000	3,369,780
5.375%, due 1/1/43	2,000,000	2,237,960
New Jersey Economic Development Authority, Rowan Properties LLC, Revenue Bonds Series A 5.00%, due 1/1/48	12,410,000	13,307,863
New Jersey Economic Development Authority, Team Academy Charter School Project, Revenue Bonds 6.00%, due 10/1/43	2,055,000	2,316,293
New Jersey Economic Development Authority, UMM Energy Partners, Revenue Bonds Series A 5.125%, due 6/15/43 (b)	2,000,000	2,123,300
New Jersey Educational Facilities Authority, College of St. Elizabeth, Revenue Bonds Series D 5.00%, due 7/1/46	2,190,000	2,323,787
New Jersey Health Care Facilities Financing Authority, St. Peter's University Hospital, Revenue Bonds
5.75%, due 7/1/37	2,520,000	2,528,215
6.25%, due 7/1/35	2,725,000	2,906,594
New Jersey Health Care Facilities Financing Authority, University Hospital, Revenue Bonds Series A, Insured: AGM 5.00%, due 7/1/46	3,750,000	4,218,788
New Jersey State Economic Development Authority, State Government Buildings Project, Revenue Bonds Series C 5.00%, due 6/15/42	9,210,000	10,411,997
New Jersey Turnpike Authority, Revenue Bonds Series E 5.00%, due 1/1/45	8,830,000	10,059,931
South Jersey Port Corp., Revenue Bonds
Series B 5.00%, due 1/1/42 (b)	12,345,000	14,032,561
Series B 5.00%, due 1/1/48 (b)	9,210,000	10,395,235
Series A 5.00%, due 1/1/49	8,455,000	9,652,566
South Jersey Transportation Authority LLC, Revenue Bonds Series A 5.00%, due 11/1/39	1,000,000	1,114,960
Tobacco Settlement Financing Corp., Revenue Bonds
Series A 5.00%, due 6/1/46	13,800,000	15,438,060
Series B 5.00%, due 6/1/46	38,700,000	41,931,837
		182,975,441
New Mexico 0.1%
New Mexico Hospital Equipment Loan Council, Gerald Champion, Revenue Bonds 5.50%, due 7/1/42	7,250,000	7,833,625

New York 3.3%
Albany Industrial Development Agency, Brighter Choice Charter School, Revenue Bonds Series A 5.00%, due 4/1/32	1,500,000	1,501,950
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds 5.00%, due 1/1/35 (a)(b)	1,500,000	1,645,755
City of New Rochelle NY, Iona College Project, Revenue Bonds Series A 5.00%, due 7/1/40	3,455,000	3,860,133
City of Newburgh NY, Limited General Obligation
Series A 5.00%, due 6/15/21	750,000	797,528
Series A 5.00%, due 6/15/26	960,000	1,049,386
Series A 5.50%, due 6/15/31	750,000	819,788
Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds
Series A-2 4.50%, due 8/1/36	500,000	499,975
Series A-1 5.00%, due 8/1/46	14,765,000	14,766,181
Erie County Tobacco Asset Securitization Corp., Revenue Bonds Subseries B (zero coupon), due 6/1/47	40,000,000	5,666,800
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds Series A 4.00%, due 11/1/42	3,485,000	3,599,273
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds Series A 5.00%, due 11/15/56	7,400,000	8,194,316
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3 5.00%, due 6/1/35	2,075,000	2,009,285
Series A-3 5.125%, due 6/1/46	13,155,000	12,740,749
New York City Industrial Development Agency, Queens Baseball Stadium, Revenue Bonds
Insured: AMBAC 5.00%, due 1/1/36	1,500,000	1,504,200
Insured: AMBAC 5.00%, due 1/1/39	5,695,000	5,798,535
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds Series A (zero coupon), due 11/15/47	10,000,000	3,997,100
New York Counties Tobacco Trust V, Pass Through, Revenue Bonds Series S 1 (zero coupon), due 6/1/38	2,500,000	821,300
New York Liberty Development Corp., Bank of America, Revenue Bonds Class 2 6.375%, due 7/15/49	1,000,000	1,022,050
New York Liberty Development Corp., World Trade Center, Revenue Bonds (a)
Class 1 5.00%, due 11/15/44	2,000,000	2,198,200
Class 2 5.15%, due 11/15/34	4,150,000	4,651,942
Class 2 5.375%, due 11/15/40	6,500,000	7,296,380
Class 3 7.25%, due 11/15/44	10,500,000	12,540,990
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A 4.00%, due 8/1/37	3,250,000	3,551,535
Series A 4.00%, due 8/1/38	3,250,000	3,538,437
Series A 5.00%, due 8/1/32	3,845,000	4,695,014
Series A 5.00%, due 8/1/35	2,350,000	2,833,677
New York State Dormitory Authority, Orange Regional Medical Center, Revenue Bonds (a)
5.00%, due 12/1/29	1,000,000	1,196,290
5.00%, due 12/1/30	1,200,000	1,426,968
New York State Dormitory Authority, Touro College & University System, Revenue Bonds 5.00%, due 1/1/47	9,000,000	10,186,380
New York Transportation Development Corp., American Airlines, Inc., Revenue Bonds 5.00%, due 8/1/26 (b)	6,200,000	6,559,476
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds Series A 5.25%, due 1/1/50 (b)	35,110,000	39,027,223
Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds 4.50%, due 7/1/32	7,500,000	8,236,050
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds Series A 5.00%, due 7/1/42	1,430,000	1,514,942
Riverhead Industrial Development Agency, Revenue Bonds 7.00%, due 8/1/43	1,500,000	1,684,140
Rockland Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds Series B (zero coupon), due 8/15/50 (a)	13,000,000	1,527,370
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds 4.00%, due 12/1/45	815,000	803,207
Suffolk County Economic Development Corp., Peconic Landing Southold, Revenue Bonds 6.00%, due 12/1/40	1,000,000	1,045,620
Suffolk County Industrial Development Agency, Eastern Long Island Hospital, Revenue Bonds 5.50%, due 1/1/37 (a)	2,000,000	2,000,000
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds
Series B 6.00%, due 6/1/48	1,125,000	1,126,755
Series C 6.625%, due 6/1/44	13,000,000	13,688,480
Syracuse Industrial Development Agency, Carousel Center Project, Revenue Bonds (b)
Series A 5.00%, due 1/1/34	3,010,000	3,296,251
Series A 5.00%, due 1/1/35	2,000,000	2,184,120
Series A 5.00%, due 1/1/36	2,650,000	2,868,599
Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds 5.00%, due 7/1/44	915,000	992,958
Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	6,205,000	6,880,538
		217,845,846
North Carolina 0.3%
North Carolina Medical Care Commission Retirement Facilities Revenue, The Pines at Davidson Project, Revenue Bonds Series A 5.00%, due 1/1/49	4,500,000	5,025,960
North Carolina Medical Care Commission Retirement Facilities Revenue, United Methodist Retirement Homes, Revenue Bonds Series A 5.00%, due 10/1/47	4,100,000	4,522,628
North Carolina Turnpike Authority, Revenue Bonds Series A 5.00%, due 7/1/54	10,000,000	11,281,400
		20,829,988
North Dakota 0.6%
Cass County Health Facilities, Essentia Health Obligated Group, Revenue Bonds Series B 5.25%, due 2/15/53	9,500,000	11,049,070
Ward County ND, Health Care Facilities, Trinity Health Obligated Group, Revenue Bonds Series C 5.00%, due 6/1/48	28,640,000	32,143,818
		43,192,888
Ohio 4.6%
Akron Bath Copley Joint Township Hospital District, Revenue Bonds 5.25%, due 11/15/46	19,225,000	22,399,624
Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Senior Turbo, Revenue Bonds
Series A-2 5.125%, due 6/1/24	11,715,000	11,487,143
Series A-2 5.375%, due 6/1/24	6,655,000	6,580,797
Series A-2 5.75%, due 6/1/34	14,575,000	14,225,054
Series A-2 5.875%, due 6/1/30	29,925,000	29,551,237
Series A-2 5.875%, due 6/1/47	13,000,000	12,788,750
Series A-2 6.00%, due 6/1/42	4,880,000	4,861,407
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds Series B (zero coupon), due 6/1/47	305,000,000	18,110,900
Butler County Port Authority, Liberty CTR Project, Revenue Bonds
Series C 5.00%, due 12/1/24	765,000	774,264
Series C 6.00%, due 12/1/43	3,500,000	3,529,015
Cleveland-Cuyahoga County Port Authority, Center for Dialysis Care Project, Revenue Bonds Series A 5.00%, due 12/1/42	5,205,000	5,639,722
Cleveland-Cuyahoga County Port Authority, Revenue Bonds
Series A 5.00%, due 12/1/47	1,035,000	1,117,645
7.00%, due 12/1/18 (d)(e)(f)	710,000	127,800
7.35%, due 12/1/31 (d)(e)(f)	6,000,000	1,080,000
County of Cuyahoga OH, MetroHealth System, Revenue Bonds
4.75%, due 2/15/47	1,440,000	1,539,792
5.00%, due 2/15/37	5,350,000	6,054,702
5.00%, due 2/15/52	7,000,000	7,791,000
5.00%, due 2/15/57	8,610,000	9,522,402
5.25%, due 2/15/47	13,490,000	15,388,717
5.50%, due 2/15/52	2,200,000	2,543,706
5.50%, due 2/15/57	18,040,000	20,793,084
County of Hamilton OH, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,500,000	2,734,450
County of Hamilton OH, Life Enriching Communities Project, Revenue Bonds
5.00%, due 1/1/42	1,080,000	1,144,163
5.00%, due 1/1/46	2,090,000	2,287,484
County of Lucas Ohio Hospital Revenue, ProMedica Healthcare Obligated Group, Revenue Bonds Series A 5.25%, due 11/15/48	50,000,000	59,219,500
Ohio Higher Educational Facilities Commission, Cleveland Institute of Art, Revenue Bonds
5.25%, due 12/1/48	1,000,000	1,076,310
5.50%, due 12/1/53	1,215,000	1,325,990
Ohio Higher Educational Facilities Commission, Menorah Park Obligated Group, Revenue Bonds 5.25%, due 1/1/48	5,210,000	5,429,081
Ohio Higher Educational Facility Commission, University of Findlay Project, Revenue Bonds
5.00%, due 3/1/39	3,775,000	4,271,828
5.00%, due 3/1/44	9,610,000	10,741,289
Ohio State Air Quality Development Authority Exempt Facilities, Pratt Paper LLC Project, Revenue Bonds 4.50%, due 1/15/48 (a)(b)	4,000,000	4,275,320
Summit County Development Finance Authority, Cleveland-Flats East Development, Tax Allocation Series B 6.875%, due 5/15/40	1,145,000	1,214,914
Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
Series A 5.00%, due 7/1/34	1,400,000	1,523,004
Series A 5.00%, due 7/1/39	1,500,000	1,616,880
Series A 5.00%, due 7/1/46	9,790,000	10,479,314
		303,246,288
Oklahoma 1.2%
Norman Regional Hospital Authority, Revenue Bonds
4.00%, due 9/1/37	2,215,000	2,374,569
5.00%, due 9/1/37	3,500,000	4,050,200
Oklahoma Development Finance Authority, Oklahoma University Medicine Project, Revenue Bonds
Series B 5.25%, due 8/15/43	12,000,000	14,232,720
Series B 5.25%, due 8/15/48	8,175,000	9,637,017
Series B 5.50%, due 8/15/52	6,325,000	7,535,668
Series B 5.50%, due 8/15/57	10,000,000	11,862,000
Oklahoma Development Finance Authority, Provident OK Educational Resources, Inc. Cross Village Student Housing Project, Revenue Bonds
Series A 5.00%, due 8/1/47	20,110,000	13,272,600
Series A 5.25%, due 8/1/57	25,250,000	16,665,000
Tulsa County Industrial Authority, Montereau, Inc., Project, Revenue Bonds 5.25%, due 11/15/45	1,250,000	1,410,700
		81,040,474
Oregon 0.5%
Astoria Hospital Facilities Authority, Columbia Memorial Hospital, Revenue Bonds 3.50%, due 8/1/42	845,000	852,225
Clackamas County or Hospital Facility Authority, Senior Living-Willamette View Project, Revenue Bonds Series B 3.00%, due 11/15/22	2,500,000	2,507,100
Medford Hospital Facilities Authority, Asante Health System, Revenue Bonds Insured: AGM 3.992%, due 8/15/34 (c)	18,575,000	18,575,000
Medford Hospital Facilities Authority, Revenue Bonds 5.00%, due 10/1/42	4,605,000	4,989,932
Oregon State Facilities Authority, College Housing Northwest Project, Revenue Bonds 5.00%, due 10/1/48 (a)	1,560,000	1,620,777
Oregon State Facilities Authority, Samaritan Health Services Project, Revenue Bonds Series A 5.00%, due 10/1/46	3,000,000	3,352,800
Yamhill County Hospital Authority, Friendsview Retirement Community, Revenue Bonds Series A 5.00%, due 11/15/46	1,000,000	1,102,730
		33,000,564
Pennsylvania 4.2%
Allegheny County Higher Education Building Authority, Carlow University Project, Revenue Bonds 7.00%, due 11/1/40	1,000,000	1,126,520
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group, Revenue Bonds Series A 4.00%, due 4/1/44	19,500,000	20,850,180
Allegheny County Industrial Development Authority, Propel Charitable School Sunrise, Revenue Bonds 6.00%, due 7/15/38	3,100,000	3,288,480
Allegheny County Industrial Development Authority, Propel Charter Montour, Revenue Bonds Series A 6.75%, due 8/15/35	280,000	288,627
Allentown Neighborhood Improvement Development Zone Authority, City Center Project, Revenue Bonds (a)
5.00%, due 5/1/42	28,325,000	31,301,413
5.125%, due 5/1/32	4,600,000	5,071,270
5.375%, due 5/1/42	4,225,000	4,669,639
Chambersburg Area Municipal Authority, Education Facilities, Revenue Bonds
5.50%, due 10/1/33	1,230,000	1,299,372
5.75%, due 10/1/38	3,450,000	3,648,133
5.75%, due 10/1/43	2,290,000	2,405,370
6.00%, due 10/1/48	3,350,000	3,548,957
Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds Series A 5.25%, due 10/15/47	3,250,000	3,470,188
Chester County Industrial Development Authority, Woodlands at Greystone Project, Special Assessment 5.125%, due 3/1/48 (a)	1,050,000	1,109,262
City of Erie Higher Education Building Authority, Mercyhurst University Project, Revenue Bonds
5.00%, due 9/15/27	820,000	882,681
5.00%, due 9/15/28	860,000	920,922
5.00%, due 9/15/29	175,000	185,764
5.00%, due 9/15/37	4,590,000	4,733,346
City of Harrisburg PA, Unlimited General Obligation
Series F, Insured: AMBAC (zero coupon), due 9/15/19	125,000	124,389
Series F, Insured: AMBAC (zero coupon), due 3/15/20	15,000	14,598
Series F, Insured: AMBAC (zero coupon), due 9/15/20	365,000	349,163
Series F, Insured: AMBAC (zero coupon), due 9/15/22	545,000	474,014
City of York PA, Unlimited General Obligation 7.25%, due 11/15/41	275,000	310,610
Commonwealth Financing Authority PA, Tobacco Master Settlement Payment, Revenue Bonds Insured: AGM 4.00%, due 6/1/39	14,000,000	15,370,320
Cumberland County Municipal Authority, Asbury Pennsylvania Obligation Group, Revenue Bonds 5.25%, due 1/1/32	300,000	312,537
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project, Revenue Bonds Series A 5.00%, due 1/1/39	2,000,000	2,299,560
Dauphin County General Authority, Harrisburg University Science Technology Project, Revenue Bonds (a)
5.00%, due 10/15/34	6,150,000	6,756,513
5.125%, due 10/15/41	5,000,000	5,429,650
Delaware County Authority, Cabrini University, Revenue Bonds 5.00%, due 7/1/42	1,405,000	1,591,050
Erie County Hospital Authority, St. Mary's Home Erie Project, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/23	200,000	200,564
General Authority of Southcentral Pennsylvania, York Academy Regional Charter School Project, Revenue Bonds (a)
Series A 6.00%, due 7/15/38	3,000,000	3,305,280
Series A 6.50%, due 7/15/48	4,500,000	5,096,790
Huntingdon County General Authority, Aicup Financing Program, Juniata College, Revenue Bonds Series 002 5.00%, due 5/1/46	4,255,000	4,666,203
Lancaster Industrial Development Authority, Willow Valley Communities Project, Revenue Bonds
4.00%, due 12/1/44	1,550,000	1,651,587
4.00%, due 12/1/49	1,900,000	2,014,912
5.00%, due 12/1/44	1,675,000	1,923,671
5.00%, due 12/1/49	2,365,000	2,707,026
Montgomery County Higher Education & Health Authority, Philadelphia Presbyterian Homes Project, Revenue Bonds 4.00%, due 12/1/48	4,005,000	4,051,778
Montgomery County Higher Education & Health Authority, Thomas Jefferson University Project, Revenue Bonds
4.00%, due 9/1/44	3,000,000	3,240,810
4.00%, due 9/1/49	6,750,000	7,248,352
Series A 4.00%, due 9/1/49	1,660,000	1,774,756
4.00%, due 9/1/51	4,000,000	4,281,040
Montgomery County Industrial Development Authority, ACTS Retirement - Life Communities, Inc., Revenue Bonds 5.00%, due 11/15/36	5,000,000	5,795,750
Montgomery County Industrial Development Authority, Albert Einstein Healthcare, Revenue Bonds
5.25%, due 1/15/45	6,300,000	7,030,611
5.25%, due 1/15/46	1,000,000	1,115,110
New Wilmington Municipal Authority, Westminster College Project, Revenue Bonds 5.25%, due 5/1/46	3,700,000	4,073,700
Northeastern Pennsylvania Hospital & Education Authority, King's College Project, Revenue Bonds
5.00%, due 5/1/44	1,000,000	1,169,390
5.00%, due 5/1/49	1,350,000	1,573,763
Northeastern Pennsylvania Hospital & Education Authority, Wilkes University Project, Revenue Bonds Series A 5.25%, due 3/1/42	7,640,000	8,008,859
Pennsylvania Economic Development Financing Authority, American Airlines Group, Revenue Bonds Series B 8.00%, due 5/1/29	245,000	255,988
Pennsylvania Economic Development Financing Authority, Bridges Finance Co., Revenue Bonds 4.125%, due 12/31/38 (b)	4,000,000	4,177,480
Pennsylvania Economic Development Financing Authority, PPL Energy Supply, Revenue Bonds Series C 5.00%, due 12/1/37 (c)	5,500,000	5,620,120
Pennsylvania Higher Educational Facilities Authority, Holy Family University, Revenue Bonds
Series A 6.25%, due 9/1/33	1,560,000	1,742,504
Series A 6.50%, due 9/1/38	1,000,000	1,116,340
Pennsylvania Higher Educational Facilities Authority, Shippensburg University Student Services, Revenue Bonds 5.00%, due 10/1/44	1,000,000	1,118,270
Pennsylvania Higher Educational Facilities Authority, Shippensburg University, Revenue Bonds 6.25%, due 10/1/43	1,000,000	1,108,210
Pennsylvania Higher Educational Facilities Authority, Widener University, Revenue Bonds
Series A 5.50%, due 7/15/38	2,500,000	2,730,125
5.50%, due 7/15/43	2,400,000	2,607,720
Pennsylvania Turnpike Commission, Revenue Bonds Series C 5.00%, due 12/1/44	16,535,000	18,770,036
Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Revenue Bonds Series A 7.25%, due 6/15/43	4,500,000	5,196,960
Philadelphia Authority for Industrial Development, Health Activity, Revenue Bonds 6.50%, due 6/1/45	2,200,000	2,317,216
Philadelphia Authority for Industrial Development, International Education & Community Initiatives Project, Revenue Bonds (a)
Series A 5.125%, due 6/1/38	2,000,000	2,120,060
Series A 5.25%, due 6/1/48	3,085,000	3,258,778
Philadelphia Authority for Industrial Development, New Foundation Charter School Project, Revenue Bonds 6.625%, due 12/15/41	1,000,000	1,174,970
Philadelphia Authority for Industrial Development, Nueva Esperanza, Inc., Revenue Bonds 8.20%, due 12/1/43	1,800,000	1,987,488
Philadelphia Authority for Industrial Development, Senior Living, Wesley Enhanced Living Obligation Group, Revenue Bonds Series A 5.00%, due 7/1/49	3,000,000	3,203,790
Philadelphia Authority for Industrial Development, Tacony Academy Charter School, Revenue Bonds 7.375%, due 6/15/43	1,500,000	1,679,715
Philadelphia Authority for Industrial Development, University of the Arts, Revenue Bonds 5.00%, due 3/15/45 (a)	7,000,000	7,380,450
Scranton Redevelopment Authority, Revenue Bonds Series A 5.00%, due 11/15/28	9,000,000	9,273,240
Scranton-Lackawanna Health & Welfare Authority, Marywood University Project, Revenue Bonds
5.00%, due 6/1/36	1,000,000	1,058,590
5.00%, due 6/1/46	2,625,000	2,732,599
Susquehanna Area Regional Airport Authority, Revenue Bonds Series B, Insured: BAM 4.00%, due 1/1/33	2,500,000	2,598,825
West Shore Area Authority, Holy Spirit Hospital Sisters, Revenue Bonds 6.50%, due 1/1/41	1,200,000	1,290,300
		277,282,254
Puerto Rico 11.1%
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A (zero coupon), due 5/15/50	46,000,000	6,419,300
5.375%, due 5/15/33	3,635,000	3,693,742
5.625%, due 5/15/43	36,980,000	37,677,813
Children’s Trust Fund Puerto Rico Tobacco Settlement, Revenue Bonds 5.50%, due 5/15/39	1,475,000	1,502,833
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority, Revenue Bonds
Series A, Insured: AGC 5.125%, due 7/1/47	6,300,000	6,492,276
Series A 6.00%, due 7/1/38	12,180,000	12,332,250
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Insured: AMBAC 4.50%, due 7/1/23	830,000	830,564
Series A, Insured: AGC 5.00%, due 7/1/25	250,000	257,083
Series A-4, Insured: AGM 5.00%, due 7/1/31	5,000,000	5,080,600
Series A, Insured: AGM 5.00%, due 7/1/35	550,000	573,424
Series A, Insured: AGM 5.25%, due 7/1/24	1,000,000	1,057,800
Series A-4, Insured: AGM 5.25%, due 7/1/30	7,080,000	7,208,714
Series A, Insured: NATL-RE 5.50%, due 7/1/20	8,095,000	8,241,277
Series A, Insured: NATL-RE 5.50%, due 7/1/21	1,205,000	1,246,488
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds 7.50%, due 8/20/40	126,498,562	94,715,798
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
Senior Lien-Series A 5.00%, due 7/1/21	2,080,000	2,111,200
Senior Lien-Series A 5.00%, due 7/1/22	4,680,000	4,761,900
Series A 5.00%, due 7/1/33	18,150,000	18,331,500
Series A 5.25%, due 7/1/42	21,030,000	21,292,875
Series A 5.50%, due 7/1/28	13,510,000	13,847,750
Series A 6.00%, due 7/1/44	26,755,000	27,089,437
Series A 6.00%, due 7/1/47	15,295,000	15,753,850
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, Insured: AGC 4.50%, due 7/1/36	6,240,000	6,258,283
Series A, Insured: AMBAC 5.00%, due 7/1/31	7,765,000	7,841,097
Puerto Rico Electric Power Authority, Build America Bonds, Revenue Bonds (d)(e)
Series EEE 5.95%, due 7/1/30	9,225,000	6,872,625
Series EEE-RSA-1 5.95%, due 7/1/30	16,310,000	12,497,537
Series EEE 6.05%, due 7/1/32	1,225,000	915,687
Series EEE-RSA-1 6.05%, due 7/1/32	4,950,000	3,792,937
Series YY 6.125%, due 7/1/40	21,645,000	16,179,637
Series YY-RSA-1 6.125%, due 7/1/40	24,095,000	18,462,794
Series EEE 6.25%, due 7/1/40	8,295,000	6,200,512
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD-RSA-1 3.30%, due 7/1/19 (d)(e)	800,000	586,000
Series ZZ-RSA-1 4.25%, due 7/1/20 (d)(e)	435,000	327,338
Series ZZ-RSA-1 4.375%, due 7/1/21 (d)(e)	25,000	18,813
Series CCC-RSA-1 4.375%, due 7/1/22 (d)(e)	115,000	86,538
Series ZZ-RSA-1 4.50%, due 7/1/23 (d)(e)	95,000	71,488
Series CCC-RSA-1 4.60%, due 7/1/24 (d)(e)	200,000	150,500
Series ZZ-RSA-1 4.625%, due 7/1/25 (d)(e)	65,000	48,913
Series CCC-RSA-1 4.625%, due 7/1/25 (d)(e)	235,000	176,838
Series XX-RSA-1 4.75%, due 7/1/26 (d)(e)	320,000	240,800
Series ZZ-RSA-1 4.75%, due 7/1/27 (d)(e)	405,000	304,763
Series A-RSA-1 4.80%, due 7/1/29 (d)(e)	690,000	519,225
Series TT-RSA-1 5.00%, due 7/1/20 (d)(e)	2,195,000	1,668,200
Series DDD-RSA-1 5.00%, due 7/1/20 (d)(e)	3,020,000	2,295,200
Series DDD-RSA-1 5.00%, due 7/1/21 (d)(e)	170,000	129,200
Series PP, Insured: NATL-RE 5.00%, due 7/1/22	200,000	202,428
Series SS, Insured: NATL-RE 5.00%, due 7/1/22	1,140,000	1,153,840
Series RR, Insured: NATL-RE 5.00%, due 7/1/23	4,580,000	4,633,678
Series TT-RSA-1 5.00%, due 7/1/23 (d)(e)	365,000	277,400
Series RR, Insured: NATL-RE 5.00%, due 7/1/24	115,000	116,300
Series TT-RSA-1 5.00%, due 7/1/25 (d)(e)	810,000	615,600
Series CCC-RSA-1 5.00%, due 7/1/25 (d)(e)	90,000	68,400
Series SS, Insured: NATL-RE 5.00%, due 7/1/25	770,000	778,385
Series TT-RSA-1 5.00%, due 7/1/26 (d)(e)	50,000	38,000
Series TT-RSA-1 5.00%, due 7/1/27 (d)(e)	545,000	414,200
Series TT, Insured: AGM 5.00%, due 7/1/27	150,000	154,116
Series WW-RSA-1 5.00%, due 7/1/28 (d)(e)	1,155,000	877,800
Series TT-RSA-1 5.00%, due 7/1/37 (d)(e)	620,000	471,200
Series A-RSA-1 5.00%, due 7/1/42 (d)(e)	4,525,000	3,439,000
Series A-RSA-1 5.05%, due 7/1/42 (d)(e)	300,000	228,000
Series ZZ-RSA-1 5.25%, due 7/1/20 (d)(e)	225,000	171,563
Series ZZ-RSA-1 5.25%, due 7/1/23 (d)(e)	50,000	38,125
Series AAA-RSA-1 5.25%, due 7/1/24 (d)(e)	2,500,000	1,906,250
Series ZZ-RSA-1 5.25%, due 7/1/26 (d)(e)	2,030,000	1,547,875
Series AAA-RSA-1 5.25%, due 7/1/26 (d)(e)	110,000	83,875
Series CCC-RSA-1 5.25%, due 7/1/26 (d)(e)	330,000	251,625
Series AAA-RSA-1 5.25%, due 7/1/27 (d)(e)	515,000	392,687
Series VV, Insured: NATL-RE 5.25%, due 7/1/29	620,000	662,427
Series VV, Insured: NATL-RE 5.25%, due 7/1/30	3,850,000	4,106,063
Series AAA-RSA-1 5.25%, due 7/1/30 (d)(e)	145,000	110,563
Series VV, Insured: NATL-RE 5.25%, due 7/1/32	345,000	366,787
Series WW-RSA-1 5.25%, due 7/1/33 (d)(e)	645,000	491,812
Series XX-RSA-1 5.25%, due 7/1/35 (d)(e)	2,265,000	1,727,062
Series XX-RSA-1 5.25%, due 7/1/40 (d)(e)	4,390,000	3,347,375
Series WW-RSA-1 5.50%, due 7/1/21 (d)(e)	245,000	188,344
Series WW-RSA-1 5.50%, due 7/1/38 (d)(e)	315,000	242,156
Series 2013A-RSA-1 6.75%, due 7/1/36 (d)(e)	445,000	349,881
Series 2013A-RSA-1 7.00%, due 7/1/40 (d)(e)	140,000	110,425
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Series N, Insured: AMBAC (zero coupon), due 7/1/20	1,490,000	1,434,721
Insured: AMBAC (zero coupon), due 7/1/27	200,000	138,718
Series A, Insured: NATL-RE 4.75%, due 7/1/38	1,070,000	1,055,501
Series A, Insured: AGM 4.75%, due 7/1/38	650,000	654,836
Insured: NATL-RE 5.00%, due 7/1/22	345,000	346,621
Insured: AGC 5.00%, due 7/1/23	2,870,000	2,946,170
Insured: NATL-RE 5.00%, due 7/1/28	460,000	461,219
Series N, Insured: AMBAC 5.25%, due 7/1/30	3,680,000	4,007,741
Series N, Insured: AMBAC 5.25%, due 7/1/31	9,295,000	10,125,322
Series CC, Insured: AGM 5.25%, due 7/1/32	4,500,000	4,992,615
Series N, Insured: NATL-RE 5.25%, due 7/1/33	7,490,000	7,948,762
Series CC, Insured: AGM 5.25%, due 7/1/36	1,850,000	2,046,285
Series L, Insured: AMBAC 5.25%, due 7/1/38	1,035,000	1,113,898
Series N, Insured: AGC, AGM 5.50%, due 7/1/25	2,245,000	2,472,037
Insured: NATL-RE 5.50%, due 7/1/28	7,550,000	8,203,830
Series CC, Insured: NATL-RE 5.50%, due 7/1/29	5,010,000	5,452,433
Series CC, Insured: AGC 5.50%, due 7/1/31	3,450,000	3,906,676
Series CC, Insured: AGM 5.50%, due 7/1/31	465,000	526,552
Puerto Rico Infrastructure Financing Authority, Revenue Bonds
Series A, Insured: AMBAC (zero coupon), due 7/1/43	12,355,000	3,414,675
Series C, Insured: AMBAC 5.50%, due 7/1/23	1,480,000	1,582,875
Series C, Insured: AMBAC 5.50%, due 7/1/25	12,110,000	13,200,627
Series C, Insured: AMBAC 5.50%, due 7/1/26	7,405,000	8,120,915
Series C, Insured: AMBAC 5.50%, due 7/1/28	12,400,000	13,705,968
Series A 8.25%, due 5/1/17 (a)(d)(e)(f)	7,100,000	5,147,500
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM 5.00%, due 8/1/27	2,530,000	2,599,423
Series A, Insured: AGM 5.00%, due 8/1/30	720,000	737,352
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
Series K, Insured: AGM 5.25%, due 7/1/27	5,970,000	6,070,236
Series M-3, Insured: NATL-RE 6.00%, due 7/1/23	1,295,000	1,394,236
Puerto Rico Public Buildings Authority, Revenue Bonds
Series G, Insured: AGC 4.75%, due 7/1/32	270,000	271,958
Insured: AGC 5.25%, due 7/1/33	680,000	700,699
Series D, Insured: AMBAC 5.45%, due 7/1/31	305,000	309,892
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, COFINA Senior Bonds, 2040 National Custodial Trust, Revenue Bonds Series 2007-A (zero coupon), due 8/1/40	3,520,729	2,033,632
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, COFINA Senior Bonds, 2043 National Custodial Trust, Revenue Bonds Series 2007-A (zero coupon), due 8/1/43	28,976,151	16,845,183
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, COFINA Senior Bonds, 2044 National Custodial Trust, Revenue Bonds Series 2007-A (zero coupon), due 8/1/44	14,120,861	8,209,057
Puerto Rico Sales Tax Financing Corp Sales Tax, Revenue Bonds Series 2007-A (zero coupon), due 8/1/45	44,481,572	25,859,177
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1 (zero coupon), due 7/1/24	366,000	313,955
Series A-1 (zero coupon), due 7/1/27	700,000	538,300
Series A-1 (zero coupon), due 7/1/29	682,000	480,271
Series A-1 (zero coupon), due 7/1/31	879,000	553,779
Series A-1 (zero coupon), due 7/1/33	990,000	556,558
Series 2007-A (zero coupon), due 8/1/41	20,541,212	11,941,582
Series 2007-A (zero coupon), due 8/1/42	5,621,839	3,268,224
Series A-1 (zero coupon), due 7/1/46	10,420,000	2,407,020
Series 2007-A (zero coupon), due 8/1/46	3,089,999	1,796,351
Series A-1 4.50%, due 7/1/34	725,000	749,896
Series A-2 4.55%, due 7/1/40	4,728,000	4,550,795
Series A-2 4.75%, due 7/1/53	112,000	105,421
Series A-1 4.75%, due 7/1/53	31,692,000	31,067,668
Series A-1 5.00%, due 7/1/58	97,163,000	97,401,049
Series A-2 5.00%, due 7/1/58	3,639,000	3,497,989
Puerto Rico Sales Tax Financing Corp.,COFINA, Revenue Bonds Class 2 (zero coupon), due 8/1/54	3,896,590	738,326
		733,731,167
Rhode Island 0.3%
Providence Redevelopment Agency, Port Providence Lease, Certificates of Participation
Series A, Insured: AGC (zero coupon), due 9/1/24	1,735,000	1,519,652
Series A, Insured: AGC (zero coupon), due 9/1/26	685,000	560,255
Series A, Insured: AGC (zero coupon), due 9/1/29	1,835,000	1,339,311
Series A, Insured: AGC (zero coupon), due 9/1/30	1,835,000	1,279,545
Series A, Insured: AGC (zero coupon), due 9/1/32	1,500,000	954,825
Series A, Insured: AGC (zero coupon), due 9/1/34	1,000,000	585,370
Series A, Insured: AGC (zero coupon), due 9/1/35	360,000	202,115
Series A, Insured: AGC (zero coupon), due 9/1/36	470,000	253,053
Rhode Island Health & Educational Building Corp., Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/39	750,000	852,173
Rhode Island Health & Educational Building Corp., Public Schools Financing Project, Revenue Bonds Insured: AMBAC 5.00%, due 5/15/21	65,000	65,216
Tobacco Settlement Financing Corp., Revenue Bonds Series A (zero coupon), due 6/1/52	94,920,000	10,735,452
		18,346,967
South Carolina 1.2%
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman, Revenue Bonds 5.25%, due 11/15/52	7,000,000	7,614,740
South Carolina Public Service Authority, Revenue Bonds
Series C 5.00%, due 12/1/46	5,900,000	6,623,812
Series E 5.00%, due 12/1/48	20,190,000	22,201,530
Series A 5.00%, due 12/1/50	4,660,000	5,255,315
Series B 5.00%, due 12/1/56	6,055,000	6,948,415
Series E 5.25%, due 12/1/55	13,900,000	15,973,602
Series A 5.50%, due 12/1/54	5,100,000	5,761,623
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds Series D 5.00%, due 12/1/43	5,570,000	5,951,434
		76,330,471
South Dakota 0.1%
South Dakota Health & Educational Facilities Authority, Revenue Bonds Series E 5.00%, due 11/1/42	3,150,000	3,428,208

Tennessee 0.5%
Chattanooga-Hamilton County Hospital Authority, Revenue Bonds 5.00%, due 10/1/44	6,500,000	7,153,575
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
Series A 4.00%, due 10/1/49	3,000,000	3,195,870
Series A 5.00%, due 10/1/45	11,910,000	13,530,951
Series A 5.25%, due 10/1/58	9,000,000	10,735,740
		34,616,136
Texas 3.6%
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation, Revenue Bonds 5.00%, due 7/15/41	3,300,000	3,652,935
Central Texas Regional Mobility Authority, Revenue Bonds
(zero coupon), due 1/1/23	1,000,000	942,240
(zero coupon), due 1/1/33	315,000	214,153
(zero coupon), due 1/1/34	3,275,000	2,136,348
(zero coupon), due 1/1/35	3,700,000	2,313,610
(zero coupon), due 1/1/36	2,000,000	1,203,740
(zero coupon), due 1/1/39	3,500,000	1,854,405
4.00%, due 1/1/41	6,250,000	6,632,750
5.00%, due 1/1/33	1,225,000	1,341,522
5.00%, due 1/1/42	2,340,000	2,534,360
5.00%, due 1/1/46	12,215,000	13,837,518
6.75%, due 1/1/41	7,500,000	8,079,525
Central Texas Turnpike System, Revenue Bonds
Series C 5.00%, due 8/15/37	1,150,000	1,290,070
Series C 5.00%, due 8/15/42	10,850,000	12,086,466
City of Houston TX, Airport System Revenue, United Airlines, Inc., Revenue Bonds 5.00%, due 7/1/29 (b)	6,400,000	7,168,896
Clifton Higher Education Finance Corp., Idea Public Schools, Revenue Bonds
5.75%, due 8/15/41	1,750,000	1,907,080
6.00%, due 8/15/43	3,500,000	3,949,540
Clifton Higher Education Finance Corp., Revenue Bonds Series A 5.00%, due 12/1/45	2,500,000	2,720,875
Decatur Hospital Authority, Wise Regional Health System, Revenue Bonds Series A 5.25%, due 9/1/44	3,250,000	3,558,750
Grand Parkway Transportation Corp., 1st Tier Toll, Revenue Bonds Series A 5.50%, due 4/1/53	600,000	673,884
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds 7.00%, due 1/1/43	1,500,000	1,785,690
Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
Series A 5.00%, due 6/1/33	900,000	960,417
Series A 5.00%, due 6/1/38	1,960,000	2,091,457
Harris County-Houston Sports Authority Cap Appreciation, Senior Lien, Revenue Bonds Series A, Insured: AGM (zero coupon), due 11/15/40	1,060,000	432,194
Harris County-Houston Sports Authority, Revenue Bonds
Series H, Insured: NATL-RE (zero coupon), due 11/15/24	970,000	865,891
Series H, Insured: NATL-RE (zero coupon), due 11/15/26	600,000	503,759
Series H, Insured: NATL-RE (zero coupon), due 11/15/29	735,000	552,951
Series A-3, Insured: NATL-RE (zero coupon), due 11/15/32	1,670,000	904,021
Series H, Insured: NATL-RE (zero coupon), due 11/15/32	250,000	161,275
Series A-3, Insured: NATL-RE (zero coupon), due 11/15/33	890,000	452,903
Series H, Insured: NATL-RE (zero coupon), due 11/15/33	185,000	111,992
Series A, Insured: AGM (zero coupon), due 11/15/34	1,535,000	919,895
Series A, Insured: NATL-RE (zero coupon), due 11/15/34	1,805,000	870,578
Series A, Insured: AGM, NATL-RE (zero coupon), due 11/15/38	36,815,000	17,088,050
Series H, Insured: NATL-RE (zero coupon), due 11/15/38	1,395,000	616,451
Series H, Insured: NATL-RE (zero coupon), due 11/15/39	1,525,000	631,838
Series H, Insured: NATL-RE (zero coupon), due 11/15/40	1,855,000	720,834
Series H, Insured: NATL-RE (zero coupon), due 11/15/41	700,000	255,010
Hemphill County Hospital District, Unlimited General Obligation 4.625%, due 2/1/39	2,765,000	2,797,489
Mission Economic Development Corp., Natgasoline LLC Project, Revenue Bonds 4.625%, due 10/1/31 (a)(b)	10,000,000	10,711,300
Montgomery County Toll Road Authority, Revenue Bonds 5.00%, due 9/15/48	2,500,000	2,759,925
New Hope Cultural Education Facilities Corp., Collegiate Housing Denton Women's University Dining Project, Revenue Bonds Insured: AGM 4.00%, due 7/1/48	1,000,000	1,057,240
New Hope Cultural Education Facilities Corp., Collegiate Housing Tarleton State, Revenue Bonds Series A 5.00%, due 4/1/46	3,000,000	3,170,790
New Hope Cultural Education Facilities Corp., Jubilee Academic Center Project, Revenue Bonds (a)
Series A 5.00%, due 8/15/36	5,000,000	5,117,400
Series A 5.125%, due 8/15/47	2,085,000	2,127,117
New Hope Cultural Education Facilities Corp., Stephenville Tarleton State, Revenue Bonds Series A 6.00%, due 4/1/45	3,550,000	3,897,332
New Hope Cultural Education Facilities Finance Corp., Legacy at Midtown Park Project, Revenue Bonds Series A 5.50%, due 7/1/54	1,500,000	1,572,420
North East Texas Regional Mobility Authority, Revenue Bonds
Series B 5.00%, due 1/1/41	6,000,000	6,715,740
Series B 5.00%, due 1/1/46	2,650,000	2,949,211
North Texas Education Finance Corp., Uplift Education, Revenue Bonds Series A 5.25%, due 12/1/47	7,705,000	8,139,562
North Texas Tollway Authority, Revenue Bonds 5.00%, due 1/1/50	1,750,000	2,046,362
Red River Educational Finance Corp., Houston Baptist University Project, Revenue Bonds 5.50%, due 10/1/46	6,250,000	7,116,312
San Juan Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,000,000	1,055,710
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living CTR, Revenue Bonds 5.00%, due 11/15/40	1,500,000	1,497,930
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds Series B 5.00%, due 11/15/40	1,250,000	1,403,613
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.00%, due 12/15/26	3,500,000	3,864,455
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segment 3C Project, Revenue Bond 5.00%, due 6/30/58	12,500,000	14,498,500
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds Senior Lien 6.75%, due 6/30/43 (b)	11,700,000	13,617,279
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, Blueridge Transportation Group LLC, Revenue Bonds 5.00%, due 12/31/55 (b)	7,500,000	8,275,650
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, LBJ Infrastructure, Revenue Bonds
7.00%, due 6/30/40	3,080,000	3,231,813
7.50%, due 6/30/33	750,000	791,258
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility, Revenue Bonds 6.875%, due 12/31/39	5,050,000	5,161,049
Texas Public Finance Authority Charter School Finance Corp., ED - Burnham Wood Project, Revenue Bonds Series A 6.25%, due 9/1/36	400,000	400,532
Texas Transportation Commission, First Tier, State Highway 249, Revenue Bonds Series A 5.00%, due 8/1/57	10,000,000	11,589,500
Travis County Health Facilities Development Corp., Westminster Manor, Revenue Bonds 7.125%, due 11/1/40	1,000,000	1,072,320
		234,661,682
U.S. Virgin Islands 1.7%
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series A 5.00%, due 10/1/32	15,600,000	14,898,000
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A 4.00%, due 10/1/22	1,705,000	1,694,736
Series C 5.00%, due 10/1/19	4,590,000	4,592,341
Series B 5.00%, due 10/1/19	10,475,000	10,498,778
Series C 5.00%, due 10/1/22	8,515,000	8,547,527
Series B 5.00%, due 10/1/25	2,825,000	2,854,776
Series A 5.00%, due 10/1/29	9,215,000	9,312,126
Series B 5.25%, due 10/1/29	6,410,000	6,496,407
Subseries A 6.00%, due 10/1/39	790,000	780,125
Series A 6.625%, due 10/1/29	3,105,000	3,113,011
Series A 6.75%, due 10/1/19	740,000	743,152
Series A 6.75%, due 10/1/37	10,910,000	10,913,600
Virgin Islands Public Finance Authority, Revenue Bonds
Series C 5.00%, due 10/1/20	2,000,000	2,000,000
Series C 5.00%, due 10/1/30	9,270,000	8,945,550
Series A 5.00%, due 10/1/34	2,600,000	2,483,000
Series C 5.00%, due 10/1/39	6,130,000	5,838,825
Virgin Islands Public Finance Authority, Senior Lien-Matching Fund Loan Note, Revenue Bonds Senior Lien-Series B 5.00%, due 10/1/25	19,240,000	19,360,635
Virgin Islands Water & Power Authority-Electric System, Revenue Bonds Series A 5.00%, due 7/1/31	1,145,000	1,061,988
		114,134,577
Utah 0.3%
Utah Charter School Finance Authority, Da Vinci Academy, Revenue Bonds 7.75%, due 3/15/39	700,000	771,988
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
Series A 5.00%, due 10/15/32	5,000,000	5,508,050
Series A 5.00%, due 10/15/37	5,230,000	5,683,807
Series A 5.375%, due 10/15/40	6,260,000	6,939,961
		18,903,806
Vermont 0.1%
Vermont Educational & Health Buildings Financing Agency, Developmental & Mental Health Services, Revenue Bonds Series A, Insured: AGC 4.75%, due 8/15/36	500,000	514,260
Vermont Student Assistance Corp., Education Loan, Revenue Bonds Subseries B 4.50%, due 6/15/45 (b)	3,500,000	3,714,550
		4,228,810
Virginia 2.1%
Farmville Industrial Development Authority Facilities, Longwood University Student Project, Revenue Bonds
Series A 5.00%, due 1/1/48	7,000,000	7,889,630
Series A 5.00%, due 1/1/55	16,000,000	17,896,640
Henrico County Economic Development Authority, Residential Care Facility, Revenue Bonds Series C 5.00%, due 12/1/47	2,200,000	2,428,206
Lynchburg Economic Development Authority, Randolph College Project, Revenue Bonds 5.00%, due 9/1/48	3,705,000	4,274,570
Newport News Economic Development Authority, LifeSpire, Revenue Bonds 5.00%, due 12/1/38	2,575,000	2,772,811
Norfolk Redevelopment and Housing Authority, Norfolk Retirement Community, Harbors Edge Project, Revenue Bonds
Series B 4.00%, due 1/1/25	1,200,000	1,200,348
Series A 5.25%, due 1/1/54	3,300,000	3,577,530
Roanoke Economic Development Authority, Lynchburg College, Revenue Bonds Series A 4.00%, due 9/1/48	4,890,000	5,145,258
Tobacco Settlement Financing Corp., Convertible-Senior, Revenue Bonds Senior Lien-Series B2 5.20%, due 6/1/46	2,000,000	2,007,400
Tobacco Settlement Financing Corp., Revenue Bonds Series B1 5.00%, due 6/1/47	29,205,000	29,073,869
Virginia College Building Authority, Marymount University Project, Revenue Bonds Series B 5.00%, due 7/1/45 (a)	1,945,000	2,069,636
Virginia Small Business Financing Authority, Elizabeth River Crossing, Revenue Bonds Senior Lien 5.50%, due 1/1/42 (b)	18,245,000	19,843,262
Virginia Small Business Financing Authority, Express Lanes LLC, Revenue Bonds Senior Lien 5.00%, due 1/1/40 (b)	10,000,000	10,642,400
Virginia Small Business Financing Authority, Transform I-66 P3 Project, Revenue Bonds 5.00%, due 12/31/56 (b)	29,200,000	33,065,204
		141,886,764
Washington 0.5%
King County Public Hospital District No. 4, Limited General Obligation 7.00%, due 12/1/40	1,000,000	1,039,980
Pend Oreille County Public Utility, District No. 1 Box Canyon, Revenue Bonds 5.00%, due 1/1/48	5,430,000	6,223,486
Port of Seattle Industrial Development Corp., King County Public Hospital District, Special Facilities Delta Airlines, Revenue Bonds 5.00%, due 4/1/30 (b)	1,825,000	1,992,955
Washington Health Care Facilities Authority, Kadlec Regional Medical Center, Revenue Bonds 5.00%, due 12/1/42	6,660,000	7,244,615
Washington Higher Educational Facilities Authority, Whitworth University Project, Revenue Bonds Series A 5.00%, due 10/1/40	3,000,000	3,378,150
Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds 5.00%, due 1/1/48	3,000,000	3,107,340
Whidbey Island Public Hospital District, Unlimited General Obligation
5.375%, due 12/1/39	9,920,000	10,585,830
5.50%, due 12/1/33	2,070,000	2,236,780
		35,809,136
West Virginia 0.5%
Glenville State College, Board of Governors, Revenue Bonds 5.25%, due 6/1/47	4,000,000	4,177,120
Monongalia County Commission Special District, University Town Center, Revenue Bonds Series A 5.50%, due 6/1/37 (a)	4,000,000	4,338,160
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
Series A 4.00%, due 1/1/37	5,125,000	5,462,328
Series A 4.00%, due 1/1/38	2,500,000	2,659,100
Series A 4.125%, due 1/1/47	13,650,000	14,411,670
		31,048,378
Wisconsin 1.8%
Public Finance Authority Education Revenue, Coral Academy of Science Las Vegas, Revenue Bonds Series A 5.00%, due 7/1/48	2,000,000	2,226,340
Public Finance Authority Education Revenue, Guilford College, Revenue Bonds Series A 5.00%, due 1/1/48	11,495,000	12,715,654
Public Finance Authority Education Revenue, Wilson Preparatory Academy, Revenue Bonds Series A 5.00%, due 6/15/49 (a)	1,100,000	1,137,059
Public Finance Authority Educational Facilities, Wingate University, Revenue Bonds Series A 5.25%, due 10/1/38	3,250,000	3,767,107
Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds (a)
Series A 5.00%, due 6/1/36	750,000	779,393
Series A 5.125%, due 6/1/48	1,625,000	1,685,986
Public Finance Authority, Cullowhee LLC, Revenue Bonds 5.25%, due 7/1/47	2,000,000	2,151,140
Public Finance Authority, FFAH North Carolina & Missouri Portfolio, Revenue Bonds
Series A 4.75%, due 12/1/35	1,150,000	1,151,173
Series A 5.00%, due 12/1/45	3,200,000	3,211,840
Series A 5.15%, due 12/1/50	2,250,000	2,270,385
Public Finance Authority, Glenridge Palmer Ranch, Revenue Bonds Series A 8.25%, due 6/1/46 (a)	1,000,000	1,109,800
Public Finance Authority, Guilford College, Revenue Bonds 5.50%, due 1/1/47	6,160,000	6,924,148
Public Finance Authority, Irving Convention Center Hotel Project, Revenue Bonds Series A-2 7.00%, due 1/1/50 (a)	13,990,000	17,394,327
Public Finance Authority, National Gypsum Co., Revenue Bonds (b)
4.00%, due 8/1/35	4,000,000	4,128,200
5.25%, due 4/1/30	10,300,000	11,338,137
Public Finance Authority, NC A&T Real Estate Foundation LLC Project, Revenue Bonds
Series A 5.00%, due 6/1/44	1,350,000	1,529,158
Series A 5.00%, due 6/1/49	3,625,000	4,089,906
Public Finance Authority, Nevada State College, Revenue Bonds 5.00%, due 5/1/55 (a)	7,100,000	7,555,820
Public Finance Authority, North Carolina Leadership Academy, Revenue Bonds 4.00%, due 6/15/29 (a)	325,000	336,645
Public Finance Authority, Roseman University Health Sciences, Revenue Bonds
5.50%, due 4/1/32	1,250,000	1,321,488
5.875%, due 4/1/45	6,650,000	7,379,039
Public Finance Authority, Senior-Obligation Group, Revenue Bonds Series B 5.00%, due 7/1/42 (b)	10,000,000	10,666,200
Public Finance Authority, Whitestone-Retirement Facilities 1st Mortgage, Revenue Bonds 5.00%, due 3/1/52 (a)	1,800,000	1,945,890
Public Finance Authority, Wisconsin Airport Facilities, AFCO Investors II Portfolio, Revenue Bonds 5.75%, due 10/1/31 (a)(b)	1,670,000	1,737,936
Public Finance Authority, Wisconsin Educational Facility, Community School of Davidson Project, Revenue Bonds 5.00%, due 10/1/48	2,105,000	2,223,680
Public Finance Authority, Wisconsin Senior Living, Rose Villa Project, Revenue Bonds Series A 5.75%, due 11/15/44 (a)	1,400,000	1,513,526
Village of Warrens WI, Unlimited General Obligation 4.70%, due 12/1/19	120,000	118,454
Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Revenue Bonds 5.375%, due 2/1/48	4,400,000	4,527,600
		116,936,031
Wyoming 0.0% ‡
West Park Hospital District, West Park Hospital Project, Revenue Bonds Series B 6.50%, due 6/1/27	500,000	534,585
Wyoming Community Development Authority, Revenue Bonds 6.50%, due 7/1/43	930,000	978,834
		1,513,419

Total Long-Term Municipal Bonds (Cost $5,129,344,804)		5,520,666,417

Short-Term Municipal Notes 14.7%
Alabama 0.5%
Industrial Development Board of the City of Mobile Alabama, Pollution Control Electric Power Co.-Barry Plant, Revenue Bonds 1st Series 1.50%, due 6/1/34 (g)	20,000,000	20,000,000
West Jefferson Industrial Development Board, Solid Waste Disposal, Revenue Bonds 1.54%, due 12/1/38 (b)(g)	11,800,000	11,800,000
		31,800,000
Alaska 0.2%
Alaska State Housing Finance Corp., Revenue Bonds Series A 1.55%, due 6/1/32 (b)(g)	14,010,000	14,010,000

Arizona 0.3%
Arizona Health Facilities Authority, Banner Health, Revenue Bonds Series B 1.46%, due 1/1/46 (g)	19,395,000	19,395,000

Arkansas 0.0% ‡
Little Rock Metrocentre Improvement District No. 1, Little Rock Newspapers, Inc., Revenue Bonds 1.51%, due 12/1/25 (g)	1,400,000	1,400,000

California 0.6%
Northern California Gas Authority No. 1, Gas Project, Revenue Bonds Series B 2.274%, due 7/1/27 (g)	38,575,000	38,088,184

Colorado 0.0% ‡
Tender Option Bond Trust Receipts, Revenue Bonds Series 2015-XF1025 1.45%, due 1/1/45 (a)(g)	2,000,000	2,000,000

Florida 0.9%
County of St. Lucie FL, Power & Light Co. Project, Revenue Bonds 1.48%, due 9/1/28 (g)	6,200,000	6,200,000
Escambia County, Gulf Power Co. Project, Revenue Bonds 2nd Series 1.50%, due 4/1/39 (g)	11,400,000	11,400,000
Lee Memorial Health Systems, Revenue Bonds Series B 1.60%, due 4/1/49 (g)	14,000,000	14,000,000
Pinellas County Health Facilities Authority, BayCare Health System, Revenue Bonds Series A-1 1.48%, due 11/1/38 (g)	26,405,000	26,405,000
		58,005,000
Georgia 1.7%
Appling County Development Authority, Georgia Power Co., Plant Hatch Project, Revenue Bonds (g)
1.54%, due 9/1/29	10,900,000	10,900,000
1.54%, due 9/1/41	26,400,000	26,400,000
Burke County Development Authority, Georgia Power Co., Vogtle Project, Revenue Bonds (g)
1.57%, due 11/1/52	28,155,000	28,155,000
1st Series 1.60%, due 7/1/49	2,400,000	2,400,000
1.63%, due 11/1/52 (b)	18,450,000	18,450,000
Floyd County Development Authority, Georgia Power Co., Plant Hammond Project, Revenue Bonds 1.54%, due 9/1/26 (g)	1,800,000	1,800,000
Heard County Development Authority, Georgia Power Co. Plant Wansley, Revenue Bonds 1.56%, due 9/1/26 (g)	1,100,000	1,100,000
Monroe County Development Authority, Georgia Power Co., Scherer Project, Revenue Bonds 1.54%, due 11/1/48 (g)	20,815,000	20,815,000
		110,020,000
Illinois 0.8%
Chicago Board of Education, Revenue Bonds Series E 2.207%, due 12/13/19 (a)(g)	9,000,000	9,000,000
Chicago O'Hare International Airport Special Facility, Lufthansa German Project, Revenue Bonds 1.50%, due 5/1/35 (b)(g)	40,000,000	40,000,000
Tender Option Bond Trust Receipts, Revenue Bonds Series 2015-XF1045 1.58%, due 6/15/52 (a)(g)	6,550,000	6,550,000
		55,550,000
Indiana 0.7%
City of Indianapolis IN, Economic Development, Revenue Bonds Series A 1.57%, due 7/1/55 (g)	6,200,000	6,200,000
Indiana Finance Authority, Duke Energy Indiana Project, Revenue Bonds Series A-4 1.48%, due 12/1/39 (g)	27,945,000	27,945,000
Indiana Finance Authority, Environmental Revenue, ArcelorMittal Steel Project, Revenue Bonds 1.57%, due 8/1/30 (b)(g)	13,325,000	13,325,000
		47,470,000
Iowa 0.5%
Iowa Finance Authority, Health System Obligation, Revenue Bonds Series B-2 1.47%, due 2/15/39 (g)	17,000,000	17,000,000
Iowa Finance Authority, Unity Point Health Project, Revenue Bonds Series F 1.47%, due 7/1/41 (g)	4,950,000	4,950,000
Iowa Higher Education Loan Authority, Loras College, Revenue Bonds 1.44%, due 11/1/36 (g)	9,600,000	9,600,000
		31,550,000
Kansas 0.1%
University of Kansas Hospital Authority, KU Health System, Revenue Bonds 1.42%, due 9/1/34 (g)	4,000,000	4,000,000

Kentucky 0.3%
Kentucky State Economic Development Finance Authority, Catholic Health, Revenue Bonds Series C 1.52%, due 5/1/34 (g)	20,725,000	20,725,000
Tender Option Bond Trust Receipts, Revenue Bonds Series 2015-XF1024 1.45%, due 1/1/45 (a)(g)	2,000,000	2,000,000
		22,725,000
Maryland 0.1%
Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center, Revenue Bonds 1.56%, due 7/1/25 (g)	200,000	200,000
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Revenue Bonds Series D 1.48%, due 7/1/41 (g)	6,500,000	6,500,000
		6,700,000
Michigan 0.2%
University of Michigan, Revenue Bonds Series B 1.37%, due 4/1/42 (g)	16,000,000	16,000,000

Mississippi 0.1%
Mississippi Business Finance Corp., Gulf Power Co. Project, Revenue Bonds 1st Series 1.52%, due 4/1/44 (g)	6,000,000	6,000,000

Missouri 0.3%
Missouri Health & Educational Facilities Authority, Bethesda Health Group, Inc., Revenue Bonds Series B 1.44%, due 8/1/41 (g)	6,000,000	6,000,000
RIB Floater Trust, Revenue Bonds Series 2019-016, 1.65%, due 6/1/45 (a)(g)	15,000,000	15,000,000
		21,000,000
New Jersey 1.0%
New Jersey Turnpike Authority, Revenue Bonds Series D-1 2.382%, due 1/1/24 (g)	66,500,000	67,198,250

New Mexico 0.1%
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Revenue Bonds Series D 1.48%, due 8/1/34 (g)	9,535,000	9,535,000

New York 0.9%
City of New York NY, Unlimited General Obligation (g)
Subseries J-6 1.49%, due 8/1/24	7,000,000	7,000,000
Subseries A-5 1.49%, due 8/1/44	15,470,000	15,470,000
New York City Water & Sewer System, Second General Resolution, Revenue Bonds Series BB-1A 1.49%, due 6/15/49 (g)	10,000,000	10,000,000
New York State Housing Finance Agency, 160 Madison Avenue, Revenue Bonds Series A 1.49%, due 11/1/46 (g)	1,000,000	1,000,000
New York State Housing Finance Agency, 505 West 37th Street, Revenue Bonds (g)
Series B 1.50%, due 5/1/42	6,000,000	6,000,000
Series A 1.50%, due 5/1/42	13,700,000	13,700,000
Triborough Bridge & Tunnel Authority, Revenue Bonds Subseries B-3 1.45%, due 1/1/32 (g)	7,965,000	7,965,000
		61,135,000
Ohio 0.6%
County of Montgomery OH, Premier Health-Miami Valley Hospital, Revenue Bonds Series F 1.52%, due 11/15/45 (g)	22,328,000	22,328,000
Ohio Higher Educational Facilities Commission, Cleveland Clinic Health System, Revenue Bonds Series B-2 1.49%, due 1/1/39 (g)	14,015,000	14,015,000
		36,343,000
Oklahoma 0.3%
Muskogee Industrial Trust, Oklahoma Gas & Electric Co., Revenue Bonds Series A 1.55%, due 6/1/27 (g)	17,400,000	17,400,000

Oregon 0.1%
Oregon State Housing & Community Services Department, Single Family Mortgage Program, Revenue Bonds Series C 1.50%, due 7/1/45 (b)(g)	5,000,000	5,000,000

Pennsylvania 0.1%
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital Philadelphia Project, Revenue Bonds Series A 1.47%, due 7/1/41 (g)	7,300,000	7,300,000

Puerto Rico 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds Series UU, Insured: AGM 2.074%, due 7/1/29 (g)	4,065,000	4,024,350

Rhode Island 0.0% ‡
Rhode Island Health & Educational Building Corp., Bryant University, Revenue Bonds 1.48%, due 6/1/35 (g)	2,000,000	2,000,000

South Carolina 0.3%
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Revenue Bonds Series C 1.52%, due 5/1/48 (g)	20,000,000	20,000,000

Tennessee 0.2%
Chattanooga Health Educational & Housing Facility Board, Catholic Health Initiatives, Revenue Bonds Series C 1.84%, due 5/1/39 (g)	12,400,000	12,400,000

Texas 2.8%
Bowie County Industrial Development Corp., Texarkana Newspapers, Inc., Revenue Bonds 1.51%, due 11/1/25 (g)	3,300,000	3,300,000
Harris County Cultural Education Facilities Finance Corp., Houston Methodist Hospital, Revenue Bonds (g)
Subseries C-1 1.50%, due 12/1/24	19,600,000	19,600,000
Subseries C-2 1.50%, due 12/1/27	17,550,000	17,550,000
Harris County Health Facilities Development Corp., Methodist Hospital System, Revenue Bonds (g)
Series A-2 1.50%, due 12/1/41	1,985,000	1,985,000
Series A-1 1.50%, due 12/1/41	12,000,000	12,000,000
Permanent University Fund - University of Texas System, Revenue Bonds Series A 1.28%, due 7/1/37 (g)	23,590,000	23,590,000
Tarrant County Cultural Education Facilities Finance Corp., Baylor Health Care Systems Project, Revenue Bonds Series C 1.48%, due 11/15/50 (g)	8,400,000	8,400,000
Nuveen AMT-Free Municipal Credit Income Fund Series B 1.75%, due 3/1/29 (g)(h)	50,000	50,000,000
Nuveen AMT-Free Quality Municipal Income Fund Series D 1.75%, due 3/1/29 (g)(h)	50,000	50,000,000
		186,425,000
U.S. Virgin Islands 0.0% ‡
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A 5.125%, due 10/1/19	85,000	85,066
Series A-1 4.30%, due 10/1/19	170,000	170,131
		255,197
Virginia 0.0% ‡
Virginia Small Business Financing Authority, University Real Estate, Revenue Bonds 1.52%, due 7/1/30 (g)	65,000	65,000

Wisconsin 0.9%
Public Finance Authority, WakeMed Obligated Group, Revenue Bonds Series C 1.54%, due 10/1/49 (g)	15,635,000	15,635,000
University Hospitals & Clinics Authority, Revenue Bonds (g)
Series B 1.47%, due 4/1/48	29,615,000	29,615,000
Series C 1.52%, due 4/1/48	12,375,000	12,375,000
		57,625,000
Total Short-Term Municipal Notes (Cost $971,332,608)		972,418,981

Total Municipal Bonds (Cost $6,100,677,412)		6,493,085,398

	Shares
Closed-End Funds 0.1%
Massachusetts 0.1%
DWS Municipal Income Trust	124,496	1,431,704
Eaton Vance Municipal Bond Fund	158,461	2,025,132
MFS Municipal Income Trust	98,613	699,166
Pioneer Municipal High Income Trust	84,969	1,076,557
		5,232,559
Multi-State 0.0% ‡
BlackRock Investment Quality Municipal Trust, Inc.	40,431	629,106
BlackRock Municipal Income Investment Quality Trust	18,120	257,123
BlackRock MuniEnhanced Fund, Inc.	70,702	794,691
BlackRock MuniHoldings Investment Quality Fund	70,458	939,910
BlackRock MuniYield Investment Quality Fund	23,851	324,135
BlackRock New York Municipal Fund	16,573	233,016
		3,177,981
Total Closed-End Funds (Cost $7,908,105)		8,410,540

Total Investments (Cost $6,108,585,517)	98.5%	6,501,495,938
Other Assets, Less Liabilities	1.5	96,705,105
Net Assets	100.0%	$6,598,201,043

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Floating rate - Rate shown was the rate in effect as of July 31, 2019.
(d)	Issue in non-accrual status.
(e)	Issue in default.
(f)	Illiquid security - As of July 31, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $6,355,300, which represented 0.1% of the Fund's net assets.
(g)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(h)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2019, the total market value of fair valued securities was $100,000,000, which represented 1.5% of the Fund's net assets.

As of July 31, 2019, the Portfolio held the following futures contracts[1]:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]

Short Contracts

10-Year United States Treasury Note	(1,216)	September 2019	$(152,696,122)	$(154,945,000)	$(2,248,878)
United States Treasury Long Bond	(250)	September 2019	(37,738,519)	(38,898,437)	(1,159,918)
Net Unrealized Depreciation					(3,408,796)

1.	As of July 31, 2019, cash in the amount of $1,937,600 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2019.

The following abbreviations are used in the preceding pages:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$—	$5,520,666,417	$—	$5,520,666,417
Short-Term Municipal Notes	—	972,418,981	—	972,418,981
Total Municipal Bonds	—	6,493,085,398	—	6,493,085,398
Closed-End Funds	8,410,540	—	—	8,410,540
Total Investments in Securities	$8,410,540	$6,493,085,398	$—	$6,501,495,938

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(3,408,796)	$—	$—	$(3,408,796)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay International Opportunities Fund
Portfolio of Investments July 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 93.4% †
Australia 6.2%
Accent Group, Ltd. (Specialty Retail)	756,070	$776,282
Afterpay Touch Group, Ltd. (IT Services) (a)	27,219	496,108
Ansell, Ltd. (Health Care Equipment & Supplies)	44,252	841,966
Ausdrill, Ltd. (Metals & Mining)	422,136	565,769
Austal, Ltd. (Aerospace & Defense)	336,468	926,650
BHP Group PLC (Metals & Mining)	50,216	1,199,083
CIMIC Group, Ltd. (Construction & Engineering)	1,739	43,316
Coca-Cola Amatil, Ltd. (Beverages) (b)	216,439	1,563,616
Collins Foods, Ltd. (Hotels, Restaurants & Leisure)	9,279	55,058
Commonwealth Bank of Australia (Banks) (b)	18,645	1,047,198
Genworth Mortgage Insurance Australia, Ltd. (Thrifts & Mortgage Finance) (c)	402,620	931,961
GWA Group, Ltd. (Building Products) (c)	47,658	116,586
Harvey Norman Holdings, Ltd. (Multiline Retail) (c)	489,736	1,464,890
Kogan.com, Ltd. (Internet & Direct Marketing Retail) (c)	61,955	209,064
Magellan Financial Group, Ltd. (Capital Markets) (b)	21,040	886,177
Mineral Resources, Ltd. (Metals & Mining)	27,771	303,944
Mount Gibson Iron, Ltd. (Metals & Mining)	1,284,033	761,353
NRW Holdings, Ltd. (Construction & Engineering)	200,251	333,836
Perpetual, Ltd. (Capital Markets) (c)	17,567	473,265
Perseus Mining, Ltd. (Metals & Mining) (a)	1,052,345	482,183
Qantas Airways, Ltd. (Airlines)	209,476	816,436
QBE Insurance Group, Ltd. (Insurance)	194,247	1,654,867
Regis Resources, Ltd. (Metals & Mining)	206,562	767,105
Sandfire Resources NL (Metals & Mining)	82,390	375,465
Service Stream, Ltd. (Construction & Engineering)	409,562	836,697
Silver Lake Resources, Ltd. (Metals & Mining) (a)	660,144	577,476
St. Barbara, Ltd. (Metals & Mining)	361,012	894,689
Super Retail Group, Ltd. (Specialty Retail)	34,837	214,105
Westgold Resources, Ltd. (Metals & Mining) (a)	625,121	811,863
Westpac Banking Corp. (Banks)	17,154	335,260
		20,762,268
Austria 1.1%
ams A.G. (Semiconductors & Semiconductor Equipment) (a)	13,779	718,567
AT&S Austria Technologie & Systemtechnik A.G. (Electronic Equipment, Instruments & Components)	8,935	142,985
Raiffeisen Bank International A.G. (Banks)	47,297	1,105,278
Verbund A.G. (Electric Utilities)	17,350	972,822
Wienerberger A.G. (Construction Materials)	32,058	733,960
		3,673,612
Belgium 0.9%
ageas S.A./N.A. (Insurance)	19,851	1,068,264
Anheuser-Busch InBev S.A. / N.V. (Beverages)	3,556	359,664
Colruyt S.A. (Food & Staples Retailing)	19,989	1,038,598
D'ieteren S.A. / N.V. (Distributors)	13,066	611,712
		3,078,238
Cambodia 0.1%
NagaCorp, Ltd. (Hotels, Restaurants & Leisure)	272,000	410,184

China 0.7%
CITIC Telecom International Holdings, Ltd. (Diversified Telecommunication Services)	1,932,000	792,059
Yangzijiang Shipbuilding Holdings, Ltd. (Machinery)	1,351,400	1,403,437
		2,195,496
Denmark 2.6%
Carlsberg A/S (Beverages)	13,123	1,789,734
GN Store Nord A/S (Health Care Equipment & Supplies)	16,926	803,716
Matas A/S (Specialty Retail)	35,436	364,650
Novo Nordisk A/S, Class B (Pharmaceuticals)	39,721	1,906,475
Pandora A/S (Textiles, Apparel & Luxury Goods)	41,458	1,592,558
Scandinavian Tobacco Group A/S (Tobacco) (d)	31,726	333,962
Vestas Wind Systems A/S (Electrical Equipment)	21,183	1,736,015
Zealand Pharma A/S (Biotechnology) (a)	6,284	141,240
		8,668,350
Finland 1.1%
Finnair OYJ (Airlines)	6,752	47,465
Metso OYJ (Machinery)	39,922	1,535,721
Nokia OYJ (Communications Equipment) (c)	252,146	1,358,662
Tokmanni Group Corp. (Multiline Retail)	25,260	228,289
Valmet OYJ (Machinery)	34,723	674,858
		3,844,995
France 6.5%
Air France-KLM (Airlines) (a)	84,393	878,985
Air Liquide S.A. (Chemicals)	494	68,178
Airbus S.E. (Aerospace & Defense)	4,511	637,744
Akka Technologies S.E. (Professional Services)	7,485	529,178
Arkema S.A. (Chemicals)	4,913	442,165
BioMerieux (Health Care Equipment & Supplies)	3,815	322,610
BNP Paribas S.A. (Banks)	1,529	71,048
Capgemini S.E. (IT Services)	7,345	931,751
Casino Guichard Perrachon S.A. (Food & Staples Retailing) (c)	42,512	1,567,222
Cie de Saint-Gobain (Building Products)	8,117	310,814
Cie Generale des Etablissements Michelin SCA (Auto Components)	15,953	1,764,662
Credit Agricole S.A. (Banks)	139,126	1,651,318
Dassault Aviation S.A. (Aerospace & Defense)	218	298,758
Edenred (Commercial Services & Supplies)	35,191	1,764,658
Engie S.A. (Multi-Utilities)	139,389	2,134,489
Eramet S.A. (Metals & Mining)	13,953	669,623
Eutelsat Communications S.A. (Media)	81,165	1,551,242
IPSOS (Media)	18,210	499,820
Kaufman & Broad S.A. (Household Durables)	10,820	443,887
Korian S.A. (Health Care Providers & Services)	21,347	842,736
Mersen S.A. (Electrical Equipment)	11,896	425,902
Neopost S.A. (Technology Hardware, Storage & Peripherals)	38,265	767,290
Publicis Groupe S.A. (Media)	32,608	1,612,131
Rallye S.A. (Food & Staples Retailing) (c)	224	1,047
Sopra Steria Group (IT Services)	4,193	538,875
Television Francaise 1 (Media)	84,654	846,197
		21,572,330
Germany 5.5%
adidas A.G. (Textiles, Apparel & Luxury Goods)	2,591	830,887
Allianz S.E., Registered (Insurance) (b)	12,576	2,931,719
BASF S.E. (Chemicals)	2,452	163,839
Bauer A.G. (Construction & Engineering)	3,193	73,750
bet-at-home.com A.G. (Hotels, Restaurants & Leisure)	959	60,363
CECONOMY A.G. (Specialty Retail) (a)	90,113	574,555
Deutsche Pfandbriefbank A.G. (Thrifts & Mortgage Finance) (d)	71,375	813,290
Deutsche Wohnen A.G. (Real Estate Management & Development)	3,409	125,420
DEUTZ A.G. (Machinery)	92,234	641,203
DWS Group GmbH & Co. KGaA (Capital Markets) (d)	19,832	663,555
Eckert & Ziegler A.G. (Health Care Equipment & Supplies)	7,110	940,436
Hamburger Hafen und Logistik A.G. (Transportation Infrastructure)	8,064	203,786
HeidelbergCement A.G. (Construction Materials)	9,602	697,154
HOCHTIEF A.G. (Construction & Engineering)	10,551	1,197,265
Koenig & Bauer A.G. (Machinery)	3,115	125,586
Merck KGaA (Pharmaceuticals)	7,445	762,838
ProSiebenSat.1 Media S.E. (Media)	56,772	736,396
Siemens A.G., Registered (Industrial Conglomerates)	8,797	965,679
Siemens Healthineers A.G. (Health Care Equipment & Supplies) (d)	3,508	146,553
Volkswagen A.G. (Automobiles)	8,940	1,532,297
Vonovia S.E. (Real Estate)	38,961	1,906,921
Wacker Neuson S.E. (Machinery)	16,367	330,947
Wirecard A.G. (IT Services)	11,685	1,953,308
		18,377,747
Hong Kong 4.7%
AIA Group, Ltd. (Insurance)	197,000	2,011,805
Chow Tai Fook Jewellery Group, Ltd. (Specialty Retail)	621,000	588,352
CK Asset Holdings, Ltd. (Real Estate Management & Development)	246,000	1,850,512
CK Hutchison Holdings, Ltd. (Industrial Conglomerates)	206,000	1,927,248
First Pacific Co., Ltd. (Diversified Financial Services)	1,998,000	835,336
Genting Hong Kong, Ltd. (Hotels, Restaurants & Leisure)	1,749,000	214,148
Get Nice Financial Group, Ltd. (Capital Markets)	296,000	34,308
Haitong International Securities Group, Ltd. (Capital Markets) (c)	472,000	139,028
HKT Trust & HKT, Ltd. (Diversified Telecommunication Services)	979,000	1,564,182
Melco Resorts & Entertainment, Ltd., ADR (Hotels, Restaurants & Leisure) (b)	68,000	1,527,960
NWS Holdings, Ltd. (Industrial Conglomerates)	189,000	350,727
Shun Tak Holdings, Ltd. (Industrial Conglomerates)	1,850,000	685,905
Singamas Container Holdings, Ltd. (Machinery)	1,048,000	137,450
Sun Hung Kai Properties, Ltd. (Real Estate Management & Development)	38,500	618,741
WH Group, Ltd. (Food Products) (d)	1,675,000	1,633,270
Yue Yuen Industrial Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	502,500	1,408,393
		15,527,365
India 0.1%
RHI Magnesita N.V. (Construction Materials)	4,469	240,953

Israel 1.9%
Bank Leumi Le-Israel B.M. (Banks)	239,140	1,744,158
CyberArk Software, Ltd. (Software) (a)	12,100	1,680,448
Elbit Systems, Ltd. (Aerospace & Defense)	5,020	805,079
Israel Chemicals, Ltd. (Chemicals)	21,326	114,950
Israel Corp., Ltd. (Chemicals) (a)	614	149,729
Mizrahi Tefahot Bank, Ltd. (Banks) (a)	65,522	1,575,032
Phoenix Holdings, Ltd. (Insurance)	27,960	174,182
Shikun & Binui, Ltd. (Construction & Engineering)	46,665	160,495
		6,404,073
Italy 3.6%
ASTM S.p.A. (Transportation Infrastructure)	20	691
Atlantia S.p.A. (Transportation Infrastructure)	18,943	486,889
Banca Farmafactoring S.p.A. (Diversified Financial Services) (d)	12,851	69,641
Banca Generali S.p.A. (Capital Markets)	27,799	809,132
Banca IFIS S.p.A. (Diversified Financial Services)	53,390	750,246
EL.En. S.p.A. (Health Care Equipment & Supplies) (c)	10,932	213,886
Enel S.p.A. (Electric Utilities)	74,796	512,589
Falck Renewables S.p.A. (Independent Power & Renewable Electricity Producers)	165,499	765,631
Leonardo S.p.A. (Aerospace & Defense)	124,562	1,517,735
OVS S.p.A (Textiles, Apparel & Luxury Goods) (a)(c)(d)	57,735	101,563
Piaggio & C S.p.A. (Automobiles)	269,282	807,557
Poste Italiane S.p.A. (Insurance) (d)	149,639	1,598,327
RCS MediaGroup S.p.A. (Media) (c)	69,989	75,356
Recordati S.p.A. (Pharmaceuticals)	36,354	1,628,798
Snam S.p.A. (Gas Utilities)	326,281	1,601,063
Tinexta S.p.A. (Professional Services)	17,595	240,119
Unipol Gruppo S.p.A. (Insurance)	160,193	820,232
		11,999,455
Japan 24.1%
Amada Holdings Co., Ltd. (Machinery)	120,400	1,320,998
Astellas Pharma, Inc. (Pharmaceuticals) (b)	145,600	2,069,372
Bank of Kyoto, Ltd. (Banks)	15,300	591,851
Chubu Electric Power Co., Inc. (Electric Utilities)	121,300	1,710,357
Daiwa House Industry Co., Ltd. (Real Estate Management & Development)	18,600	526,861
Electric Power Development Co., Ltd. (Independent Power & Renewable Electricity Producers)	67,100	1,508,579
FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	2,700	127,985
Fukuoka Financial Group, Inc. (Banks)	82,700	1,510,324
Hitachi, Ltd. (Electronic Equipment, Instruments & Components)	63,100	2,244,401
INPEX Corp. (Oil, Gas & Consumable Fuels)	179,600	1,575,557
ITOCHU Corp. (Trading Companies & Distributors)	91,500	1,745,865
Japan Post Holdings Co., Ltd. (Insurance)	163,800	1,604,115
JXTG Holdings, Inc. (Oil, Gas & Consumable Fuels)	369,000	1,735,614
Kajima Corp. (Construction & Engineering)	35,200	453,052
Kansai Electric Power Co., Inc. (Electric Utilities)	132,500	1,633,972
Kobe Steel, Ltd. (Metals & Mining)	60,500	389,226
Kyocera Corp. (Electronic Equipment, Instruments & Components)	17,400	1,064,439
Marubeni Corp. (Trading Companies & Distributors)	249,200	1,616,863
Mebuki Financial Group, Inc. (Banks)	574,100	1,412,285
MediPal Holdings Corp. (Health Care Providers & Services)	64,900	1,380,693
Mitsubishi Chemical Holdings Corp. (Chemicals)	98,700	701,898
Mitsubishi Corp. (Trading Companies & Distributors)	64,400	1,731,825
Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	17,100	312,811
Mitsubishi Gas Chemical Co., Inc. (Chemicals)	51,100	680,509
Mitsubishi Heavy Industries, Ltd. (Machinery)	38,800	1,602,092
Mitsubishi UFJ Financial Group, Inc. (Banks)	283,000	1,398,947
Mitsubishi UFJ Lease & Finance Co., Ltd. (Diversified Financial Services)	279,400	1,482,401
Mitsui & Co., Ltd. (Trading Companies & Distributors)	128,500	2,091,564
Mitsui OSK Lines, Ltd. (Marine)	63,800	1,563,611
MS&AD Insurance Group Holdings, Inc. (Insurance)	55,800	1,828,819
NEC Corp. (Technology Hardware, Storage & Peripherals)	42,700	1,738,096
Nippon Electric Glass Co., Ltd. (Electronic Equipment, Instruments & Components) (c)	18,300	410,466
Nippon Express Co., Ltd. (Road & Rail)	29,000	1,631,836
Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	46,900	2,116,738
NTT Data Corp. (IT Services)	125,000	1,641,272
Oji Holdings Corp. (Paper & Forest Products)	295,200	1,524,768
ORIX Corp. (Diversified Financial Services)	130,900	1,871,587
Otsuka Corp. (IT Services)	7,000	275,511
Persol Holdings Co., Ltd. (Professional Services) (b)	64,300	1,543,624
Rakuten, Inc. (Internet & Direct Marketing Retail)	148,500	1,517,902
SBI Holdings, Inc. (Capital Markets)	12,600	287,309
Seven & i Holdings Co., Ltd. (Food & Staples Retailing)	6,600	224,430
Shimizu Corp. (Construction & Engineering)	194,600	1,569,648
Showa Denko K.K. (Chemicals)	57,200	1,539,766
SoftBank Corp. (Wireless Telecommunication Services)	152,600	2,055,039
SoftBank Group Corp. (Wireless Telecommunication Services)	46,800	2,371,443
Sony Corp. (Household Durables) (b)	55,200	3,135,051
Sumco Corp. (Semiconductors & Semiconductor Equipment)	82,100	1,080,760
Sumitomo Chemical Co., Ltd. (Chemicals)	343,400	1,568,865
Sumitomo Dainippon Pharma Co., Ltd. (Pharmaceuticals)	84,900	1,558,625
Sumitomo Heavy Industries, Ltd. (Machinery)	44,800	1,445,474
Sumitomo Mitsui Financial Group, Inc. (Banks)	73,300	2,566,647
Suzuken Co., Ltd. (Health Care Providers & Services)	23,900	1,318,756
Taiheiyo Cement Corp. (Construction Materials)	27,200	764,964
TAISEI Corp. (Construction & Engineering)	46,100	1,591,480
Tohoku Electric Power Co., Inc. (Electric Utilities)	61,100	611,965
Toppan Printing Co., Ltd. (Commercial Services & Supplies)	81,800	1,336,163
Tosoh Corp. (Chemicals)	35,400	495,274
Toyo Seikan Group Holdings, Ltd. (Containers & Packaging)	55,700	971,995
		80,382,340
Netherlands 4.3%
Adyen N.V. (IT Services) (a)(d)	2,098	1,583,649
ASM International N.V. (Semiconductors & Semiconductor Equipment)	12,428	1,011,764
ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	3,742	829,997
EXOR N.V. (Diversified Financial Services)	23,635	1,643,156
Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	53,272	1,204,473
Koninklijke BAM Groep N.V. (Construction & Engineering) (c)	234,003	776,957
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	19,700	2,036,783
Royal Dutch Shell PLC, Class A (Oil, Gas & Consumable Fuels)	85,860	2,696,511
Signify N.V. (Electrical Equipment) (d)	27,917	757,280
Wolters Kluwer N.V. (Professional Services)	26,958	1,953,212
		14,493,782
New Zealand 0.1%
Meridian Energy, Ltd. (Independent Power & Renewable Electricity Producers)	105,658	325,192

Norway 1.0%
Austevoll Seafood ASA (Food Products)	44,944	458,113
DNO ASA (Oil, Gas & Consumable Fuels)	469,382	787,530
Elkem ASA (Chemicals) (d)	143,363	389,882
Europris ASA (Multiline Retail) (d)	165,619	474,712
Grieg Seafood ASA (Food Products)	26,706	379,654
NEL ASA (Electrical Equipment) (a)	827,698	648,623
Norway Royal Salmon ASA (Food Products)	4,284	93,344
		3,231,858
Singapore 0.8%
Best World International, Ltd. (Personal Products) (c)(e)(f)	618,500	612,153
Golden Agri-Resources, Ltd. (Food Products)	1,138,000	243,555
Hi-P International, Ltd. (Electronic Equipment, Instruments & Components)	833,100	834,616
Jardine Cycle & Carriage, Ltd. (Distributors)	24,900	610,664
Wilmar International, Ltd. (Food Products)	116,300	336,442
		2,637,430
South Africa 0.8%
Anglo American PLC (Metals & Mining)	79,635	1,966,034
Investec PLC (Capital Markets)	108,246	613,675
		2,579,709
Spain 3.1%
Acciona S.A. (Electric Utilities) (c)	7,488	796,924
Almirall S.A. (Pharmaceuticals)	22,177	403,241
Atresmedia Corp. de Medios de Comunicacion S.A. (Media)	44,713	173,956
Banco Bilbao Vizcaya Argentaria S.A. (Banks)	417,920	2,117,360
Banco Santander S.A. (Banks)	595,472	2,534,771
Construcciones Y Auxiliar De Ferrocarriles S.A. (Machinery)	1,139	51,260
Endesa S.A. (Electric Utilities)	62,645	1,548,090
Sacyr S.A. (Construction & Engineering)	309,652	792,579
Talgo S.A. (Machinery) (a)(d)	14,579	78,380
Telefonica S.A. (Diversified Telecommunication Services)	261,651	1,997,010
		10,493,571
Sweden 3.8%
Atlas Copco A.B., Class A (Machinery)	16,459	504,155
Betsson A.B. (Hotels, Restaurants & Leisure) (a)	43,321	228,942
Bilia A.B., Class A (Specialty Retail)	12,896	114,104
Cloetta A.B., Class B (Food Products)	54,556	162,090
Dustin Group A.B. (Internet & Direct Marketing Retail) (d)	10,157	87,391
Electrolux A.B., Series B (Household Durables)	33,427	773,069
Elekta A.B., Class B (Health Care Equipment & Supplies)	11,842	168,536
Evolution Gaming Group A.B. (Hotels, Restaurants & Leisure) (d)	38,516	837,476
Fingerprint Cards A.B. (Electronic Equipment, Instruments & Components) (a)(c)	406,302	730,099
Hoist Finance A.B. (Consumer Finance) (a)(c)(d)	52,753	317,436
Husqvarna A.B., B Shares (Household Durables)	171,753	1,523,304
ICA Gruppen A.B. (Food & Staples Retailing)	36,555	1,620,246
Intrum A.B. (Commercial Services & Supplies) (c)	18,679	489,963
Inwido A.B. (Building Products)	13,831	85,174
JM A.B. (Household Durables) (c)	30,198	780,563
LeoVegas A.B. (Hotels, Restaurants & Leisure) (c)(d)	49,571	194,707
Lindab International A.B. (Building Products)	53,042	605,009
MIPS A.B. (Leisure Products)	7,869	143,983
Sandvik A.B. (Machinery)	106,093	1,632,692
Skandinaviska Enskilda Banken A.B., Class A (Banks)	188,522	1,773,307
		12,772,246
Switzerland 6.9%
Adecco Group A.G., Registered (Professional Services)	10,803	589,698
Alcon, Inc. (Health Care Equipment & Supplies) (a)	10,628	614,712
ALSO holding A.G. (Electronic Equipment, Instruments & Components) (a)	1,731	265,540
Barry Callebaut A.G., Registered (Food Products)	569	1,113,049
EMS-Chemie Holding A.G., Registered (Chemicals)	294	183,492
Ferrexpo PLC (Metals & Mining)	253,211	788,836
Galenica A.G. (Health Care Providers & Services) (a)(d)	11,034	568,988
Kardex A.G., Registered (Machinery)	378	54,246
LafargeHolcim, Ltd., Registered (Construction Materials) (a)	20,011	979,918
Landis+Gyr Group A.G. (Electronic Equipment, Instruments & Components) (a)(c)	10,090	817,551
Mobilezone Holding A.G., Registered (Specialty Retail) (a)	9,034	83,200
Novartis A.G., Registered (Pharmaceuticals) (b)	51,547	4,726,813
Roche Holding A.G. (Pharmaceuticals) (b)	22,288	5,967,715
Schweizerische Nationalbank, Registered (Diversified Financial Services) (c)	24	121,697
Sonova Holding A.G., Registered (Health Care Equipment & Supplies)	7,935	1,830,230
Sulzer A.G. (Machinery)	5,497	553,651
Swiss Life Holding A.G., Registered (Insurance)	562	271,703
Swisscom A.G., Registered (Diversified Telecommunication Services)	1,286	623,742
Swissquote Group Holding S.A., Registered (Capital Markets)	10	407
Zurich Insurance Group A.G. (Insurance) (b)	7,883	2,741,687
		22,896,875
United Kingdom 13.5%
Acacia Mining PLC (Metals & Mining) (a)	65,999	173,472
Ashtead Group PLC (Trading Companies & Distributors)	65,055	1,776,407
AstraZeneca PLC (Pharmaceuticals)	17,075	1,465,588
Aviva PLC (Insurance)	371,482	1,829,172
Barclays PLC (Banks)	886,990	1,664,345
Barratt Developments PLC (Household Durables)	210,906	1,647,128
Berkeley Group Holdings PLC (Household Durables)	32,816	1,548,939
Bovis Homes Group PLC (Household Durables)	34,419	439,792
British American Tobacco PLC (Tobacco)	39,512	1,409,918
BT Group PLC (Diversified Telecommunication Services)	142,651	332,983
Centamin PLC (Metals & Mining)	544,885	848,419
Coca-Cola European Partners PLC (Beverages)	17,000	939,760
Computacenter PLC (IT Services)	49,397	914,730
Diageo PLC (Beverages)	32,367	1,350,502
Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment) (a)	20,209	918,385
Drax Group PLC (Independent Power & Renewable Electricity Producers)	238,280	876,763
Dunelm Group PLC (Specialty Retail)	74,258	829,862
EnQuest PLC (Oil, Gas & Consumable Fuels) (a)	2,847,889	800,338
Fiat Chrysler Automobiles N.V. (Automobiles)	94,091	1,250,505
Future PLC (Media)	12,496	171,816
Galliford Try PLC (Construction & Engineering)	23,831	171,325
Genel Energy PLC (Oil, Gas & Consumable Fuels)	139,632	323,401
Go-Ahead Group PLC (Road & Rail)	30,303	782,566
Greggs PLC (Hotels, Restaurants & Leisure)	26,993	730,497
HSBC Holdings PLC (Banks)	317,881	2,531,667
Imperial Brands PLC (Tobacco)	71,513	1,808,921
Legal & General Group PLC (Insurance)	536,251	1,700,906
Marston's PLC (Hotels, Restaurants & Leisure)	172,582	224,608
Meggitt PLC (Aerospace & Defense)	204,624	1,479,671
Micro Focus International PLC (Software)	61,525	1,289,438
OneSavings Bank PLC (Thrifts & Mortgage Finance)	175,385	775,729
Paragon Banking Group PLC (Thrifts & Mortgage Finance)	74,671	378,837
Petrofac, Ltd. (Energy Equipment & Services)	158,095	801,317
Pets at Home Group PLC (Specialty Retail)	330,548	837,031
Premier Oil PLC (Oil, Gas & Consumable Fuels) (a)(c)	831,349	840,680
Prudential PLC (Insurance)	812	16,747
Reckitt Benckiser Group PLC (Household Products)	1,196	92,731
Redrow PLC (Household Durables)	70,282	478,301
Rio Tinto PLC (Metals & Mining)	51,596	2,929,678
Smith & Nephew PLC (Health Care Equipment & Supplies)	10,571	239,508
Taylor Wimpey PLC (Household Durables)	585,540	1,147,787
Tesco PLC (Food & Staples Retailing)	95,760	259,589
Unilever N.V. (Personal Products)	30,893	1,781,957
Unilever PLC (Personal Products)	6,999	421,538
WPP PLC (Media)	146,112	1,720,209
		44,953,463
Total Common Stocks (Cost $311,553,652)		311,521,532

Exchange-Traded Funds 2.1%
United States 2.1%
iShares MSCI EAFE ETF (Capital Markets)	108,381	6,985,155

Total Exchange-Traded Funds (Cost $7,119,039)		6,985,155

Preferred Stocks 1.1%
Germany 1.1%
Draegerwerk A.G. & Co. KGaA 0.38% (Health Care Equipment & Supplies)	1,817	98,416
Porsche Automobil Holding S.E. 3.91% (Automobiles)	25,605	1,695,015
Sartorius A.G. 0.35% (Health Care Equipment & Supplies)	1,614	330,718
Volkswagen A.G. 3.45% (Automobiles)	8,567	1,434,401

Total Preferred Stocks (Cost $3,606,696)		3,558,550

Short-Term Investments 3.5%
Affiliated Investment Company 1.5%
United States 1.5%
MainStay U.S. Government Liquidity Fund, 2.07% (g)	4,825,963	4,825,963

Unaffiliated Investment Company 2.0%
United States 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (g)(h)	6,786,795	6,786,795

Total Short-Term Investments (Cost $11,612,758)		11,612,758

Total Investments, Before Investments Sold Short (Cost $333,892,145)	100.1%	333,677,995

Investments Sold Short (0.0%)‡
Common Stocks Sold Short (0.0%)‡
Australia (0.0%) ‡
Virgin Australia International Holdings Pty, Ltd. (Airlines) (a)(b)(e)(f)(i)	(444,108)	(30)

China (0.0%) ‡
Boshiwa International Holding, Ltd. (Specialty Retail) (a)(b)(e)(f)(i)	(86,000)	(2,747)

Hong Kong (0.0%) ‡
Anxin-China Holdings, Ltd. (Electronic Equipment, Instruments & Components) (a)(b)(e)(f)(i)	(1,608,000)	(20,541)

Total Common Stocks Sold Short (Proceeds $310,474)		(23,318)

	Number of Rights
Rights Sold Short (0.0%) ‡
Austria (0.0%) ‡
Intercell A.G. (Biotechnology) (a)(e)(f)(i)	(19,159)	(2)

Total Rights Sold Short (Proceeds $0)		(2)

	Number of Warrants
Warrants Sold Short (0.0)% ‡
Singapore (0.0)% ‡
Ezion Holdings, Ltd. Expires 4/13/23 (Energy Equipment & Services) (a)(b)(e)(f)(i)	(2,005,620)	-

Total Warrants Sold Short (Proceeds $0)		-

Total Investments Sold Short (Proceeds $310,474)		(23,320)

Total Investments, Net of Investments Sold Short (Cost $333,581,671)	100.1%	333,654,675
Other Assets, Less Liabilities	(0.1)	(250,990)
Net Assets	100.0%	$333,403,685

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(c)	All or a portion of this security was held on loan. As of July 31, 2019, the aggregate market value of securities on loan was $11,762,157; the total market value of collateral held by the Fund was $12,466,328. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $5,679,533.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2019, the total market value of the fair valued securities was $588,833, which represented 0.2% of the Fund's net assets.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Current yield as of July 31, 2019.
(h)	Represents security purchased with cash collateral received for securities on loan.
(i)	Illiquid security - As of July 31, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $(23,320), which represented less than one-tenth of a percent of the Fund's net assets.

Swap Contracts

Open OTC total return equity swap contracts as of July 31, 2019 were as follows:

Swap Counterparty	Reference Obligation	Floating Rate [1]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)	Unrealized Appreciation
Australia
Citigroup	Adelaide Brighton, Ltd.	1 month LIBOR BBA minus 0.50%	12/19/2019	Monthly	$(676)	$96,102
Citigroup	Aurizon Holdings, Ltd.	1 month LIBOR BBA plus 0.50%	12/19/2019	Monthly	1,677	29,383
Citigroup	Bega Cheese, Ltd.	1 month LIBOR BBA minus 1.772%	12/19/2019	Monthly	(866)	62,657
Citigroup	BHP Group, Ltd.	1 month LIBOR BBA plus 0.50%	12/19/2019	Monthly	1,615	93,809
Citigroup	Carnarvon Petroleum, Ltd.	1 month LIBOR BBA minus 4.429%	12/19/2019	Monthly	(246)	21,260
Citigroup	CSL, Ltd.	1 month LIBOR BBA plus 0.50%	12/19/2019	Monthly	628	82,994
Citigroup	Estia Health, Ltd.	1 month LIBOR BBA minus 0.50%	12/19/2019	Monthly	(225)	982
Citigroup	Galaxy Resources, Ltd.	1 month LIBOR BBA minus 10.444%	12/19/2019	Monthly	(1,027)	464,903
Citigroup	HUB24, Ltd.	1 month LIBOR BBA minus 5.807%	12/19/2019	Monthly	(772)	55,383
Citigroup	Link Administration Holdings, Ltd.	1 month LIBOR BBA minus 0.50%	12/19/2019	Monthly	(658)	67,701
Citigroup	Mayne Pharma Group, Ltd.	1 month LIBOR BBA minus 0.50%	12/19/2019	Monthly	(602)	19,349
Citigroup	Orocobre, Ltd.	1 month LIBOR BBA minus 8.50%	12/19/2019	Monthly	(507)	71,779
Citigroup	Pilbara Minerals, Ltd.	1 month LIBOR BBA minus 10.907%	12/19/2019	Monthly	(432)	94,317
Citigroup	Pinnacle Investment Management Group, Ltd.	1 month LIBOR BBA minus 5.50%	12/19/2019	Monthly	(381)	46,158
Citigroup	Reliance Worldwide Corp., Ltd.	1 month LIBOR BBA minus 0.50%	12/19/2019	Monthly	(838)	10,733
Citigroup	SpeedCast International, Ltd.	1 month LIBOR BBA minus 0.75%	12/19/2019	Monthly	(274)	150,015
Citigroup	Technology One, Ltd.	1 month LIBOR BBA minus 0.50%	12/19/2019	Monthly	(385)	11,314
Citigroup	Telstra Corp., Ltd.	1 month LIBOR BBA plus 0.50%	12/19/2019	Monthly	1,714	74,955
Austria
Citigroup	FACC A.G.	1 month LIBOR BBA minus 0.505%	12/19/2019	Monthly	(489)	158,143
Citigroup	S&T A.G.	1 month LIBOR BBA minus 1.25%	12/19/2019	Monthly	(353)	46,337
Citigroup	Zumtobel Group A.G.	1 month LIBOR BBA minus 1.538%	12/19/2019	Monthly	(118)	7,092
Denmark
Citigroup	Sydbank A/S	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(716)	129,568
France
Citigroup	AXA S.A.	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	2,565	26,281
Citigroup	Europcar Groupe S.A.	1 month LIBOR BBA minus 0.404%	12/19/2019	Monthly	(436)	103,652
Citigroup	LVMH Moet Hennessy Louis Vuitton S.E.	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	3,539	656,696
Citigroup	Maisons du Monde S.A.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(701)	13,160
Citigroup	Peugeot S.A.	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	1,728	16,383
Citigroup	SMCP S.A.	1 month LIBOR BBA minus 1.75%	12/19/2019	Monthly	(165)	6,935
Citigroup	Technicolor S.A., Registered	1 month LIBOR BBA minus 3.75%	12/19/2019	Monthly	(852)	290,515
Germany
Citigroup	Allianz S.E., Registered	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	796	49,927
Citigroup	Aumann A.G.	1 month LIBOR BBA minus 8.75%	12/19/2019	Monthly	(984)	595,278
Citigroup	AURELIUS Equity Opportunities SE & Co KGaA	1 month LIBOR BBA minus 3.50%	12/19/2019	Monthly	(136)	23,396
Citigroup	Aurubis A.G.	1 month LIBOR BBA minus 0.50%	12/19/2019	Monthly	(619)	6,081
Citigroup	Basler A.G.	1 month LIBOR BBA minus 13.039%	12/19/2019	Monthly	(96)	21,198
Citigroup	GRENKE A.G.	1 month LIBOR BBA minus 2.283%	12/19/2019	Monthly	(743)	46,499
Citigroup	Heidelberger Druckmaschinen A.G.	1 month LIBOR BBA minus 4.681%	12/19/2019	Monthly	(301)	79,875
Citigroup	Leoni A.G.	1 month LIBOR BBA minus 7.801%	12/19/2019	Monthly	(911)	158,214
Citigroup	Pfeiffer Vacuum Technology A.G.	1 month LIBOR BBA minus 0.954%	12/19/2019	Monthly	(314)	2,037
Citigroup	SGL Carbon S.E.	1 month LIBOR BBA minus 4.597%	12/19/2019	Monthly	(566)	103,403
Citigroup	SMA Solar Technology A.G.	1 month LIBOR BBA minus 9.00%	12/19/2019	Monthly	(93)	8,238
Citigroup	zooplus A.G.	1 month LIBOR BBA minus 4.295%	12/19/2019	Monthly	(813)	12,927
Hong Kong
Citigroup	Ausnutria Dairy Corp., Ltd.	1 month LIBOR BBA minus 1.597%	12/19/2019	Monthly	(456)	24,423
Citigroup	Esprit Holdings, Ltd.	1 month LIBOR BBA minus 0.827%	12/19/2019	Monthly	(315)	102,995
Citigroup	Li & Fung, Ltd.	1 month LIBOR BBA minus 0.50%	12/19/2019	Monthly	(651)	64,484
Citigroup	Microport Scientific Corp.	1 month LIBOR BBA minus 1.341%	12/19/2019	Monthly	(325)	29,266
Citigroup	Pacific Basin Shipping, Ltd.	1 month LIBOR BBA minus 0.50%	12/19/2019	Monthly	(835)	47,827
Citigroup	Sa Sa International Holdings, Ltd.	1 month LIBOR BBA minus 1.153%	12/19/2019	Monthly	(846)	175,562
Italy
Citigroup	Biesse S.p.A.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(138)	30,939
Citigroup	Brunello Cucinelli S.p.A.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(875)	104,561
Citigroup	Credito Valtellinese S.p.A.	1 month LIBOR BBA minus 5.50%	12/19/2019	Monthly	(691)	298,108
Citigroup	Datalogic S.p.A.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(460)	51,831
Citigroup	Fila S.p.A.	1 month LIBOR BBA minus 1.985%	12/19/2019	Monthly	(494)	27,039
Citigroup	Maire Tecnimont S.p.A.	1 month LIBOR BBA minus 0.462%	12/19/2019	Monthly	(613)	103,881
Japan
Citigroup	Toyota Motor Corp.	1 month LIBOR BBA plus 0.50%	12/20/2019	Monthly	3,979	32,937
Malta
Citigroup	Kambi Group PLC	1 month LIBOR BBA minus 2.974%	12/19/2019	Monthly	(286)	67,009
Netherlands
Citigroup	AMG Advanced Metallurgical Group NV	1 month LIBOR BBA minus 1.273%	12/19/2019	Monthly	(818)	36,883
Citigroup	PostNL N.V.	1 month LIBOR BBA minus 1.026%	12/19/2019	Monthly	(1,041)	257,821
Norway
Citigroup	Borr Drilling, Ltd.	1 month LIBOR BBA minus 1.75%	12/19/2019	Monthly	(1,006)	207,084
Citigroup	Northern Drilling, Ltd.	1 month LIBOR BBA minus 1.25%	12/19/2019	Monthly	(129)	47,303
Singapore
Citigroup	COSCO Shipping International Singapore Co., Ltd.	1 month LIBOR BBA minus 10.583%	12/19/2019	Monthly	(87)	9,042
Spain
Citigroup	ACS Actividades de Construccion y Servicios S.A.	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	1,544	97,086
Citigroup	Liberbank S.A.	1 month LIBOR BBA minus 0.43%	12/19/2019	Monthly	(662)	87,746
Citigroup	Neinor Homes S.A.	1 month LIBOR BBA minus 0.441%	12/19/2019	Monthly	(568)	9,403
Citigroup	Tubacex S.A.	1 month LIBOR BBA minus 2.60%	12/19/2019	Monthly	(280)	25,837
Sweden
Citigroup	Attendo A.B.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(872)	64,646
Citigroup	AXACTOR S.E.	1 month LIBOR BBA minus 5.81%	12/19/2019	Monthly	(128)	24,691
Citigroup	Oncopeptides A.B.	1 month LIBOR BBA minus 10.50%	12/19/2019	Monthly	(204)	9,939
Citigroup	S.A.ab A.B.	1 month LIBOR BBA minus 1.25%	12/19/2019	Monthly	(94)	4,890
Citigroup	Svenska Cellulosa A.B. SCA	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(815)	8,466
Citigroup	THQ Nordic A.B.	1 month LIBOR BBA minus 3.25%	12/19/2019	Monthly	(324)	15,645
Citigroup	Tobii A.B.	1 month LIBOR BBA minus 9.75%	12/19/2019	Monthly	(128)	1,698
Switzerland
Citigroup	Autoneum Holding A.G.	1 month LIBOR BBA minus 1.286%	12/19/2019	Monthly	(558)	88,713
Citigroup	Basilea Pharmaceutica A.G., Registered	1 month LIBOR BBA minus 1.309%	12/19/2019	Monthly	(428)	98,234
Citigroup	COSMO Pharmaceuticals N.V.	1 month LIBOR BBA minus 5.00%	12/19/2019	Monthly	(126)	33,556
Citigroup	Implenia A.G.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(481)	56,699
Citigroup	Komax Holding A.G.	1 month LIBOR BBA minus 1.08%	12/19/2019	Monthly	(409)	22,164
Citigroup	Nestle S.A.	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	7,344	1,920,159
United Kingdom
Citigroup	Cairn Energy PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(771)	75,374
Citigroup	Capita PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(931)	89,008
Citigroup	CYBG PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(798)	117,953
Citigroup	Dixons Carphone PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(412)	14,436
Citigroup	Elementis PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(551)	57,553
Citigroup	Genus PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(70)	2,704
Citigroup	GlaxoSmithKline PLC	1 month LIBOR BBA plus 0.35%	12/19/2019	Monthly	2,262	147,381
Citigroup	Just Group PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(71)	7,639
Citigroup	KCOM Group PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(129)	2,683
Citigroup	Metro Bank PLC	1 month LIBOR BBA minus 13.908%	12/19/2019	Monthly	(327)	95,729
Citigroup	On The Beach Group PLC	1 month LIBOR BBA minus 0.638%	12/19/2019	Monthly	(503)	4,041
Citigroup	Provident Financial PLC	1 month LIBOR BBA minus 1.305%	12/19/2019	Monthly	(557)	50,945
Citigroup	Renishaw PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(911)	101,681
Citigroup	Royal Dutch Shell PLC, Class A	1 month LIBOR BBA plus 0.35%	12/19/2019	Monthly	266	5,342
Citigroup	Royal Dutch Shell PLC, Class B	1 month LIBOR BBA plus 0.35%	12/19/2019	Monthly	2,076	50,617
Citigroup	Sanne Group PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(316)	56,188
Citigroup	Sirius Minerals PLC	1 month LIBOR BBA minus 14.00%	12/19/2019	Monthly	(311)	26,034
Citigroup	SolGold PLC	1 month LIBOR BBA minus 6.50%	12/19/2019	Monthly	(77)	23,010
Citigroup	Stobart Group, Ltd.	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(468)	124,159
Citigroup	Superdry PLC	1 month LIBOR BBA minus 0.466%	12/19/2019	Monthly	(1,037)	331,306
Citigroup	TalkTalk Telecom Group PLC	1 month LIBOR BBA minus 4.00%	12/19/2019	Monthly	(439)	74,744
Citigroup	Ted Baker PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(615)	326,818
Citigroup	Victrex PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(736)	112,620
					$(11,735)	$10,202,161

Swap Counterparty	Reference Obligation	Floating Rate [1]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)	Unrealized (Depreciation)
Australia
Citigroup	ARB Corp., Ltd.	1 month LIBOR BBA minus 0.50%	12/19/2019	Monthly	$(231)	$(9,962)
Citigroup	Australia & New Zealand Banking Group	1 month LIBOR BBA plus 0.50%	12/19/2019	Monthly	2,621	(36,316)
Citigroup	Avita Medical, Ltd.	1 month LIBOR BBA minus 2.75%	12/19/2019	Monthly	(114)	(1,486)
Citigroup	Bingo Industries, Ltd.	1 month LIBOR BBA minus 1.246%	12/19/2019	Monthly	(703)	(129,544)
Citigroup	Cooper Energy, Ltd.	1 month LIBOR BBA minus 2.269%	12/19/2019	Monthly	(613)	(104,405)
Citigroup	Costa Group Holdings, Ltd.	1 month LIBOR BBA minus 0.50%	12/19/2019	Monthly	(655)	(17,624)
Citigroup	Domain Holdings Australia, Ltd.	1 month LIBOR BBA minus 3.118%	12/19/2019	Monthly	(792)	(7,235)
Citigroup	Emeco Holdings, Ltd.	1 month LIBOR BBA minus 0.754%	12/19/2019	Monthly	(381)	(58,998)
Citigroup	Fortescue Metals Group, Ltd.	1 month LIBOR BBA plus 0.50%	12/19/2019	Monthly	1,708	(144,433)
Citigroup	Gold Road Resources, Ltd.	1 month LIBOR BBA minus 2.321%	12/19/2019	Monthly	(433)	(56,473)
Citigroup	Netwealth Group, Ltd.	1 month LIBOR BBA minus 1.00%	12/19/2019	Monthly	(57)	(449)
Citigroup	Ramelius Resources, Ltd.	1 month LIBOR BBA minus 0.50%	12/19/2019	Monthly	(159)	(19,401)
Citigroup	Rio Tinto, Ltd.	1 month LIBOR BBA plus 0.50%	12/19/2019	Monthly	2,090	(103,830)
Citigroup	Viva Energy Group, Ltd.	1 month LIBOR BBA minus 0.50%	12/19/2019	Monthly	(512)	(36,711)
Citigroup	Webjet, Ltd.	1 month LIBOR BBA minus 1.00%	12/19/2019	Monthly	(660)	(11,021)
Citigroup	Wesfarmers, Ltd.	1 month LIBOR BBA plus 0.50%	12/19/2019	Monthly	748	(25,999)
Citigroup	Whitehaven Coal, Ltd.	1 month LIBOR BBA plus 0.50%	12/19/2019	Monthly	989	(201,251)
Citigroup	Zip Co., Ltd.	1 month LIBOR BBA minus 5.00%	12/19/2019	Monthly	(505)	(15,515)
Austria
Citigroup	Schoeller-Bleckmann Oilfield Equipment A.G.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(287)	(13,418)
Belgium
Citigroup	Ion Beam Applications	1 month LIBOR BBA minus 5.50%	12/19/2019	Monthly	(386)	(47,244)
Citigroup	Melexis NV	1 month LIBOR BBA minus 1.947%	12/19/2019	Monthly	(852)	(29,326)
Denmark
Citigroup	Ambu A/S	1 month LIBOR BBA minus 2.461%	12/19/2019	Monthly	(762)	(23,339)
Citigroup	FLSmidth & Co. A/S	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(584)	(42,939)
Finland
Citigroup	Caverion OYJ	1 month LIBOR BBA minus 2.161%	12/19/2019	Monthly	(171)	(13,875)
Citigroup	Metsa Board OYJ	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(241)	(6,456)
Citigroup	Outotec OYJ	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(558)	(338,515)
France
Citigroup	CGG S.A.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(592)	(262,161)
Citigroup	Claranova SADIR	1 month LIBOR BBA minus 9.00%	12/19/2019	Monthly	—	—
Citigroup	DBV Technologies S.A.	1 month LIBOR BBA minus 8.90%	12/19/2019	Monthly	(615)	(31,244)
Citigroup	Elior Group S.A.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(804)	(17,139)
Citigroup	L'Oreal S.A.	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	2,971	(141,077)
Citigroup	Sanofi	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	3,831	(97,509)
Citigroup	Solocal Group	1 month LIBOR BBA minus 3.611%	12/19/2019	Monthly	(621)	(58,420)
Citigroup	TOTAL S.A.	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	1,790	(77,667)
Citigroup	Trigano S.A.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(640)	(143,328)
Germany
Citigroup	AIXTRON S.E.	1 month LIBOR BBA minus 1.331%	12/19/2019	Monthly	(905)	(223,572)
Citigroup	Bayer A.G., Registered	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	2,630	(323,471)
Citigroup	Deutsche Telekom A.G.	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	2,805	(72,363)
Citigroup	HelloFresh S.E.	1 month LIBOR BBA minus 8.50%	12/19/2019	Monthly	(115)	(2,393)
Citigroup	Hypoport A.G.	1 month LIBOR BBA minus 4.00%	12/19/2019	Monthly	(316)	(135,179)
Citigroup	ISRA ViISION A.G.	1 month LIBOR BBA minus 4.00%	12/19/2019	Monthly	(4)	(1,371)
Citigroup	Rational A.G.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(302)	(5,053)
Citigroup	S.A.P S.E.	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	4,404	(162,564)
Citigroup	Stabilus S.A.	1 month LIBOR BBA minus 0.423%	12/19/2019	Monthly	(330)	(28,814)
Hong Kong
Citigroup	Man Wah Holdings, Ltd.	1 month LIBOR BBA minus 0.919%	12/19/2019	Monthly	(265)	(51,407)
Citigroup	Prada S.p.A.	1 month LIBOR BBA minus 0.50%	12/19/2019	Monthly	(732)	(18,427)
Italy
Citigroup	Banco BPM S.p.A.	1 month LIBOR BBA minus 1.25%	12/19/2019	Monthly	(686)	(10,468)
Citigroup	De' Longhi S.p.A.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(798)	(18,943)
Citigroup	GIMA TT S.p.A.	1 month LIBOR BBA minus 1.293%	12/19/2019	Monthly	(380)	(62,677)
Netherlands
Citigroup	NN Group N.V.	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	1,846	(251,881)
Norway
Citigroup	FLEX LNG, Ltd.	1 month LIBOR BBA minus 2.25%	12/19/2019	Monthly	(120)	(5,458)
Citigroup	Golden Ocean Group, Ltd.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(2)	(242)
Citigroup	NEL ASA	1 month LIBOR BBA minus 8.013%	12/19/2019	Monthly	(580)	(72,850)
Citigroup	Nordic Semiconductor ASA	1 month LIBOR BBA minus 2.00%	12/19/2019	Monthly	(647)	(182,774)
Spain
Citigroup	Iberdrola S.A.	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	2,823	(37,586)
Citigroup	Solaria Energia y Medio Ambiente S.A.	1 month LIBOR BBA minus 4.00%	12/19/2019	Monthly	(733)	(21,981)
Sweden
Citigroup	Holmen AB	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(308)	(4,090)
Citigroup	RaySearch Laboratories AB	1 month LIBOR BBA minus 2.472%	12/19/2019	Monthly	(214)	(62,464)
Citigroup	TelefonaktiebolA.G.et LM Ericsson	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	2,176	(193,634)
Citigroup	Volvo AB	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	2,054	(103,014)
Switzerland
Citigroup	COMET Holding A.G., Registered	1 month LIBOR BBA minus 5.764%	12/19/2019	Monthly	(578)	(20,372)
Citigroup	GAM Holding A.G.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(689)	(135,166)
Citigroup	Leonteq A.G.	1 month LIBOR BBA minus 1.128%	12/19/2019	Monthly	(198)	(8,278)
Citigroup	VAT Group A.G.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(678)	(10,072)
Citigroup	Zur Rose Group A.G.	1 month LIBOR BBA minus 1.072%	12/19/2019	Monthly	(607)	(57,723)
United Kingdom
Citigroup	BP PLC	1 month LIBOR BBA plus 0.35%	12/19/2019	Monthly	4,682	(30,227)
Citigroup	Just Eat PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(954)	(6,090)
Citigroup	Lloyds Banking Group PLC	1 month LIBOR BBA plus 0.35%	12/19/2019	Monthly	2,770	(420,676)
Citigroup	Mitie Group PLC	1 month LIBOR BBA minus 0.473%	12/19/2019	Monthly	(295)	(25,798)
Citigroup	Restaurant Group PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(382)	(41,377)
Citigroup	Saga PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(369)	(1,169)
Citigroup	SIG PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(100)	(3,725)
Citigroup	William Hill PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(88)	(6,445)
					$17,635	$(5,144,104)

1. Fund pays the floating rate and receives the total return of the reference entity.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
BBA	—British Bankers' Association
EAFE	—Europe, Australasia and Far East
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
MSCI	—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$—	$20,762,268	$—	$20,762,268
Austria	—	3,673,612	—	3,673,612
Belgium	—	3,078,238	—	3,078,238
Cambodia	—	410,184	—	410,184
China	—	2,195,496	—	2,195,496
Denmark	—	8,668,350	—	8,668,350
Finland	—	3,844,995	—	3,844,995
France	—	21,572,330	—	21,572,330
Germany	—	18,377,747	—	18,377,747
Hong Kong	1,527,960	13,999,405	—	15,527,365
India	—	240,953	—	240,953
Israel	1,680,448	4,723,625	—	6,404,073
Italy	—	11,999,455	—	11,999,455
Japan	—	80,382,340	—	80,382,340
Netherlands	2,036,783	12,456,999	—	14,493,782
New Zealand	—	325,192	—	325,192
Norway	—	3,231,858	—	3,231,858
Singapore	—	2,025,277	612,153	2,637,430
South Africa	—	2,579,709	—	2,579,709
Spain	—	10,493,571	—	10,493,571
Sweden	—	12,772,246	—	12,772,246
Switzerland	—	22,896,875	—	22,896,875
United Kingdom	939,760	44,013,703	—	44,953,463
Total Common Stocks	6,184,951	304,724,428	612,153	311,521,532
Exchange-Traded Funds	6,985,155	—	—	6,985,155
Preferred Stocks	—	3,558,550	—	3,558,550
Short-Term Investments
Affiliated Investment Company	4,825,963	—	—	4,825,963
Unaffiliated Investment Company	6,786,795	—	—	6,786,795
Total Short-Term Investments	11,612,758	—	—	11,612,758
Total Investments in Securities	$24,782,864	$308,282,978	$612,153	$333,677,995
Other Financial Instruments
Total Return Equity Swap Contracts (c)	—	10,202,160	—	10,202,160
Total Investments in Securities Sold Short and Other Financial Instruments	$24,782,864	$318,485,138	$612,153	$343,880,155

Liability Valuation Inputs

Common Stocks Sold Short (d)	$—	$—	$(23,318)	$(23,318)
Rights Sold Short (e)	—	—	(2)	(2)
Warrants Sold Short (f)	—	—	0	0
Other Financial Instruments
Total Return Equity Swap Contracts (c)	—	(5,144,103)	—	(5,144,103)
Total Investments in Securities Sold Short and Other Financial Instruments	$—	$(5,144,103)	$(23,320)	$(5,167,423)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $612,153 is held in Singapore within the Common Stocks section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

(d)	The Level 3 securities valued at $(30), $(2,747), and $(20,541) are held in Australia, China, and Hong Kong, respectively, within the Common Stocks Sold Short section of the Portfolio of Investments.

(e)	The Level 3 security valued at $(2) is held in Austria within the Rights Sold Short section of the Portfolio of Investments.

(f)	The Level 3 security valued at $(0) is held in Singapore within the Warrants Sold Short section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2019
Common Stock
Singapore	$-	$-	$198,061	$(537,566)	$1,507,447	$(836,611)	$280,822		612,153	$(537,566)
Common Stocks Sold Short
Australia	(31)	-	-	1	-	-	-	-	(30)	$1
China	(2,742)	-	-	(5)	-	-	-	-	(2,747)	$(5)
Hong Kong	(20,505)	-	-	(36)	-				(20,541)	$(36)
Rights Sold Short
Austria	(1)	-	-	(1)	-	-	-	-	(2)	(1)
Warrants Sold Short
Singapore	-	-	-	290	-	-	(290)	-	-	290
Total	$(23,279)	$-	$198,061	$(537,317)	$1,507,447	$(836,611)	$280,532	$-	$588,833	$(537,317)

(a)	Sales include principal reductions.

As of July 31, 2019, a warrant with a market value of $(290) transferred from Level 2 to Level 3 as the fair value obtained from an independent pricing service, utilized significant unobservable inputs. As of October 31, 2018, the fair value obtained for this security, as determined by an independent pricing service, utilized significant other observable inputs.

As of July 31, 2019, a security with a market value of $280,822 transferred from Level 1 to Level 3 as the price of this security was based on utilizing significant unobservable inputs. As of October 31, 2018, the fair value obtained for this security was based on utilizing quoted prices in active markets.

MainStay MacKay New York Tax Free Opportunities Fund
Portfolio of Investments July 31, 2019 (Unaudited)

	Principal Amount	Value
Municipal Bonds 96.0% †
Long-Term Municipal Bonds 82.3%
Airport 3.8%
Albany County Airport Authority, Revenue Bonds
Series A 5.00%, due 12/15/43	$1,750,000	$2,090,918
Series A 5.00%, due 12/15/48	2,585,000	3,077,701
Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds (a)
Series C 6.00%, due 10/1/23	500,000	501,800
Series C, Insured: AGM 6.00%, due 10/1/34	1,000,000	1,169,180
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (a)
Series A, Insured: AGM 4.00%, due 7/1/46	5,000,000	5,250,500
Series A 5.00%, due 7/1/41	1,000,000	1,108,230
Series A 5.25%, due 1/1/50	2,000,000	2,223,140
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (a)
Series A 5.00%, due 4/1/23	225,000	251,649
Series A 5.00%, due 4/1/24	490,000	561,731
Series A 5.00%, due 4/1/27	610,000	696,943
Series A 5.00%, due 4/1/29	925,000	1,118,634
Series A 5.00%, due 4/1/30	375,000	464,393
Series A 5.00%, due 4/1/31	350,000	430,423
Series A 5.00%, due 4/1/32	400,000	489,496
Series A 5.00%, due 4/1/34	450,000	546,039
Series A 5.00%, due 4/1/35	400,000	483,004
Series A 5.00%, due 4/1/36	600,000	721,848
Series A 5.00%, due 4/1/38	375,000	447,544
Ogdensburg Bridge & Port Authority, Revenue Bonds 5.75%, due 7/1/47 (a)(b)	2,295,000	2,372,387
		24,005,560
Development 6.0%
Buffalo & Erie County Industrial Land Development Corp., Buffalo State College Foundation Housing, Revenue Bonds Series A 5.375%, due 10/1/41	855,000	908,899
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds 5.00%, due 1/1/35 (a)(b)	1,000,000	1,097,170
Build NYC Resource Corp., YMCA of Greater New York Project, Revenue Bonds 5.00%, due 8/1/19	500,000	500,000
Build NYC Resource Corp., YMCA of Greater New York, Revenue Bonds
5.00%, due 8/1/32	1,000,000	1,078,080
5.00%, due 8/1/42	1,000,000	1,071,110
Dobbs Ferry Local Development Corp., Mercy College Project, Revenue Bonds 5.00%, due 7/1/39	1,000,000	1,127,880
Dutchess County Local Development Corp., Revenue Bonds Series A 5.00%, due 7/1/34	500,000	563,020
New York City Industrial Development Agency, Revenue Bonds Series A 5.00%, due 7/1/28 (a)	1,500,000	1,621,710
New York City, Trust for Cultural Resource, Alvin Ailey Dance Foundation, Revenue Bonds Series A 4.00%, due 7/1/46	1,515,000	1,624,747
New York Liberty Development Corp., Bank of America, Revenue Bonds
Class 2 5.625%, due 7/15/47	1,050,000	1,070,958
Class 2 6.375%, due 7/15/49	545,000	557,017
New York Liberty Development Corp., Goldman Sachs Headquarters, Revenue Bonds 5.50%, due 10/1/37	700,000	973,567
New York Liberty Development Corp., World Trade Center, Revenue Bonds
Class 2 5.00%, due 9/15/43	1,040,000	1,122,368
Class 3 5.00%, due 3/15/44	1,500,000	1,617,750
Class 2 5.375%, due 11/15/40 (b)	1,500,000	1,683,780
Class 3 7.25%, due 11/15/44 (b)	2,500,000	2,985,950
New York Transportation Development Corp., American Airlines-JFK International Airport, Revenue Bonds 5.00%, due 8/1/31 (a)	2,300,000	2,421,049
New York Transportation Development Corp., LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds 5.00%, due 1/1/34 (a)	1,100,000	1,304,171
Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds
5.50%, due 12/1/31	970,000	1,022,545
6.00%, due 12/1/36	1,640,000	1,736,137
6.00%, due 12/1/42	730,000	771,114
Syracuse Industrial Development Agency, Carousel Center Project, Revenue Bonds (a)
Series A 5.00%, due 1/1/30	2,785,000	3,085,613
Series A 5.00%, due 1/1/31	1,425,000	1,571,191
Series A 5.00%, due 1/1/34	2,750,000	3,011,525
Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	3,265,000	3,620,460
		38,147,811
Education 4.2%
Albany Capital Resource Corp., Albany Leadership Charter School for Girls Project, Revenue Bonds 5.00%, due 6/1/49	2,380,000	2,575,707
Albany Industrial Development Agency, Brighter Choice Charter School, Revenue Bonds
Series A 5.00%, due 4/1/27	1,375,000	1,377,255
Series A 5.00%, due 4/1/37	1,000,000	1,001,050
Buffalo & Erie County Industrial Land Development Corp., Tapestry Charter School Project, Revenue Bonds
5.00%, due 8/1/37	1,325,000	1,460,654
5.00%, due 8/1/47	1,540,000	1,669,730
5.00%, due 8/1/52	1,035,000	1,118,483
Build NYC Resource Corp., Inwood Academy Leadership Charter School Project, Revenue Bonds (b)
Series A 5.125%, due 5/1/38	800,000	844,056
Series A 5.50%, due 5/1/48	1,500,000	1,610,730
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds Series A 5.00%, due 6/1/52 (b)	1,500,000	1,614,150
Build NYC Resource Corp., Revenue Bonds
Series A 5.00%, due 6/1/32 (b)	1,000,000	1,104,850
Series A 5.00%, due 6/1/37 (b)	1,000,000	1,092,560
5.00%, due 7/1/45	1,120,000	1,285,054
Series A 5.00%, due 6/1/47 (b)	3,100,000	3,344,218
New York State Dormitory Authority, Brooklyn Law School, Revenue Bonds Series A 5.00%, due 7/1/33	1,650,000	2,044,680
New York State Dormitory Authority, Revenue Bonds Insured: AMBAC 4.625%, due 7/1/36	200,000	200,014
Rensselaer NY, City School District, Certificates of Participation
Insured: AGM 4.00%, due 6/1/34	650,000	722,098
Insured: AGM 4.00%, due 6/1/35	850,000	940,262
Riverhead Industrial Development Agency, Revenue Bonds
7.00%, due 8/1/43	575,000	645,587
7.00%, due 8/1/48	665,000	745,312
Syracuse Industrial Development Agency, Revenue Bonds Insured: State Aid Withholding Series A 3.25%, due 5/1/34	1,000,000	1,058,740
		26,455,190
Facilities 0.5%
Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds Insured: AGM 4.75%, due 12/15/32	2,000,000	2,142,100
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds Series M-3, Insured: NATL-RE 6.00%, due 7/1/25	235,000	258,657
Territory of Guam, Unlimited General Obligation Series A 6.75%, due 11/15/29	1,000,000	1,016,330
		3,417,087
General 13.4%
Battery Park City Authority, Revenue Bonds Series A 4.00%, due 11/1/44	2,825,000	3,224,681
Build NYC Resource Corp., Bronx Charter School for Excellence, Revenue Bonds Series A 5.50%, due 4/1/43	1,160,000	1,249,830
Guam Government, Business Privilege Tax, Revenue Bonds
Series D 4.00%, due 11/15/39	430,000	438,845
Series B-1 5.00%, due 1/1/32	1,070,000	1,122,762
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A 5.00%, due 2/15/42	7,500,000	8,967,450
5.25%, due 2/15/47	1,400,000	1,478,085
5.75%, due 2/15/47	1,570,000	1,679,447
New York City Industrial Development Agency, Pilot-Queens Baseball Stadium, Revenue Bonds Insured: AMBAC 5.00%, due 1/1/46	2,300,000	2,337,628
New York City Industrial Development Agency, Queens Baseball Stadium, Revenue Bonds
Insured: AMBAC 5.00%, due 1/1/31	465,000	466,307
Insured: AMBAC 5.00%, due 1/1/36	1,780,000	1,784,984
Insured: AMBAC 5.00%, due 1/1/39	560,000	570,181
Insured: AGC 6.375%, due 1/1/39	500,000	502,005
New York City Industrial Development Agency, United Jewish Appeal, Revenue Bonds 5.00%, due 7/1/34	1,000,000	1,082,560
New York City Industrial Development Agency, Yankee Stadium, Revenue Bonds
Insured: AGC (zero coupon), due 3/1/40	380,000	195,704
Insured: AGC (zero coupon), due 3/1/44	1,065,000	463,669
Insured: AGC (zero coupon), due 3/1/45	200,000	83,282
Insured: AGC (zero coupon), due 3/1/46	3,800,000	1,514,262
Insured: AGC (zero coupon), due 3/1/47	1,115,000	426,064
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Insured: State Aid Withholding Series S-1 4.00%, due 7/15/36	1,500,000	1,676,070
Insured: State Aid Withholding Series S-3 4.00%, due 7/15/46	2,905,000	3,194,018
Insured: State Aid Withholding Series S-3 5.00%, due 7/15/43	2,500,000	3,031,275
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds Series C-1 4.00%, due 11/1/42	7,000,000	7,821,240
New York City Trust for Cultural Resources, American Museum of National History, Revenue Bonds Series A 5.00%, due 7/1/41	1,000,000	1,141,900
New York City Trust For Cultural Resources, The Museum of Modern Art, Revenue Bonds 4.00%, due 4/1/30	1,200,000	1,399,272
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds Series A (zero coupon), due 11/15/47	6,500,000	2,598,115
New York Convention Center Development Corp., Revenue Bonds 5.00%, due 11/15/40	1,620,000	1,900,276
New York Liberty Development Corp., World Trade Center, Revenue Bonds 5.75%, due 11/15/51	1,500,000	1,641,930
Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/36	400,000	401,172
Puerto Rico Infrastructure Financing Authority, Revenue Bonds Series C, Insured: AMBAC 5.50%, due 7/1/24	650,000	702,812
Puerto Rico Municipal Finance Agency, Revenue Bonds Series C, Insured: AGC 5.25%, due 8/1/23	100,000	107,130
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series 2007-A (zero coupon), due 8/1/41	1,185,420	689,141
Series 2007-A (zero coupon), due 8/1/42	682,484	396,759
Series 2007-A (zero coupon), due 8/1/46	1,397,615	812,494
Series A-1 5.00%, due 7/1/58	9,835,000	9,859,096
Schenectady Metroplex Development Authority, Revenue Bonds Series A, Insured: AGM 5.50%, due 8/1/33	1,000,000	1,149,060
Territory of Guam, Hotel Occupancy Tax, Revenue Bonds Series A 6.00%, due 11/1/26	3,000,000	3,209,160
Territory of Guam, Revenue Bonds
Series D 5.00%, due 11/15/35	1,450,000	1,597,349
Series A 5.125%, due 1/1/42	3,000,000	3,126,780
Series A 6.50%, due 11/1/40	2,000,000	2,139,720
Territory of Guam, Section 30, Revenue Bonds
Series A 5.00%, due 12/1/34	1,020,000	1,142,951
Series A 5.375%, due 12/1/24	1,125,000	1,141,177
Series A 5.75%, due 12/1/34	500,000	507,810
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series C 5.00%, due 10/1/19	500,000	500,255
Series A-1 5.00%, due 10/1/24	1,000,000	1,006,380
Series A 5.00%, due 10/1/25	410,000	415,051
Subseries A 6.00%, due 10/1/39	655,000	646,812
Series A 6.625%, due 10/1/29	775,000	776,999
Series A 6.75%, due 10/1/37	1,630,000	1,630,538
Virgin Islands Public Finance Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/32	1,415,000	1,540,086
		85,490,574
General Obligation 11.1%
Buffalo NY, Limited General Obligation
Series A 5.00%, due 4/1/27	500,000	613,370
Series A 5.00%, due 4/1/28	400,000	487,600
City of New York NY, Unlimited General Obligation
Subseries A-1 4.00%, due 8/1/40	12,000,000	13,506,000
Series B-1 4.00%, due 10/1/41	500,000	552,630
Series C 5.00%, due 8/1/19	750,000	750,000
City of Newburgh NY, Limited General Obligation
Series A, Insured: AGM 3.50%, due 7/15/36	725,000	755,406
Series A 5.50%, due 6/15/31	500,000	546,525
City of Ogdensburg NY, Public Improvement, Limited General Obligation
5.50%, due 4/15/23	40,000	42,976
5.50%, due 4/15/24	45,000	48,888
5.50%, due 4/15/26	50,000	54,534
5.50%, due 4/15/28	55,000	59,304
City of Plattsburgh NY, Limited General Obligation
Series B, Insured: AGM 5.00%, due 9/15/21	450,000	484,227
Series B, Insured: AGM 5.00%, due 9/15/22	455,000	505,068
Series B, Insured: AGM 5.00%, due 9/15/24	510,000	599,327
Series B, Insured: AGM 5.00%, due 9/15/25	470,000	565,842
Series B, Insured: AGM 5.00%, due 9/15/26	395,000	485,649
City of Poughkeepsie NY, Unlimited General Obligation 5.00%, due 6/1/31	600,000	674,196
City of Yonkers NY, Limited General Obligation
Series A 2.25%, due 12/17/19	10,000,000	10,027,300
Series A, Insured: BAM 4.00%, due 9/1/31	1,500,000	1,709,220
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Insured: NATL-RE 5.00%, due 7/1/28	150,000	151,445
Series A, Insured: AGM 5.00%, due 7/1/35	835,000	870,563
Insured: AGM 5.25%, due 7/1/20	375,000	382,778
Series A, Insured: AGM 5.25%, due 7/1/24	150,000	158,670
Series A, Insured: AGM 5.375%, due 7/1/25	340,000	357,823
County of Clinton, Limited General Obligation Insured: AGM 4.00%, due 6/1/38 (a)	1,500,000	1,599,885
County of Nassau NY, Limited General Obligation Series A 4.00%, due 4/1/27	1,000,000	1,050,050
County of Rockland NY, Limited General Obligation
Insured: AGM 4.00%, due 5/1/44	915,000	998,878
Insured: AGM 4.00%, due 5/1/45	950,000	1,035,699
Insured: AGM 4.00%, due 5/1/46	985,000	1,072,035
Insured: AGM 4.00%, due 5/1/48	1,065,000	1,156,420
Insured: BAM 5.00%, due 6/1/24	500,000	589,560
Insured: BAM 5.00%, due 6/1/25	560,000	678,451
Insured: BAM 5.00%, due 6/1/26	550,000	682,600
Glens Falls NY, Limited General Obligation
Insured: AGM 4.00%, due 1/15/31	500,000	560,495
Insured: AGM 4.00%, due 1/15/32	315,000	350,494
Insured: AGM 4.00%, due 1/15/33	250,000	276,150
Onondaga County NY, Limited General Obligation
3.00%, due 6/1/39	2,150,000	2,162,663
3.25%, due 4/15/34	1,250,000	1,295,975
Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, Insured: AGM 4.75%, due 8/1/22	1,420,000	1,439,937
Suffolk County NY, Limited General Obligation Series A, Insured: BAM 4.00%, due 4/1/33	2,190,000	2,448,814
Suffolk County NY, Public Improvement, Limited General Obligation
Series A, Insured: AGM 3.25%, due 6/1/36	715,000	743,621
Series A, Insured: AGM 3.25%, due 6/1/37	725,000	751,702
Town of Oyster Bay NY, Limited General Obligation
3.00%, due 3/13/20	3,500,000	3,528,175
Insured: AGM 4.00%, due 8/1/30	365,000	390,057
Town of Oyster Bay NY, Public Improvement Project, Limited General Obligation
4.00%, due 2/15/26	3,440,000	3,849,257
Series A, Insured: BAM 5.00%, due 1/15/28	500,000	568,180
Village of Johnson City NY, Limited General Obligation 4.00%, due 10/3/19	2,600,000	2,605,356
Village of Valley Stream NY, Limited General Obligation
Insured: BAM 4.00%, due 4/1/33	490,000	540,597
Insured: BAM 4.00%, due 4/1/34	510,000	560,954
Insured: BAM 4.00%, due 4/1/35	530,000	580,832
Insured: BAM 4.00%, due 4/1/36	550,000	600,391
Insured: BAM 4.00%, due 4/1/37	570,000	619,328
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A, Insured: AGM 5.00%, due 10/1/32	1,200,000	1,306,080
Series A 5.00%, due 10/1/32	1,000,000	955,000
Virgin Islands Public Finance Authority, Revenue Bonds Series A 5.00%, due 10/1/29	1,000,000	970,000
		70,356,977
Higher Education 13.2%
Build NYC Resource Corp., Manhattan College Project, Revenue Bonds
4.00%, due 8/1/42	1,500,000	1,607,955
5.00%, due 8/1/47	240,000	280,882
Build NYC Resource Corp., Metropolitan College of New York, Revenue Bonds 5.50%, due 11/1/44	2,500,000	2,676,975
Build NYC Resource Corp., New York Law School Project, Revenue Bonds
5.00%, due 7/1/30	3,865,000	4,358,522
5.00%, due 7/1/33	1,520,000	1,699,892
5.00%, due 7/1/41	1,050,000	1,151,125
City of Amherst NY, Daemen College Project, Revenue Bonds
4.00%, due 10/1/37	1,000,000	1,042,060
5.00%, due 10/1/43	2,000,000	2,261,840
5.00%, due 10/1/48	2,000,000	2,253,420
County of Cattaraugus NY, St. Bonaventure University, Revenue Bonds 5.00%, due 5/1/44	1,200,000	1,323,060
Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds
Series A-2 4.50%, due 8/1/36	570,000	569,972
Series A-1 5.00%, due 8/1/46	555,000	555,044
Dutchess County Local Development Corp., Culinary Institute of America Project, Revenue Bonds
Series A-1 5.00%, due 7/1/31	375,000	441,424
5.00%, due 7/1/33	700,000	816,795
Dutchess County Local Development Corp., Marist College Project, Revenue Bonds
Series A 5.00%, due 7/1/39	1,000,000	1,110,510
5.00%, due 7/1/43	2,000,000	2,405,680
5.00%, due 7/1/48	4,000,000	4,785,360
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds
5.00%, due 7/1/38	870,000	1,024,521
5.00%, due 7/1/43	1,020,000	1,189,555
5.00%, due 7/1/48	1,100,000	1,278,783
Madison County Capital Resource Corp., Colgate University Project, Revenue Bonds Series A 5.00%, due 7/1/29	1,000,000	1,098,750
Monroe County Industrial Development Corp., St. John Fisher College, Revenue Bonds Series A 5.00%, due 6/1/24	330,000	363,096
Monroe County Industrial Development Corp., University of Rochester Project, Revene Bonds Series C 4.00%, due 7/1/43	3,000,000	3,289,050
Monroe County Industrial Development Corp., University of Rochester Project, Revenue Bonds Series D 4.00%, due 7/1/43	2,470,000	2,707,984
Monroe County NY Industrial Development Corp., Rochester General Hospital, Revenue Bonds 4.00%, due 10/1/47	1,695,000	1,788,344
New York City of Albany Capital Resource Corp., Albany College of Pharmacy & Health Sciences Project, Revenue Bonds Series A 5.00%, due 12/1/33	150,000	170,031
New York State Dormitory Authority, Cornell University, Revenue Bonds Series A 5.00%, due 7/1/40	11,400,000	11,767,878
New York State Dormitory Authority, Culinary Institute of America, Revenue Bonds 6.00%, due 7/1/38	1,500,000	1,554,030
New York State Dormitory Authority, Fordham University, Revenue Bonds Series A 5.00%, due 7/1/41	1,075,000	1,256,782
New York State Dormitory Authority, New York University, Revenue Bonds
Series A 4.00%, due 7/1/43	2,950,000	3,219,010
Series A 4.00%, due 7/1/45	5,800,000	6,479,412
New York State Dormitory Authority, Pace University, Revenue Bonds
Series A 4.00%, due 5/1/33	400,000	412,628
Series A 4.25%, due 5/1/42	450,000	463,014
New York State Dormitory Authority, The New School, Revenue Bonds
Series A 5.00%, due 7/1/35	210,000	244,278
6.00%, due 7/1/50	1,500,000	1,568,325
New York State Dormitory Authority, Touro College & University System, Revenue Bonds 5.00%, due 1/1/42	5,000,000	5,686,800
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds Series A 5.00%, due 7/1/42	1,000,000	1,059,400
St. Lawrence County Industrial Development Agency, Civic Development Corp., St. Lawrence University, Revenue Bonds Series A 4.00%, due 7/1/43	3,000,000	3,228,210
St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds
5.00%, due 9/1/47	2,975,000	3,409,171
5.375%, due 9/1/41	400,000	427,124
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds 5.00%, due 8/1/32	1,000,000	1,170,000
		84,196,692
Housing 1.6%
Albany Capital Resource Corp., Empire Commons Student Housing, Inc. Project, Revenue Bonds
Series A 5.00%, due 5/1/29	600,000	728,268
Series A 5.00%, due 5/1/30	350,000	422,828
Series A 5.00%, due 5/1/31	200,000	240,522
City of Amherst NY, UBF Faculty-Student Housing Corp., Revenue Bonds Series S, Insured: AGM 5.00%, due 10/1/45	2,000,000	2,368,240
New York State Dormitory Authority, University Facilities, Revenue Bonds Series A 5.00%, due 7/1/43	1,500,000	1,814,940
Onondaga Civic Development Corp., Onondaga Community College, Revenue Bonds
5.00%, due 10/1/20	115,000	119,691
5.00%, due 10/1/22	325,000	358,251
5.00%, due 10/1/24	400,000	461,956
5.00%, due 10/1/25	250,000	294,157
Westchester County Local Development Corp., Purchase Housing Corp. II Project, Revenue Bonds
5.00%, due 6/1/29	185,000	224,788
5.00%, due 6/1/30	330,000	398,290
5.00%, due 6/1/31	320,000	382,730
5.00%, due 6/1/37	1,000,000	1,167,740
Westchester County Local Development Corp., Revenue Bonds 5.00%, due 6/1/42	1,000,000	1,154,610
		10,137,011
Medical 6.0%
Build NYC Resource Corp., The Children's Aid Society Project, Revenue Bonds
4.00%, due 7/1/44	600,000	666,006
4.00%, due 7/1/49	1,300,000	1,439,308
Dutchess County Local Development Corp., Health Quest Systems, Inc., Revenue Bonds Series B 5.00%, due 7/1/46	6,000,000	6,857,460
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds Series A 4.00%, due 11/1/47	880,000	904,394
Jefferson County NY, Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds 4.00%, due 11/1/31	2,705,000	2,929,704
Monroe County Industrial Development Corp., Rochester General Hospital, Revenue Bonds
Series A 5.00%, due 12/1/32	540,000	595,809
Series A 5.00%, due 12/1/42	1,000,000	1,093,160
Monroe County NY Industrial Development Corp., Rochester General Hospital, Revenue Bonds 4.00%, due 12/1/37	1,000,000	1,066,160
Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island, Revenue Bonds 5.00%, due 7/1/34	250,000	277,945
New York State Dormitory Authority, Catholic Health System Obligated Group, Revenue Bonds Series A 4.00%, due 7/1/45	2,490,000	2,702,447
New York State Dormitory Authority, Catholic Health System Obligation Group, Revenue Bonds
Series A 5.00%, due 7/1/32	600,000	640,050
Series B 5.00%, due 7/1/32	390,000	416,033
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A 4.00%, due 8/1/36	5,750,000	6,303,322
Series A 4.00%, due 8/1/37	2,750,000	3,005,145
New York State Dormitory Authority, North Shore Long Island Jewish Obligated Group, Revenue Bonds Series B 5.00%, due 5/1/39	1,500,000	1,623,450
New York State Dormitory Authority, NYU Langone Hospital, Revenue Bonds 4.00%, due 7/1/40	1,000,000	1,075,460
New York State Dormitory Authority, Orange Regional Medical Center, Revenue Bonds (b)
5.00%, due 12/1/32	800,000	943,656
5.00%, due 12/1/34	3,500,000	4,090,135
5.00%, due 12/1/35	100,000	113,172
Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds 4.50%, due 7/1/32	965,000	1,059,705
Suffolk County Economic Development Corp., Catholic Health Services of Long Island, Revenue Bonds Series C 5.00%, due 7/1/33	250,000	278,615
		38,081,136
Multi-Family Housing 3.3%
New York City Housing Development Corp., Revenue Bonds Series L-2-A 4.00%, due 5/1/44	5,000,000	5,152,850
New York City NY, Housing Development Corp., 8 Spruce Street Multifamily Mortgage, Revenue Bonds Series D 3.00%, due 2/15/48	7,900,000	8,150,430
New York City NY, Housing Development Corp., Multifamily, Sustainable Neighborhood, Revenue Bonds
Series G-1 3.70%, due 11/1/47	1,000,000	1,036,810
Series I-1 4.05%, due 11/1/41	1,000,000	1,062,040
Series I-1 4.15%, due 11/1/46	3,250,000	3,458,747
New York City NY, Housing Development Corp., Revenue Bonds
Series G-1 3.85%, due 11/1/45	615,000	639,434
Series A 5.00%, due 7/1/23	1,400,000	1,589,644
Rensselaer NY Housing Authority, Van Rensselaer & Renwyck Apartments, Revenue Bonds 5.00%, due 12/1/47	175,000	197,687
		21,287,642
Nursing Homes 0.7%
Brookhaven NY Local Development Corp., Jefferson's Ferry Project, Revenue Bonds 5.25%, due 11/1/36	1,130,000	1,310,687
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds 5.00%, due 12/1/45	1,625,000	1,710,995
Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds 5.00%, due 7/1/44	690,000	748,788
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association, Revenue Bonds
5.00%, due 7/1/27	270,000	321,775
5.00%, due 7/1/28	270,000	320,579
5.00%, due 7/1/29	100,000	118,365
5.00%, due 7/1/34	200,000	232,984
		4,764,173
Pollution 0.4%
Dutchess County Resource Recovery Agency, Solid Waste System, Revenue Bonds (a)
5.00%, due 1/1/25	1,000,000	1,174,540
5.00%, due 1/1/26	1,000,000	1,196,660
		2,371,200
Power 0.8%
Guam Power Authority, Revenue Bonds
Series A 5.00%, due 10/1/38	2,700,000	3,063,312
Series A 5.00%, due 10/1/40	1,250,000	1,411,550
Puerto Rico Electric Power Authority, Revenue Bonds
Series TT, Insured: NATL-RE 5.00%, due 7/1/23	265,000	268,106
Series TT, Insured: NATL-RE 5.00%, due 7/1/26	215,000	217,251
		4,960,219
School District 0.8%
Genesee Valley Central School District at Angelica Belmont, Unlimited General Obligation Insured: AGM 4.00%, due 6/15/30	665,000	702,632
Harrison NY, Central School District, Unlimited General Obligation
Insured: State Aid Withholding 3.50%, due 3/15/44	1,015,000	1,061,254
Insured: State Aid Withholding 3.50%, due 3/15/45	1,055,000	1,102,253
Insured: State Aid Withholding 3.55%, due 3/15/47	1,130,000	1,181,607
Lackawanna School District, Unlimited General Obligation Insured: BAM 4.00%, due 6/15/32	745,000	813,153
Poughkeepsie NY City School District, Unlimited General Obligation Insured: MAC 3.00%, due 5/1/33	400,000	419,120
		5,280,019
Single Family Housing 0.2%
New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds Series 213 4.25%, due 10/1/47	1,000,000	1,095,750

Tobacco Settlement 5.1%
Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds 5.00%, due 6/1/34	750,000	787,987
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A (zero coupon), due 5/15/50	2,500,000	348,875
5.625%, due 5/15/43	2,300,000	2,343,401
Erie County Tobacco Asset Securitization Corp., Revenue Bonds Subseries B (zero coupon), due 6/1/47	18,000,000	2,550,060
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3 5.00%, due 6/1/35	750,000	726,247
Series A-3 5.125%, due 6/1/46	4,015,000	3,888,568
New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
Series A 5.00%, due 6/1/42	1,000,000	999,990
Series A 5.00%, due 6/1/45	245,000	244,995
New York Counties Tobacco Trust V, Pass Through, Revenue Bonds Series S 1 (zero coupon), due 6/1/38	1,600,000	525,632
New York Counties Tobacco Trust VI, Tobacco Settlement Pass Through, Revenue Bonds Series B 5.00%, due 6/1/30	135,000	151,839
Niagara Tobacco Asset Securitization Corp., Revenue Bonds 5.25%, due 5/15/40	500,000	532,100
Rockland Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds Series B (zero coupon), due 8/15/50 (b)	13,000,000	1,527,370
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds
Series B 5.25%, due 6/1/37	840,000	890,182
Series B 6.00%, due 6/1/48	1,000,000	1,001,560
Series C 6.625%, due 6/1/44	5,300,000	5,580,688
TSASC, Inc., Revenue Bonds
Series A 5.00%, due 6/1/41	2,000,000	2,184,640
Series B 5.00%, due 6/1/45	8,390,000	8,119,422
Westchester Tobacco Asset Securitization, Revenue Bonds Series B 5.00%, due 6/1/41	250,000	269,703
		32,673,259
Transportation 5.8%
Buffalo & Fort Erie Public Bridge Authority, Revenue Bonds 5.00%, due 1/1/42	1,500,000	1,752,495
Metropolitan Transportation Authority, Revenue Bonds
Series B, Insured: AGM 4.00%, due 11/15/49	10,500,000	11,570,055
Series E-1 5.00%, due 11/15/42	685,000	775,016
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds Series A 5.00%, due 11/15/56	7,205,000	7,978,385
New York State Thruway Authority, Revenue Bonds Series L 4.00%, due 1/1/36	4,000,000	4,508,560
Port Authority of Guam, Revenue Bonds (a)
Series B 5.00%, due 7/1/36	225,000	262,262
Series B 5.00%, due 7/1/37	200,000	232,254
Port Authority of New York & New Jersey, Revenue Bonds
Consolidated - Series 190 5.00%, due 5/1/32	295,000	303,375
Series 178 5.00%, due 12/1/38 (a)	1,500,000	1,683,375
Series 207 5.00%, due 9/15/48 (a)	2,500,000	2,954,275
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Insured: AGC 5.00%, due 7/1/23	340,000	349,024
Series N, Insured: NATL-RE 5.25%, due 7/1/32	1,010,000	1,073,781
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A 4.00%, due 11/15/44	1,105,000	1,234,771
Series B 5.00%, due 11/15/45	2,000,000	2,339,120
		37,016,748
Utilities 1.9%
Guam Government, Waterworks Authority, Revenue Bonds 5.25%, due 7/1/33	1,230,000	1,347,207
Long Island Power Authority, Revenue Bonds
5.00%, due 9/1/37	2,000,000	2,460,820
5.00%, due 9/1/38	1,000,000	1,225,010
5.00%, due 9/1/39	1,000,000	1,221,670
5.00%, due 9/1/42	2,000,000	2,397,120
Series A 5.00%, due 9/1/44	2,000,000	2,266,940
Series B 5.00%, due 9/1/45	1,000,000	1,154,140
Series B 5.00%, due 9/1/46	245,000	286,748
		12,359,655
Water 3.5%
Great Neck North, Water Authority, Revenue Bonds
Series A 4.00%, due 1/1/32	250,000	284,960
Series A 4.00%, due 1/1/33	425,000	481,461
Series A 4.00%, due 1/1/34	250,000	282,428
Guam Government, Waterworks Authority, Revenue Bonds 5.00%, due 1/1/46	3,365,000	3,751,605
Monroe County Water Authority, Revenue Bonds 5.00%, due 8/1/37	750,000	825,840
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds Subseries FF-1 4.00%, due 6/15/49	3,000,000	3,331,410
New York City Water & Sewer System, Revenue Bonds Series DD 5.00%, due 6/15/34	1,000,000	1,133,030
New York City Water & Sewer System, Second General Resolution, Revenue Bonds Series AA 4.00%, due 6/15/40	3,000,000	3,399,780
Niagara Falls Public Water Authority, Water & Sewer System, Revenue Bonds Series A 5.00%, due 7/15/34	770,000	911,218
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
Series A 5.00%, due 7/1/33	1,085,000	1,095,850
Series A 5.25%, due 7/1/29	1,000,000	1,017,500
Series A 6.00%, due 7/1/44	510,000	516,375
Saratoga County Water Authority, Revenue Bonds 4.00%, due 9/1/48	4,600,000	5,008,112
		22,039,569
Total Long-Term Municipal Bonds (Cost $502,790,125)		524,136,272

Short-Term Municipal Notes 13.7%
Closed-End Funds 0.9%
Nuveen New York AMT-Free Quality Municipal Income Fund (c)
1.70%, due 5/1/47	100,000	1,340,000
1.83%, due 5/1/47 (b)	4,700,000	4,700,000
		6,040,000
General 1.2%
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds (c)
Subseries 2-A 1.50%, due 11/1/22	3,000,000	3,000,000
Subseries C-4 1.52%, due 11/1/44	5,000,000	5,000,000
		8,000,000

Higher Education 2.1%
Nassau County, Industrial Development Agency, Cold Spring Harbor Laboratory, Revenue Bonds 1.05%, due 1/1/34 (c)	5,625,000	5,625,000
New York State Dormitory Authority, Columbia University, Revenue Bonds Series A 1.15%, due 9/1/39 (c)	4,300,000	4,300,000
New York State Dormitory Authority, University of Rochester, Revenue Bonds Series A 1.48%, due 7/1/31 (c)	3,190,000	3,190,000
		13,115,000
Medical 1.5%
New York City Health & Hospital Corp., Health System, Revenue Bonds Series B 1.32%, due 2/15/31 (c)	4,060,000	4,060,000
New York State Dormitory Authority, Blythedale Children's Hospital, Revenue Bonds 1.40%, due 12/1/36 (c)	5,325,000	5,325,000
		9,385,000
Multi-Family Housing 2.8%
Albany, Housing Authority, Nutgrove Garden Apartments Project, Revenue Bonds 1.85%, due 12/1/25 (a)(c)	745,000	745,000
New York State Housing Finance Agency, 160 Madison Avenue, Revenue Bonds (c)
Series A 1.49%, due 11/1/46	3,800,000	3,800,000
Series A 1.49%, due 11/1/46	6,200,000	6,200,000
New York State Housing Finance Agency, 363 West 30th Street, Revenue Bonds Series A 1.47%, due 11/1/32 (a)(c)	2,000,000	2,000,000
New York State Housing Finance Agency, 505 West 37th Street, Revenue Bonds Series A 1.50%, due 5/1/42 (c)	5,000,000	5,000,000
		17,745,000
Power 0.8%
Puerto Rico Electric Power Authority, Revenue Bonds Series UU, Insured: AGM 2.074%, due 7/1/29 (c)	5,000,000	4,950,000

Transportation 2.8%
Metropolitan Transportation Authority, Revenue Bonds (c)
Subseries D-2 1.47%, due 11/1/35	5,000,000	5,000,000
Series 2012G-3 2.31%, due 11/1/31	2,000,000	2,002,860
Triborough Bridge & Tunnel Authority, Revenue Bonds (c)
Subseries B-2 1.43%, due 1/1/32	3,385,000	3,385,000
Series F 1.43%, due 11/1/32	2,135,000	2,135,000
Subseries B-3 1.45%, due 1/1/32	5,455,000	5,455,000
		17,977,860
Water 1.6%
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds Subseries A-1 1.52%, due 6/15/44 (c)	5,000,000	5,000,000
New York City Water & Sewer System, Second General Resolution, Revenue Bonds Series B 1.48%, due 6/15/32 (c)	5,000,000	5,000,000
		10,000,000
Total Short-Term Municipal Notes (Cost $86,951,515)		87,212,860
Total Municipal Bonds (Cost $589,741,640)		611,349,132

	Shares
Closed-End Funds 0.1%
Multi-State 0.1%
BlackRock New York Municipal Fund	12,234	172,010

New York 0.0% ‡
Eaton Vance New York Municipal Bond Fund	13,241	161,010

Total Closed-End Funds (Cost $317,777)		333,020

Total Investments (Cost $590,059,417)	96.1%	611,682,152
Other Assets, Less Liabilities	3.9	24,507,182
Net Assets	100.0%	$636,189,334

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

As of July 31, 2019, the Portfolio held the following futures contracts[1]:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]

Short Contracts

10-Year United States Treasury Note	(161)	September 2019	$(20,217,168)	$(20,514,922)	$(297,754)
United States Treasury Long Bond	(14)	September 2019	(2,113,357)	(2,178,313)	(64,956)
Net Unrealized Depreciation					$(362,710)

1.	As of July 31, 2019, cash in the amount of $210,700 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2019.

The following abbreviations are used in the preceding pages:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
MAC	—Municipal Assurance Corp.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$—	$524,136,272	$—	$524,136,272
Short-Term Municipal Notes	1,340,000	85,872,860	—	87,212,860
Total Municipal Bonds	1,340,000	610,009,132	—	611,349,132
Closed-End Funds	333,020	—	—	333,020
Total Investments in Securities	$1,673,020	$610,009,132	$—	$611,682,152

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(362,710)	$—	$—	$(362,710)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay S&P 500 Index Fund
Portfolio of Investments July 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 98.2% †
Aerospace & Defense 2.5%
Arconic, Inc.	16,078	$402,593
Boeing Co.	21,069	7,188,321
General Dynamics Corp.	10,934	2,033,068
Huntington Ingalls Industries, Inc.	1,672	381,718
L3Harris Technologies, Inc.	8,915	1,850,754
Lockheed Martin Corp.	9,898	3,584,759
Northrop Grumman Corp.	6,836	2,362,317
Raytheon Co.	11,217	2,044,747
Textron, Inc.	9,373	462,089
TransDigm Group, Inc. (a)	1,971	956,802
United Technologies Corp.	32,662	4,363,643
		25,630,811
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	5,498	460,347
Expeditors International of Washington, Inc.	6,925	528,724
FedEx Corp.	9,653	1,646,126
United Parcel Service, Inc., Class B	28,087	3,355,554
		5,990,751
Airlines 0.4%
Alaska Air Group, Inc.	4,973	315,089
American Airlines Group, Inc.	15,942	486,390
Delta Air Lines, Inc.	23,989	1,464,289
Southwest Airlines Co.	19,681	1,014,162
United Airlines Holdings, Inc. (a)	8,900	817,999
		4,097,929
Auto Components 0.1%
Aptiv PLC	10,382	909,982
BorgWarner, Inc.	8,346	315,479
		1,225,461
Automobiles 0.4%
Ford Motor Co.	157,790	1,503,739
General Motors Co.	53,116	2,142,699
Harley-Davidson, Inc.	6,405	229,171
		3,875,609
Banks 5.5%
Bank of America Corp.	356,060	10,923,921
BB&T Corp.	30,842	1,589,288
Citigroup, Inc.	93,115	6,626,063
Citizens Financial Group, Inc.	18,457	687,708
Comerica, Inc.	6,207	454,352
Fifth Third Bancorp	29,279	869,294
First Republic Bank	6,636	659,353
Huntington Bancshares, Inc.	42,137	600,452
JPMorgan Chase & Co.	130,623	15,152,268
KeyCorp	40,600	745,822
M&T Bank Corp.	5,501	903,539
People's United Financial, Inc.	15,880	260,750
PNC Financial Services Group, Inc.	18,178	2,597,636
Regions Financial Corp.	40,798	649,912
SunTrust Banks, Inc.	17,872	1,190,275
SVB Financial Group (a)	2,107	488,761
U.S. Bancorp	60,261	3,443,916
Wells Fargo & Co.	162,873	7,884,682
Zions Bancorp., N.A.	7,351	331,310
		56,059,302
Beverages 1.8%
Brown-Forman Corp., Class B	6,697	367,063
Coca-Cola Co.	154,603	8,136,756
Constellation Brands, Inc., Class A	6,732	1,324,992
Molson Coors Brewing Co., Class B	7,561	408,218
Monster Beverage Corp. (a)	15,759	1,015,983
PepsiCo., Inc.	56,447	7,214,491
		18,467,503
Biotechnology 2.0%
AbbVie, Inc.	59,527	3,965,689
Alexion Pharmaceuticals, Inc. (a)	9,029	1,022,895
Amgen, Inc.	24,560	4,582,405
Biogen, Inc. (a)	7,808	1,856,899
Celgene Corp. (a)	28,398	2,608,640
Gilead Sciences, Inc.	51,201	3,354,689
Incyte Corp. (a)	7,167	608,622
Regeneron Pharmaceuticals, Inc. (a)	3,167	965,175
Vertex Pharmaceuticals, Inc. (a)	10,313	1,718,352
		20,683,366
Building Products 0.3%
A.O. Smith Corp.	5,683	258,292
Allegion PLC	3,783	391,692
Fortune Brands Home & Security, Inc.	5,632	309,422
Johnson Controls International PLC	32,043	1,359,905
Masco Corp.	11,820	481,902
		2,801,213
Capital Markets 2.7%
Affiliated Managers Group, Inc.	2,061	176,813
Ameriprise Financial, Inc.	5,391	784,444
Bank of New York Mellon Corp.	35,471	1,664,299
BlackRock, Inc.	4,791	2,240,655
Cboe Global Markets, Inc.	4,498	491,676
Charles Schwab Corp.	47,843	2,067,775
CME Group, Inc.	14,414	2,802,370
E*TRADE Financial Corp.	9,852	480,679
Franklin Resources, Inc.	11,854	386,796
Goldman Sachs Group, Inc.	13,700	3,015,781
Intercontinental Exchange, Inc.	22,705	1,994,861
Invesco, Ltd.	16,130	309,535
MarketAxess Holdings, Inc.	1,586	534,546
Moody's Corp.	6,642	1,423,646
Morgan Stanley	51,480	2,293,949
MSCI, Inc.	3,410	774,888
Nasdaq, Inc.	4,670	450,048
Northern Trust Corp.	8,764	858,872
Raymond James Financial, Inc.	5,088	410,449
S&P Global, Inc.	9,909	2,427,210
State Street Corp.	15,026	872,860
T. Rowe Price Group, Inc.	9,521	1,079,586
		27,541,738
Chemicals 1.9%
Air Products & Chemicals, Inc.	8,864	2,023,385
Albemarle Corp.	4,265	311,174
Celanese Corp.	5,098	571,843
CF Industries Holdings, Inc.	8,902	441,183
Corteva, Inc.	30,152	889,484
Dow, Inc. (a)	30,152	1,460,563
DuPont de Nemours, Inc.	30,151	2,175,696
Eastman Chemical Co.	5,579	420,378
Ecolab, Inc.	10,214	2,060,470
FMC Corp.	5,300	458,026
International Flavors & Fragrances, Inc. (b)	4,081	587,623
Linde PLC	21,855	4,180,424
LyondellBasell Industries N.V., Class A	11,055	925,193
Mosaic Co.	14,292	360,016
PPG Industries, Inc.	9,507	1,116,027
Sherwin-Williams Co.	3,271	1,678,154
		19,659,639
Commercial Services & Supplies 0.4%
Cintas Corp.	3,411	888,361
Copart, Inc. (a)	8,119	629,466
Republic Services, Inc.	8,676	769,127
Rollins, Inc.	5,935	199,001
Waste Management, Inc.	15,732	1,840,644
		4,326,599
Communications Equipment 1.2%
Arista Networks, Inc. (a)	2,129	582,175
Cisco Systems, Inc.	172,369	9,549,243
F5 Networks, Inc. (a)	2,403	352,568
Juniper Networks, Inc.	13,865	374,632
Motorola Solutions, Inc.	6,636	1,101,311
		11,959,929
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	4,621	381,279
Quanta Services, Inc.	5,721	214,080
		595,359
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,515	623,091
Vulcan Materials Co.	5,319	735,884
		1,358,975
Consumer Finance 0.7%
American Express Co.	27,574	3,429,378
Capital One Financial Corp.	18,909	1,747,570
Discover Financial Services	13,036	1,169,851
Synchrony Financial	25,535	916,196
		7,262,995
Containers & Packaging 0.4%
Amcor PLC (a)	65,355	692,763
Avery Dennison Corp.	3,399	390,443
Ball Corp.	13,479	963,479
International Paper Co.	16,000	702,560
Packaging Corp. of America	3,805	384,191
Sealed Air Corp.	6,270	262,023
WestRock Co.	10,351	373,154
		3,768,613
Distributors 0.1%
Genuine Parts Co.	5,881	571,163
LKQ Corp. (a)	12,644	340,503
		911,666
Diversified Consumer Services 0.0% ‡
H&R Block, Inc.	8,186	226,670

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B (a)	78,028	16,029,292
Jefferies Financial Group, Inc.	10,202	217,609
		16,246,901
Diversified Telecommunication Services 1.9%
AT&T, Inc.	293,864	10,006,069
CenturyLink, Inc.	38,634	467,085
Verizon Communications, Inc.	166,529	9,204,058
		19,677,212
Electric Utilities 1.9%
Alliant Energy Corp.	9,516	471,423
American Electric Power Co., Inc.	19,868	1,744,609
Duke Energy Corp.	29,316	2,542,283
Edison International	14,225	1,060,331
Entergy Corp.	7,647	807,676
Evergy, Inc.	9,828	594,496
Eversource Energy	12,929	980,794
Exelon Corp.	39,097	1,761,711
FirstEnergy Corp.	20,329	893,866
NextEra Energy, Inc.	19,286	3,995,481
Pinnacle West Capital Corp.	4,521	412,406
PPL Corp.	29,062	861,107
Southern Co.	41,912	2,355,454
Xcel Energy, Inc.	20,725	1,235,417
		19,717,054
Electrical Equipment 0.5%
AMETEK, Inc.	9,174	822,082
Eaton Corp. PLC	17,037	1,400,271
Emerson Electric Co.	24,750	1,605,780
Rockwell Automation, Inc.	4,766	766,278
		4,594,411
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	12,029	1,122,546
Corning, Inc.	31,599	971,669
FLIR Systems, Inc.	5,453	270,796
IPG Photonics Corp. (a)	1,434	187,869
Keysight Technologies, Inc. (a)	7,577	678,293
TE Connectivity, Ltd.	13,565	1,253,406
		4,484,579
Energy Equipment & Services 0.5%
Baker Hughes, a GE Co.	20,733	526,411
Halliburton Co.	35,193	809,439
Helmerich & Payne, Inc.	4,449	221,026
National Oilwell Varco, Inc.	15,540	370,163
Schlumberger, Ltd.	55,775	2,229,327
TechnipFMC PLC	16,960	467,078
		4,623,444
Entertainment 1.9%
Activision Blizzard, Inc.	30,844	1,503,337
Electronic Arts, Inc. (a)	11,945	1,104,912
Netflix, Inc. (a)	17,605	5,686,239
Take-Two Interactive Software, Inc. (a)	4,532	555,261
Viacom, Inc., Class B	14,240	432,184
Walt Disney Co.	70,294	10,052,745
		19,334,678
Equity Real Estate Investment Trusts 2.9%
Alexandria Real Estate Equities, Inc.	4,547	665,499
American Tower Corp.	17,799	3,766,624
Apartment Investment & Management Co., Class A	5,993	296,893
AvalonBay Communities, Inc.	5,612	1,171,729
Boston Properties, Inc.	6,221	827,082
Crown Castle International Corp.	16,741	2,230,906
Digital Realty Trust, Inc.	8,387	959,137
Duke Realty Corp.	14,473	482,385
Equinix, Inc.	3,385	1,699,609
Equity Residential	14,917	1,176,802
Essex Property Trust, Inc.	2,646	799,674
Extra Space Storage, Inc.	5,131	576,673
Federal Realty Investment Trust	3,015	398,010
HCP, Inc.	19,246	614,525
Host Hotels & Resorts, Inc.	29,834	518,813
Iron Mountain, Inc.	11,552	339,744
Kimco Realty Corp.	16,993	326,436
Macerich Co.	4,264	140,925
Mid-America Apartment Communities, Inc.	4,590	540,886
Prologis, Inc.	25,400	2,047,494
Public Storage	6,044	1,467,241
Realty Income Corp.	12,676	877,306
Regency Centers Corp.	6,729	448,824
SBA Communications Corp. (a)	4,560	1,119,070
Simon Property Group, Inc.	12,442	2,018,092
SL Green Realty Corp.	3,396	275,348
UDR, Inc.	11,347	522,643
Ventas, Inc.	14,875	1,000,939
Vornado Realty Trust	6,990	449,597
Welltower, Inc.	16,306	1,355,355
Weyerhaeuser Co.	29,990	762,046
		29,876,307
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	17,709	4,881,132
Kroger Co.	32,482	687,319
Sysco Corp.	19,041	1,305,641
Walgreens Boots Alliance, Inc.	31,293	1,705,156
Walmart, Inc.	56,326	6,217,264
		14,796,512
Food Products 1.1%
Archer-Daniels-Midland Co.	22,555	926,559
Campbell Soup Co.	7,761	320,840
Conagra Brands, Inc.	19,566	564,870
General Mills, Inc.	24,111	1,280,535
Hershey Co.	5,609	851,110
Hormel Foods Corp.	10,963	449,373
J.M. Smucker Co.	4,579	509,139
Kellogg Co.	10,008	582,666
Kraft Heinz Co.	25,052	801,915
Lamb Weston Holdings, Inc.	5,889	395,270
McCormick & Co., Inc.	4,931	781,761
Mondelez International, Inc., Class A	58,001	3,102,473
Tyson Foods, Inc., Class A	11,870	943,665
		11,510,176
Gas Utilities 0.1%
Atmos Energy Corp.	4,710	513,578

Health Care Equipment & Supplies 3.5%
Abbott Laboratories	71,038	6,187,410
ABIOMED, Inc. (a)	1,817	506,143
Align Technology, Inc. (a)	2,931	612,813
Baxter International, Inc.	19,105	1,604,247
Becton Dickinson & Co.	10,861	2,745,661
Boston Scientific Corp. (a)	55,997	2,377,633
Cooper Cos., Inc.	1,992	672,101
Danaher Corp.	25,369	3,564,344
DENTSPLY SIRONA, Inc.	9,422	513,028
Edwards Lifesciences Corp. (a)	8,395	1,786,876
Hologic, Inc. (a)	10,794	553,192
IDEXX Laboratories, Inc. (a)	3,462	976,457
Intuitive Surgical, Inc. (a)	4,649	2,415,202
Medtronic PLC	53,986	5,503,333
ResMed, Inc.	5,773	742,985
Stryker Corp.	12,470	2,615,957
Teleflex, Inc.	1,858	631,237
Varian Medical Systems, Inc. (a)	3,662	429,809
Zimmer Biomet Holdings, Inc.	8,247	1,114,417
		35,552,845
Health Care Providers & Services 2.7%
AmerisourceBergen Corp.	6,263	545,820
Anthem, Inc.	10,356	3,050,981
Cardinal Health, Inc.	12,002	548,851
Centene Corp. (a)	16,645	867,038
Cigna Corp.	15,279	2,596,208
CVS Health Corp.	52,310	2,922,560
DaVita, Inc. (a)	5,092	304,756
HCA Healthcare, Inc.	10,751	1,435,366
Henry Schein, Inc. (a)	6,002	399,373
Humana, Inc.	5,437	1,613,430
Laboratory Corp. of America Holdings (a)	3,966	664,384
McKesson Corp.	7,649	1,062,829
Quest Diagnostics, Inc.	5,410	552,253
UnitedHealth Group, Inc.	38,267	9,528,866
Universal Health Services, Inc., Class B	3,337	503,420
WellCare Health Plans, Inc. (a)	2,026	581,968
		27,178,103
Health Care Technology 0.1%
Cerner Corp.	13,104	938,902

Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	16,123	761,489
Chipotle Mexican Grill, Inc. (a)	982	781,211
Darden Restaurants, Inc.	4,952	601,965
Hilton Worldwide Holdings, Inc.	11,720	1,131,566
Marriott International, Inc., Class A	11,129	1,547,599
McDonald's Corp.	30,746	6,478,797
MGM Resorts International	20,551	616,941
Norwegian Cruise Line Holdings, Ltd. (a)	8,673	428,793
Royal Caribbean Cruises, Ltd.	6,921	805,189
Starbucks Corp.	48,770	4,618,031
Wynn Resorts, Ltd.	3,901	507,403
Yum! Brands, Inc.	12,320	1,386,247
		19,665,231
Household Durables 0.3%
D.R. Horton, Inc.	13,675	628,093
Garmin, Ltd.	4,882	383,676
Leggett & Platt, Inc.	5,286	211,281
Lennar Corp., Class A	11,493	546,722
Mohawk Industries, Inc. (a)	2,478	308,982
Newell Brands, Inc.	15,673	222,400
PulteGroup, Inc.	10,267	323,513
Whirlpool Corp.	2,551	371,120
		2,995,787
Household Products 1.8%
Church & Dwight Co., Inc.	9,914	747,912
Clorox Co.	5,129	833,975
Colgate-Palmolive Co.	34,569	2,479,980
Kimberly-Clark Corp.	13,844	1,877,939
Procter & Gamble Co.	101,002	11,922,276
		17,862,082
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	26,726	448,729
NRG Energy, Inc.	10,757	367,244
		815,973
Industrial Conglomerates 1.4%
3M Co.	23,211	4,055,426
General Electric Co.	351,154	3,669,559
Honeywell International, Inc.	29,304	5,053,768
Roper Technologies, Inc.	4,180	1,520,057
		14,298,810
Insurance 2.5%
Aflac, Inc.	30,017	1,580,095
Allstate Corp.	13,413	1,440,556
American International Group, Inc.	35,022	1,960,882
Aon PLC	9,685	1,832,886
Arthur J. Gallagher & Co.	7,459	674,517
Assurant, Inc.	2,474	280,453
Chubb, Ltd.	18,437	2,817,911
Cincinnati Financial Corp.	6,108	655,572
Everest Re Group, Ltd.	1,640	404,490
Hartford Financial Services Group, Inc.	14,556	838,862
Lincoln National Corp.	8,148	532,390
Loews Corp.	10,803	578,393
Marsh & McLennan Cos., Inc.	20,590	2,034,292
MetLife, Inc.	38,268	1,891,205
Principal Financial Group, Inc.	10,431	605,415
Progressive Corp.	23,515	1,904,245
Prudential Financial, Inc.	16,348	1,656,216
Torchmark Corp.	4,072	371,855
Travelers Cos., Inc.	10,546	1,546,254
Unum Group	8,531	272,565
Willis Towers Watson PLC	5,204	1,015,925
		24,894,979
Interactive Media & Services 4.9%
Alphabet, Inc. (a)
Class A	12,058	14,689,055
Class C	12,341	15,015,048
Facebook, Inc., Class A (a)	96,742	18,790,199
TripAdvisor, Inc. (a)	4,168	184,017
Twitter, Inc. (a)	29,403	1,244,041
		49,922,360
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc. (a)	16,652	31,085,620
Booking Holdings, Inc. (a)	1,743	3,288,361
eBay, Inc.	32,988	1,358,776
Expedia Group, Inc.	5,112	678,567
		36,411,324
IT Services 5.4%
Accenture PLC, Class A	25,684	4,946,225
Akamai Technologies, Inc. (a)	6,608	582,363
Alliance Data Systems Corp.	1,813	284,496
Automatic Data Processing, Inc.	17,525	2,918,263
Broadridge Financial Solutions, Inc.	4,676	594,413
Cognizant Technology Solutions Corp., Class A	22,924	1,493,269
DXC Technology Co.	10,803	602,483
Fidelity National Information Services, Inc.	18,020	2,401,165
Fiserv, Inc. (a)	18,866	1,989,042
FleetCor Technologies, Inc. (a)	3,470	986,070
Gartner, Inc. (a)	3,627	505,350
Global Payments, Inc.	6,309	1,059,407
International Business Machines Corp.	35,702	5,292,465
Jack Henry & Associates, Inc.	3,108	434,188
Mastercard, Inc., Class A	36,190	9,853,451
Paychex, Inc.	12,880	1,069,684
PayPal Holdings, Inc. (a)	47,310	5,223,024
Total System Services, Inc.	6,555	889,645
VeriSign, Inc. (a)	4,223	891,433
Visa, Inc., Class A	70,023	12,464,094
Western Union Co.	17,344	364,224
		54,844,754
Leisure Products 0.1%
Hasbro, Inc.	4,662	564,848

Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	12,724	883,173
Illumina, Inc. (a)	5,919	1,772,030
IQVIA Holdings, Inc. (a)	6,354	1,011,366
Mettler-Toledo International, Inc. (a)	998	755,237
PerkinElmer, Inc.	4,466	384,612
Thermo Fisher Scientific, Inc.	16,107	4,472,592
Waters Corp. (a)	2,797	588,936
		9,867,946
Machinery 1.5%
Caterpillar, Inc.	23,027	3,031,965
Cummins, Inc.	5,834	956,776
Deere & Co.	12,764	2,114,357
Dover Corp.	5,852	566,766
Flowserve Corp.	5,280	264,158
Fortive Corp.	11,874	903,018
Illinois Tool Works, Inc.	12,069	1,861,402
Ingersoll-Rand PLC	9,711	1,200,862
PACCAR, Inc.	13,951	978,523
Parker-Hannifin Corp.	5,165	904,288
Pentair PLC	6,368	247,142
Snap-On, Inc.	2,231	340,473
Stanley Black & Decker, Inc.	6,102	900,594
Wabtec Corp. (b)	6,514	506,008
Xylem, Inc.	7,245	581,701
		15,358,033
Media 1.4%
CBS Corp., Class B	14,172	730,000
Charter Communications, Inc., Class A (a)	6,926	2,669,142
Comcast Corp., Class A	182,379	7,873,301
Discovery, Inc. (a)
Class A (b)	6,356	192,650
Class C	14,519	410,017
DISH Network Corp., Class A (a)	9,291	314,593
Fox Corp.
Class A	14,269	532,519
Class B (a)	6,538	243,214
Interpublic Group of Cos., Inc.	15,584	357,185
News Corp.
Class A	15,524	204,296
Class B	4,983	67,071
Omnicom Group, Inc.	8,865	711,150
		14,305,138
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	58,411	646,026
Newmont Goldcorp Corp.	33,003	1,205,269
Nucor Corp.	12,273	667,406
		2,518,701
Multi-Utilities 1.0%
Ameren Corp.	9,889	748,498
CenterPoint Energy, Inc.	20,222	586,640
CMS Energy Corp.	11,426	665,222
Consolidated Edison, Inc.	13,172	1,119,093
Dominion Energy, Inc.	32,309	2,400,236
DTE Energy Co.	7,377	937,690
NiSource, Inc.	15,024	446,063
Public Service Enterprise Group, Inc.	20,352	1,163,117
Sempra Energy	11,049	1,496,366
WEC Energy Group, Inc.	12,702	1,085,513
		10,648,438
Multiline Retail 0.5%
Dollar General Corp.	10,402	1,394,076
Dollar Tree, Inc. (a)	9,566	973,340
Kohl's Corp.	6,524	351,383
Macy's, Inc.	12,437	282,693
Nordstrom, Inc.	4,235	140,221
Target Corp.	20,630	1,782,432
		4,924,145
Oil, Gas & Consumable Fuels 4.3%
Anadarko Petroleum Corp.	20,219	1,489,332
Apache Corp.	15,136	369,621
Cabot Oil & Gas Corp.	17,044	326,563
Chevron Corp.	76,704	9,443,029
Cimarex Energy Co.	4,084	206,936
Concho Resources, Inc.	8,078	789,059
ConocoPhillips	45,508	2,688,613
Devon Energy Corp.	16,719	451,413
Diamondback Energy, Inc.	6,233	644,679
EOG Resources, Inc.	23,368	2,006,143
Exxon Mobil Corp.	170,371	12,668,788
Hess Corp.	10,264	665,518
HollyFrontier Corp.	6,327	314,895
Kinder Morgan, Inc.	78,391	1,616,422
Marathon Oil Corp.	32,935	463,395
Marathon Petroleum Corp.	26,681	1,504,542
Noble Energy, Inc.	19,257	425,195
Occidental Petroleum Corp.	30,120	1,546,963
ONEOK, Inc.	16,620	1,164,730
Phillips 66	16,818	1,724,854
Pioneer Natural Resources Co.	6,781	936,049
Valero Energy Corp.	16,801	1,432,285
Williams Cos., Inc.	48,793	1,202,259
		44,081,283
Personal Products 0.2%
Coty, Inc., Class A	12,103	132,044
Estee Lauder Cos., Inc., Class A	8,829	1,626,213
		1,758,257
Pharmaceuticals 4.2%
Allergan PLC	12,407	1,991,324
Bristol-Myers Squibb Co.	65,866	2,925,109
Eli Lilly & Co.	34,791	3,790,480
Johnson & Johnson	106,909	13,921,690
Merck & Co., Inc.	103,671	8,603,656
Mylan N.V. (a)	20,756	433,800
Nektar Therapeutics (a)	7,019	199,761
Perrigo Co. PLC	5,038	272,102
Pfizer, Inc.	223,550	8,682,682
Zoetis, Inc.	19,274	2,214,390
		43,034,994
Professional Services 0.3%
Equifax, Inc.	4,865	676,673
IHS Markit, Ltd. (a)	14,648	943,624
Nielsen Holdings PLC	14,315	331,535
Robert Half International, Inc.	4,770	288,156
Verisk Analytics, Inc.	6,590	999,835
		3,239,823
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	12,593	667,555

Road & Rail 1.0%
CSX Corp.	30,953	2,179,091
J.B. Hunt Transport Services, Inc.	3,502	358,500
Kansas City Southern	4,050	501,147
Norfolk Southern Corp.	10,710	2,046,895
Union Pacific Corp.	28,502	5,128,935
		10,214,568
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc. (a)	35,712	1,087,430
Analog Devices, Inc.	14,889	1,748,862
Applied Materials, Inc.	37,693	1,860,903
Broadcom, Inc.	15,939	4,622,151
Intel Corp.	180,272	9,112,750
KLA Corp.	6,508	887,171
Lam Research Corp.	6,037	1,259,379
Maxim Integrated Products, Inc.	10,970	649,314
Microchip Technology, Inc. (b)	9,580	904,544
Micron Technology, Inc. (a)	44,563	2,000,433
NVIDIA Corp.	24,523	4,137,520
Qorvo, Inc. (a)	4,798	351,645
QUALCOMM, Inc.	48,952	3,581,328
Skyworks Solutions, Inc.	6,954	593,037
Texas Instruments, Inc.	37,778	4,722,628
Xilinx, Inc.	10,225	1,167,797
		38,686,892
Software 6.5%
Adobe, Inc. (a)	19,649	5,872,300
ANSYS, Inc. (a)	3,379	686,342
Autodesk, Inc. (a)	8,843	1,381,011
Cadence Design Systems, Inc. (a)	11,316	836,366
Citrix Systems, Inc.	5,036	474,593
Fortinet, Inc. (a)	5,844	469,332
Intuit, Inc.	10,439	2,894,839
Microsoft Corp.	308,553	42,046,517
Oracle Corp.	97,707	5,500,904
salesforce.com, Inc. (a)	32,585	5,034,383
Symantec Corp.	24,893	536,693
Synopsys, Inc. (a)	6,036	801,339
		66,534,619
Specialty Retail 2.3%
Advance Auto Parts, Inc.	2,888	435,048
AutoZone, Inc. (a)	987	1,108,441
Best Buy Co., Inc.	9,355	715,938
CarMax, Inc. (a)	6,692	587,290
Foot Locker, Inc.	4,522	185,673
Gap, Inc.	8,523	166,199
Home Depot, Inc.	44,305	9,467,535
L Brands, Inc.	9,236	239,674
Lowe's Cos., Inc.	31,525	3,196,635
O'Reilly Automotive, Inc. (a)	3,151	1,199,775
Ross Stores, Inc.	14,796	1,568,820
Tiffany & Co.	4,351	408,646
TJX Cos., Inc.	48,829	2,664,110
Tractor Supply Co.	4,857	528,490
Ulta Beauty, Inc. (a)	2,236	780,923
		23,253,197
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc. (c)	176,005	37,496,105
Hewlett Packard Enterprise Co.	53,923	774,874
HP, Inc.	60,653	1,276,139
NetApp, Inc.	9,945	581,683
Seagate Technology PLC	10,144	469,769
Western Digital Corp.	11,798	635,794
Xerox Corp.	7,868	252,563
		41,486,927
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings, Ltd. (a)	6,078	216,316
Hanesbrands, Inc.	14,555	234,190
NIKE, Inc., Class B	50,604	4,353,462
PVH Corp.	3,016	268,183
Ralph Lauren Corp.	2,102	219,091
Tapestry, Inc.	11,683	361,355
Under Armour, Inc. (a)
Class A	7,571	174,663
Class C	7,822	159,100
VF Corp.	13,113	1,145,945
		7,132,305
Tobacco 0.9%
Altria Group, Inc.	75,335	3,546,018
Philip Morris International, Inc.	62,647	5,237,916
		8,783,934
Trading Companies & Distributors 0.2%
Fastenal Co.	23,046	709,817
United Rentals, Inc. (a)	3,166	400,657
W.W. Grainger, Inc.	1,807	525,891
		1,636,365
Water Utilities 0.1%
American Water Works Co., Inc.	7,269	834,336

Wireless Telecommunication Services 0.1%
T-Mobile US, Inc. (a)	12,720	1,014,166

Total Common Stocks (d) (Cost $263,296,263)		997,746,600

Short-Term Investments 1.8%
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 2.07% (e)	24,972	24,972

Total Affiliated Investment Company (Cost $24,972)		24,972

	Principal Amount
U.S. Governments 1.8% (f)
United States Treasury Bills
2.052%, due 10/3/19	$400,000	398,576
2.089%, due 10/3/19	200,000	199,288
2.105%, due 10/24/19 (c)	2,000,000	1,990,537
2.109%, due 10/3/19	700,000	697,508
2.116%, due 10/3/19	14,000,000	13,950,159
2.132%, due 10/3/19	300,000	298,932
2.178%, due 10/3/19	300,000	298,932
2.212%, due 10/3/19	200,000	199,288
2.235%, due 10/3/19	200,000	199,288

Total U.S. Governments (Cost $18,231,088)		18,232,508

Total Short-Term Investments (Cost $18,256,060)		18,257,480

Total Investments (Cost $281,552,323)	100.0%	1,016,004,080
Other Assets, Less Liabilities	0.0 ‡	257,183
Net Assets	100.0%	$1,016,261,263

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2019, the aggregate market value of securities on loan was $2,205,846. The Fund received non-cash collateral in the form of U.S. Treasury securities with a value of $2,269,670.
(c)	Represents a security which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor's 500 Index futures contracts represents 99.9% of the Portfolio's net assets.
(e)	Current yield as of July 31, 2019.
(f)	Interest rate shown represents yield to maturity.

As of July 31, 2019, the Portfolio held the following futures contracts:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]

Long Contracts

S&P 500 Index Mini	120	September 2019	$17,740,188	$17,893,800	$153,612

1. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2019.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$997,746,600	$—	$—	$997,746,600
Short-Term Investments
Affiliated Investment Company	24,972	—	—	24,972
U.S. Governments	—	18,232,508	—	18,232,508
Total Short-Term Investments	24,972	18,232,508	—	18,257,480
Total Investments in Securities	997,771,572	18,232,508	—	1,016,004,080
Other Financial Instruments
Futures Contracts (b)	153,612	—	—	153,612
Total Investments in Securities and Other Financial Instruments	$997,925,184	$18,232,508	$—	$1,016,157,692

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Short Duration High Yield Fund

Portfolio of Investments July 31, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 91.8% †
Convertible Bonds 0.7%
Auto Parts & Equipment 0.1%
Exide Technologies 7.25% (7.25% PIK), due 4/30/27 (a)(b)(c)(d)(e)	$2,151,773	$884,379

Media 0.3%
Dish Network Corp. 2.375%, due 3/15/24	4,650,000	4,151,520

Oil & Gas 0.1%
Whiting Petroleum Corp. 1.25%, due 4/1/20	1,000,000	975,650

Real Estate Investment Trusts 0.2%
VEREIT, Inc. 3.75%, due 12/15/20	3,365,000	3,421,307

Total Convertible Bonds (Cost $9,154,549)		9,432,856

Corporate Bonds 79.8%
Advertising 0.5%
Lamar Media Corp. 5.375%, due 1/15/24	6,500,000	6,678,750

Aerospace & Defense 1.1%
TransDigm, Inc.
6.00%, due 7/15/22	3,325,000	3,359,248
6.50%, due 7/15/24	10,045,000	10,321,237
Triumph Group, Inc. 4.875%, due 4/1/21	925,000	915,750
		14,596,235
Auto Manufacturers 1.2%
Aston Martin Capital Holdings, Ltd. 6.50%, due 4/15/22 (c)	6,900,000	6,383,880
BCD Acquisition, Inc. 9.625%, due 9/15/23 (c)	2,552,000	2,663,650
McLaren Finance PLC 5.75%, due 8/1/22 (c)	7,300,000	6,831,924
		15,879,454
Auto Parts & Equipment 1.7%
Exide International Holdings, L.P. 10.75% (6.25% Cash and 4.50% PIK), due 10/31/21 (a)(b)(d)(e)	3,924,780	3,810,961
Exide Technologies (a)(b)(c)(d)(e)
11.00% (3.00% Cash and 8.00% PIK), due 10/31/24 (a)(b)(c)(d)(e)	9,811,950	8,330,346
11.00% (3.00% Cash and 8.00% PIK), due 10/31/24 (a)(b)(c)(d)(e)	1,589,686	1,238,365
Meritor, Inc. 6.25%, due 2/15/24	2,000,000	2,060,000
Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (c)	6,162,000	6,284,338
Titan International, Inc. 6.50%, due 11/30/23	2,000,000	1,745,000
		23,469,010
Building Materials 0.6%
Masonite International Corp. 5.625%, due 3/15/23 (c)	1,600,000	1,643,200
Summit Materials LLC / Summit Materials Finance Corp. 6.125%, due 7/15/23	5,955,000	6,029,438
		7,672,638
Chemicals 2.8%
Blue Cube Spinco LLC 9.75%, due 10/15/23	9,222,000	10,144,200
Kissner Holdings, L.P. / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA 8.375%, due 12/1/22 (c)	5,900,000	6,121,250
NOVA Chemicals Corp. 4.875%, due 6/1/24 (c)	1,090,000	1,122,918
Olin Corp. 5.50%, due 8/15/22	3,400,000	3,565,750
PolyOne Corp. 5.25%, due 3/15/23	3,025,000	3,214,063
PQ Corp. 6.75%, due 11/15/22 (c)	1,904,000	1,968,260
TPC Group, Inc. 10.50%, due 8/1/24 (c)	10,278,000	10,847,298
		36,983,739
Coal 0.2%
Natural Resource Partners LP / NRP Finance Corp. 9.125%, due 6/30/25 (c)	2,100,000	2,109,188

Commercial Services 3.0%
Ashtead Capital, Inc. 5.625%, due 10/1/24 (c)	2,550,000	2,629,687
Capitol Investment Merger Sub 2 LLC 10.00%, due 8/1/24 (c)	3,095,000	3,187,850
Flexi-Van Leasing, Inc. 10.00%, due 2/15/23 (c)	4,015,000	3,834,325
Gartner, Inc. 5.125%, due 4/1/25	1,000,000	1,028,750
IHS Markit, Ltd. 5.00%, due 11/1/22 (c)	6,630,000	7,009,894
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, due 8/1/23 (c)	3,200,000	3,316,000
Nielsen Co. Luxembourg S.A.R.L. 5.50%, due 10/1/21 (c)	5,845,000	5,850,553
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, due 10/1/20	3,000,000	3,007,125
5.00%, due 4/15/22 (c)	6,330,000	6,320,188
Service Corp. International 5.375%, due 5/15/24	1,200,000	1,231,584
United Rentals North America, Inc. 4.625%, due 7/15/23	3,000,000	3,066,660
		40,482,616
Computers 0.5%
NCR Corp.
5.00%, due 7/15/22	3,000,000	3,010,350
5.875%, due 12/15/21	3,335,000	3,359,012
		6,369,362
Cosmetics & Personal Care 0.4%
Edgewell Personal Care Co.
4.70%, due 5/19/21	1,775,000	1,801,980
4.70%, due 5/24/22	3,254,000	3,310,945
		5,112,925
Distribution & Wholesale 0.4%
LKQ Corp. 4.75%, due 5/15/23	5,055,000	5,138,408

Diversified Financial Services 2.5%
Credit Acceptance Corp. 6.125%, due 2/15/21	9,647,000	9,671,117
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.25%, due 8/15/24 (c)	600,000	592,500
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (c)
5.25%, due 3/15/22	1,730,000	1,773,250
5.875%, due 8/1/21	4,990,000	5,052,375
LPL Holdings, Inc. 5.75%, due 9/15/25 (c)	1,000,000	1,037,500
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.375%, due 12/15/22 (c)	7,675,000	7,905,250
VFH Parent LLC / Orchestra Co-Issuer, Inc. 6.75%, due 6/15/22 (c)	7,100,000	7,313,000
		33,344,992
Electric 0.6%
AES Corp. 4.875%, due 5/15/23	1,000,000	1,012,520
Calpine Corp. (c)
5.875%, due 1/15/24	2,550,000	2,607,375
6.00%, due 1/15/22	3,394,000	3,419,455
Vistra Energy Corp. 5.875%, due 6/1/23	1,496,000	1,529,660
		8,569,010
Electrical Components & Equipment 0.3%
WESCO Distribution, Inc. 5.375%, due 12/15/21	4,540,000	4,568,375

Energy 0.1%
KeyStone Power Pass-Through Holders 9.00%, due 12/1/23 (e)	810,709	826,923

Engineering & Construction 0.2%
Great Lakes Dredge & Dock Corp. 8.00%, due 5/15/22	1,180,000	1,259,296
Weekley Homes LLC / Weekley Finance Corp. 6.00%, due 2/1/23	1,825,000	1,825,000
		3,084,296
Entertainment 1.4%
Boyne USA, Inc. 7.25%, due 5/1/25 (c)	2,965,000	3,231,850
Eldorado Resorts, Inc. 6.00%, due 4/1/25	5,055,000	5,326,706
International Game Technology PLC 6.25%, due 2/15/22 (c)	1,500,000	1,578,750
Jacobs Entertainment, Inc. 7.875%, due 2/1/24 (c)	1,000,000	1,062,500
Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 6.125%, due 8/15/21 (c)	8,080,000	8,201,200
		19,401,006
Food 1.7%
C&S Group Enterprises LLC 5.375%, due 7/15/22 (c)	14,660,000	14,660,000
Ingles Markets, Inc. 5.75%, due 6/15/23	2,350,000	2,397,000
KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (c)	1,000,000	1,001,000
Land O'Lakes, Inc. 6.00%, due 11/15/22 (c)	1,349,000	1,405,642
TreeHouse Foods, Inc. 4.875%, due 3/15/22	3,500,000	3,513,125
		22,976,767
Forest Products & Paper 0.4%
Mercer International, Inc.
6.50%, due 2/1/24	2,740,000	2,767,400
7.75%, due 12/1/22	2,040,000	2,096,100
		4,863,500
Gas 1.2%
AmeriGas Partners, L.P. / AmeriGas Finance Corp. 5.625%, due 5/20/24	10,900,000	11,567,625
Rockpoint Gas Storage Canada, Ltd. 7.00%, due 3/31/23 (c)	5,125,000	5,189,062
		16,756,687
Health Care - Products 1.0%
Avanos Medical, Inc. 6.25%, due 10/15/22	8,110,000	8,262,062
Hill-Rom Holdings, Inc. 5.75%, due 9/1/23 (c)	3,130,000	3,227,813
Teleflex, Inc. 5.25%, due 6/15/24	2,500,000	2,562,500
		14,052,375
Health Care - Services 4.4%
Acadia Healthcare Co., Inc. 5.625%, due 2/15/23	7,410,000	7,468,243
Centene Corp. 5.625%, due 2/15/21	9,500,000	9,635,185
Encompass Health Corp.
5.125%, due 3/15/23	3,445,000	3,493,230
5.75%, due 11/1/24	2,417,000	2,444,240
HCA, Inc.
5.875%, due 5/1/23	9,255,000	10,134,225
7.50%, due 2/15/22	17,000,000	18,822,400
7.50%, due 12/15/23	2,895,000	3,293,062
Molina Healthcare, Inc. 5.375%, due 11/15/22	1,800,000	1,879,326
Tenet Healthcare Corp. 6.00%, due 10/1/20	1,650,000	1,697,437
		58,867,348
Home Builders 2.6%
Brookfield Residential Properties, Inc. 6.50%, due 12/15/20 (c)	7,472,000	7,472,000
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (c)	2,100,000	2,121,252
Meritage Homes Corp. 7.00%, due 4/1/22	1,850,000	2,021,125
New Home Co., Inc. 7.25%, due 4/1/22	3,185,000	3,041,675
Shea Homes, L.P. / Shea Homes Funding Corp. 5.875%, due 4/1/23 (c)	8,309,000	8,548,299
Taylor Morrison Communities, Inc. 6.625%, due 5/15/22	4,030,000	4,169,035
Williams Scotsman International, Inc. (c)
6.875%, due 8/15/23	4,565,000	4,781,837
7.875%, due 12/15/22	2,495,000	2,613,513
		34,768,736
Household Products & Wares 1.5%
Prestige Brands, Inc. (c)
5.375%, due 12/15/21	9,264,000	9,310,320
6.375%, due 3/1/24 (f)	4,500,000	4,673,025
Spectrum Brands, Inc.
6.125%, due 12/15/24	1,800,000	1,863,000
6.625%, due 11/15/22	4,645,000	4,737,900
		20,584,245
Insurance 0.3%
MGIC Investment Corp. 5.75%, due 8/15/23	4,000,000	4,345,000

Internet 2.6%
Cogent Communications Group, Inc. (c)
5.375%, due 3/1/22	8,171,000	8,518,268
5.625%, due 4/15/21	5,630,000	5,700,375
Netflix, Inc.
5.375%, due 2/1/21	2,000,000	2,065,060
5.50%, due 2/15/22	6,300,000	6,676,110
5.75%, due 3/1/24	4,180,000	4,524,850
5.875%, due 2/15/25	1,000,000	1,088,620
VeriSign, Inc. 4.625%, due 5/1/23	5,627,000	5,691,823
		34,265,106
Investment Companies 1.3%
FS Energy & Power Fund 7.50%, due 8/15/23 (c)	14,600,000	14,892,000
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 6.75%, due 2/1/24	1,950,000	2,037,750
		16,929,750
Iron & Steel 0.3%
Allegheny Technologies, Inc. 5.95%, due 1/15/21	1,704,000	1,744,470
Big River Steel LLC / BRS Finance Corp. 7.25%, due 9/1/25 (c)	2,500,000	2,662,500
		4,406,970
Leisure Time 1.3%
Brunswick Corp. 4.625%, due 5/15/21 (c)	5,190,000	5,190,000
Carlson Travel, Inc. 6.75%, due 12/15/23 (c)(f)	10,365,000	10,494,562
Vista Outdoor, Inc. 5.875%, due 10/1/23	1,425,000	1,382,250
		17,066,812
Lodging 1.1%
Boyd Gaming Corp. 6.875%, due 5/15/23	1,450,000	1,498,938
Choice Hotels International, Inc.
5.70%, due 8/28/20	2,490,000	2,561,587
5.75%, due 7/1/22	1,000,000	1,073,140
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.75%, due 11/15/21 (c)	9,986,000	10,205,892
		15,339,557
Machinery - Diversified 0.8%
Briggs & Stratton Corp. 6.875%, due 12/15/20	3,425,000	3,562,000
Colfax Corp. 6.00%, due 2/15/24 (c)	6,925,000	7,334,008
		10,896,008
Media 5.6%
Block Communications, Inc. 6.875%, due 2/15/25 (c)	2,750,000	2,873,750
Cablevision Systems Corp. 5.875%, due 9/15/22	3,250,000	3,449,063
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, due 2/15/23	5,000,000	5,075,000
5.25%, due 3/15/21	6,200,000	6,233,480
5.25%, due 9/30/22	2,250,000	2,275,313
5.75%, due 1/15/24	10,545,000	10,769,081
CSC Holdings LLC 5.375%, due 7/15/23 (c)	3,925,000	4,025,480
DISH DBS Corp.
5.875%, due 7/15/22	3,000,000	3,032,310
6.75%, due 6/1/21	12,600,000	13,115,970
7.875%, due 9/1/19	1,540,000	1,543,850
Quebecor Media, Inc. 5.75%, due 1/15/23	6,920,000	7,369,800
Sirius XM Radio, Inc. 4.625%, due 7/15/24 (c)	6,000,000	6,175,800
Sterling Entertainment Enterprises LLC 10.25%, due 1/15/25 (b)(d)(e)(g)	3,000,000	3,157,500
Videotron, Ltd. 5.00%, due 7/15/22	5,869,000	6,131,344
		75,227,741
Metal Fabricate & Hardware 2.0%
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, due 12/15/23 (c)	16,306,000	15,612,995
Novelis Corp. 6.25%, due 8/15/24 (c)	11,224,000	11,757,364
		27,370,359
Mining 1.4%
Constellium S.E. 5.75%, due 5/15/24 (c)	1,700,000	1,751,000
First Quantum Minerals, Ltd. (c)
7.00%, due 2/15/21	268,000	270,680
7.25%, due 5/15/22	3,000,000	3,019,650
7.25%, due 4/1/23	3,416,000	3,381,840
Freeport McMoRan, Inc. 6.875%, due 2/15/23	4,550,000	4,788,875
Hecla Mining Co. 6.875%, due 5/1/21	3,125,000	3,027,344
Joseph T. Ryerson & Son, Inc. 11.00%, due 5/15/22 (c)	2,000,000	2,112,800
		18,352,189
Miscellaneous - Manufacturing 0.7%
Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (c)	7,916,000	7,935,394
Koppers, Inc. 6.00%, due 2/15/25 (c)	1,000,000	945,000
		8,880,394
Oil & Gas 6.3%
Antero Resources Corp. 5.375%, due 11/1/21	1,000,000	987,180
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.00%, due 4/1/22 (c)	4,796,000	4,736,050
California Resources Corp. 8.00%, due 12/15/22 (c)	4,099,000	2,869,300
Callon Petroleum Co. 6.125%, due 10/1/24	2,000,000	1,955,040
CNX Resources Corp. 5.875%, due 4/15/22	3,617,000	3,446,458
Continental Resources, Inc. 5.00%, due 9/15/22	1,900,000	1,912,156
Energy Ventures Gom LLC / EnVen Finance Corp. 11.00%, due 2/15/23 (c)	2,000,000	2,135,000
Gulfport Energy Corp. 6.625%, due 5/1/23	6,199,000	5,191,663
Murphy Oil USA, Inc. 6.00%, due 8/15/23	4,500,000	4,590,000
Newfield Exploration Co. 5.75%, due 1/30/22	5,652,000	6,030,681
Parsley Energy LLC / Parsley Finance Corp. 6.25%, due 6/1/24 (c)	1,000,000	1,036,250
PBF Holding Co. LLC / PBF Finance Corp. 7.00%, due 11/15/23	7,586,000	7,872,751
PDC Energy, Inc. 6.125%, due 9/15/24	3,650,000	3,604,375
PetroQuest Energy, Inc. 10.00% (10.00% PIK), due 2/15/24 (a)(b)(d)	690,989	497,512
QEP Resources, Inc. 5.375%, due 10/1/22	1,000,000	927,500
Range Resources Corp.
5.75%, due 6/1/21	6,080,000	6,049,600
5.875%, due 7/1/22	7,520,000	7,068,800
Rex Energy Corp. (Escrow Claim) 8.00%, due 10/1/20 (e)(g)(h)	7,906,000	217,415
Southwestern Energy Co. 6.20%, due 1/23/25	4,250,000	3,665,625
Talos Production LLC / Talos Production Finance, Inc. 11.00%, due 4/3/22	7,382,468	7,751,591
Transocean Guardian, Ltd. 5.875%, due 1/15/24 (c)	534,000	544,680
Transocean Sentry, Ltd. 5.375%, due 5/15/23 (c)	6,000,000	6,015,000
Ultra Resources, Inc. 6.875%, due 4/15/22 (c)	4,455,000	378,675
Whiting Petroleum Corp. 5.75%, due 3/15/21	1,000,000	1,001,250
WPX Energy, Inc. 6.00%, due 1/15/22	3,583,000	3,712,884
		84,197,436
Oil & Gas Services 0.6%
Forum Energy Technologies, Inc. 6.25%, due 10/1/21	6,040,000	5,390,700
Nine Energy Service, Inc. 8.75%, due 11/1/23 (c)	2,375,000	2,321,562
		7,712,262
Packaging & Containers 0.4%
OI European Group B.V. 4.00%, due 3/15/23 (c)	5,030,000	5,055,150

Pharmaceuticals 0.9%
Bausch Health Cos., Inc. (c)
6.50%, due 3/15/22	3,895,000	4,038,141
7.00%, due 3/15/24	5,146,000	5,429,030
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 5.875%, due 10/15/24 (c)(f)	2,500,000	2,206,250
		11,673,421
Pipelines 2.7%
Andeavor Logistics, L.P. / Tesoro Logistics Finance Corp.
5.50%, due 10/15/19	1,911,000	1,916,855
6.25%, due 10/15/22	373,000	382,105
Antero Midstream Partners, L.P. / Antero Midstream Finance Corp. 5.375%, due 9/15/24	2,450,000	2,358,125
Holly Energy Partners, L.P. / Holly Energy Finance Corp. 6.00%, due 8/1/24 (c)	1,000,000	1,042,500
NGPL PipeCo LLC 4.375%, due 8/15/22 (c)	5,565,000	5,778,974
NuStar Logistics, L.P. 6.75%, due 2/1/21	2,950,000	3,082,750
PBF Logistics, L.P. / PBF Logistics Finance Corp. 6.875%, due 5/15/23	2,400,000	2,460,000
Plains All American Pipeline, L.P. 6.125%, due 11/15/22 (i)	9,043,000	8,721,612
Ruby Pipeline LLC 6.00%, due 4/1/22 (c)	3,899,212	4,042,567
SemGroup Corp. / Rose Rock Finance Corp.
5.625%, due 7/15/22	4,100,000	4,033,375
5.625%, due 11/15/23	1,000,000	962,500
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 6.75%, due 3/15/24	2,000,000	2,070,000
		36,851,363
Private Equity 0.1%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 6.25%, due 2/1/22	1,700,000	1,746,954

Real Estate 1.2%
Kennedy-Wilson, Inc. 5.875%, due 4/1/24	3,300,000	3,369,366
Newmark Group, Inc. 6.125%, due 11/15/23	10,000,000	10,737,690
Realogy Group LLC / Realogy Co-Issuer Corp. 5.25%, due 12/1/21 (c)	2,000,000	1,925,000
		16,032,056
Real Estate Investment Trusts 5.1%
Equinix, Inc.
5.375%, due 1/1/22	22,285,000	22,775,716
5.375%, due 4/1/23	8,800,000	8,976,000
5.75%, due 1/1/25	3,500,000	3,618,230
MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc. 5.625%, due 5/1/24	14,756,000	15,752,030
MPT Operating Partnership, L.P. / MPT Finance Corp. 5.50%, due 5/1/24	4,000,000	4,110,000
RHP Hotel Properties, L.P. / RHP Finance Corp. 5.00%, due 4/15/21	6,692,000	6,698,692
Sabra Health Care L.P. / Sabra Capital Corp. 4.80%, due 6/1/24	1,400,000	1,443,260
Starwood Property Trust, Inc. 5.00%, due 12/15/21	4,255,000	4,393,287
		67,767,215
Retail 3.1%
1011778 B.C. ULC / New Red Finance, Inc. 4.625%, due 1/15/22 (c)	3,956,000	3,959,956
Asbury Automotive Group, Inc. 6.00%, due 12/15/24	3,619,000	3,754,713
Beacon Roofing Supply, Inc. 6.375%, due 10/1/23	1,400,000	1,445,500
Cumberland Farms, Inc. 6.75%, due 5/1/25 (c)	6,000,000	6,360,000
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. 8.00%, due 6/1/21 (c)	5,150,000	5,216,950
Group 1 Automotive, Inc.
5.00%, due 6/1/22	4,300,000	4,349,106
5.25%, due 12/15/23 (c)	2,000,000	2,042,500
KGA Escrow, LLC 7.50%, due 8/15/23 (c)	7,685,000	8,011,612
Rite Aid Corp. 6.125%, due 4/1/23 (c)	5,105,000	4,307,344
Sonic Automotive, Inc. 5.00%, due 5/15/23	1,800,000	1,806,750
		41,254,431
Software 1.4%
CDK Global, Inc. 5.00%, due 10/15/24	1,000,000	1,059,980
Open Text Corp. 5.625%, due 1/15/23 (c)	10,930,000	11,172,646
PTC, Inc. 6.00%, due 5/15/24	6,301,000	6,592,421
		18,825,047
Telecommunications 9.4%
CenturyLink, Inc.
5.80%, due 3/15/22	8,450,000	8,788,000
6.45%, due 6/15/21	3,000,000	3,146,400
CommScope, Inc. 5.50%, due 3/1/24 (c)	3,380,000	3,422,250
Frontier Communications Corp.
6.25%, due 9/15/21	2,000,000	1,255,000
8.50%, due 4/15/20	1,000,000	755,000
10.50%, due 9/15/22	12,100,000	7,562,500
Hughes Satellite Systems Corp. 7.625%, due 6/15/21	3,255,000	3,494,633
Inmarsat Finance PLC (c)
4.875%, due 5/15/22	10,000,000	10,080,200
6.50%, due 10/1/24	2,650,000	2,775,875
Level 3 Financing, Inc.
5.375%, due 8/15/22	2,900,000	2,914,500
5.625%, due 2/1/23	2,650,000	2,684,450
6.125%, due 1/15/21	1,750,000	1,750,000
Sprint Communications, Inc.
7.00%, due 3/1/20 (c)	11,130,000	11,366,513
9.25%, due 4/15/22	5,000,000	5,800,000
Sprint Corp. 7.875%, due 9/15/23	31,290,000	34,888,350
T-Mobile USA, Inc.
4.00%, due 4/15/22 (f)	6,045,000	6,150,788
6.00%, due 3/1/23	6,005,000	6,108,826
6.50%, due 1/15/24	12,529,000	12,983,176
		125,926,461
Toys, Games & Hobbies 0.1%
Mattel, Inc. 3.15%, due 3/15/23	1,700,000	1,636,250

Transportation 0.4%
Teekay Corp. 9.25%, due 11/15/22 (c)	1,280,000	1,318,400
XPO Logistics, Inc. 6.50%, due 6/15/22 (c)	4,125,000	4,190,505
		5,508,905
Trucking & Leasing 0.4%
Fortress Transportation & Infrastructure Investors LLC 6.75%, due 3/15/22 (c)	5,550,000	5,772,000

Total Corporate Bonds (Cost $1,070,870,482)		1,070,195,422

Loan Assignments 11.3%
Advertising 0.6%
Lamar Media Corp. 2018 Term Loan B 4.125% (3 Month LIBOR + 1.75%), due 3/14/25 (j)	7,406,250	7,410,879

Auto Parts & Equipment 0.7%
Adient U.S. LLC (j) Term Loan B 6.815% (3 Month LIBOR + 4.25%), due 5/6/24	1,250,000	1,200,000
Term Loan B 6.885% (6 Month LIBOR + 4.25%), due 5/6/24	3,750,000	3,600,000
Altra Industrial Motion Corp. 2018 Term Loan B 4.234% (1 Month LIBOR + 2.00%), due 10/1/25 (j)	2,594,387	2,576,011
Dealer Tire LLC (j) 2018 Term Loan B 7.734% (1 Month LIBOR + 5.50%), due 12/12/25	948,718	948,718
2018 Term Loan B 7.829% (3 Month LIBOR + 5.50%), due 12/12/25	896,657	896,657
		9,221,386
Banks 0.8%
Jane Street Group LLC 2018 Term Loan B 5.234% (1 Month LIBOR + 3.00%), due 8/25/22 (j)	10,705,494	10,638,584

Broadcast Services and Programming 0.2%
Midcontinent Communications New Term Loan B 4.269% (3 Month LIBOR + 2.00%), due 12/31/23 (j)	2,981,473	2,987,636

Commercial Services 0.5%
WEX, Inc. Term Loan B3 4.484% (1 Month LIBOR + 2.25%), due 5/15/26 (j)	6,566,619	6,572,089

Distribution & Wholesale 0.2%
Beacon Roofing Supply, Inc. 2017 Term Loan B 4.619% (1 Month LIBOR + 2.25%), due 1/2/25 (j)	1,975,000	1,964,576

Diversified Financial Services 0.3%
Jefferies Finance LLC 2019 Term Loan 6.188% (1 Month LIBOR + 3.75%), due 6/3/26 (j)	4,000,000	3,988,332

Electronics 0.2%
Infor (U.S.), Inc. Term Loan B6 5.08% (3 Month LIBOR + 2.75%), due 2/1/22 (j)	1,998,251	2,000,748
Resideo Funding, Inc. Term Loan B 4.33% (3 Month LIBOR + 2.00%), due 10/24/25 (j)	995,000	995,000
		2,995,748
Entertainment 0.8%
Churchill Downs, Inc. 2017 Term Loan B 4.24% (1 Month LIBOR + 2.00%), due 12/27/24 (j)	3,940,000	3,941,643
NAI Entertainment Holdings LLC Term Loan B 4.74% (1 Month LIBOR + 2.50%), due 5/8/25 (j)	3,771,500	3,762,071
Twin River Worldwide Holdings, Inc. Term Loan B 4.984% (1 Month LIBOR + 2.75%), due 5/2/26 (j)	3,500,000	3,486,875
		11,190,589
Healthcare, Education & Childcare 0.5%
Catalent Pharma Solutions, Inc. Term Loan B2 4.484% (1 Month LIBOR + 2.25%), due 5/18/26 (j)	1,745,625	1,751,443
Jaguar Holding Co. II 2018 Term Loan 4.734% (1 Month LIBOR + 2.50%), due 8/18/22 (j)	4,974,093	4,964,767
		6,716,210
Hotels, Motels, Inns & Gaming 0.5%
Four Seasons Hotels, Ltd. New 1st Lien Term Loan 4.234% (1 Month LIBOR + 2.00%), due 11/30/23 (j)	6,631,109	6,632,144
MGM Growth Properties Operating Partnership, L.P. 2016 Term Loan B 4.234% (1 Month LIBOR + 2.00%), due 3/21/25 (j)	596,915	596,467
		7,228,611
Household Products & Wares 0.2%
Prestige Brands, Inc. Term Loan B4 4.234% (1 Month LIBOR + 2.00%), due 1/26/24 (j)	2,171,518	2,167,718

Insurance 0.5%
USI, Inc. 2017 Repriced Term Loan 5.33% (3 Month LIBOR + 3.00%), due 5/16/24 (j)	6,914,810	6,813,971

Internet 0.3%
Match Group, Inc. 2017 Term Loan B 4.769% (3 Month LIBOR + 2.50%), due 11/16/22 (j)	612,500	613,266
NASCAR Holdings, Inc. Term Loan B TBD, due 7/26/26	3,300,000	3,313,751
		3,927,017
Investment Company 0.1%
Global Business Travel Holdings, Ltd. 2018 Term Loan B 5.035% (3 Month LIBOR + 2.50%), due 8/13/25 (j)	1,488,750	1,488,750

Iron & Steel 0.4%
Big River Steel LLC Term Loan B 7.33% (3 Month LIBOR + 5.00%), due 8/23/23 (j)	4,539,399	4,556,422

Media 0.6%
Charter Communications Operating LLC 2017 Term Loan B 4.33% (3 Month LIBOR + 2.00%), due 4/30/25 (j)	6,205,500	6,217,911
Meredith Corp. 2018 Term Loan B 4.984% (1 Month LIBOR + 2.75%), due 1/31/25 (j)	2,140,080	2,145,430
		8,363,341
Metal Fabricate & Hardware 0.2%
Neenah Foundry Co. (b)(j) 2017 Term Loan 8.758% (2 Month LIBOR + 6.50%), due 12/13/22	1,404,021	1,375,941
2017 Term Loan 8.845% (2 Month LIBOR + 6.50%), due 12/13/22	1,624,401	1,591,913
		2,967,854
Oil & Gas 0.6%
PetroQuest Energy, Inc. Term Loan Note 10.013%, due 3/2/20 (d)	2,935,847	2,935,847
Prairie ECI Acquiror L.P. Term Loan B 7.08% (3 Month LIBOR + 4.75%), due 3/11/26 (j)	5,486,250	5,498,254
		8,434,101
Retail 0.3%
1011778 B.C. Unlimited Liability Co. Term Loan B3 4.484% (1 Month LIBOR + 2.25%), due 2/16/24 (j)	994,911	994,662
KFC Holding Co. 2018 Term Loan B 4.05% (1 Month LIBOR + 1.75%), due 4/3/25 (j)	3,421,688	3,418,266
		4,412,928
Retail Stores 1.4%
Bass Pro Group LLC Term Loan B 7.234% (1 Month LIBOR + 5.00%), due 9/25/24 (j)	19,304,003	18,242,283

Software 1.2%
Ascend Learning LLC 2017 Term Loan B 5.234% (1 Month LIBOR + 3.00%), due 7/12/24 (j)	8,044,046	8,000,472
Donnelley Financial Solutions, Inc. 2017 Term Loan B 5.379% (1 Month LIBOR + 3.00%), due 10/2/23 (j)	725,000	721,375
RP Crown Parent LLC 2016 Term Loan B 4.984% (1 Month LIBOR + 2.75%), due 10/12/23 (j)	7,444,078	7,421,746
		16,143,593
Telecommunications 0.2%
CommScope, Inc. 2019 Term Loan B 5.484% (1 Month LIBOR + 3.25%), due 4/6/26 (j)	3,000,000	3,000,936

Total Loan Assignments (Cost $152,293,646)		151,433,554
Total Long-Term Bonds (Cost $1,232,318,677)		1,231,061,832

	Shares
Common Stocks 0.5%
Auto Parts & Equipment 0.0% ‡
Exide Technologies (b)(d)(e)(g)(k)	441,645	556,473

Independent Power & Renewable Electricity Producers 0.3%
GenOn Energy, Inc. (d)(k)	20,915	3,900,647
PetroQuest Energy, Inc. (b)(d)(e)(k)	94,872	94,872
		3,995,519
Oil, Gas & Consumable Fuels 0.2%
Talos Energy, Inc. (k)	130,766	2,691,164

Total Common Stocks (Cost $7,925,192)		7,243,156

Short-Term Investments 8.7%
Unaffiliated Investment Companies 8.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26% (l)	103,232,333	103,232,333
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (l)(m)	13,340,670	13,340,670
Total Short-Term Investments (Cost $116,573,003)		116,573,003
Total Investments (Cost $1,356,816,872)	101.0%	1,354,877,991
Other Assets, Less Liabilities	(1.0)	(13,142,433)
Net Assets	100.0%	$1,341,735,558

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2019, the total market value of fair valued securities was $25,406,902, which represented 1.9% of the Fund's net assets.
(e)	Illiquid security - As of July 31, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $19,117,234, which represented 1.4% of the Fund's net assets.
(f)	All or a portion of this security was held on loan. As of July 31, 2019, the aggregate market value of securities on loan was $13,017,791. The Fund received cash collateral with a value of $13,340,670.
(g)	Restricted security.
(h)	Issue in non-accrual status.
(i)	Fixed to floating rate - Rate shown was the rate in effect as of July 31, 2019.
(j)	Floating rate - Rate shown was the rate in effect as of July 31, 2019.
(k)	Non-income producing security.
(l)	Current yield as of July 31, 2019.
(m)	Represents security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

LIBOR	—London Interbank Offered Rate
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$8,548,477	$884,379	$9,432,856
Corporate Bonds (c)	—	1,053,160,738	17,034,684	1,070,195,422
Loan Assignments (d)	—	148,465,700	2,967,854	151,433,554
Total Long-Term Bonds	—	1,210,174,915	20,886,917	1,231,061,832
Common Stocks (e)	2,691,164	3,900,647	651,345	7,243,156
Short-Term Investments
Unaffiliated Investment Companies	116,573,003	—	—	116,573,003
Total Investments in Securities	$119,264,167	$1,214,075,562	$21,538,262	$1,354,877,991

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $884,379 is held in Auto Parts & Equipment within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $13,379,672, $3,157,500, and $497,512 are held in Auto Parts & Equipment, Media, and Oil & Gas, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 security valued at $2,967,854 is held in Metal Fabricate & Hardware within the Loan Assignments section of the Portfolio of Investments, which was valued by a pricing service without adjustment.

(e)	The Level 3 securities valued at $556,473, and $94,872 are held in Auto Parts & Equipment, and Independent Power & Renewable Electricity Producers, respectively, within the Common Stocks section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales (b)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2019
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$1,796,517	$32,131	$(2,348,250)	$1,372,116	$1,150,135	(a)	$(1,118,270)	$-	$-	$884,379	$(19,813)
Corporate Bonds
Auto Parts & Equipment	9,557,908	163,416	(1,158,734)	$540,161	13,845,632	(a)	(9,568,711)	-	-	13,379,672	251,780
Media	3,172,500	3,687	-	(18,687)			-	-	-	3,157,500	(18,687)
Oil & Gas	-	(95,306)	-	(929,143)	1,521,961		-	-	-	497,512	(929,143)
Loan Assignments
Metal Fabricate & Hardware	3,335,062	4,734	2,681	(34,295)	-		(340,328)	-	-	2,967,854	(34,295)
Common Stock
Auto Parts & Equipment	796,213	-		(478,175)	238,435		-	-	-	556,473	(478,175)
Independent Power & Renewable Electricity Producers	-	-	-	(352,856)	447,728		-	-	-	94,872	(352,856)
Total	$18,658,200	$108,662	$(3,504,303)	$99,121	$17,203,891		$(11,027,309)	$-	$-	$21,538,262	$(1,581,189)

(a)	Purchases include PIK securities.
(b)	Sales include principal reductions.

MainStay MacKay Small Cap Core Fund

Portfolio of Investments July 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 97.5% †
Aerospace & Defense 1.7%
Aerojet Rocketdyne Holdings, Inc. (a)	37,619	$1,607,084
Ducommun, Inc. (a)	26,236	1,105,847
Kratos Defense & Security Solutions, Inc. (a)	4,000	98,600
Moog, Inc., Class A	16,900	1,376,674
Vectrus, Inc. (a)	28,403	1,148,617
Wesco Aircraft Holdings, Inc. (a)	88,700	934,011
		6,270,833
Air Freight & Logistics 0.1%
Radiant Logistics, Inc. (a)	58,887	323,290

Airlines 0.3%
SkyWest, Inc.	15,400	934,934

Auto Components 0.4%
Cooper Tire & Rubber Co.	800	21,536
Dana, Inc.	82,100	1,371,891
Tower International, Inc.	8,499	261,769
		1,655,196
Banks 7.7%
1st Source Corp.	2,200	103,290
Amalgamated Bank, Class A	3,400	58,344
Amerant Bancorp, Inc. (a)(b)	2,300	42,274
Bancorp, Inc. (a)	125,655	1,216,340
Bank of Commerce Holdings	9,798	105,524
BayCom Corp. (a)	6,102	139,736
BCB Bancorp, Inc.	20,017	256,818
Boston Private Financial Holdings, Inc.	55,400	639,316
Bridge Bancorp, Inc.	29,074	849,252
Cadence Bancorp	77,900	1,335,206
Capstar Financial Holdings, Inc.	800	12,960
Central Valley Community Bancorp	3,047	63,164
Century Bancorp, Inc., Class A	6,465	541,444
Civista Bancshares, Inc.	20,229	448,477
ConnectOne Bancorp, Inc.	19,700	450,342
Customers Bancorp, Inc. (a)	57,378	1,183,134
Eagle Bancorp, Inc.	9,300	374,883
Farmers National Banc Corp.	12,863	187,928
Financial Institutions, Inc.	35,431	1,090,921
First BanCorp	78,800	847,888
First Business Financial Services, Inc.	9,999	238,276
First Choice Bancorp	200	4,440
First Financial Corp.	659	28,607
First Financial Northwest, Inc.	13,629	201,437
First Foundation, Inc.	83,760	1,259,750
First Internet Bancorp	34,756	732,657
First Midwest Bancorp, Inc.	70,873	1,532,983
First Northwest Bancorp	1,600	25,712
First of Long Island Corp.	16,185	358,012
Flushing Financial Corp.	35,553	723,859
Franklin Financial Network, Inc.	37,895	1,117,903
Fulton Financial Corp.	2,800	47,600
Great Southern Bancorp, Inc.	11,534	691,579
Hancock Whitney Corp.	19,900	826,248
Hanmi Financial Corp.	49,274	1,058,898
Hope Bancorp, Inc.	12,200	179,950
IberiaBank Corp.	11,793	926,576
Investar Holding Corp.	1,200	28,932
Lakeland Bancorp, Inc.	21,300	348,894
LCNB Corp.	7,814	140,730
Mercantile Bank Corp.	4,900	164,640
Metropolitan Bank Holding Corp. (a)	15,003	629,676
MidWestOne Financial Group, Inc.	20,203	627,707
Northeast Bank	7,723	169,520
OFG Bancorp	31,217	706,441
Orrstown Financial Services, Inc.	8,501	194,418
PCB Bancorp	8,666	143,856
Peapack-Gladstone Financial Corp.	35,408	1,006,649
Preferred Bank	14,400	780,336
RBB Bancorp	34,686	697,189
Republic Bancorp, Inc., Class A	10,831	517,397
SB One Bancorp	3,300	75,603
Sierra Bancorp	1,400	36,498
SmartFinancial, Inc. (a)	7,864	170,570
Southern National Bancorp of Virginia, Inc.	5,380	85,650
TriState Capital Holdings, Inc. (a)	23,406	491,526
Unity Bancorp, Inc.	2,152	44,568
WesBanco, Inc.	37,937	1,387,735
West Bancorp., Inc.	1,940	41,089
		28,391,352
Beverages 1.0%
Boston Beer Co., Inc., Class A (a)	4,300	1,686,976
Coca-Cola Consolidated, Inc.	4,418	1,296,815
Craft Brew Alliance, Inc. (a)	30,122	473,217
Primo Water Corp. (a)	3,800	56,126
		3,513,134
Biotechnology 7.1%
ACADIA Pharmaceuticals, Inc. (a)	28,272	694,926
Acceleron Pharma, Inc. (a)	17,620	769,289
Aimmune Therapeutics, Inc. (a)	23,512	452,606
Amicus Therapeutics, Inc. (a)	70,401	872,972
Anaptysbio, Inc. (a)	8,331	447,458
Arena Pharmaceuticals, Inc. (a)	13,189	826,687
Arrowhead Pharmaceuticals, Inc. (a)(b)	23,826	692,384
Atara Biotherapeutics, Inc. (a)	17,739	253,136
Audentes Therapeutics, Inc. (a)	13,141	511,448
Biohaven Pharmaceutical Holding Co., Ltd. (a)	10,400	447,616
Blueprint Medicines Corp. (a)	11,269	1,128,590
Clovis Oncology, Inc. (a)	21,078	222,373
Editas Medicine, Inc. (a)	19,934	503,334
Emergent BioSolutions, Inc. (a)	13,737	606,351
Enanta Pharmaceuticals, Inc. (a)	5,883	441,343
FibroGen, Inc. (a)	19,047	900,161
Global Blood Therapeutics, Inc. (a)	14,354	786,599
Halozyme Therapeutics, Inc. (a)	62,123	1,055,470
Heron Therapeutics, Inc. (a)	25,251	440,378
Immunomedics, Inc. (a)(b)	45,791	675,417
Insmed, Inc. (a)	21,736	477,105
Intercept Pharmaceuticals, Inc. (a)(b)	7,565	475,460
Invitae Corp. (a)	23,700	637,293
Iovance Biotherapeutics, Inc. (a)	28,020	689,012
Ironwood Pharmaceuticals, Inc. (a)	43,272	459,981
Ligand Pharmaceuticals, Inc. (a)	5,183	474,296
Madrigal Pharmaceuticals, Inc. (a)(b)	3,267	285,176
Mirati Therapeutics, Inc. (a)	6,200	655,960
Momenta Pharmaceuticals, Inc. (a)	31,617	357,272
Myriad Genetics, Inc. (a)	19,713	574,437
OPKO Health, Inc. (a)(b)	143,569	302,931
Portola Pharmaceuticals, Inc. (a)(b)	20,352	542,991
Prothena Corp. PLC (a)	41,995	393,073
PTC Therapeutics, Inc. (a)	16,083	774,718
Radius Health, Inc. (a)	21,406	459,373
REGENXBIO, Inc. (a)	9,212	409,105
Repligen Corp. (a)	13,237	1,249,440
Retrophin, Inc. (a)	25,273	500,153
Sangamo Therapeutics, Inc. (a)	38,033	456,776
Spark Therapeutics, Inc. (a)	8,587	858,872
Spectrum Pharmaceuticals, Inc. (a)	40,997	310,757
Ultragenyx Pharmaceutical, Inc. (a)	15,536	936,199
Vanda Pharmaceuticals, Inc. (a)	22,122	275,419
Xencor, Inc. (a)	15,843	697,409
		25,981,746
Building Products 0.9%
Armstrong Flooring, Inc. (a)	34,454	288,035
Builders FirstSource, Inc. (a)	86,200	1,480,916
JELD-WEN Holding, Inc. (a)	100	2,191
Patrick Industries, Inc. (a)	11,439	524,707
Quanex Building Products Corp.	64,372	1,198,607
		3,494,456
Capital Markets 0.6%
Artisan Partners Asset Management, Inc., Class A	8,700	257,433
Brightsphere Investment Group, Inc.	21,000	224,700
Donnelley Financial Solutions, Inc. (a)	12,700	173,101
Federated Investors, Inc., Class B	23,100	802,725
GAMCO Investors, Inc., Class A	1,200	24,360
INTL FCStone, Inc. (a)	13,419	547,227
Ladenburg Thalmann Financial Services, Inc.	54,100	167,169
		2,196,715
Chemicals 1.8%
AdvanSix, Inc. (a)	47,820	1,226,105
FutureFuel Corp.	19,786	230,507
Hawkins, Inc.	14,939	652,386
Koppers Holdings, Inc. (a)	19,500	532,350
OMNOVA Solutions, Inc. (a)	21,718	216,094
Stepan Co.	15,166	1,503,709
Tredegar Corp.	69,403	1,156,948
Trinseo S.A.	28,673	1,112,799
		6,630,898
Commercial Services & Supplies 2.1%
ABM Industries, Inc.	38,282	1,611,289
CECO Environmental Corp. (a)	3,400	31,382
Heritage-Crystal Clean, Inc. (a)	2,100	58,905
Herman Miller, Inc.	35,357	1,603,086
Kimball International, Inc., Class B	13,400	232,356
Knoll, Inc.	7,800	189,150
LSC Communications, Inc.	9,800	9,800
R.R. Donnelley & Sons Co.	193,851	391,579
Steelcase, Inc., Class A	79,328	1,341,437
Tetra Tech, Inc.	23,200	1,837,440
Viad Corp.	5,700	394,098
		7,700,522
Communications Equipment 0.6%
ADTRAN, Inc.	3,100	34,441
CalAmp Corp. (a)	5,983	66,770
Clearfield, Inc. (a)	721	9,553
Comtech Telecommunications Corp.	4,200	124,992
DASAN Zhone Solutions, Inc. (a)	400	4,028
Digi International, Inc. (a)	4,124	54,148
Extreme Networks, Inc. (a)	5,100	41,514
InterDigital, Inc.	5,800	373,694
NetScout Systems, Inc. (a)	40,314	1,049,777
Viavi Solutions, Inc. (a)	40,391	592,536
		2,351,453
Construction & Engineering 1.9%
Comfort Systems USA, Inc.	18,594	780,948
EMCOR Group, Inc.	22,400	1,890,336
Great Lakes Dredge & Dock Corp. (a)	108,363	1,162,735
MasTec, Inc. (a)	14,300	733,876
MYR Group, Inc. (a)	32,235	1,164,328
Sterling Construction Co., Inc. (a)	87,526	1,095,826
		6,828,049
Construction Materials 0.3%
U.S. Concrete, Inc. (a)	22,400	1,054,816

Consumer Finance 0.8%
Elevate Credit, Inc. (a)	35,657	148,333
Enova International, Inc. (a)	38,568	1,039,408
EZCORP, Inc., Class A (a)	90,434	890,775
FirstCash, Inc.	3,400	342,176
World Acceptance Corp. (a)	4,200	532,266
		2,952,958
Containers & Packaging 0.1%
Myers Industries, Inc.	17,800	287,826
UFP Technologies, Inc. (a)	4,400	191,664
		479,490
Distributors 0.4%
Core-Mark Holding Co., Inc.	35,816	1,340,593
Weyco Group, Inc.	800	22,016
		1,362,609
Diversified Consumer Services 1.3%
American Public Education, Inc. (a)	1,017	33,582
Career Education Corp. (a)	60,600	1,148,976
Collectors Universe, Inc.	14,200	336,682
Houghton Mifflin Harcourt Co. (a)	55,052	322,054
K12, Inc. (a)	42,618	1,272,147
Laureate Education, Inc., Class A (a)	84,467	1,384,414
Select Interior Concepts, Inc., Class A (a)	10,200	116,790
Strategic Education, Inc.	1,900	338,181
		4,952,826
Diversified Financial Services 0.3%
Cannae Holdings, Inc. (a)	30,349	878,604
FGL Holdings	8,200	66,830
		945,434
Diversified Telecommunication Services 0.7%
ATN International, Inc.	6,649	374,139
Bandwidth, Inc., Class A (a)	12,500	931,250
IDT Corp., Class B (a)	25,300	257,048
Iridium Communications, Inc. (a)	40,900	1,040,496
		2,602,933
Electric Utilities 1.0%
Genie Energy, Ltd., Class B (b)	55,300	609,406
Portland General Electric Co.	35,272	1,934,669
Spark Energy, Inc., Class A	90,764	992,958
		3,537,033
Electrical Equipment 1.8%
Allied Motion Technologies, Inc.	1,501	59,500
American Superconductor Corp. (a)	56,300	500,507
Atkore International Group, Inc. (a)	49,224	1,343,323
AZZ, Inc.	7,259	338,124
Encore Wire Corp.	22,835	1,254,098
EnerSys	12,334	840,069
Generac Holdings, Inc. (a)	26,091	1,886,379
Powell Industries, Inc.	6,500	240,435
Preformed Line Products Co.	1,567	90,526
		6,552,961
Electronic Equipment, Instruments & Components 2.6%
Anixter International, Inc. (a)	5,372	345,742
AVX Corp.	8,451	128,709
Belden, Inc.	18,334	833,464
Benchmark Electronics, Inc.	14,190	383,981
CTS Corp.	600	18,912
ePlus, Inc. (a)	2,267	172,065
Insight Enterprises, Inc. (a)	21,992	1,210,000
Iteris, Inc. (a)	6,700	36,247
Itron, Inc. (a)	6,200	384,400
KEMET Corp.	6,958	139,995
Kimball Electronics, Inc. (a)	4,500	71,550
Knowles Corp. (a)	14,500	295,075
Methode Electronics, Inc.	6,700	200,665
MTS Systems Corp.	1,600	92,192
Napco Security Technologies, Inc. (a)	2,100	60,795
OSI Systems, Inc. (a)	6,225	700,686
PC Connection, Inc.	4,192	137,120
Plexus Corp. (a)	5,373	320,822
Rogers Corp. (a)	3,200	507,712
Sanmina Corp. (a)	40,973	1,300,893
ScanSource, Inc. (a)	3,200	108,640
Tech Data Corp. (a)	13,641	1,382,379
TTM Technologies, Inc. (a)	17,342	181,397
Vishay Intertechnology, Inc.	23,602	401,234
		9,414,675
Energy Equipment & Services 1.0%
C&J Energy Services, Inc. (a)	44,300	484,642
Exterran Corp. (a)	6,900	94,185
FTS International, Inc. (a)	24,600	97,662
Keane Group, Inc. (a)	66,975	421,273
Matrix Service Co. (a)	52,385	962,312
ProPetro Holding Corp. (a)	73,344	1,329,727
Select Energy Services, Inc., Class A (a)	20,500	208,485
Superior Energy Services, Inc. (a)	91,800	83,281
		3,681,567
Entertainment 0.8%
Glu Mobile, Inc. (a)	128,227	956,573
Marcus Corp.	30,750	1,075,942
Rosetta Stone, Inc. (a)	39,811	914,061
		2,946,576
Equity Real Estate Investment Trusts 5.1%
American Assets Trust, Inc.	28,000	1,299,200
Americold Realty Trust	16,926	567,529
Ashford Hospitality Trust, Inc.	73,059	197,990
Bluerock Residential Growth REIT, Inc.	4,300	50,697
Braemar Hotels & Resorts, Inc.	89,497	816,213
CareTrust REIT, Inc.	61,332	1,424,742
Corepoint Lodging, Inc.	24,395	286,153
EastGroup Properties, Inc.	15,583	1,877,440
Essential Properties Realty Trust, Inc.	15,900	335,808
GEO Group, Inc.	70,338	1,252,720
Innovative Industrial Properties, Inc. (b)	5,600	591,752
Lexington Realty Trust	153,351	1,513,574
Nexpoint Residential Trust, Inc.	3,700	159,692
Physicians Realty Trust	14,400	247,824
Preferred Apartment Communities, Inc., Class A	10,724	155,391
PS Business Parks, Inc.	9,821	1,718,675
Rexford Industrial Realty, Inc.	22,300	923,220
Ryman Hospitality Properties, Inc.	20,968	1,572,600
Sunstone Hotel Investors, Inc.	95,298	1,258,886
Terreno Realty Corp.	18,600	908,796
Xenia Hotels & Resorts, Inc.	70,874	1,518,830
		18,677,732
Food & Staples Retailing 0.7%
Natural Grocers by Vitamin Cottage, Inc. (a)	69,740	639,516
Performance Food Group Co. (a)	44,353	1,944,879
Village Super Market, Inc., Class A	3,100	77,593
		2,661,988
Food Products 1.3%
Fresh Del Monte Produce, Inc.	39,400	1,195,002
John B. Sanfilippo & Son, Inc.	14,550	1,264,540
Sanderson Farms, Inc.	11,700	1,532,934
Seneca Foods Corp., Class A (a)	7,367	232,650
Simply Good Foods Co. (a)	24,700	672,581
		4,897,707
Health Care Equipment & Supplies 4.3%
Accuray, Inc. (a)	193,944	802,928
AngioDynamics, Inc. (a)	300	6,114
Cardiovascular Systems, Inc. (a)	30,700	1,406,981
CONMED Corp.	17,300	1,511,155
Glaukos Corp. (a)	9,800	800,464
Haemonetics Corp. (a)	400	48,832
Integer Holdings Corp. (a)	18,474	1,617,029
Lantheus Holdings, Inc. (a)	47,105	1,065,515
Meridian Bioscience, Inc.	14,991	179,143
Merit Medical Systems, Inc. (a)	8,800	347,248
Novocure, Ltd. (a)	15,173	1,262,697
NuVasive, Inc. (a)	27,454	1,828,437
Orthofix Medical, Inc. (a)	13,800	737,610
RTI Surgical Holdings, Inc. (a)	65,232	277,888
SeaSpine Holdings Corp. (a)	40,483	514,539
Tandem Diabetes Care, Inc. (a)	26,400	1,674,552
Varex Imaging Corp. (a)	41,500	1,319,285
Zynex, Inc. (b)	44,500	370,240
		15,770,657
Health Care Providers & Services 1.3%
AMN Healthcare Services, Inc. (a)	8,300	443,054
Cross Country Healthcare, Inc. (a)	4,000	37,960
Ensign Group, Inc.	27,561	1,660,826
HealthEquity, Inc. (a)	9,050	741,919
Magellan Health, Inc. (a)	12,400	872,216
R1 RCM, Inc. (a)	39,700	499,426
RadNet, Inc. (a)	9,306	137,078
Triple-S Management Corp., Class B (a)	23,786	570,376
		4,962,855
Health Care Technology 1.5%
Computer Programs & Systems, Inc.	22,050	569,111
HealthStream, Inc. (a)	14,526	410,214
HMS Holdings Corp. (a)	38,159	1,331,749
Inovalon Holdings, Inc., Class A (a)(b)	48,400	726,000
NextGen Healthcare, Inc. (a)	59,135	967,449
Omnicell, Inc. (a)	21,021	1,580,989
		5,585,512
Hotels, Restaurants & Leisure 1.8%
Bloomin' Brands, Inc.	45,299	771,442
Carrols Restaurant Group, Inc. (a)	9,130	85,092
Century Casinos, Inc. (a)	38,800	382,956
Cracker Barrel Old Country Store, Inc.	4,100	712,211
Denny's Corp. (a)	21,400	483,426
Everi Holdings, Inc. (a)	101,978	1,224,756
Habit Restaurants, Inc., Class A (a)	56,103	561,030
J. Alexander's Holdings, Inc. (a)	22,114	238,168
Lindblad Expeditions Holdings, Inc. (a)	9,800	184,534
Potbelly Corp. (a)	15,902	66,152
RCI Hospitality Holdings, Inc.	2,300	38,985
SeaWorld Entertainment, Inc. (a)	43,070	1,316,650
Speedway Motorsports, Inc.	5,500	108,900
Texas Roadhouse, Inc.	2,415	133,380
Wingstop, Inc.	3,300	315,447
		6,623,129
Household Durables 3.1%
Bassett Furniture Industries, Inc.	3,800	48,564
Beazer Homes USA, Inc. (a)	76,600	897,752
Ethan Allen Interiors, Inc.	55,544	1,143,095
Flexsteel Industries, Inc.	14,454	265,520
Installed Building Products, Inc. (a)	4,200	223,776
KB Home	55,800	1,465,866
M/I Homes, Inc. (a)	36,100	1,276,857
MDC Holdings, Inc.	40,100	1,449,214
Meritage Homes Corp. (a)	26,000	1,633,060
Skyline Champion Corp. (a)	2,500	71,250
Taylor Morrison Home Corp. (a)	70,200	1,580,904
TopBuild Corp. (a)	13,000	1,054,690
TRI Pointe Group, Inc. (a)	17,300	236,837
		11,347,385
Independent Power & Renewable Electricity Producers 0.1%
Atlantic Power Corp. (a)(b)	180,015	430,236

Insurance 2.9%
American Equity Investment Life Holding Co.	4,335	111,843
Argo Group International Holdings, Ltd.	20,775	1,421,841
Crawford & Co.
Class A	11,600	119,828
Class B	9,129	85,539
eHealth, Inc. (a)	16,100	1,670,375
Employers Holdings, Inc.	30,404	1,334,736
FedNat Holding Co.	22,086	275,854
Genworth Financial, Inc., Class A (a)	336,794	1,343,808
Hallmark Financial Services, Inc. (a)	25,068	388,554
HCI Group, Inc.	1,866	74,808
Heritage Insurance Holdings, Inc.	63,491	853,319
Kemper Corp.	100	8,802
National General Holdings Corp.	54,912	1,357,974
Safety Insurance Group, Inc.	1,000	98,660
Selective Insurance Group, Inc.	3,000	225,600
State Auto Financial Corp.	6,200	214,396
Stewart Information Services Corp.	19,062	721,115
Tiptree, Inc.	9,279	63,376
Universal Insurance Holdings, Inc.	10,766	267,104
		10,637,532
Interactive Media & Services 0.6%
DHI Group, Inc. (a)	85,900	316,112
Liberty TripAdvisor Holdings, Inc., Class A (a)	81,033	935,931
Meet Group, Inc. (a)	56,315	193,724
QuinStreet, Inc. (a)	3,800	61,902
Travelzoo (a)	61,840	777,947
		2,285,616
Internet & Direct Marketing Retail 0.9%
1-800-Flowers.com, Inc., Class A (a)	59,450	1,164,031
Groupon, Inc. (a)	182,400	574,560
Lands' End, Inc. (a)	79,190	863,171
Rubicon Project, Inc. (a)	71,200	541,832
		3,143,594
IT Services 2.1%
Brightcove, Inc. (a)	6,700	83,616
Carbonite, Inc. (a)	1,600	28,688
Cardtronics PLC, Class A (a)	19,964	568,575
Cass Information Systems, Inc.	700	35,637
Conduent, Inc. (a)	16,200	147,420
CSG Systems International, Inc.	5,800	297,192
EVERTEC, Inc.	10,561	338,163
Hackett Group, Inc.	1,100	18,062
I3 Verticals, Inc., Class A (a)	6,200	177,134
KBR, Inc.	40,600	1,071,028
Limelight Networks, Inc. (a)	5,300	14,363
LiveRamp Holdings, Inc. (a)	12,023	633,492
ManTech International Corp., Class A	1,100	75,658
MAXIMUS, Inc.	11,505	845,733
NIC, Inc.	1,000	18,140
Paysign, Inc. (a)(b)	3,800	53,618
Perficient, Inc. (a)	31,561	1,078,439
Perspecta, Inc.	24,783	578,187
Presidio, Inc.	72,828	1,019,592
Science Applications International Corp.	3,500	298,795
Sykes Enterprises, Inc. (a)	6,625	187,421
TTEC Holdings, Inc.	2,520	118,239
Unisys Corp. (a)(b)	8,400	104,076
		7,791,268
Leisure Products 0.2%
Malibu Boats, Inc., Class A (a)	10,000	301,300
Mastercraft Boat Holdings, Inc. (a)	26,854	445,776
		747,076
Life Sciences Tools & Services 2.0%
Fluidigm Corp. (a)	97,478	1,145,366
Medpace Holdings, Inc. (a)	21,413	1,686,488
NanoString Technologies, Inc. (a)	41,393	1,360,174
NeoGenomics, Inc. (a)	60,883	1,483,719
Syneos Health, Inc. (a)	32,224	1,646,324
		7,322,071
Machinery 3.4%
Blue Bird Corp. (a)	17,174	355,845
Commercial Vehicle Group, Inc. (a)	140,481	1,140,706
EnPro Industries, Inc.	20,200	1,435,008
Harsco Corp. (a)	27,785	651,836
Hillenbrand, Inc.	20,300	683,907
Hyster-Yale Materials Handling, Inc.	200	12,368
L.B. Foster Co., Class A (a)	41,536	1,003,925
Meritor, Inc. (a)	58,930	1,457,339
Miller Industries, Inc.	23,349	728,956
Mueller Industries, Inc.	46,384	1,400,333
Navistar International Corp. (a)	2,900	90,596
Park-Ohio Holdings Corp.	19,373	592,814
TriMas Corp. (a)	40,579	1,216,964
Wabash National Corp.	77,426	1,225,653
Woodward, Inc.	5,000	560,200
		12,556,450
Marine 0.1%
Matson, Inc.	7,100	290,461

Media 1.4%
Central European Media Enterprises, Ltd., Class A (a)	88,900	417,830
E.W. Scripps Co., Class A	34,499	528,870
Entravision Communications Corp., Class A	217,228	708,163
Fluent, Inc. (a)	107,100	556,920
Lee Enterprises, Inc. (a)	30,700	66,619
Marchex, Inc., Class B (a)	36,600	159,210
Nexstar Media Group, Inc., Class A	3,000	305,310
Sinclair Broadcast Group, Inc., Class A	10,329	519,032
TEGNA, Inc.	109,800	1,667,862
Tribune Publishing Co.	4,283	35,421
		4,965,237
Metals & Mining 0.9%
Materion Corp.	10,900	677,217
Schnitzer Steel Industries, Inc., Class A	45,479	1,211,106
Warrior Met Coal, Inc.	51,114	1,264,560
		3,152,883
Mortgage Real Estate Investment Trusts 0.6%
Cherry Hill Mortgage Investment Corp.	54,339	841,711
PennyMac Mortgage Investment Trust	62,035	1,366,631
		2,208,342
Multi-Utilities 0.2%
Black Hills Corp.	7,900	625,285

Oil, Gas & Consumable Fuels 3.5%
Adams Resources & Energy, Inc.	1,483	48,390
Arch Coal, Inc., Class A	14,900	1,328,484
Bonanza Creek Energy, Inc. (a)	2,200	47,960
Clean Energy Fuels Corp. (a)	213,140	569,084
CONSOL Energy, Inc. (a)	29,909	642,744
Contura Energy, Inc. (a)	13,400	480,122
CVR Energy, Inc.	26,033	1,381,571
Delek U.S. Holdings, Inc.	40,732	1,754,735
Green Plains, Inc.	18,949	191,195
Hallador Energy Co.	52,106	279,288
Midstates Petroleum Co., Inc. (a)	110,852	504,377
NACCO Industries, Inc., Class A	5,825	309,599
Overseas Shipholding Group, Inc., Class A (a)	155,451	303,129
Par Pacific Holdings, Inc. (a)	21,062	485,690
Peabody Energy Corp.	59,233	1,247,447
Renewable Energy Group, Inc. (a)	28,486	387,125
REX American Resources Corp. (a)	10,801	805,755
Sandridge Energy, Inc. (a)	56,882	383,953
Teekay Tankers, Ltd., Class A (a)	162,600	199,998
World Fuel Services Corp.	41,500	1,620,160
		12,970,806
Paper & Forest Products 0.0% ‡
Verso Corp., Class A (a)	7,464	120,767

Personal Products 0.0% ‡
LifeVantage Corp. (a)	8,900	103,240
Nature's Sunshine Products, Inc. (a)	567	5,120
		108,360
Pharmaceuticals 2.0%
Akorn, Inc. (a)	1,900	7,068
Amphastar Pharmaceuticals, Inc. (a)	59,336	1,195,621
ANI Pharmaceuticals, Inc. (a)	14,814	1,253,116
Assertio Therapeutics, Inc. (a)	29,369	100,736
BioDelivery Sciences International, Inc. (a)	119,600	443,716
Chiasma, Inc. (a)	20,800	114,192
Collegium Pharmaceutical, Inc. (a)	46,436	509,403
Endo International PLC (a)	38,978	123,560
Horizon Therapeutics PLC (a)	23,113	575,283
Pacira BioSciences, Inc. (a)	31,788	1,395,175
Phibro Animal Health Corp., Class A	29,792	927,425
Siga Technologies, Inc. (a)	126,807	710,119
		7,355,414
Professional Services 1.9%
Barrett Business Services, Inc.	14,107	1,234,363
BG Staffing, Inc.	28,972	481,515
Heidrick & Struggles International, Inc.	30,552	907,394
Insperity, Inc.	11,187	1,189,737
Kelly Services, Inc., Class A	46,546	1,295,375
Kforce, Inc.	24,936	850,068
TrueBlue, Inc. (a)	45,787	905,209
		6,863,661
Real Estate Management & Development 0.6%
Altisource Portfolio Solutions S.A. (a)	48,664	1,021,944
Marcus & Millichap, Inc. (a)	12,479	414,303
RMR Group, Inc., Class A	12,209	601,171
		2,037,418
Road & Rail 0.0% ‡
Universal Logistics Holdings, Inc.	8,100	159,489

Semiconductors & Semiconductor Equipment 2.3%
Advanced Energy Industries, Inc. (a)	6,907	403,369
Amkor Technology, Inc. (a)	15,424	142,363
Cirrus Logic, Inc. (a)	10,759	527,729
Diodes, Inc. (a)	7,359	313,493
Enphase Energy, Inc. (a)	39,200	1,103,480
FormFactor, Inc. (a)	3,500	58,730
Ichor Holdings, Ltd. (a)	19,976	503,595
Inphi Corp. (a)	3,900	234,819
Lattice Semiconductor Corp. (a)	34,946	675,856
Nanometrics, Inc. (a)	4,322	135,624
PDF Solutions, Inc. (a)	4,900	65,415
Photronics, Inc. (a)	105,737	1,018,247
Rambus, Inc. (a)	19,357	241,188
Silicon Laboratories, Inc. (a)	7,700	864,017
Smart Global Holdings, Inc. (a)	7,400	225,256
Synaptics, Inc. (a)	19,209	618,146
Ultra Clean Holdings, Inc. (a)	5,300	77,327
Xperi Corp.	50,699	1,082,424
		8,291,078
Software 4.8%
A10 Networks, Inc. (a)	2,400	18,192
ACI Worldwide, Inc. (a)	19,790	664,152
Agilysys, Inc. (a)	3,400	83,402
Alarm.com Holdings, Inc. (a)	6,546	326,711
Alteryx, Inc., Class A (a)(b)	2,100	246,834
American Software, Inc., Class A	1,200	15,984
AppFolio, Inc., Class A (a)	2,692	259,913
Avaya Holdings Corp. (a)	46,029	554,189
Blackbaud, Inc.	8,687	790,517
Blackline, Inc. (a)	3,956	176,438
ChannelAdvisor Corp. (a)	1,300	11,869
CommVault Systems, Inc. (a)	6,101	277,229
Cornerstone OnDemand, Inc. (a)	14,219	841,765
Digital Turbine, Inc. (a)	18,400	99,912
Domo, Inc., Class B (a)	1,400	38,836
Ebix, Inc. (b)	18,339	844,144
Envestnet, Inc. (a)	8,419	601,201
Five9, Inc. (a)	10,476	517,200
Intelligent Systems Corp. (a)	600	29,454
j2 Global, Inc.	18,364	1,636,049
LivePerson, Inc. (a)	10,059	333,858
MicroStrategy, Inc., Class A (a)	1,478	202,087
Monotype Imaging Holdings, Inc.	5,652	112,870
OneSpan, Inc. (a)	4,733	69,197
Paylocity Holding Corp. (a)	4,886	498,812
Progress Software Corp.	29,506	1,277,315
Q2 Holdings, Inc. (a)	6,910	551,902
Qualys, Inc. (a)	6,000	519,360
Rapid7, Inc. (a)	4,100	248,665
Ringcentral, Inc., Class A (a)	3,746	531,857
SPS Commerce, Inc. (a)	9,704	1,085,198
Synchronoss Technologies, Inc. (a)	6,700	54,203
Telaria, Inc. (a)	122,830	994,923
Telenav, Inc. (a)	1,300	12,259
TiVo Corp.	21,700	164,486
Trade Desk, Inc., Class A (a)	600	157,986
Upland Software, Inc. (a)	4,061	178,643
Verint Systems, Inc. (a)	11,756	680,320
Workiva, Inc. (a)	15,327	881,149
Zix Corp. (a)	108,190	985,611
		17,574,692
Specialty Retail 2.9%
Aaron's, Inc.	8,100	510,705
Asbury Automotive Group, Inc. (a)	12,100	1,114,168
Barnes & Noble Education, Inc. (a)	84,500	295,750
Bed Bath & Beyond, Inc. (b)	7,200	69,912
Genesco, Inc. (a)	20,782	818,395
Group 1 Automotive, Inc.	16,000	1,343,360
Hibbett Sports, Inc. (a)	42,200	776,480
Lithia Motors, Inc., Class A	12,700	1,674,876
Murphy USA, Inc. (a)	18,046	1,594,545
Office Depot, Inc.	269,565	549,913
Rent-A-Center, Inc. (a)	49,571	1,339,904
RTW Retailwinds, Inc. (a)	25,784	56,209
Sonic Automotive, Inc., Class A	21,700	598,269
		10,742,486
Technology Hardware, Storage & Peripherals 0.4%
AstroNova, Inc.	1,300	31,434
Avid Technology, Inc. (a)	89,708	919,507
Diebold Nixdorf, Inc. (a)	13,500	187,785
Stratasys, Ltd. (a)	5,700	158,973
		1,297,699
Textiles, Apparel & Luxury Goods 1.0%
Deckers Outdoor Corp. (a)	11,323	1,769,559
Delta Apparel, Inc. (a)	4,100	78,064
Fossil Group, Inc. (a)(b)	40,120	442,925
Rocky Brands, Inc.	29,445	928,106
Vera Bradley, Inc. (a)	53,908	633,419
		3,852,073
Thrifts & Mortgage Finance 2.7%
Bridgewater Bancshares, Inc. (a)	11,534	137,485
Dime Community Bancshares, Inc.	61,812	1,247,366
Essent Group, Ltd. (a)	39,300	1,814,088
Flagstar Bancorp, Inc.	37,198	1,282,587
FS Bancorp, Inc.	8,253	406,873
LendingTree, Inc. (a)	1,400	451,556
Luther Burbank Corp.	45,836	511,530
Merchants Bancorp	5,100	91,239
MGIC Investment Corp. (a)	42,171	541,897
NMI Holdings, Inc., Class A (a)	51,082	1,270,920
Radian Group, Inc.	83,607	1,906,240
Riverview Bancorp, Inc.	2,894	24,599
Sterling Bancorp, Inc.	18,422	180,904
Territorial Bancorp, Inc.	5,945	170,919
		10,038,203
Tobacco 0.8%
Turning Point Brands, Inc. (b)	19,070	708,069
Universal Corp.	14,660	872,270
Vector Group, Ltd.	114,500	1,322,475
		2,902,814
Trading Companies & Distributors 1.8%
BMC Stock Holdings, Inc. (a)	62,366	1,319,041
Foundation Building Materials, Inc. (a)	65,863	1,133,502
General Finance Corp. (a)	23,537	190,179
GMS, Inc. (a)	25,400	571,754
Herc Holdings, Inc. (a)	28,300	1,277,462
Lawson Products, Inc. (a)	2,600	108,862
Rush Enterprises, Inc.
Class A	3,558	133,994
Class B	4,256	167,687
Titan Machinery, Inc. (a)	56,123	1,163,991
Veritiv Corp. (a)	10,595	184,565
Willis Lease Finance Corp. (a)	3,400	211,650
		6,462,687
Water Utilities 1.0%
American States Water Co.	18,889	1,463,331
Aquaventure Holdings, Ltd. (a)	19,110	329,265
Artesian Resources Corp., Class A	1,784	64,188
California Water Service Group	9,300	496,527
Consolidated Water Co., Ltd.	8,524	119,592
Global Water Resources, Inc.	200	2,532
Middlesex Water Co.	16,847	1,055,127
SJW Corp.	3,603	233,799
		3,764,361
Total Common Stocks (Cost $352,805,987)		357,981,480

Exchange-Traded Fund 2.5%
iShares Russell 2000 ETF (b)	57,317	8,973,550

Total Exchange-Traded Fund (Cost $8,784,422)		8,973,550

Short-Term Investments 1.2%
Affiliated Investment Company 0.6%
MainStay U.S. Government Liquidity Fund, 2.07% (c)	2,157,644	2,157,644

Unaffiliated Investment Company 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (c)(d)	2,167,234	2,167,234
Total Short-Term Investments (Cost $4,324,878)		4,324,878
Total Investments (Cost $365,915,287)	101.2%	371,279,908
Other Assets, Less Liabilities	(1.2)	(4,266,117)
Net Assets	100.0%	$367,013,791

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2019, the aggregate market value of securities on loan was $13,327,310; the total market value of collateral held by the Fund was $13,824,378. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $11,657,144.
(c)	Current yield as of July 31, 2019.
(d)	Represents security purchased with cash collateral received for securities on loan.

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$357,981,480	$—	$—	$357,981,480
Exchange-Traded Fund	8,973,550	—	—	8,973,550
Short-Term Investments
Affiliated Investment Company	2,157,644	—	—	2,157,644
Unaffiliated Investment Company	2,167,234	—	—	2,167,234
Total Short-Term Investments	4,324,878	—	—	4,324,878
Total Investments in Securities	$371,279,908	$—	$—	$371,279,908

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Total Return Bond Fund

Portfolio of Investments July 31, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 98.6% †
Asset-Backed Securities 3.0%
Auto Floor Plan Asset-Backed Securities 0.3%
Ford Credit Floorplan Master Owner Trust Series 2018-4, Class A 4.06%, due 11/15/30	$3,575,000	$3,852,752

Automobile Asset-Backed Securities 0.8%
BMW Floorplan Master Owner Trust Series 2018-1, Class A1 3.15%, due 5/15/23 (a)	1,680,000	1,706,562
Santander Retail Auto Lease Trust Series 2019-B, Class A3 2.30%, due 1/20/23 (a)	2,720,000	2,720,218
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56%, due 11/25/31 (a)	2,980,000	3,009,464
World Omni Auto Receivables Trust Series 2019-A, Class A3 3.04%, due 5/15/24	2,605,000	2,653,911
		10,090,155
Credit Cards 1.0%
American Express Credit Account Master Trust
Series 2018-9, Class A 2.705% (1 Month LIBOR + 0.38%), due 4/15/26 (b)	3,250,000	3,251,296
Series 2019-1, Class A 2.87%, due 10/15/24	2,295,000	2,338,349
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6 3.21%, due 12/7/24	3,880,000	4,012,418
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04%, due 7/15/24	2,685,000	2,742,680
		12,344,743
Other Asset-Backed Securities 0.9%
Daimler Trucks Retail Trust Series 2019-1, Class A3 2.77%, due 8/15/22 (a)	3,330,000	3,351,731
MMAF Equipment Finance LLC Series 2019-A, Class A3 2.84%, due 11/13/23 (a)	3,400,000	3,433,677
Verizon Owner Trust
Series 2018-1A, Class A1A 2.82%, due 9/20/22 (a)	2,475,000	2,488,584
Series 2019-A, Class A1A 2.93%, due 9/20/23	2,960,000	3,006,618
		12,280,610
Total Asset-Backed Securities (Cost $37,829,644)		38,568,260

Corporate Bonds 49.2%
Aerospace & Defense 0.2%
L3Harris Technologies, Inc.
4.854%, due 4/27/35	585,000	661,759
5.054%, due 4/27/45	1,215,000	1,443,936
		2,105,695
Agriculture 0.8%
Altria Group, Inc.
4.80%, due 2/14/29	2,555,000	2,757,021
9.25%, due 8/6/19	2,838,000	2,840,071
Cargill, Inc. 4.307%, due 5/14/21 (a)	3,000,000	3,101,097
JBS Investments II GmbH 7.00%, due 1/15/26 (a)	1,800,000	1,926,900
		10,625,089
Auto Components 0.4%
Toyota Motor Credit Corp. 3.05%, due 1/8/21	5,180,000	5,244,990

Auto Manufacturers 0.3%
Ford Motor Credit Co. LLC
3.35%, due 11/1/22	1,280,000	1,278,709
4.25%, due 9/20/22	1,015,000	1,042,887
General Motors Financial Co., Inc. 3.20%, due 7/13/20	1,620,000	1,626,604
		3,948,200
Auto Parts & Equipment 0.1%
ZF North America Capital, Inc. 4.00%, due 4/29/20 (a)	1,065,000	1,069,727

Banks 11.4%
Bank of America Corp.
3.248%, due 10/21/27	5,450,000	5,588,661
3.30%, due 1/11/23	680,000	697,865
3.419%, due 12/20/28 (c)	468,000	482,192
3.50%, due 4/19/26	2,750,000	2,872,620
3.593%, due 7/21/28 (c)	2,300,000	2,398,906
3.705%, due 4/24/28 (c)	5,000,000	5,254,531
4.25%, due 10/22/26	6,900,000	7,369,951
5.797% (3 Month LIBOR + 3.387%), due 9/3/19 (b)(d)(e)	2,075,000	2,078,652
6.30%, due 3/10/26 (c)(d)(e)	1,500,000	1,680,000
Barclays PLC 4.61%, due 2/15/23 (c)	1,205,000	1,239,925
BB&T Corp.
3.05%, due 6/20/22	4,105,000	4,179,318
3.75%, due 12/6/23	4,150,000	4,388,483
Citibank N.A. 3.165%, due 2/19/22 (c)	4,170,000	4,214,714
Citigroup, Inc.
3.40%, due 5/1/26	1,950,000	2,018,658
3.70%, due 1/12/26	4,190,000	4,417,434
3.887%, due 1/10/28 (c)	3,489,000	3,687,991
4.05%, due 7/30/22	580,000	603,083
5.30%, due 5/6/44	2,314,000	2,800,655
Discover Bank
7.00%, due 4/15/20	1,340,000	1,381,216
8.70%, due 11/18/19	474,000	482,146
Goldman Sachs Group, Inc.
3.50%, due 11/16/26	4,305,000	4,423,943
6.75%, due 10/1/37	735,000	974,553
HSBC Holdings PLC 3.973%, due 5/22/30 (c)	1,830,000	1,914,699
Huntington National Bank 3.55%, due 10/6/23	1,820,000	1,895,453
JPMorgan Chase & Co.
2.95%, due 10/1/26	4,870,000	4,938,121
3.375%, due 5/1/23	6,500,000	6,665,298
3.782%, due 2/1/28 (c)	3,900,000	4,144,615
4.005%, due 4/23/29 (c)	4,000,000	4,312,786
5.50%, due 10/15/40	745,000	960,189
Lloyds Banking Group PLC 4.582%, due 12/10/25	8,183,000	8,503,172
Morgan Stanley
2.625%, due 11/17/21	5,755,000	5,786,752
3.591%, due 7/22/28 (c)	6,850,000	7,114,720
3.875%, due 1/27/26	380,000	402,265
4.875%, due 11/1/22	3,945,000	4,214,035
5.00%, due 11/24/25	4,535,000	5,011,648
5.75%, due 1/25/21	5,000,000	5,238,275
6.25%, due 8/9/26	2,000,000	2,414,190
PNC Financial Services Group, Inc. 3.45%, due 4/23/29	4,700,000	4,932,260
Royal Bank of Scotland Group PLC
5.125%, due 5/28/24	3,550,000	3,715,922
6.00%, due 12/19/23	280,000	302,135
U.S. Bank N.A. 3.45%, due 11/16/21	4,935,000	5,061,540
Wachovia Corp. 5.50%, due 8/1/35	1,220,000	1,479,773
Wells Fargo & Co. 5.375%, due 11/2/43	265,000	325,098
Wells Fargo Bank N.A.
2.60%, due 1/15/21	3,865,000	3,878,702
5.85%, due 2/1/37	555,000	720,424
		147,167,569
Beverages 1.2%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, due 1/23/25	970,000	1,044,065
4.75%, due 1/23/29	1,930,000	2,198,546
Constellation Brands, Inc.
3.875%, due 11/15/19	5,000,000	5,016,692
4.50%, due 5/9/47	2,740,000	2,915,117
PepsiCo, Inc. 2.00%, due 4/15/21 (d)	4,565,000	4,553,697
		15,728,117
Biotechnology 0.5%
Biogen, Inc. 2.90%, due 9/15/20	2,010,000	2,018,887
Gilead Sciences, Inc. 2.55%, due 9/1/20	4,010,000	4,018,924
		6,037,811
Building Materials 0.3%
Standard Industries, Inc. 5.375%, due 11/15/24 (a)	3,830,000	3,925,712

Chemicals 1.4%
Air Liquide Finance S.A. 1.75%, due 9/27/21 (a)	2,470,000	2,440,034
Braskem Netherlands Finance B.V. 4.50%, due 1/10/28 (a)	5,665,000	5,719,950
Eastman Chemical Co. 2.70%, due 1/15/20	1,663,000	1,663,759
Huntsman International LLC 4.50%, due 5/1/29	2,949,000	3,038,404
Mexichem S.A.B. de C.V. 4.00%, due 10/4/27 (a)	2,400,000	2,427,720
W.R. Grace & Co. 5.125%, due 10/1/21 (a)	3,095,000	3,207,194
		18,497,061
Commercial Services 0.5%
Herc Holdings, Inc. 5.50%, due 7/15/27 (a)	2,800,000	2,803,500
IHS Markit, Ltd. 4.25%, due 5/1/29	3,745,000	3,946,481
		6,749,981
Computers 0.7%
Apple, Inc. 1.55%, due 8/4/21	2,215,000	2,188,581
Dell International LLC / EMC Corp. (a)
4.90%, due 10/1/26	3,710,000	3,882,019
5.30%, due 10/1/29	3,380,000	3,594,927
		9,665,527
Cosmetics & Personal Care 0.5%
First Quality Finance Co., Inc. 4.625%, due 5/15/21 (a)	3,815,000	3,810,231
Unilever Capital Corp. 1.375%, due 7/28/21	2,450,000	2,408,893
		6,219,124
Diversified Financial Services 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50%, due 5/26/22	3,690,000	3,751,592
4.50%, due 5/15/21	240,000	247,339
Air Lease Corp. 4.25%, due 9/15/24	6,445,000	6,818,333
Allied Universal Holdco. LLC 6.625%, due 7/15/26 (a)	2,570,000	2,685,650
Ally Financial, Inc.
3.75%, due 11/18/19	1,700,000	1,705,100
3.875%, due 5/21/24	1,270,000	1,311,275
4.125%, due 3/30/20	2,560,000	2,579,200
7.50%, due 9/15/20	166,000	173,885
8.00%, due 11/1/31	2,915,000	3,895,898
Capital One Bank USA N.A. 3.375%, due 2/15/23	3,046,000	3,110,907
Discover Financial Services 3.85%, due 11/21/22	1,526,000	1,584,291
International Lease Finance Corp. 5.875%, due 8/15/22	2,200,000	2,395,544
Peachtree Corners Funding Trust 3.976%, due 2/15/25 (a)	1,780,000	1,857,572
		32,116,586
Electric 1.4%
Connecticut Light & Power Co. 4.00%, due 4/1/48	1,805,000	2,016,062
Duquesne Light Holdings, Inc. (a)
3.616%, due 8/1/27	1,645,000	1,661,622
5.90%, due 12/1/21	3,000,000	3,187,994
IPALCO Enterprises, Inc. 3.45%, due 7/15/20	1,375,000	1,381,922
N.V. Energy, Inc. 6.25%, due 11/15/20	5,000,000	5,233,241
PPL Capital Funding, Inc. 5.00%, due 3/15/44	1,000,000	1,130,819
Puget Energy, Inc. 6.50%, due 12/15/20	3,155,000	3,314,810
		17,926,470
Electronics 0.5%
Honeywell International, Inc. 1.85%, due 11/1/21	6,400,000	6,349,525

Environmental Controls 0.5%
Waste Connections, Inc. 3.50%, due 5/1/29	1,880,000	1,957,727
Waste Management, Inc. 2.40%, due 5/15/23	4,605,000	4,609,953
		6,567,680
Food 1.5%
JBS USA LUX S.A. / JBS Food Co. / JBS USA Finance, Inc. 5.50%, due 1/15/30 (a)	1,930,000	1,930,000
Kerry Group Financial Services Unlimited Co. 3.20%, due 4/9/23 (a)	4,375,000	4,419,421
Mars, Inc. (a)
3.20%, due 4/1/30	1,100,000	1,143,495
3.60%, due 4/1/34	930,000	1,000,390
Mondelez International Holdings Netherlands B.V. 2.00%, due 10/28/21 (a)	4,495,000	4,449,100
Smithfield Foods, Inc. (a)
2.70%, due 1/31/20	1,840,000	1,835,616
5.20%, due 4/1/29	960,000	1,042,453
Tyson Foods, Inc. 5.15%, due 8/15/44	3,000,000	3,403,341
		19,223,816
Gas 0.4%
Atmos Energy Corp. 4.30%, due 10/1/48	1,465,000	1,665,510
NiSource, Inc. 3.49%, due 5/15/27	2,935,000	3,042,638
Southern California Gas Co. 3.20%, due 6/15/25	915,000	936,708
		5,644,856
Health Care - Products 1.3%
Becton Dickinson & Co.
3.363%, due 6/6/24	6,075,000	6,277,018
4.669%, due 6/6/47	2,500,000	2,817,014
Zimmer Biomet Holdings, Inc. 3.55%, due 4/1/25	6,900,000	7,129,614
		16,223,646
Health Care - Services 0.2%
Anthem, Inc. 4.65%, due 1/15/43	1,895,000	2,063,297

Holding Company - Diversified 0.3%
CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (a)	3,575,000	3,638,845

Home Builders 0.6%
NVR, Inc. 3.95%, due 9/15/22	6,420,000	6,583,717
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24	1,320,000	1,376,100
		7,959,817
Home Furnishing 0.5%
Whirlpool Corp. 4.85%, due 6/15/21	5,890,000	6,126,856

Insurance 2.1%
Alterra Finance LLC 6.25%, due 9/30/20	2,900,000	3,017,487
AXA Equitable Holdings, Inc. 4.35%, due 4/20/28	5,025,000	5,280,741
Liberty Mutual Group, Inc. 6.50%, due 5/1/42 (a)	3,675,000	4,957,479
Markel Corp. 3.625%, due 3/30/23	2,515,000	2,588,097
Metropolitan Life Global Funding I 1.95%, due 9/15/21 (a)	3,840,000	3,810,703
Protective Life Corp. 7.375%, due 10/15/19	4,180,000	4,220,079
Protective Life Global Funding 2.161%, due 9/25/20 (a)	2,500,000	2,495,920
Voya Financial, Inc. 3.65%, due 6/15/26	1,305,000	1,361,374
		27,731,880
Internet 1.5%
Alibaba Group Holding, Ltd. 3.40%, due 12/6/27	5,000,000	5,098,158
Amazon.com, Inc. 5.20%, due 12/3/25	3,000,000	3,485,160
GrubHub Holdings, Inc. 5.50%, due 7/1/27 (a)	2,220,000	2,278,297
Tencent Holdings, Ltd. (a)
3.28%, due 4/11/24	4,365,000	4,468,181
3.80%, due 2/11/25	2,000,000	2,090,094
Weibo Corp. 3.50%, due 7/5/24	1,825,000	1,831,601
		19,251,491
Iron & Steel 0.6%
ArcelorMittal 4.55%, due 3/11/26	3,215,000	3,367,430
Vale Overseas, Ltd.
6.25%, due 8/10/26	2,290,000	2,578,540
6.875%, due 11/21/36	1,094,000	1,323,587
		7,269,557
Lodging 0.6%
Las Vegas Sands Corp. 3.20%, due 8/8/24	2,205,000	2,215,123
MGM Resorts International 6.00%, due 3/15/23	5,000,000	5,425,000
		7,640,123
Media 1.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.464%, due 7/23/22	4,000,000	4,188,901
Comcast Corp.
3.70%, due 4/15/24	1,584,900	1,675,891
3.95%, due 10/15/25	2,086,600	2,245,781
4.25%, due 10/15/30	1,435,000	1,606,539
4.70%, due 10/15/48	2,195,000	2,577,084
Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625%, due 8/15/27 (a)	1,118,000	1,142,456
Grupo Televisa S.A.B. 5.25%, due 5/24/49	1,890,000	1,969,766
NBC Universal Media LLC 5.15%, due 4/30/20	1,760,000	1,795,324
Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23	3,660,000	4,314,520
Walt Disney Co. 6.65%, due 11/15/37 (a)	1,640,000	2,363,711
		23,879,973
Mining 0.2%
Anglo American Capital PLC 4.875%, due 5/14/25 (a)	2,780,000	2,989,965

Miscellaneous - Manufacturing 0.3%
Textron Financial Corp. 4.253% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(b)	5,685,000	4,397,347

Oil & Gas 1.9%
Concho Resources, Inc. 4.30%, due 8/15/28	3,090,000	3,307,735
Continental Resources, Inc. 5.00%, due 9/15/22	4,199,000	4,225,865
Gazprom OAO Via Gaz Capital S.A. (a)
4.95%, due 3/23/27	358,000	379,516
4.95%, due 2/6/28	2,531,000	2,711,587
Marathon Petroleum Corp. 6.50%, due 3/1/41	1,580,000	1,986,517
Petrobras Global Finance B.V. 7.375%, due 1/17/27	1,999,000	2,362,218
Petroleos Mexicanos 6.75%, due 9/21/47	5,835,000	5,288,844
Valero Energy Corp.
4.00%, due 4/1/29	2,270,000	2,367,952
6.625%, due 6/15/37	1,660,000	2,123,100
		24,753,334
Packaging & Containers 0.5%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.25%, due 9/15/22 (a)	3,600,000	3,655,800
WRKCo, Inc.
3.00%, due 9/15/24	2,400,000	2,411,637
3.375%, due 9/15/27	1,000,000	998,823
		7,066,260
Pharmaceuticals 0.9%
Bayer U.S. Finance II LLC 3.50%, due 6/25/21 (a)	1,920,000	1,946,704
Bristol-Myers Squibb Co. 3.40%, due 7/26/29 (a)(d)	3,635,000	3,799,353
Takeda Pharmaceutical Co., Ltd. 3.80%, due 11/26/20 (a)	1,485,000	1,509,886
Zoetis, Inc.
3.25%, due 8/20/21	395,000	400,595
3.25%, due 2/1/23	3,885,000	3,972,526
		11,629,064
Pipelines 1.7%
Andeavor Logistics, L.P. / Tesoro Logistics Finance Corp. 6.25%, due 10/15/22	1,491,000	1,527,395
Columbia Pipeline Group, Inc. 3.30%, due 6/1/20	5,680,000	5,709,777
Enterprise Products Operating LLC
3.125%, due 7/31/29	2,535,000	2,549,478
4.20%, due 1/31/50	630,000	642,201
Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	385,000	474,346
MPLX, L.P. 4.875%, due 6/1/25	5,305,000	5,778,220
Spectra Energy Partners, L.P. 4.75%, due 3/15/24	5,137,000	5,567,540
		22,248,957
Real Estate 0.3%
American Tower Corp. 3.375%, due 5/15/24	4,000,000	4,112,452

Real Estate Investment Trusts 1.7%
Alexandria Real Estate Equities, Inc. 3.375%, due 8/15/31	2,090,000	2,128,082
Boston Properties, L.P. 3.20%, due 1/15/25	4,050,000	4,151,262
Crown Castle International Corp.
3.20%, due 9/1/24	5,580,000	5,689,289
5.25%, due 1/15/23	126,000	136,718
ProLogis, L.P. 4.25%, due 8/15/23	5,400,000	5,772,041
Ventas Realty, L.P. / Ventas Capital Corp. 4.25%, due 3/1/22	1,370,000	1,425,849
Welltower, Inc. 5.25%, due 1/15/22	2,445,000	2,593,258
		21,896,499
Retail 2.5%
Alimentation Couche-Tard, Inc. 2.70%, due 7/26/22 (a)	7,345,000	7,344,966
CVS Health Corp.
2.80%, due 7/20/20	6,880,000	6,893,158
4.78%, due 3/25/38	750,000	795,441
5.05%, due 3/25/48	750,000	812,902
CVS Pass-Through Trust 5.789%, due 1/10/26 (a)(f)	48,221	51,761
Darden Restaurants, Inc. 3.85%, due 5/1/27	5,980,000	6,195,261
O'Reilly Automotive, Inc. 4.625%, due 9/15/21	5,955,000	6,176,678
Starbucks Corp. 4.45%, due 8/15/49	2,300,000	2,527,401
Walmart, Inc. 3.125%, due 6/23/21	2,115,000	2,157,505
		32,955,073
Savings & Loans 0.3%
Nationwide Building Society 3.96%, due 7/18/30 (a)(c)	3,855,000	3,884,212

Semiconductors 0.6%
Broadcom, Inc. 3.125%, due 10/15/22 (a)	3,750,000	3,762,883
NXP B.V. / NXP Funding LLC 4.625%, due 6/1/23 (a)	3,825,000	4,037,455
		7,800,338
Software 0.6%
Fiserv, Inc.
2.75%, due 7/1/24	1,275,000	1,284,562
3.20%, due 7/1/26	810,000	826,519
Microsoft Corp.
2.00%, due 8/8/23	3,540,000	3,531,257
2.40%, due 8/8/26	2,500,000	2,508,030
		8,150,368
Telecommunications 2.8%
AT&T, Inc.
3.616% (3 Month LIBOR + 1.18%), due 6/12/24 (b)	3,645,000	3,712,323
3.80%, due 3/1/24	5,920,000	6,214,767
3.80%, due 2/15/27	5,660,000	5,903,127
4.35%, due 3/1/29	1,040,000	1,123,142
Level 3 Financing, Inc. 5.375%, due 1/15/24	2,160,000	2,189,419
Rogers Communications, Inc. 3.625%, due 12/15/25	1,360,000	1,437,394
Sprint Communications, Inc. 6.00%, due 11/15/22	1,800,000	1,912,500
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, due 9/20/29 (a)	6,245,000	6,565,056
T-Mobile USA, Inc. 6.375%, due 3/1/25 (d)	500,000	518,125
VEON Holdings B.V. 4.95%, due 6/16/24 (a)	3,950,000	4,156,190
Verizon Communications, Inc. 5.15%, due 9/15/23	1,955,000	2,168,318
		35,900,361
Utilities 0.3%
Duke Energy Progress LLC 3.45%, due 3/15/29	3,695,000	3,926,221

Total Corporate Bonds (Cost $615,920,918)		638,309,472

Mortgage-Backed Securities 11.9%
Agency (Collateralized Mortgage Obligations) 6.7%
Federal Home Loan Mortgage Corporation
REMIC Series 4691, Class HA 2.50%, due 6/15/40	3,683,968	3,668,879
Series 4759, Class MA 3.00%, due 9/15/45	3,138,712	3,186,472
REMIC, Series 4900, Class BE 3.00%, due 3/25/49 (f)	3,776,765	3,845,502
Series 2019-1, Class A1 3.50%, due 5/25/29	2,706,909	2,807,071
REMIC Series 4818, Class BD 3.50%, due 3/15/45	3,635,288	3,754,518
REMIC Series 4869, Class BA 3.50%, due 11/15/47	5,729,642	5,932,533
REMIC Series 4884, Class BA 3.50%, due 6/15/48	3,146,006	3,259,887
REMIC Series 4888, Class BA 3.50%, due 9/15/48	2,472,594	2,565,798
REMIC Series 4877, Class AT 3.50%, due 11/15/48	3,311,471	3,463,996
Federal National Mortgage Association
REMIC Series 2013-77, Class CY 3.00%, due 7/25/43	2,941,000	3,001,979
Series 2019-25, Class PA 3.00%, due 5/25/48	3,057,674	3,100,248
Series 2019-13, Class PE 3.00%, due 3/25/49	3,876,508	3,934,602
REMIC Series 2019-13, Class CA 3.50%, due 4/25/49	5,711,781	5,950,744
Government National Mortgage Association
Series 2017-155, Class KQ 2.75%, due 2/20/47	5,464,967	5,505,413
Series 2014-91, Class MA 3.00%, due 1/16/40	3,568,496	3,649,926
Series 2017-163, Class PA 3.00%, due 7/20/47	4,706,508	4,781,127
Series 2018-127, Class PB 3.00%, due 9/20/47	5,391,534	5,485,029
REMIC Series 2019-29, Class PE 3.00%, due 10/20/48	3,068,117	3,110,112
Series 2019-29, Class CB 3.00%, due 10/20/48	2,788,383	2,834,649
Series 2019-59, Class KA 3.00%, due 12/20/48	5,303,544	5,407,356
Series 2019-43, Class PL 3.00%, due 4/20/49	2,928,078	2,979,526
Series 2019-74, Class AT 3.00%, due 6/20/49	4,169,549	4,257,800
		86,483,167
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.2%
Bank Series 2019-BN19, Class A2 2.926%, due 8/15/61	4,755,000	4,818,145
Bayview Commercial Asset Trust Series 2006-4A, Class A1 2.496% (1 Month LIBOR + 0.23%), due 12/25/36 (a)(b)	48,349	47,035
Benchmark Mortgage Trust Series 2019-B12, Class A5 3.116%, due 8/15/52	4,417,000	4,560,000
BX Commercial Mortgage Trust Series 2018-IND, Class A 3.075% (1 Month LIBOR + 0.75%), due 11/15/35 (a)(b)	3,012,979	3,012,974
COMM Mortgage Trust Series 2013-CR8, Class A4 3.334%, due 6/10/46	2,550,658	2,624,042
Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	2,316,796	2,392,018
FREMF Mortgage Trust (a)(g)
Series 2013-K33, Class B 3.499%, due 8/25/46	3,345,000	3,460,542
Series 2013-K35, Class B 3.94%, due 8/25/23	2,735,000	2,875,054
FRESB Multifamily Mortgage Pass-Through Trust Series 2019-SB59, Class A10F 3.47%, due 1/25/29 (g)	1,794,162	1,886,395
GS Mortgage Securities Trust Series 2019-GC40, Class A4 3.16%, due 7/10/52	3,114,000	3,216,875
Hawaii Hotel Trust Series 2019-MAUI, Class A 3.475% (1 Month LIBOR + 1.15%), due 5/15/38 (a)(b)	2,490,000	2,492,312
Hudson Yards Mortgage Trust Series 2019-30HY, Class A 3.228%, due 7/10/39 (a)	3,225,000	3,339,410
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-AON, Class A 4.128%, due 7/5/31 (a)	4,915,000	5,235,217
Series 2013-C16, Class A4 4.166%, due 12/15/46	2,610,000	2,791,100
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A4 3.227%, due 10/15/48	3,314,000	3,432,854
Wells Fargo Commercial Mortgage Trust (a)(g)
Series 2018-1745, Class A 3.749%, due 6/15/36	3,450,000	3,697,893
Series 2018-AUS, Class A 4.058%, due 8/17/36	3,950,000	4,324,014
		54,205,880
Miscellaneous - Manufacturing 0.1%
JP Morgan Mortgage Trust Series 2019-LTV1, Class A4 4.00%, due 6/25/49 (a)	1,298,558	1,321,721

Residential Mortgage (Collateralized Mortgage Obligation) 0.1%
JP Morgan Mortgage Trust Series 2019-1, Class A3 4.00%, due 5/25/49 (a)(h)	1,974,836	2,022,256

Whole Loan (Collateralized Mortgage Obligations) 0.8%
Chase Home Lending Mortgage Trust Series 2019-ATR2, Class A3 3.50%, due 7/25/49 (a)(f)(h)	2,765,000	2,794,309
JP Morgan Mortgage Trust (a)(h)
Series 2019-2, Class A4 4.00%, due 8/25/49	2,352,651	2,384,266
Series 2019-3, Class A3 4.00%, due 9/25/49	2,550,574	2,606,034
Series 2019-5, Class A4 4.00%, due 11/25/49	2,171,507	2,201,991
		9,986,600
Total Mortgage-Backed Securities (Cost $151,255,364)		154,019,624

U.S. Government & Federal Agencies 34.5%
Fannie Mae (Collateralized Mortgage Obligation) 0.2%
Series 2018-26, Class P 3.50%, due 8/25/46	2,268,440	2,320,607
Series 1991-66, Class J 8.125%, due 6/25/21	48	50
		2,320,657
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.9%
3.00%, due 2/1/46	4,404,756	4,477,350
3.00%, due 4/1/47	8,534,464	8,662,896
3.00%, due 12/1/47	2,852,267	2,894,616
3.50%, due 8/1/38	7,439,202	7,700,098
3.50%, due 1/1/43	1,449,927	1,521,758
3.50%, due 1/1/44	2,581,583	2,690,810
3.50%, due 1/1/45	2,091,739	2,189,278
3.50%, due 11/1/45	1,942,630	2,025,557
3.50%, due 3/1/46	3,402,315	3,547,840
3.50%, due 11/1/46	8,084,135	8,350,009
4.00%, due 6/1/42	3,203,705	3,384,992
4.00%, due 7/1/44	1,558,282	1,650,187
4.00%, due 3/1/45	1,431,570	1,517,226
4.00%, due 12/1/46	2,407,988	2,535,800
4.00%, due 2/1/48	3,165,903	3,306,898
4.00%, due 8/1/48	8,848,712	9,162,141
4.00%, due 10/1/48	1,990,922	2,113,650
4.00%, due 2/1/49	2,714,935	2,820,884
4.50%, due 8/1/44	1,479,597	1,617,751
4.50%, due 12/1/44	6,528,152	7,035,759
4.50%, due 7/1/45	4,284,660	4,612,542
4.50%, due 4/1/46	690,356	744,401
4.50%, due 8/1/47	1,435,324	1,553,968
4.50%, due 7/1/48	8,279,303	8,683,653
4.50%, due 9/1/48	5,200,026	5,476,223
5.00%, due 11/1/41	2,062,049	2,255,253
6.50%, due 4/1/37	65,337	74,392
		102,605,932
Federal National Mortgage Association (Mortgage Pass-Through Securities) 13.7%
2.50%, due 12/1/37	4,800,011	4,785,348
3.00%, due 12/1/37	2,442,022	2,488,372
3.00%, due 5/1/38	4,888,876	4,978,464
3.00%, due 10/1/44	6,449,309	6,572,480
3.00%, due 1/1/45	3,509,368	3,576,340
3.00%, due 3/1/47	5,123,641	5,199,025
3.00%, due 12/1/47	2,807,115	2,848,680
3.00%, due 10/1/48	3,611,103	3,648,681
3.00%, due 4/1/49 TBA (i)	2,840,000	2,864,240
3.00%, due 6/1/57	5,542,193	5,589,214
3.50%, due 3/1/37	777,780	809,981
3.50%, due 2/1/42	3,718,576	3,862,569
3.50%, due 2/1/43	1,469,031	1,541,677
3.50%, due 5/1/43	4,146,059	4,318,438
3.50%, due 7/1/43	3,970,580	4,153,817
3.50%, due 11/1/44	2,101,840	2,189,909
3.50%, due 12/1/44	1,493,021	1,555,923
3.50%, due 11/1/45	4,228,406	4,377,822
3.50%, due 3/1/46	8,383,456	8,733,736
3.50%, due 2/1/48	9,719,787	10,023,298
3.50%, due 3/1/49 TBA (i)	6,445,000	6,601,593
4.00%, due 7/1/38	2,750,002	2,887,353
4.00%, due 8/1/38	1,791,756	1,887,481
4.00%, due 10/1/38	7,113,746	7,493,830
4.00%, due 3/1/42	1,511,148	1,600,018
4.00%, due 1/1/43	2,626,843	2,771,237
4.00%, due 1/1/46	6,726,244	7,118,095
4.00%, due 3/1/46	692,513	733,734
4.00%, due 6/1/48	6,733,620	6,992,938
4.00%, due 9/1/48	5,548,149	5,817,659
4.00%, due 2/1/49	2,156,059	2,235,835
4.50%, due 2/1/41	2,284,597	2,477,785
4.50%, due 4/1/41	696,908	761,954
4.50%, due 8/1/42	11,186,253	12,064,430
4.50%, due 12/1/43	3,725,544	4,006,115
4.50%, due 8/1/44	2,031,857	2,190,060
4.50%, due 6/1/48	8,184,660	8,601,861
4.50%, due 7/1/48	5,514,740	5,809,092
5.00%, due 9/1/33	2,402,471	2,619,775
5.00%, due 9/1/41	610,702	666,217
5.00%, due 10/1/41	3,035,062	3,328,983
5.50%, due 7/1/41	2,674,499	2,991,058
6.00%, due 4/1/37	10,447	11,200
6.00%, due 10/1/37	27,634	29,592
6.00%, due 7/1/39	555,627	631,761
6.50%, due 10/1/39	544,482	610,519
		177,058,189
United States Treasury Bonds 8.3%
2.875%, due 5/15/49	72,830,000	78,124,399
4.375%, due 11/15/39	16,570,000	22,008,326
5.00%, due 5/15/37	5,785,000	8,144,873
		108,277,598
United States Treasury Notes 2.4%
1.75%, due 7/31/24	18,810,000	18,726,237
1.875%, due 7/31/26	12,420,000	12,378,276
		31,104,513
United States Treasury Inflation - Indexed Notes 2.0% (j)
0.75%, due 7/15/28	6,365,736	6,642,169
0.875%, due 1/15/29	18,589,370	19,595,006
		26,237,175
Total U.S. Government & Federal Agencies (Cost $432,200,341)		447,604,064

Total Long-Term Bonds (Cost $1,237,206,267)		1,278,501,420

	Shares
Common Stocks 0.0%‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	1	11

Media 0.0% ‡
ION Media Networks, Inc. (f)(k)(l)(m)	2	793

Total Common Stocks (Cost $0)		804

Short-Term Investments 2.8%
Affiliated Investment Company 1.6%
MainStay U.S. Government Liquidity Fund, 2.07% (n)	21,284,329	21,284,329

Total Affiliated Investment Company (Cost $21,284,329)		21,284,329

	Principal Amount
U.S. Government & Federal Agencies 0.7%
United States Treasury Bills 2.013%, due 8/22/19 (o)	$8,685,000	8,674,956
Total U.S. Government & Federal Agencies (Cost $8,674,956)		8,674,956

	Shares
Unaffiliated Investment Company 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (n)(p)	6,062,305	6,062,305
Total Unaffiliated Investment Company (Cost $6,062,305)		6,062,305
Total Short-Term Investments (Cost $36,021,590)		36,021,590
Total Investments (Cost $1,273,227,857)	101.4%	1,314,523,814
Other Assets, Less Liabilities	(1.4)	(18,249,860)
Net Assets	100.0%	$1,296,273,954

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2019.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of July 31, 2019.
(d)	All or a portion of this security was held on loan. As of July 31, 2019, the aggregate market value of securities on loan was $5,948,707. The Fund received cash collateral with a value of $6,062,305.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2019, the total market value of fair valued securities was $6,692,365, which represented 0.5% of the Fund's net assets.
(g)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2019.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(i)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of July 31, 2019, the total net market value of these securities was $9,465,833, which represented 0.7% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(j)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Illiquid security - As of July 31, 2019, the total market value of the security deemed illiquid under procedures approved by the Board of Trustees was $793, which represented less than one-tenth of a percent of the Fund's net assets.
(m)	Restricted security.
(n)	Current yield as of July 31, 2019.
(o)	Interest rate shown represents yield to maturity.
(p)	Represents security purchased with cash collateral received for securities on loan.

As of July 31, 2019, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
10-Year United States Treasury Note	116	September 2019	$14,451,329	$14,780,937	$329,608
10-Year United States Treasury Ultra Note	94	September 2019	12,920,810	12,957,313	36,503
2-Year United States Treasury Note	191	September 2019	40,821,629	40,951,593	129,964
Euro Bund	18	September 2019	3,368,124	3,488,446	120,322
United States Treasury Long Bond	45	September 2019	6,712,137	7,001,719	289,582
United States Treasury Ultra Bond	93	September 2019	15,627,129	16,513,312	886,183
Total Long Contracts					1,792,162
Short Contracts
5-Year United States Treasury Note	(697)	September 2019	(80,897,803)	(81,935,618)	(1,037,815)
Euro-BTP	(22)	September 2019	(3,125,999)	(3,404,934)	(278,935)
Total Short Contracts					(1,316,750)
Net Unrealized Appreciation					$475,412

1.	As of July 31, 2019, cash in the amount of $559,493 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2019.

The following abbreviations are used in the preceding pages:

BTP	—Buoni del Tesoro Poliennali (Eurex Exchange index)
REMIC	—Real Estate Mortgage Investment Conduit

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$38,568,260	$—	$38,568,260
Corporate Bonds	—	638,309,472	—	638,309,472
Mortgage-Backed Securities	—	154,019,624	—	154,019,624
U.S. Government & Federal Agencies	—	447,604,064	—	447,604,064
Total Long-Term Bonds	—	1,278,501,420	—	1,278,501,420
Common Stocks (b)	11	—	793	804
Short-Term Investments
Affiliated Investment Company	21,284,329	—	—	21,284,329
U.S. Government & Federal Agencies	—	8,674,956	—	8,674,956
Unaffiliated Investment Company	6,062,305	—	—	6,062,305
Total Short-Term Investments	27,346,634	8,674,956	—	36,021,590
Total Investments in Securities	27,346,645	1,287,176,376	793	1,314,523,814
Other Financial Instruments
Futures Contracts (c)	1,792,162	—	—	1,792,162
Total Investments in Securities and Other Financial Instruments	$29,138,807	$1,287,176,376	$793	$1,316,315,976

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (c)	$(1,316,750)	$—	$—	$(1,316,750)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $793 is held in Media within the Common Stocks section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2019
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)	$223,017	$-	$(25,685)	$16,246	$-	$(213,578)	$-	$-	$-	-
Common Stock
Media	1,239	-	-	(446)	-	-	-	-	793	(446)
Total	$224,256	$-	$(25,685)	$15,800	$-	$(213,578)	$-	$-	$793	$(446)

(a)	Sales include principal reductions.

MainStay MacKay U.S. Equity Opportunities Fund

Portfolio of Investments July 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 94.2% †
Aerospace & Defense 2.3%
Arconic, Inc.	8,400	$210,336
Boeing Co.	12,400	4,230,632
General Dynamics Corp.	1,900	353,286
HEICO Corp., Class A	900	94,851
Huntington Ingalls Industries, Inc.	1,000	228,300
L3Harris Technologies, Inc.	1,400	290,640
Lockheed Martin Corp.	5,300	1,919,501
Northrop Grumman Corp.	3,400	1,174,938
Raytheon Co.	5,800	1,057,282
Spirit AeroSystems Holdings, Inc., Class A	15,300	1,175,652
Textron, Inc.	4,700	231,710
United Technologies Corp. (b)	16,400	2,191,040
		13,158,168
Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B (b)	14,200	1,696,474

Airlines 0.2%
Southwest Airlines Co.	9,200	474,076
United Airlines Holdings, Inc. (a)	5,100	468,741
		942,817
Auto Components 0.3%
Lear Corp.	15,500	1,965,090

Automobiles 0.3%
General Motors Co.	42,228	1,703,478

Banks 4.0%
Bank of America Corp.	240,783	7,387,222
Bank OZK	66,900	2,045,802
Citigroup, Inc.	48,568	3,456,099
First Hawaiian, Inc.	54,200	1,450,392
PNC Financial Services Group, Inc.	1,000	142,900
Signature Bank	17,000	2,166,820
Synovus Financial Corp.	57,700	2,202,409
U.S. Bancorp (b)	8,500	485,775
Wells Fargo & Co. (b)	61,067	2,956,254
		22,293,673
Beverages 1.4%
Coca-Cola Co. (b)	56,189	2,957,227
Molson Coors Brewing Co., Class B	2,600	140,374
PepsiCo., Inc.	38,084	4,867,516
		7,965,117
Biotechnology 1.8%
AbbVie, Inc. (b)	30,800	2,051,896
Alexion Pharmaceuticals, Inc. (a)	3,800	430,502
Alkermes PLC (a)	3,200	74,112
Alnylam Pharmaceuticals, Inc. (a)	700	54,313
Amgen, Inc.	12,027	2,243,998
Biogen, Inc. (a)	4,100	975,062
BioMarin Pharmaceutical, Inc. (a)	2,500	198,300
Bluebird Bio, Inc. (a)	400	52,492
Exact Sciences Corp. (a)	2,100	241,731
Exelixis, Inc. (a)	2,000	42,540
Gilead Sciences, Inc.	26,100	1,710,072
Incyte Corp. (a)	2,400	203,808
Ionis Pharmaceuticals, Inc. (a)	2,000	131,720
Neurocrine Biosciences, Inc. (a)	500	48,195
Regeneron Pharmaceuticals, Inc. (a)	1,700	518,092
Sage Therapeutics, Inc. (a)(c)	700	112,238
Sarepta Therapeutics, Inc. (a)	1,000	148,850
Seattle Genetics, Inc. (a)	760	57,539
Vertex Pharmaceuticals, Inc. (a)	5,000	833,100
		10,128,560
Building Products 0.2%
Fortune Brands Home & Security, Inc.	1,600	87,904
Johnson Controls International PLC	14,600	619,624
Masco Corp.	6,000	244,620
Owens Corning	2,100	121,800
Resideo Technologies, Inc. (a)	66	1,245
		1,075,193
Capital Markets 2.8%
Ameriprise Financial, Inc.	16,000	2,328,160
Bank of New York Mellon Corp.	60,600	2,843,352
CME Group, Inc.	1,500	291,630
Evercore, Inc., Class A	22,800	1,969,236
Goldman Sachs Group, Inc. (b)	1,200	264,156
Janus Henderson Group PLC	2,200	44,154
Lazard, Ltd., Class A	57,040	2,208,018
LPL Financial Holdings, Inc.	25,000	2,096,750
Northern Trust Corp.	5,600	548,800
Raymond James Financial, Inc.	25,600	2,065,152
S&P Global, Inc.	200	48,990
State Street Corp.	16,600	964,294
TD Ameritrade Holding Corp.	4,400	224,840
		15,897,532
Chemicals 1.8%
Air Products & Chemicals, Inc. (b)	2,600	593,502
CF Industries Holdings, Inc.	26,000	1,288,560
Chemours Co.	51,200	976,384
Dow, Inc. (a)	15,733	762,106
DuPont de Nemours, Inc. (b)	15,266	1,101,595
Ecolab, Inc.	1,400	282,422
Linde PLC (b)	5,700	1,090,296
LyondellBasell Industries N.V., Class A	18,293	1,530,941
Mosaic Co.	49,700	1,251,943
Olin Corp.	49,000	983,430
		9,861,179
Commercial Services & Supplies 0.6%
Cintas Corp.	1,800	468,792
Clean Harbors, Inc. (a)	15,600	1,213,836
Copart, Inc. (a)	4,200	325,626
Republic Services, Inc.	4,400	390,060
Waste Management, Inc. (b)	9,600	1,123,200
		3,521,514
Communications Equipment 1.3%
Ciena Corp. (a)	3,100	140,182
Cisco Systems, Inc. (b)	89,125	4,937,525
EchoStar Corp., Class A (a)	34,943	1,590,605
Motorola Solutions, Inc.	3,400	564,264
ViaSat, Inc. (a)	600	48,954
		7,281,530
Construction & Engineering 0.0% ‡
AECOM (a)	3,300	118,635
Quanta Services, Inc.	3,000	112,260
		230,895
Consumer Finance 0.5%
American Express Co. (b)	4,900	609,413
Synchrony Financial	69,300	2,486,484
		3,095,897
Containers & Packaging 0.3%
Ball Corp.	13,400	957,832
Berry Global Group, Inc. (a)	2,900	130,645
Crown Holdings, Inc. (a)	3,000	192,030
International Paper Co.	5,600	245,896
WestRock Co.	1,700	61,285
		1,587,688
Diversified Consumer Services 0.5%
Graham Holdings Co., Class B	1,200	891,276
H&R Block, Inc.	72,700	2,013,063
		2,904,339
Diversified Financial Services 2.2%
AXA Equitable Holdings, Inc.	96,000	2,158,080
Berkshire Hathaway, Inc., Class B (a)(b)	34,389	7,064,532
Jefferies Financial Group, Inc.	43,500	927,855
Voya Financial, Inc.	37,900	2,128,843
		12,279,310
Diversified Telecommunication Services 1.3%
AT&T, Inc. (b)	114,469	3,897,670
Verizon Communications, Inc. (b)	64,138	3,544,907
		7,442,577
Electric Utilities 1.4%
American Electric Power Co., Inc.	9,400	825,414
Duke Energy Corp. (b)	23,400	2,029,248
Edison International	14,400	1,073,376
Entergy Corp.	8,000	844,960
Exelon Corp.	7,400	333,444
IDACORP, Inc.	600	61,236
NextEra Energy, Inc. (b)	4,300	890,831
PG&E Corp. (a)	66,800	1,211,084
PPL Corp.	3,200	94,816
Southern Co.	8,900	500,180
		7,864,589
Electrical Equipment 0.3%
Acuity Brands, Inc.	1,000	134,220
Eaton Corp. PLC	8,500	698,615
Emerson Electric Co.	5,700	369,816
Hubbell, Inc.	1,300	168,844
Regal Beloit Corp.	1,300	103,506
		1,475,001
Electronic Equipment, Instruments & Components 0.7%
Avnet, Inc.	35,100	1,594,242
CDW Corp.	5,100	602,616
Jabil, Inc.	51,941	1,603,938
SYNNEX Corp.	500	49,270
Zebra Technologies Corp., Class A (a)	1,100	231,979
		4,082,045
Energy Equipment & Services 0.3%
Patterson-UTI Energy, Inc.	123,250	1,433,398
Schlumberger, Ltd. (b)	100	3,997
		1,437,395
Entertainment 3.7%
Cinemark Holdings, Inc.	55,200	2,203,584
Lions Gate Entertainment Corp.
Class A	81,100	1,047,001
Class B	168,100	2,049,139
Live Nation Entertainment, Inc. (a)	30,500	2,197,830
Netflix, Inc. (a)	8,500	2,745,415
Take-Two Interactive Software, Inc. (a)	19,300	2,364,636
Viacom, Inc.
Class A (c)	20,400	713,184
Class B	72,100	2,188,235
Walt Disney Co. (b)	30,249	4,325,910
Zynga, Inc., Class A (a)	157,500	1,004,850
		20,839,784
Equity Real Estate Investment Trusts 2.8%
American Campus Communities, Inc.	3,300	154,275
American Homes 4 Rent, Class A	5,800	140,418
American Tower Corp. (b)	9,000	1,904,580
Americold Realty Trust	3,800	127,414
Apartment Investment & Management Co., Class A	3,801	188,301
Apple Hospitality REIT, Inc.	5,800	91,118
AvalonBay Communities, Inc.	3,000	626,370
Boston Properties, Inc.	700	93,065
Brandywine Realty Trust	2,900	42,775
Brixmor Property Group, Inc.	8,200	155,636
Camden Property Trust	2,000	207,420
Colony Capital, Inc.	6,800	38,420
CoreSite Realty Corp.	600	62,886
Corporate Office Properties Trust	3,100	86,552
Crown Castle International Corp.	8,500	1,132,710
CyrusOne, Inc.	1,300	74,620
Empire State Realty Trust, Inc., Class A	1,500	21,015
EPR Properties	1,600	119,088
Equinix, Inc.	1,700	853,570
Equity LifeStyle Properties, Inc.	2,100	260,925
Equity Residential	7,500	591,675
Essex Property Trust, Inc.	1,400	423,108
Extra Space Storage, Inc.	1,400	157,346
Gaming and Leisure Properties, Inc.	4,900	184,779
HCP, Inc.	10,200	325,686
Healthcare Trust of America, Inc., Class A	2,200	59,246
Highwoods Properties, Inc.	100	4,533
Hospitality Properties Trust	3,900	96,369
Host Hotels & Resorts, Inc.	15,248	265,163
Iron Mountain, Inc.	6,900	202,929
Kimco Realty Corp.	6,700	128,707
Lamar Advertising Co., Class A	2,000	161,840
Life Storage, Inc.	1,100	107,239
Medical Properties Trust, Inc.	8,900	155,750
Mid-America Apartment Communities, Inc.	2,500	294,600
National Retail Properties, Inc.	3,800	198,512
Omega Healthcare Investors, Inc. (c)	4,800	174,240
Outfront Media, Inc.	3,100	84,258
Park Hotels & Resorts, Inc.	4,900	129,409
Prologis, Inc.	2,700	217,647
Public Storage	3,000	728,280
Realty Income Corp.	6,500	449,865
Regency Centers Corp.	200	13,340
Retail Properties of America, Inc., Class A	6,700	81,472
SBA Communications Corp. (a)	2,300	564,443
Simon Property Group, Inc.	6,400	1,038,080
STORE Capital Corp.	3,400	116,314
Sun Communities, Inc.	900	119,529
Taubman Centers, Inc.	1,800	72,936
UDR, Inc.	3,100	142,786
Ventas, Inc.	7,400	497,946
VEREIT, Inc.	23,500	214,320
Weingarten Realty Investors	3,300	92,103
Welltower, Inc. (b)	8,100	673,272
Weyerhaeuser Co.	15,500	393,855
WP Carey, Inc.	1,500	129,810
		15,672,545
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	14,100	3,886,383
Walmart, Inc. (b)	18,400	2,030,992
		5,917,375
Food Products 1.8%
Ingredion, Inc.	1,100	85,019
Mondelez International, Inc., Class A	8,100	433,269
Pilgrim's Pride Corp. (a)	76,400	2,067,384
Post Holdings, Inc. (a)	19,600	2,101,512
Seaboard Corp.	180	734,695
TreeHouse Foods, Inc. (a)	36,100	2,142,174
Tyson Foods, Inc., Class A	30,200	2,400,900
		9,964,953
Health Care Equipment & Supplies 4.0%
Abbott Laboratories (b)	57,800	5,034,380
Baxter International, Inc.	6,100	512,217
Becton Dickinson & Co.	1,000	252,800
Boston Scientific Corp. (a)	2,200	93,412
Cooper Cos., Inc.	6,800	2,294,320
Danaher Corp.	11,300	1,587,650
DENTSPLY SIRONA, Inc.	38,800	2,112,660
Hill-Rom Holdings, Inc.	19,900	2,122,136
Hologic, Inc. (a)	45,800	2,347,250
Intuitive Surgical, Inc. (a)	200	103,902
Medtronic PLC (b)	16,700	1,702,398
Stryker Corp.	12,900	2,706,162
Varian Medical Systems, Inc. (a)	16,350	1,919,000
		22,788,287
Health Care Providers & Services 1.6%
AmerisourceBergen Corp.	25,900	2,257,185
Anthem, Inc. (b)	5,200	1,531,972
Cardinal Health, Inc.	37,200	1,701,156
Cigna Corp. (a)	600	101,952
CVS Health Corp.	6,100	340,807
HCA Healthcare, Inc.	3,400	453,934
McKesson Corp.	18,300	2,542,785
		8,929,791
Health Care Technology 0.3%
Veeva Systems, Inc., Class A (a)	8,600	1,426,740

Hotels, Restaurants & Leisure 3.6%
Aramark	59,000	2,135,210
Carnival Corp.	1,500	70,845
Chipotle Mexican Grill, Inc. (a)	1,900	1,511,507
Darden Restaurants, Inc.	18,500	2,248,860
Hilton Worldwide Holdings, Inc. (b)	14,400	1,390,320
McDonald's Corp. (b)	12,900	2,718,288
Royal Caribbean Cruises, Ltd.	20,000	2,326,800
Starbucks Corp.	47,300	4,478,837
Wynn Resorts, Ltd.	8,100	1,053,567
Yum China Holdings, Inc.	49,800	2,265,900
		20,200,134
Household Durables 0.7%
PulteGroup, Inc.	66,700	2,101,717
Toll Brothers, Inc.	57,500	2,068,275
		4,169,992
Household Products 2.0%
Church & Dwight Co., Inc.	600	45,264
Colgate-Palmolive Co.	1,400	100,436
Kimberly-Clark Corp. (b)	21,600	2,930,040
Procter & Gamble Co. (b)	67,859	8,010,076
		11,085,816
Independent Power & Renewable Electricity Producers 0.4%
AES Corp.	130,400	2,189,416

Industrial Conglomerates 0.6%
3M Co. (b)	5,300	926,016
Carlisle Cos., Inc.	1,100	158,631
Honeywell International, Inc. (b)	14,900	2,569,654
		3,654,301
Insurance 4.0%
American International Group, Inc.	53,300	2,984,267
American National Insurance Co.	4,200	508,284
Athene Holding, Ltd., Class A (a)	48,300	1,973,538
Brighthouse Financial, Inc. (a)	54,500	2,134,765
Chubb, Ltd. (b)	1,700	259,828
First American Financial Corp.	38,200	2,208,724
Kemper Corp.	700	61,614
Mercury General Corp.	31,700	1,797,707
MetLife, Inc.	55,700	2,752,694
Old Republic International Corp.	51,600	1,176,996
Primerica, Inc.	500	61,345
Progressive Corp.	36,200	2,931,476
Prudential Financial, Inc.	15,702	1,590,770
Reinsurance Group of America, Inc.	13,800	2,151,696
Travelers Cos., Inc. (b)	1,000	146,620
		22,740,324
Interactive Media & Services 0.9%
IAC/InterActiveCorp (a)	10,100	2,414,405
Twitter, Inc. (a)	69,000	2,919,390
		5,333,795
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc. (a)(b)	9,423	17,590,668
Booking Holdings, Inc. (a)(b)	300	565,983
eBay, Inc.	61,600	2,537,304
Expedia Group, Inc.	16,632	2,207,732
		22,901,687
IT Services 5.4%
Accenture PLC, Class A (b)	13,211	2,544,174
Akamai Technologies, Inc. (a)	21,700	1,912,421
Alliance Data Systems Corp.	3,700	580,604
Automatic Data Processing, Inc. (b)	9,000	1,498,680
Booz Allen Hamilton Holding Corp.	25,700	1,766,875
Broadridge Financial Solutions, Inc.	1,300	165,256
CACI International, Inc., Class A (a)	1,200	258,180
EPAM Systems, Inc. (a)	1,100	213,169
Euronet Worldwide, Inc. (a)	10,564	1,647,033
Gartner, Inc. (a)	1,000	139,330
Genpact, Ltd.	3,700	146,816
Global Payments, Inc.	800	134,336
GoDaddy, Inc., Class A (a)	24,400	1,790,472
International Business Machines Corp. (b)	25,007	3,707,038
Leidos Holdings, Inc.	21,900	1,797,990
Mastercard, Inc., Class A (b)	18,200	4,955,314
Okta, Inc. (a)	1,000	130,830
Paychex, Inc.	3,600	298,980
PayPal Holdings, Inc. (a)(b)	37,000	4,084,800
Switch, Inc.	49,100	666,287
Twilio, Inc., Class A (a)	2,400	333,864
VeriSign, Inc. (a)	8,400	1,773,156
		30,545,605
Life Sciences Tools & Services 2.3%
Bruker Corp.	40,700	1,947,495
Charles River Laboratories International, Inc. (a)	14,900	2,004,646
IQVIA Holdings, Inc. (a)	15,900	2,530,803
PRA Health Sciences, Inc. (a)	20,700	2,068,137
Thermo Fisher Scientific, Inc.	14,900	4,137,432
		12,688,513
Machinery 1.6%
AGCO Corp.	15,000	1,155,000
Allison Transmission Holdings, Inc.	11,500	528,425
Caterpillar, Inc. (b)	11,300	1,487,871
Crane Co.	500	41,850
Cummins, Inc.	9,300	1,525,200
Deere & Co.	2,600	430,690
Flowserve Corp.	2,800	140,084
Illinois Tool Works, Inc.	5,600	863,688
Ingersoll-Rand PLC	4,900	605,934
ITT, Inc.	2,300	143,566
Oshkosh Corp.	1,600	133,712
PACCAR, Inc.	7,700	540,078
Parker-Hannifin Corp.	2,800	490,224
Stanley Black & Decker, Inc.	3,200	472,288
Timken Co.	400	18,284
Toro Co.	1,200	87,384
Woodward, Inc.	1,100	123,244
		8,787,522
Media 1.5%
Altice U.S.A., Inc., Class A (a)	35,000	903,350
Charter Communications, Inc., Class A (a)(b)	1,600	616,608
Comcast Corp., Class A (b)	124,720	5,384,162
Nexstar Media Group, Inc., Class A	6,100	620,797
Sinclair Broadcast Group, Inc., Class A	16,500	829,125
		8,354,042
Metals & Mining 0.3%
Nucor Corp.	3,600	195,768
Steel Dynamics, Inc.	25,000	787,750
United States Steel Corp. (c)	40,100	602,703
		1,586,221
Multi-Utilities 0.4%
CenterPoint Energy, Inc.	79,100	2,294,691
Dominion Energy, Inc. (b)	1,500	111,435
DTE Energy Co.	600	76,266
		2,482,392
Multiline Retail 0.4%
Target Corp.	26,600	2,298,240

Oil, Gas & Consumable Fuels 3.9%
Chevron Corp. (b)	40,859	5,030,151
ConocoPhillips	55,400	3,273,032
Devon Energy Corp.	10,500	283,500
Exxon Mobil Corp. (b)	71,045	5,282,906
HollyFrontier Corp.	10,200	507,654
Kinder Morgan, Inc.	92,500	1,907,350
ONEOK, Inc.	4,900	343,392
PBF Energy, Inc., Class A	15,500	432,915
Phillips 66	22,000	2,256,320
Valero Energy Corp.	31,359	2,673,355
		21,990,575
Paper & Forest Products 0.2%
Domtar Corp.	25,600	1,086,720

Personal Products 1.1%
Estee Lauder Cos., Inc., Class A	14,900	2,744,431
Herbalife Nutrition, Ltd. (a)	45,300	1,858,206
Nu Skin Enterprises, Inc., Class A	45,200	1,807,096
		6,409,733
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co.	7,800	346,398
Eli Lilly & Co. (b)	7,200	784,440
Johnson & Johnson (b)	45,492	5,923,969
Merck & Co., Inc.	62,200	5,161,978
Perrigo Co. PLC	40,000	2,160,400
Pfizer, Inc.	86,811	3,371,739
		17,748,924
Professional Services 0.7%
IHS Markit, Ltd. (a)	8,000	515,360
ManpowerGroup, Inc.	12,398	1,132,557
Nielsen Holdings PLC	7,700	178,332
Robert Half International, Inc.	20,300	1,226,323
TransUnion	3,900	322,881
Verisk Analytics, Inc.	3,300	500,676
		3,876,129
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	6,700	355,167
Jones Lang LaSalle, Inc.	1,000	145,690
		500,857
Road & Rail 1.6%
AMERCO	100	38,700
CSX Corp.	15,700	1,105,280
Genesee & Wyoming, Inc., Class A (a)	800	87,848
J.B. Hunt Transport Services, Inc.	2,000	204,740
Kansas City Southern	2,100	259,854
Knight-Swift Transportation Holdings, Inc.	32,900	1,179,136
Landstar System, Inc.	900	100,143
Norfolk Southern Corp.	5,700	1,089,384
Old Dominion Freight Line, Inc.	1,600	267,168
Ryder System, Inc.	18,800	1,001,288
Schneider National, Inc., Class B	57,800	1,115,540
Union Pacific Corp. (b)	15,000	2,699,250
		9,148,331
Semiconductors & Semiconductor Equipment 4.0%
Applied Materials, Inc.	36,400	1,797,068
Broadcom, Inc.	13,000	3,769,870
Cree, Inc. (a)	1,200	74,616
Entegris, Inc.	1,500	65,265
Intel Corp. (b)	121,432	6,138,388
KLA Corp.	3,600	490,752
Lam Research Corp.	7,300	1,522,853
Micron Technology, Inc. (a)	58,200	2,612,598
MKS Instruments, Inc.	1,300	110,669
NVIDIA Corp. (b)	5,000	843,600
ON Semiconductor Corp. (a)	29,189	627,855
Qorvo, Inc. (a)	2,600	190,554
QUALCOMM, Inc.	16,600	1,214,456
Skyworks Solutions, Inc.	3,500	298,480
Teradyne, Inc.	3,800	211,774
Texas Instruments, Inc. (b)	16,000	2,000,160
Xilinx, Inc.	2,900	331,209
		22,300,167
Software 6.8%
Adobe, Inc. (a)	9,900	2,958,714
Cadence Design Systems, Inc. (a)	6,000	443,460
CDK Global, Inc.	19,200	995,904
Citrix Systems, Inc.	1,400	131,936
Dropbox, Inc., Class A (a)	4,300	101,308
Fair Isaac Corp. (a)	600	208,452
Fortinet, Inc. (a)	21,700	1,742,727
HubSpot, Inc. (a)	400	71,488
Intuit, Inc.	5,100	1,414,281
Microsoft Corp. (b)	158,908	21,654,393
New Relic, Inc. (a)	500	46,585
Nuance Communications, Inc. (a)	99,500	1,655,680
Palo Alto Networks, Inc. (a)	1,800	407,772
Paycom Software, Inc. (a)	500	120,375
Salesforce.com, Inc. (a)	15,000	2,317,500
ServiceNow, Inc. (a)	3,800	1,054,082
SS&C Technologies Holdings, Inc.	4,800	230,160
Symantec Corp.	80,400	1,733,424
Synopsys, Inc. (a)	3,200	424,832
Teradata Corp. (a)	2,600	95,212
VMware, Inc., Class A	1,600	279,184
Workday, Inc., Class A (a)	200	39,996
		38,127,465
Specialty Retail 2.0%
Advance Auto Parts, Inc.	4,800	723,072
AutoZone, Inc. (a)	1,200	1,347,648
Best Buy Co., Inc.	16,100	1,232,133
Dick's Sporting Goods, Inc.	10,600	394,002
Foot Locker, Inc.	1,500	61,590
Home Depot, Inc. (b)	18,429	3,938,093
Lowe's Cos., Inc.	24,400	2,474,160
O'Reilly Automotive, Inc. (a)	2,700	1,028,052
Ross Stores, Inc.	1,800	190,854
		11,389,604
Technology Hardware, Storage & Peripherals 0.6%
Dell Technologies, Inc., Class C (a)	31,144	1,798,255
Hewlett Packard Enterprise Co.	29,600	425,352
NetApp, Inc.	2,800	163,772
Western Digital Corp.	6,000	323,340
Xerox Corp.	23,500	754,350
		3,465,069
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B (b)	15,200	1,307,656
Skechers U.S.A., Inc., Class A (a)	26,900	1,020,586
		2,328,242
Thrifts & Mortgage Finance 0.5%
LendingTree, Inc. (a)	600	193,524
MGIC Investment Corp. (a)	4,000	51,400
New York Community Bancorp, Inc.	198,700	2,291,011
		2,535,935
Tobacco 0.4%
Altria Group, Inc. (b)	14,700	691,929
Philip Morris International, Inc. (b)	17,700	1,479,897
		2,171,826
Trading Companies & Distributors 0.1%
HD Supply Holdings, Inc. (a)	4,400	178,244
United Rentals, Inc. (a)	1,600	202,480
W.W. Grainger, Inc.	900	261,927
WESCO International, Inc. (a)	1,300	65,962
		708,613
Wireless Telecommunication Services 0.3%
Sprint Corp. (a)	80,200	587,866
Telephone & Data Systems, Inc.	34,100	1,102,794
		1,690,660
Total Common Stocks (Cost $461,426,595)		529,926,386

Short-Term Investments 5.8%
Affiliated Investment Company 5.6%
MainStay U.S. Government Liquidity Fund, 2.07% (d)	31,752,482	31,752,482
Unaffiliated Investment Company 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (d)(e)	1,017,485	1,017,485
Total Short-Term Investments (Cost $32,769,967)		32,769,967
Total Investments, Before Investments Sold Short (Cost $494,196,562)	100.0%	562,696,353

	Shares
Exchange-Traded Funds Sold Short (0.1%)
Exchange-Traded Fund (0.1%)
SPDR S&P 500 ETF Trust	(968)	(287,912)

Total Investments Sold Short (Proceeds $289,799)		(287,912)
Total Investments, Net of Investments Sold Short (Cost $493,906,763)	99.9%	562,408,441
Other Assets, Less Liabilities	0.1	459,747
Net Assets	100.0%	$562,868,188

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(c)	All or a portion of this security was held on loan. As of July 31, 2019, the aggregate market value of securities on loan was $1,482,517; the total market value of collateral held by the Fund was $1,776,558. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $759,073.
(d)	Current yield as of July 31, 2019.
(e)	Represents security purchased with cash collateral received for securities on loan.

Swap Contracts

Open OTC total return equity swap contracts as of July 31, 2019 were as follows:

Swap Counterparty	Reference Obligation	Floating Rate [1]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)	Unrealized Appreciation
Citigroup	1-800-Flowers.Com, Inc., Class A	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	$1,153	$752
Citigroup	22nd Century Group, Inc.	1 month LIBOR BBA minus 9.50%	8/19/2020	Monthly	(99)	17,204
Citigroup	2U, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(593)	401,496
Citigroup	Acadia Healthcare Co, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(540)	6,718
Citigroup	Accelerate Diagnostics, Inc.	1 month LIBOR BBA minus 32.50%	8/19/2020	Monthly	(346)	3,769
Citigroup	AdvanSix, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	131	4,813
Citigroup	Alphabet, Inc., Class A	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	7,496	460,518
Citigroup	Alphabet, Inc., Class C	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	7,019	424,436
Citigroup	Amneal Pharmaceuticals, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	292	22,076
Citigroup	Anaplan, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(296)	452
Citigroup	Antero Midstream Corp.	1 month LIBOR BBA minus 0.65%	8/19/2020	Monthly	(546)	85,270
Citigroup	Antero Resources Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(488)	15,902
Citigroup	Apple, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	19,007	888,947
Citigroup	Arch Coal, Inc., Class A	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	967	4,284
Citigroup	Arista Networks, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(578)	4,634
Citigroup	At Home Group, Inc.	1 month LIBOR BBA minus 0.70%	8/19/2020	Monthly	(537)	16,797
Citigroup	Atkore International Group, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	615	39,537
Citigroup	Avaya Holdings Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	487	56,862
Citigroup	Axonics Modulation Technologies, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(254)	8,134
Citigroup	Benefitfocus, Inc.	1 month LIBOR BBA minus 0.90%	8/19/2020	Monthly	(75)	5,103
Citigroup	Boston Beer Co., Inc., Class A	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	497	13,109
Citigroup	Brown-Forman Corp., Class B	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(78)	1,367
Citigroup	C&J Energy Services, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	1,077	22,435
Citigroup	Cadence BanCorp	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	110	1,955
Citigroup	Cardlytics, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(247)	5,807
Citigroup	Centennial Resource Development, Inc., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(114)	3,422
Citigroup	Cheniere Energy, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(132)	2,066
Citigroup	Choice Hotels International, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(142)	4,764
Citigroup	Coeur Mining, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(341)	14,421
Citigroup	Collegium Pharmaceutical, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	164	1,819
Citigroup	CommScope Holding Co., Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(106)	5,949
Citigroup	Concho Resources, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(128)	785
Citigroup	Copa Holdings S.A., Class A	1 month LIBOR BBA minus 0.50%	8/19/2020	Monthly	(568)	2,099
Citigroup	Credit Acceptance Corp.	1 month LIBOR BBA minus 1.75%	8/19/2020	Monthly	(243)	3,757
Citigroup	Customers BanCorp, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	322	15,624
Citigroup	Cymabay Therapeutics, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(525)	17,603
Citigroup	Delek US Holdings, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	1,060	123,915
Citigroup	DMC Global, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(379)	61,063
Citigroup	DocuSign, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(470)	9,650
Citigroup	Dollar Tree, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(146)	13,745
Citigroup	Domino's Pizza, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(405)	13,831
Citigroup	Dorman Products, Inc.	1 month LIBOR BBA minus 0.55%	8/19/2020	Monthly	(546)	65,107
Citigroup	Duluth Holdings, Inc., Class B	1 month LIBOR BBA minus 0.95%	8/19/2020	Monthly	(255)	14,699
Citigroup	Dunkin' Brands Group, Inc.	1 month LIBOR BBA minus 0.75%	8/19/2020	Monthly	(251)	2,987
Citigroup	Ebix, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	706	20,758
Citigroup	Encore Wire Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	137	78
Citigroup	Erie Indemnity Co., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(105)	16,260
Citigroup	Everi Holdings, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	696	2,296
Citigroup	Extraction Oil & Gas, Inc.	1 month LIBOR BBA minus 4.00%	8/19/2020	Monthly	(377)	16,293
Citigroup	FedEx Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	842	27,205
Citigroup	First Solar, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(553)	4,688
Citigroup	Fitbit, Inc., Class A	1 month LIBOR BBA minus 0.54%	8/19/2020	Monthly	(576)	25,246
Citigroup	Flagstar BanCorp, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	605	36,294
Citigroup	Floor & Decor Holdings, Inc., Class A	1 month LIBOR BBA minus 0.55%	8/19/2020	Monthly	(572)	28,406
Citigroup	Fluidigm Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	214	8,316
Citigroup	ForeScout Technologies, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(590)	11,388
Citigroup	GCI Liberty, Inc., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(568)	37,184
Citigroup	General Electric Co.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	1,634	75,497
Citigroup	Gogo, Inc.	1 month LIBOR BBA minus 3.35%	8/19/2020	Monthly	(595)	24,325
Citigroup	Golar LNG Ltd.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(251)	12,737
Citigroup	Grand Canyon Education, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(574)	73,743
Citigroup	Group 1 Automotive, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	824	6,480
Citigroup	GrubHub, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(410)	38,285
Citigroup	GTT Communications, Inc.	1 month LIBOR BBA minus 10.90%	8/19/2020	Monthly	(517)	77,302
Citigroup	Harley-Davidson, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(563)	1,957
Citigroup	Hecla Mining Co.	1 month LIBOR BBA minus 0.55%	8/19/2020	Monthly	(93)	5,246
Citigroup	Huntsman Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	1,102	13,146
Citigroup	Hyatt Hotels Corp., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(460)	11,667
Citigroup	Integer Holdings Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	899	59,432
Citigroup	International Game Technology PLC	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(579)	10,422
Citigroup	IPG Photonics Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(508)	10,148
Citigroup	iRobot Corp.	1 month LIBOR BBA minus 0.75%	8/19/2020	Monthly	(619)	121,412
Citigroup	j2 Global, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	1,081	4,658
Citigroup	JPMorgan Chase & Co.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	8,232	195,669
Citigroup	Keane Group, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	98	3,315
Citigroup	Lannett Co, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	798	212,514
Citigroup	Liberty Broadband Corp., Class C	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(288)	19,439
Citigroup	Lithia Motors, Inc., Class A	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	850	46,556
Citigroup	Lumber Liquidators Holdings, Inc.	1 month LIBOR BBA minus 2.65%	8/19/2020	Monthly	(619)	162,687
Citigroup	M&T Bank Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(443)	16,382
Citigroup	Magellan Health, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	251	1,955
Citigroup	Marriott International, Inc., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(311)	4,998
Citigroup	MBIA, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(593)	13,441
Citigroup	McDermott International, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(333)	128,454
Citigroup	Medicines Co.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(307)	5,911
Citigroup	Medpace Holdings, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	1,093	284,155
Citigroup	Meritage Homes Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	659	94,579
Citigroup	Meritor, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	798	48,995
Citigroup	MGP Ingredients, Inc.	1 month LIBOR BBA minus 0.55%	8/19/2020	Monthly	(490)	120,091
Citigroup	Motorcar Parts of America, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(180)	3,179
Citigroup	Murphy USA, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	888	21,464
Citigroup	National Instruments Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(146)	4,447
Citigroup	National Vision Holdings, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(593)	2,255
Citigroup	Nektar Therapeutics	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(528)	55,519
Citigroup	New Age Beverages Corp.	1 month LIBOR BBA minus 34.00%	8/19/2020	Monthly	(249)	16,785
Citigroup	Newell Brands, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(431)	20,000
Citigroup	Novagold Resources, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(250)	5,216
Citigroup	NuVasive, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	1,059	165,217
Citigroup	Ollie's Bargain Outlet Holdings, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(254)	8,831
Citigroup	Omnicell, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	848	45,780
Citigroup	Pan American Silver Temp	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	— (a)	2
Citigroup	Penumbra, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(580)	27,044
Citigroup	PetIQ, Inc.	1 month LIBOR BBA minus 0.75%	8/19/2020	Monthly	(583)	24,914
Citigroup	Phibro Animal Health Corp., Class A	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	152	5,746
Citigroup	Pluralsight, Inc., Class A	1 month LIBOR BBA minus 0.50%	8/19/2020	Monthly	(577)	6,332
Citigroup	Premier, Inc., Class A	1 month LIBOR BBA minus 0.55%	8/19/2020	Monthly	(566)	7,906
Citigroup	Presidio, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	388	6,121
Citigroup	Progress Software Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	1,104	20,866
Citigroup	ProPetro Holding Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	97	4,619
Citigroup	Rent-A-Center, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	879	17,816
Citigroup	Sanmina Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	1,077	52,093
Citigroup	Schnitzer Steel Industries, Inc., Class A	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	997	69,696
Citigroup	Senseonics Holdings, Inc.	1 month LIBOR BBA minus 7.75%	8/19/2020	Monthly	(89)	12,205
Citigroup	Shoe Carnival, Inc.	1 month LIBOR BBA minus 1.80%	8/19/2020	Monthly	(296)	21,843
Citigroup	ShotSpotter, Inc.	1 month LIBOR BBA minus 0.75%	8/19/2020	Monthly	(248)	3,856
Citigroup	Six Flags Entertainment Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(477)	7,608
Citigroup	Southern Copper Corp.	1 month LIBOR BBA minus 0.60%	8/19/2020	Monthly	(200)	6,984
Citigroup	Spectrum Brands Holdings, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(419)	8,390
Citigroup	Square, Inc., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(154)	974
Citigroup	Stitch Fix, Inc., Class A	1 month LIBOR BBA minus 1.10%	8/19/2020	Monthly	(272)	18,798
Citigroup	Synaptics, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	30	758
Citigroup	Tailored Brands, Inc.	1 month LIBOR BBA minus 1.80%	8/19/2020	Monthly	(537)	52,824
Citigroup	Telaria, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	993	10,008
Citigroup	Tellurian, Inc.	1 month LIBOR BBA minus 4.80%	8/19/2020	Monthly	(496)	36,861
Citigroup	TenneCo, Inc., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(255)	3,501
Citigroup	Tesla, Inc.	1 month LIBOR BBA minus 1.05%	8/19/2020	Monthly	(395)	20,701
Citigroup	TFS Financial Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(563)	9,768
Citigroup	The Michaels Cos., Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(588)	117,935
Citigroup	The Wendy's Co.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(132)	6,434
Citigroup	Third Point Reinsurance Ltd.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(280)	7,499
Citigroup	Tile Shop Holdings, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(68)	26,284
Citigroup	Trupanion, Inc.	1 month LIBOR BBA minus 13.00%	8/19/2020	Monthly	(536)	3,698
Citigroup	Ubiquiti Networks, Inc.	1 month LIBOR BBA minus 0.50%	8/19/2020	Monthly	(255)	10,295
Citigroup	United Therapeutics Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	122	4,867
Citigroup	Upwork, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(576)	14,054
Citigroup	Varex Imaging Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	500	14,741
Citigroup	Vector Group, Ltd.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	41	7,207
Citigroup	ViewRay, Inc.	1 month LIBOR BBA minus 0.75%	8/19/2020	Monthly	(351)	10,821
Citigroup	Virtu Financial, Inc., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(561)	1,543
Citigroup	Wolverine World Wide, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(380)	2,340
Citigroup	World Fuel Services Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	76	5,771
Citigroup	Yext, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(614)	6,531
Citigroup	Zuora, Inc., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(508)	15,746
Citigroup	Zynerba Pharmaceuticals Inc	1 month LIBOR BBA minus 14.25%	8/19/2020	Monthly	(515)	46,017
					$35,143	$6,138,403

Swap Counterparty	Reference Obligation	Floating Rate [1]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)	Unrealized Depreciation
Citigroup	ABIOMED, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	$(551)	$(33,231)
Citigroup	Affiliated Managers Group, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(410)	(1,942)
Citigroup	Albemarle Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(145)	(546)
Citigroup	Ambac Financial Group, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(273)	(16,040)
Citigroup	AMC Entertainment Holdings, Inc., Class A	1 month LIBOR BBA minus 1.00%	8/19/2020	Monthly	(256)	(22,234)
Citigroup	Amyris, Inc.	1 month LIBOR BBA minus 17.00%	8/19/2020	Monthly	(358)	(18,845)
Citigroup	Appian Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(544)	(40,920)
Citigroup	Applied Optoelectronics, Inc.	1 month LIBOR BBA minus 1.35%	8/19/2020	Monthly	(358)	(12,097)
Citigroup	Aptiv PLC	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(537)	(58,599)
Citigroup	Aqua America, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(564)	(6,505)
Citigroup	Associated Banc-Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(430)	(28,977)
Citigroup	Axsome Therapeutics, Inc.	1 month LIBOR BBA minus 3.50%	8/19/2020	Monthly	(580)	(11,369)
Citigroup	Baker Hughes A Ge Co.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(534)	(42,536)
Citigroup	BB&T Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(308)	(11,518)
Citigroup	BMC Stock Holdings, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	155	(1,159)
Citigroup	BOK Financial Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(559)	(34,737)
Citigroup	BWX Technologies, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(138)	(2,146)
Citigroup	Camping World Holdings, Inc., Class A	1 month LIBOR BBA minus 6.00%	8/19/2020	Monthly	(543)	(27,915)
Citigroup	Cantel Medical Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(332)	(55,560)
Citigroup	Cardiovascular Systems, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	296	(16,850)
Citigroup	CarMax, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(541)	(11,370)
Citigroup	Carvana Co.	1 month LIBOR BBA minus 0.80%	8/19/2020	Monthly	(456)	(7,795)
Citigroup	Century Aluminum Co.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(304)	(7,164)
Citigroup	Cloudera, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(594)	(53,814)
Citigroup	CNX Resources Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(299)	(46,537)
Citigroup	Coca-Cola Consolidated, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	1,143	(25,685)
Citigroup	Cognex Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(522)	(9,951)
Citigroup	Colfax Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(409)	(14,116)
Citigroup	Conduent, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	445	(6,331)
Citigroup	Conn's, Inc.	1 month LIBOR BBA minus 1.25%	8/19/2020	Monthly	(547)	(73,117)
Citigroup	Contura Energy, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	62	(4,583)
Citigroup	Core-Mark Holding Co., Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	1,127	(16,439)
Citigroup	CryoPort, Inc.	1 month LIBOR BBA minus 3.25%	8/19/2020	Monthly	(250)	(11,789)
Citigroup	Cullen/Frost Bankers, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(437)	(18,148)
Citigroup	CVR Energy, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	815	(3,320)
Citigroup	DaVita, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(560)	(26,283)
Citigroup	DexCom, Inc.	1 month LIBOR BBA minus 0.60%	8/19/2020	Monthly	(413)	(25,806)
Citigroup	Diamond Offshore Drilling, Inc.	1 month LIBOR BBA minus 1.05%	8/19/2020	Monthly	(532)	(74,260)
Citigroup	Diamondback Energy, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(316)	(4,879)
Citigroup	Dolby Laboratories, Inc., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(104)	(4,588)
Citigroup	Dril-Quip, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(521)	(83,957)
Citigroup	Elastic NV	1 month LIBOR BBA minus 1.30%	8/19/2020	Monthly	(646)	(16,338)
Citigroup	Endo International PLC	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	1,032	(98,195)
Citigroup	Energizer Holdings, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(578)	(31,841)
Citigroup	Eventbrite, Inc., Class A	1 month LIBOR BBA minus 0.70%	8/19/2020	Monthly	(555)	(33,958)
Citigroup	Everbridge, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(578)	(24,995)
Citigroup	Evo Payments, Inc., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(506)	(19,505)
Citigroup	Evolus, Inc.	1 month LIBOR BBA minus 24.00%	8/19/2020	Monthly	(636)	(985)
Citigroup	Extended Stay America, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(434)	(4,978)
Citigroup	Facebook, Inc., Class A	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	9,848	(378,108)
Citigroup	First Financial Bankshares, Inc.	1 month LIBOR BBA minus 0.65%	8/19/2020	Monthly	(528)	(55,068)
Citigroup	First Horizon National Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(476)	(15,291)
Citigroup	Frank's International N.V.	1 month LIBOR BBA minus 0.80%	8/19/2020	Monthly	(189)	(1,919)
Citigroup	Gentex Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(532)	(68,346)
Citigroup	GNC Holdings, Inc., Class A	1 month LIBOR BBA minus 1.95%	8/19/2020	Monthly	(65)	(7,328)
Citigroup	Graphic Packaging Holding Co.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(138)	(9,217)
Citigroup	Great Lakes Dredge & Dock Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	479	(6,597)
Citigroup	Groupon, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	996	(76,825)
Citigroup	Guess?, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(557)	(13,537)
Citigroup	Hilton Grand Vacations, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(560)	(8,852)
Citigroup	HP, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	661	(5,468)
Citigroup	Humana, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(254)	(13,403)
Citigroup	Impinj, Inc.	1 month LIBOR BBA minus 2.30%	8/19/2020	Monthly	(362)	(14,183)
Citigroup	Independent Bank Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(291)	(20,051)
Citigroup	Infinera Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(556)	(114,347)
Citigroup	Insight Enterprises, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	943	(24,835)
Citigroup	Insulet Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(424)	(5,639)
Citigroup	Interactive Brokers Group, Inc., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(534)	(19,808)
Citigroup	International Flavors & Fragrances, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(546)	(943)
Citigroup	Jazz Pharmaceuticals PLC	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(440)	(5,346)
Citigroup	John Wiley & Sons, Inc., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(300)	(4,428)
Citigroup	Kellogg Co.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(218)	(8,516)
Citigroup	Kosmos Energy Ltd.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(378)	(29,630)
Citigroup	Lantheus Holdings, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	1,065	(177,397)
Citigroup	Leggett & Platt, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(141)	(2,428)
Citigroup	Liberty Media Corp-Liberty SiriusXM, Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(111)	(5,948)
Citigroup	Liberty Media Corp-Liberty SiriusXM, Class C	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(289)	(15,945)
Citigroup	Liberty TripAdvisor Holdings, Inc., Class A	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	739	(33,646)
Citigroup	MACOM Technology Solutions Holdings, Inc.	1 month LIBOR BBA minus 1.05%	8/19/2020	Monthly	(587)	(68,226)
Citigroup	Markel Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(131)	(2,967)
Citigroup	Marvell Technology Group Ltd.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(149)	(1,157)
Citigroup	Match Group, Inc.	1 month LIBOR BBA minus 0.60%	8/19/2020	Monthly	(417)	(12,019)
Citigroup	Mattel, Inc.	1 month LIBOR BBA minus 1.00%	8/19/2020	Monthly	(573)	(124,395)
Citigroup	MDC Holdings, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	510	(14,571)
Citigroup	MEDNAX, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(392)	(12,945)
Citigroup	National Oilwell VarCo, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(289)	(41,929)
Citigroup	Navient Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(545)	(12,042)
Citigroup	Neenah, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(547)	(24,788)
Citigroup	nLight, Inc.	1 month LIBOR BBA minus 0.75%	8/19/2020	Monthly	(477)	(30,654)
Citigroup	Noble Corp. PLC	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(298)	(48,041)
Citigroup	Noble Energy, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(130)	(9,429)
Citigroup	Northwest Bancshares, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(252)	(2,751)
Citigroup	Occidental Petroleum Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(430)	(1,233)
Citigroup	Omeros Corp.	1 month LIBOR BBA minus 5.15%	8/19/2020	Monthly	(570)	(2,756)
Citigroup	Oracle Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	2,822	(73,050)
Citigroup	Overstock.com, Inc.	1 month LIBOR BBA minus 64.00%	8/19/2020	Monthly	(362)	(75,336)
Citigroup	Pareteum Corp.	1 month LIBOR BBA minus 60.00%	8/19/2020	Monthly	(535)	(65,996)
Citigroup	Party City Holdco, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(501)	(25,280)
Citigroup	Peabody Energy Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	1,122	(88,897)
Citigroup	Perficient, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	814	(32,091)
Citigroup	PetMed Express, Inc.	1 month LIBOR BBA minus 10.00%	8/19/2020	Monthly	(593)	(6,692)
Citigroup	Pinnacle Financial Partners, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(420)	(22,868)
Citigroup	Pulse Biosciences, Inc.	1 month LIBOR BBA minus 4.75%	8/19/2020	Monthly	(72)	(2,670)
Citigroup	QEP Resources, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	454	(27,651)
Citigroup	Quest Diagnostics, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(431)	(7,976)
Citigroup	Renewable Energy Group, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	482	(52,565)
Citigroup	Schweitzer-Mauduit International, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(590)	(22,935)
Citigroup	ServisFirst Bancshares, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(253)	(2,823)
Citigroup	Ship Finance International Ltd.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(594)	(18,721)
Citigroup	Sirius XM Holdings, Inc.	1 month LIBOR BBA minus 0.50%	8/19/2020	Monthly	(586)	(19,689)
Citigroup	Smart Global Holdings, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	499	(27,621)
Citigroup	Spotify Technology S.A.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(62)	(7)
Citigroup	Stericycle, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(414)	(18,155)
Citigroup	Sterling BanCorp	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(423)	(18,107)
Citigroup	SunPower Corp.	1 month LIBOR BBA minus 1.50%	8/19/2020	Monthly	(396)	(23,411)
Citigroup	Surgery Partners, Inc.	1 month LIBOR BBA minus 1.00%	8/19/2020	Monthly	(65)	(1,090)
Citigroup	Tabula Rasa HealthCare, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(580)	(58,453)
Citigroup	The Buckle, Inc.	1 month LIBOR BBA minus 2.00%	8/19/2020	Monthly	(580)	(36,498)
Citigroup	The Chefs' Warehouse, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(135)	(7,122)
Citigroup	The GEO Group, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	1,023	(16,331)
Citigroup	The Hain Celestial Group, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(425)	(21,454)
Citigroup	The Kraft Heinz Co.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(301)	(15,347)
Citigroup	Tiffany & Co.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(561)	(1,973)
Citigroup	Tivity Health Inc	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(579)	(24,536)
Citigroup	TJX Cos., Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	771	(24,519)
Citigroup	TransEnterix, Inc.	1 month LIBOR BBA minus 16.75%	8/19/2020	Monthly	(99)	(1,211)
Citigroup	Transocean Ltd.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(526)	(24,981)
Citigroup	Trustmark Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(255)	(716)
Citigroup	Two Harbors Investment Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(460)	(14,063)
Citigroup	UnitedHealth Group, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	3,907	(261,946)
Citigroup	Universal Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	660	(3,498)
Citigroup	Vail Resorts, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(138)	(10,009)
Citigroup	Varonis Systems, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(400)	(24,284)
Citigroup	Visa, Inc., Class A	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	6,306	(46,046)
Citigroup	Visteon Corp.	1 month LIBOR BBA minus 0.50%	8/19/2020	Monthly	(409)	(78,047)
Citigroup	Wabtec Corp.	1 month LIBOR BBA minus 0.40%	8/19/2020	Monthly	(553)	(51,297)
Citigroup	Warrior Met Coal, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	1,125	(10,464)
Citigroup	WaVe Life Sciences Ltd.	1 month LIBOR BBA minus 0.50%	8/19/2020	Monthly	(246)	(1,947)
Citigroup	WD-40 Co.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(584)	(16,535)
Citigroup	Webster Financial Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(547)	(34,178)
Citigroup	Westamerica Bancorporation	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(544)	(19,718)
Citigroup	White Mountains Insurance Group Ltd.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(417)	(13,249)
Citigroup	Whiting Petroleum Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(248)	(43,069)
Citigroup	Wingstop, Inc.	1 month LIBOR BBA minus 0.75%	8/19/2020	Monthly	(323)	(2,214)
Citigroup	YETI Holdings, Inc.	1 month LIBOR BBA minus 7.00%	8/19/2020	Monthly	(564)	(48,932)
Citigroup	Zillow Group, Inc., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(398)	(15,346)
Citigroup	Zix Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	375	(20,559)
					$(7,327)	$(4,339,578)

1	Fund pays the floating rate and receives the total return of the reference entity.
(a)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2019, the total market value of fair valued securities was $2, which represented less than one-tenth of a percent of the Fund’s net assets.

The following abbreviations are used in the preceding pages:

BBA	—British Bankers' Association
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$529,926,386	$—	$—	$529,926,386
Short-Term Investments
Affiliated Investment Company	31,752,482	—	—	31,752,482
Unaffiliated Investment Company	1,017,485	—	—	1,017,485
Total Short-Term Investments	32,769,967	—	—	32,769,967
Total Investments in Securities	$562,696,353	$—	$—	$562,696,353
Other Financial Instruments
Total Return Equity Swap Contracts (b)	—	6,138,403	—	6,138,403
Total Investments in Securities and Other Financial Instruments	$562,696,353	$6,138,403	$—	$568,834,756

Liability Valuation Inputs

Exchange Traded Fund Sold Short	$(287,912)	$—	$—	$(287,912)
Other Financial Instruments
Total Return Equity Swap Contracts (b)	—	(4,339,578)	—	(4,339,578)
Total Investments in Securities Sold Short and Other Financial Instruments	$(287,912)	$(4,339,578)	$—	$(4,627,490)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Moderate Growth Allocation Fund
Portfolio of Investments July 31, 2019 (Unaudited)

	Shares	Value
Affiliated Investment Companies 97.5% †
Equity Funds 77.9%
IQ 50 Percent Hedged FTSE International ETF (a)	792,605	$15,994,769
IQ 500 International ETF	169	4,440
IQ Chaikin U.S. Large Cap ETF (a)	1,374,051	34,790,971
IQ Chaikin U.S. Small Cap ETF (a)	1,771,339	45,771,400
IQ Global Resources ETF (a)	512,880	13,634,710
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	2,693,049	23,618,038
MainStay Cushing MLP Premier Fund Class I	70,007	763,073
MainStay Cushing Renaissance Advantage Fund Class I (a)	137,932	2,320,010
MainStay Epoch Capital Growth Fund Class I (a)	573,141	7,364,862
MainStay Epoch International Choice Fund Class I (a)	1,081,120	36,887,814
MainStay Epoch U.S. All Cap Fund Class R6 (a)	1,590,792	45,798,893
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	3,840,250	64,324,192
MainStay Large Cap Growth Fund Class R6	4,629,594	49,073,701
MainStay MacKay Common Stock Fund Class I (a)	799,013	19,743,603
MainStay MacKay Emerging Markets Equity Fund Class R6 (a)	2,619,127	23,467,379
MainStay MacKay Growth Fund Class I (a)	1,223,427	44,924,249
MainStay MacKay International Equity Fund Class R6 (a)(b)	561,078	9,347,565
MainStay MacKay International Opportunities Fund Class I (a)	3,408,294	25,971,198
MainStay MacKay S&P 500 Index Fund Class I	96,195	4,734,738
MainStay MacKay Small Cap Core Fund Class I (a)	1,909,026	48,794,701
MainStay MacKay U.S. Equity Opportunities Fund Class I (a)	4,322,788	37,046,292
MainStay MAP Equity Fund Class I (a)	1,237,310	52,610,405

Total Equity Funds (Cost $508,962,794)		606,987,003

Fixed Income Funds 19.6%
IQ Enhanced Core Bond U.S. ETF	2,980	56,982
IQ Enhanced Core Plus Bond U.S. ETF	329,135	6,368,762
IQ S&P High Yield Low Volatility Bond ETF	99,090	2,489,785
MainStay Floating Rate Fund Class R6 (a)	3,072,990	28,117,863
MainStay Indexed Bond Fund Class I	400,291	4,299,129
MainStay MacKay Convertible Fund Class I	610,984	11,095,474
MainStay MacKay High Yield Corporate Bond Fund Class R6	493,365	2,767,775
MainStay MacKay High Yield Municipal Bond Fund Class I	989,826	12,748,955
MainStay MacKay Short Duration High Yield Fund Class I	4,007,658	39,555,587
MainStay MacKay Short Term Municipal Fund Class I	1,778,488	17,144,621
MainStay MacKay Total Return Bond Fund Class R6 (a)	1,418,375	15,204,975
MainStay MacKay Unconstrained Bond Fund Class R6 (a)	1,421,529	12,395,736

Total Fixed Income Funds (Cost $148,325,823)		152,245,644

Total Affiliated Investment Companies (Cost $657,288,617)		759,232,647

Short-Term Investment 2.5%
Affiliated Investment Company 2.5%
MainStay U.S. Government Liquidity Fund, 2.07% (c)	20,020,886	20,020,886

Total Short-Term Investment (Cost $20,020,886)		20,020,886

Total Investments (Cost $677,309,503)	100.0%	779,253,533
Other Assets, Less Liabilities	(0.0)‡	(322,374)
Net Assets	100.0%	$778,931,159

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	As of July 31, 2019, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	Current yield as of July 31, 2019.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments (a)
Affiliated Investment Companies
Equity Funds	$606,987,003	$—	$—	$606,987,003
Fixed Income Funds	152,245,644			152,245,644
Short-Term Investment	20,020,886			20,020,886
Total Investments in Securities	$779,253,533	$—	$—	$779,253,533

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Moderate Allocation Fund
Portfolio of Investments July 31, 2019 (Unaudited)

	Shares	Value
Affiliated Investment Companies 97.3% †
Equity Funds 57.7%
IQ 50 Percent Hedged FTSE International ETF (a)	651,432	$13,145,898
IQ 500 International ETF	3,209	84,317
IQ Chaikin U.S. Large Cap ETF (a)	1,088,483	27,560,390
IQ Chaikin U.S. Small Cap ETF (a)	887,752	22,939,512
IQ Global Resources ETF (a)	380,381	10,112,277
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	2,061,836	18,082,301
MainStay Cushing MLP Premier Fund Class I	67,581	736,630
MainStay Cushing Renaissance Advantage Fund Class I (a)	133,167	2,239,869
MainStay Epoch Capital Growth Fund Class I (a)	525,436	6,751,854
MainStay Epoch International Choice Fund Class I (a)	739,983	25,248,206
MainStay Epoch U.S. All Cap Fund Class R6 (a)	1,220,124	35,127,368
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	2,796,675	46,844,310
MainStay Large Cap Growth Fund Class R6	3,740,245	39,646,594
MainStay MacKay Common Stock Fund Class I (a)	824,954	20,384,623
MainStay MacKay Emerging Markets Equity Fund Class R6 (a)	2,005,198	17,966,571
MainStay MacKay Growth Fund Class I (a)	1,008,693	37,039,198
MainStay MacKay International Equity Fund Class R6 (b)	184,842	3,079,467
MainStay MacKay International Opportunities Fund Class I (a)	2,281,037	17,381,504
MainStay MacKay S&P 500 Index Fund Class I	50,269	2,474,260
MainStay MacKay Small Cap Core Fund Class I (a)	922,795	23,586,649
MainStay MacKay U.S. Equity Opportunities Fund Class I (a)	2,686,487	23,023,197
MainStay MAP Equity Fund Class I (a)	959,091	40,780,565

Total Equity Funds (Cost $365,764,787)		434,235,560

Fixed Income Funds 39.6%
IQ Enhanced Core Bond U.S. ETF (a)	1,366,593	26,131,308
IQ S&P High Yield Low Volatility Bond ETF (a)	114,334	2,872,813
MainStay Floating Rate Fund Class R6 (a)	2,940,976	26,909,931
MainStay Indexed Bond Fund Class I (a)	8,335,773	89,526,202
MainStay MacKay Convertible Fund Class I	536,138	9,736,272
MainStay MacKay High Yield Corporate Bond Fund Class R6	656,124	3,680,854
MainStay MacKay High Yield Municipal Bond Fund Class I	978,609	12,604,483
MainStay MacKay Short Duration High Yield Fund Class I	3,953,900	39,024,992
MainStay MacKay Short Term Municipal Fund Class I (a)	1,993,792	19,220,154
MainStay MacKay Total Return Bond Fund Class R6 (a)	5,015,293	53,763,942
MainStay MacKay Unconstrained Bond Fund Class R6	1,627,502	14,191,816

Total Fixed Income Funds (Cost $287,757,344)		297,662,767

Total Affiliated Investment Companies (Cost $653,522,131)		731,898,327

Short-Term Investment 2.7%
Affiliated Investment Company 2.7%
MainStay U.S. Government Liquidity Fund, 2.07% (c)	20,346,377	20,346,377

Total Short-Term Investment (Cost $20,346,377)		20,346,377

Total Investments (Cost $673,868,508)	100.0%	752,244,704
Other Assets, Less Liabilities	0.0 ‡	212,956
Net Assets	100.0%	$752,457,660

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	As of July 31, 2019, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	Current yield as of July 31, 2019.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies
Equity Funds	$434,235,560	$—	$—	$434,235,560
Fixed Income Funds	297,662,767			297,662,767
Short-Term Investment	20,346,377			20,346,377
Total Investments in Securities	$752,244,704	$—	$—	$752,244,704

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2019 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees of the MainStay Funds Trust (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the "Subcommittee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Funds' third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of July 31, 2019, the aggregate value by input level of each Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2019, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. As of July 31, 2019, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of July 31, 2019, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities, rights, warrants and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of each Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

MainStay MacKay Short Duration High Yield Fund

Asset Class	Fair Value at 7/31/19*	Valuation Technique	Unobservable Inputs	Inputs/Range
Convertible Bonds	$884,379	Income Approach	Spread Adjustment	12.00%

Corporate Bonds	13,379,672	Income Approach	Spread Adjustment	1.43% - 5.78%

	497,512	Market Approach	Asset Coverage at $50 Crude, $3.00 Natural Gas	$0.95
			PIK Discount Spread	3.00%

Common Stocks	556,473	Market Approach	Estimated Enterprise Value Estimated Volatility	$1,002.6m - $1,130.3m 20.00%

	94,872	Market Approach	Asset Coverage at $50 Crude, $3.00 Natural Gas, Implied Equity Value	$13.30mm
	$15,412,908

* The table above does not include Level 3 investments that was valued by a broker without adjustment. As of July 31, 2019, the value of these investments was $6,125,354. The inputs for these investments were not readily available or cannot be reasonably estimated

A fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or the Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or the Subadvisor(s) determine the liquidity of a Fund's investments; in doing so, the Manager or the Subadvisor(s) may consider various factors, including: (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund's investments, as shown in their respective accompanying Portfolio of Investments, was determined as of July 31, 2019 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of July 31, 2019, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Investments in Affiliates (in 000s) During the period ended July 31, 2019, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:

MainStay Candriam Emerging Markets Equity Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$2,524	$32,210	$(30,384)	$—	$—	$4,350	$32	$—	4,350

MainStay Conservative Allocation Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)		Value, End of Period	Dividend Income		Other Distributions		Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$21,388	$760	$(16,503)	$(556)	$1,078		$6,167	$479		$—		306
IQ 500 International ETF	—	3,177	(3,153)	(17)	(0	)(a)	7	22		—		(0	)(b)
IQ Chaikin U.S. Large Cap ETF	22,539	15,220	(30,080)	(744)	1,560		8,495	214		—		335
IQ Chaikin U.S. Small Cap ETF	17,539	3,392	(4,933)	(661)	1,304		16,641	196		—		644
IQ Enhanced Core Bond U.S. ETF	7,208	8,107	(1,926)	(102)	613		13,900	222		—		727
IQ Global Resources ETF	3,761	465	(182)	(5)	46		4,085	27		—		154
IQ S&P High Yield Low Volatility Bond ETF	5,949	240	(826)	(55)	312		5,620	190		—		224
MainStay Absolute Return Multi-Strategy Fund Class I	9,167	—	(9,137)	(585)	555		—	—		—		—
MainStay Candriam Emerging Markets Equity Fund Class R6	8,800	1,994	(3,684)	(710)	1,604		8,004	78		—		913
MainStay Cushing MLP Premier Fund Class I	2,596	561	(2,769)	46	14		448	113		—		41
MainStay Cushing Renaissance Advantage Fund Class I	7,448	1,999	(7,795)	379	(678)		1,353	93		—		80
MainStay Epoch Capital Growth Fund Class I	3,669	326	(245)	19	199		3,968	34		241		309
MainStay Epoch Global Choice Fund Class I (c)	8,548	1,053	(8,339)	332	(1,594)		—	93		958		—
MainStay Epoch International Choice Fund Class I	9,746	848	(2,697)	(271)	520		8,146	176		—		239
MainStay Epoch U.S. All Cap Fund Class R6	8,916	2,581	(1,341)	(26)	879		11,009	61		623		382
MainStay Epoch U.S. Equity Yield Fund Class R6	11,874	2,090	(1,631)	(10)	986		13,309	245		333		795
MainStay Floating Rate Fund Class I	21,448	1,876	(22,281)	(3)	(1,040)		—	351		—		—
MainStay Floating Rate Fund Class R6	—	26,944	(302)	(4)	757		27,395	545		—		2,994
MainStay Indexed Bond Fund Class I	140,227	25,520	(44,485)	(1,883)	10,018		129,397	2,692		—		12,048
MainStay Large Cap Growth Fund Class R6	2,112	10,057	(1,640)	48	2,091		12,668	—		357		1,195
MainStay MacKay Common Stock Fund Class I	23	5,649	(297)	8	507		5,890	1		2		238
MainStay MacKay Convertible Fund Class I	5,252	840	(839)	(23)	345		5,575	52		254		307
MainStay MacKay Emerging Markets Equity Fund Class R6	8,757	2,636	(3,522)	(61)	139		7,949	179		495		887
MainStay MacKay Growth Fund Class I	5,041	7,764	(1,314)	24	846		12,361	22		441		337
MainStay MacKay High Yield Corporate Bond Fund Class R6	8,355	640	(943)	30	155		8,237	365		—		1,468
MainStay MacKay High Yield Municipal Bond Fund Class I	7,060	1,037	(493)	(5)	333		7,932	211		3		616
MainStay MacKay International Equity Fund Class I	—	8	(8)	—	—		—	0	(a)	0	(a)	—
MainStay MacKay International Equity Fund Class R6	—	79	—	—	34		113	—		—		7
MainStay MacKay International Opportunities Fund Class I	10,197	1,128	(5,192)	(1,388)	708		5,453	577		—		716
MainStay MacKay S&P 500 Index Fund Class I	1,775	341	(127)	(10)	79		2,058	31		179		42
MainStay MacKay Short Duration High Yield Fund Class I	9,341	13,508	(314)	(6)	181		22,710	499		—		2,301
MainStay MacKay Short Term Municipal Fund Class I	5,399	2,760	(45)	0 (a)	78		8,192	80		—		850
MainStay MacKay Small Cap Core Fund Class I (d)	19,029	6,015	(4,624)	(312)	(1,821)		18,287	84		2,569		715
MainStay MacKay Total Return Bond Fund Class R6	1,644	32,275	(1,497)	8	1,218		33,648	478		—		3,139
MainStay MacKay U.S. Equity Opportunities Fund Class I	11,469	2,440	(2,759)	187	(1,219)		10,118	96		1,523		1,181
MainStay MacKay Unconstrained Bond Fund Class R6	10,244	221	(4,119)	(147)	188		6,387	222		—		732
MainStay MAP Equity Fund Class I	10,061	5,431	(2,160)	(24)	731		14,039	91		920		330
MainStay U.S. Government Liquidity Fund	—	66,965	(54,819)	—	—		12,146	182		—		12,146
	$426,582	$256,947	$(247,021)	$(6,527)	$21,726		$451,707	$9,001		$8,898

MainStay Epoch Capital Growth Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$1,896	$22,416	$(22,359)	$—	$—	$1,953	$43	$—	1,953

MainStay Epoch Global Equity Yield Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$24,494	$514,858	$(519,471)	$—	$—	$19,881	$553	$—	19,881

MainStay Epoch International Choice Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$19,008	$176,148	$(175,905)	$—	$—	$19,251	$420	$—	19,251

MainStay Epoch U.S. All Cap Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$27,733	$189,431	$(202,008)	$—	$—	$15,156	$294	$—	15,156

MainStay Epoch U.S. Equity Yield Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$9,174	$151,179	$(146,349)	$—	$—	$14,004	$261	$—	14,004

MainStay MacKay Small Cap Core Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$11,206	$164,479	$(173,527)	$—	$—	$2,158	$157	$—	2,158

MainStay Floating Rate Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay High Yield Corporate Bond Fund Class I	$1,203	$—	$(5)	$—	$25	$1,223	$54	$—	218

MainStay Growth Allocation Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost		Proceeds from Sales		Net Realized Gain/(Loss) on Sales		Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$19,949	$232		$(10,684)		$(1,087)		$1,397	$9,807	$472		$—	486
IQ 500 International ETF	—	13,595		(3,848)		29		(118)	9,658	209		—	368
IQ Chaikin U.S. Large Cap ETF	21,436	4,920		(4,531)		(230)		1,408	23,003	342		—	908
IQ Chaikin U.S. Small Cap ETF	30,238	918		(6,288)		(972)		1,639	25,535	312		—	988
IQ Global Resources ETF	7,544	110		(1,949)		12		(7)	5,710	55		—	215
MainStay Candriam Emerging Markets Equity Fund Class R6	13,940	500		(3,397)		(644)		1,960	12,359	111		—	1,409
MainStay Cushing MLP Premier Fund Class I	2,768	128		(2,532)		(479)		484	369	128		—	34
MainStay Cushing Renaissance Advantage Fund Class I	9,116	624		(7,793)		(117)		(709)	1,121	121		—	67
MainStay Epoch Capital Growth Fund Class I	3,235	295		(177)		2		198	3,553	49		192	277
MainStay Epoch Global Choice Fund Class I (c)	7,578	820		(7,416)		1,163		(2,145)	—	73		748	—
MainStay Epoch International Choice Fund Class I	23,563	796		(3,933)		(200)		536	20,762	419		—	609
MainStay Epoch U.S. All Cap Fund Class R6	28,938	2,417		(2,270)		(195)		1,727	30,617	199		2,006	1,063
MainStay Epoch U.S. Equity Yield Fund Class R6	32,680	1,923		(2,411)		30		1,887	34,109	668		950	2,036
MainStay Indexed Bond Fund Class I	—	1		(1)		0	(a)	—	—	0	(a)	—	—
MainStay Large Cap Growth Fund Class R6	5,694	25,891		(1,914)		(102)		3,364	32,933	—		965	3,107
MainStay MacKay Common Stock Fund Class I	7,384	7,922		(1)		(0	)(a)	(298)	15,007	97		922	607
MainStay MacKay Convertible Fund Class I	—	0	(a)	(0	)(a)	0	(a)	—	—	—		—	—
MainStay MacKay Emerging Markets Equity Fund Class R6	13,955	1,374		(3,182)		(170)		296	12,273	256		705	1,370
MainStay MacKay Growth Fund Class I	14,221	19,401		(1,376)		28		1,523	33,797	60		1,255	920
MainStay MacKay High Yield Municipal Bond Fund Class I	—	1		(1)		0	(a)	—	—	0	(a)	—	—
MainStay MacKay International Equity Fund Class I	4,373	82		(3354)		(9)		(1,092)	—	2		44	—
MainStay MacKay International Equity Fund Class R6	—	3496		(67)		(5)		1,424	4,848	—		—	291
MainStay MacKay International Opportunities Fund Class I	24,082	2,094		(10,178)		(1,334)		(11)	14,653	1,350		—	1,923
MainStay MacKay S&P 500 Index Fund Class I	1,587	271		(89)		4		(1)	1,772	29		161	36
MainStay MacKay Small Cap Core Fund Class I (d)	37,879	10,154		(16,394)		873		(5,933)	26,579	185		5,667	1,040
MainStay MacKay Short Duration High Yield Fund Class I	—	1		(1)		0	(a)	—	—	0	(a)	—	—
MainStay MacKay Short Term Municipal Fund Class I	—	0	(a)	(0	)(a)	0	(a)	—	—	0	(a)	—	—
MainStay MacKay Total Return Bond Fund Class R6	—	10		(11)		1		—	—	0	(a)	—	—
MainStay MacKay U.S. Equity Opportunities Fund Class I	28,306	4,496		(10,522)		537		(3,896)	18,921	255		4,062	2,208
MainStay MAP Equity Fund Class I	28,328	4,209		(1,472)		50		215	31,330	255		2,546	737
MainStay U.S. Government Liquidity Fund	—	18,677		(11,390)		—		—	7,287	15		—	7,287
	$366,794	$125,358		$(117,182)		$(2,815)		$3,848	$376,003	$5,662		$20,223

MainStay MacKay Emerging Markets Equity Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$575	$16,125	$(16,195)	$—	$—	$505	$6	$—	505

MainStay MacKay Growth Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$14	$82,178	$(82,176)	$—	$—	$16	$7	$—	16

MainStay MacKay International Opportunities Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$69,507	$(64,681)	$—	$—	$4,826	$42	$—	4,826

MainStay MacKay S&P 500 Index Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$63	$117,645	$(117,683)	$—	$—	$25	$11	$—	25

MainStay MacKay Total Return Bond Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$38,713	$508,194	$(525,623)	$—	$—	$21,284	$510	$—	21,284

MainStay MacKay U.S. Equity Opportunities Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$19,350	$133,448	$(121,046)	$—	$—	$31,752	$307	$—	31,752

MainStay Moderate Allocation Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales		Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$34,327	$1,349	$(23,528)	$(1,261)		$2,259	$13,146	$851	$—	651
IQ 500 International ETF	—	5,500	(5,460)	46		(2)	84	41	—	3
IQ Chaikin U.S. Large Cap ETF	40,160	32,349	(46,973)	(1,477)		3,501	27,560	485	—	1,088
IQ Chaikin U.S. Small Cap ETF	22,788	3,398	(3,956)	(635)		1,345	22,940	258	—	888
IQ Enhanced Core Bond U.S. ETF	2,890	23,659	(1,236)	7		811	26,131	329	—	1,367
IQ Global Resources ETF	9,189	1,023	(170)	(4)		74	10,112	67	—	380
IQ S&P High Yield Low Volatility Bond ETF	2,503	296	(51)	(3)		128	2,873	88	—	114
MainStay Absolute Return Multi-Strategy Fund Class I	9,026	—	(8,997)	(579)		550	—	—	—	—
MainStay Candriam Emerging Markets Equity Fund Class R6	17,753	3,441	(4,946)	(935)		2,769	18,082	156	—	2,062
MainStay Cushing MLP Premier Fund Class I	4,691	497	(4,569)	(691)		809	737	232	—	68
MainStay Cushing Renaissance Advantage Fund Class I	9,407	5,219	(12,272)	660		(774)	2,240	231	—	133
MainStay Epoch Capital Growth Fund Class I	5,989	467	(75)	6		365	6,752	56	394	525
MainStay Epoch Global Choice Fund Class I (c)	13,985	2,164	(13,689)	1,802		(4,262)	—	176	1,799	—
MainStay Epoch International Choice Fund Class I	27,403	2,231	(5,282)	(494)		1,390	25,248	491	—	740
MainStay Epoch U.S. All Cap Fund Class R6	30,807	5,007	(3,135)	(42)		2,490	35,127	213	2,145	1,220
MainStay Epoch U.S. Equity Yield Fund Class R6	40,299	5,764	(2,347)	(42)		3,170	46,844	856	1,163	2,797
MainStay Floating Rate Fund Class I	17,454	3,090	(19,122)	(1)		(1,421)	—	293	—	—
MainStay Floating Rate Fund Class R6	—	25,897	(177)	(1)		1,191	26,910	509	—	2,941
MainStay Indexed Bond Fund Class I	82,522	26,868	(24,866)	(181)		5,183	89,526	1,676	—	8,336
MainStay Large Cap Growth Fund Class R6	6,906	30,322	(2,944)	58		5,305	39,647	—	1,168	3,740
MainStay MacKay Common Stock Fund Class I	8,751	11,843	(1,123)	(56)		970	20,385	85	809	825
MainStay MacKay Convertible Fund Class I	8,200	1,157	(246)	(3)		628	9,736	87	397	536
MainStay MacKay Emerging Markets Equity Fund Class R6	17,701	4,724	(4,626)	(258)		426	17,967	361	997	2,005
MainStay MacKay Growth Fund Class I	15,068	21,847	(2,197)	18		2,303	37,039	64	1,331	1,009
MainStay MacKay High Yield Corporate Bond Fund Class R6	3,203	467	(83)	1		93	3,681	152	—	656
MainStay MacKay High Yield Municipal Bond Fund Class I	11,080	1,483	(482)	(2)		526	12,605	339	5	979
MainStay MacKay International Equity Fund Class I	2,390	84	(2,341)	(2)		(131)	—	1	24	—
MainStay MacKay International Equity Fund Class R6	—	2590	(2)	(0	)(a)	491	3,079	—	—	185
MainStay MacKay International Opportunities Fund Class I	28,135	2,715	(11,808)	(2,907)		1,247	17,382	1,583	—	2,281
MainStay MacKay S&P 500 Index Fund Class I	1,786	538	(50)	(2)		202	2,474	32	181	50
MainStay MacKay Short Duration High Yield Fund Class I	15,120	24,400	(775)	(18)		298	39,025	815	—	3,954
MainStay MacKay Short Term Municipal Fund Class I	8,732	10,663	(306)	0	(a)	131	19,220	133	—	1,994
MainStay MacKay Small Cap Core Fund Class I (d)	40,175	10,069	(21,863)	(2,302)		(2,492)	23,587	180	5,531	923
MainStay MacKay Total Return Bond Fund Class R6	51,940	6,400	(7,687)	(213)		3,324	53,764	1,150	—	5,015
MainStay MacKay U.S. Equity Opportunities Fund Class I	37,233	7,362	(16,750)	452		(5,274)	23,023	317	5,046	2,686
MainStay MacKay Unconstrained Bond Fund Class R6	20,082	1,367	(7,368)	(272)		383	14,192	465	—	1,628
MainStay MAP Equity Fund Class I	35,707	7,821	(3,817)	(53)		1,123	40,781	324	3,244	959
MainStay U.S. Government Liquidity Fund	3,169	114,069	(96,892)	—		—	20,346	336	—	20,346
	$686,571	$408,140	$(362,211)	$(9,384)		$29,129	$752,245	$13,432	$24,234

MainStay Moderate Growth Allocation Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales		Change in Unrealized Appreciation/ (Depreciation)		Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$35,548	$1,503	$(22,056)	$(1,410)		$2,410		$15,995	$880		$—	793
IQ 500 International ETF	—	7,228	(7,280)	56		(0	)(a)	4	77		—	(0	)(b)
IQ Chaikin U.S. Large Cap ETF	45,919	34,506	(47,994)	(1,816)		4,176		34,791	560		—	1,374
IQ Chaikin U.S. Small Cap ETF	44,662	6,346	(6,632)	(1,148)		2,543		45,771	509		—	1,771
IQ Enhanced Core Bond U.S. ETF	—	77	(22)	0	(a)	2		57	0	(a)	—	3
IQ Enhanced Core Plus Bond U.S. ETF	174	6,858	(832)	1		168		6,369	109		—	329
IQ Global Resources ETF	12,781	1,261	(483)	(23)		99		13,635	92		—	513
IQ S&P High Yield Low Volatility Bond ETF	2,352	186	(161)	(8)		121		2,490	80		—	99
MainStay Absolute Return Multi-Strategy Fund Class I	3,427	—	(3,416)	(211)		200		—	—		—	—
MainStay Candriam Emerging Markets Equity Fund Class R6	22,150	4,439	(5,247)	(1,016)		3,292		23,618	191		—	2,693
MainStay Cushing MLP Premier Fund Class I	4,508	592	(4,431)	(801)		895		763	240		—	70
MainStay Cushing Renaissance Advantage Fund Class I	10,564	3,602	(11,338)	464		(972)		2,320	236		—	138
MainStay Epoch Capital Growth Fund Class I	6,163	860	(60)	(2)		404		7,365	58		405	573
MainStay Epoch Global Choice Fund Class I (c)	14,438	1,915	(14,053)	1,975		(4,275)		—	170		1,745	—
MainStay Epoch International Choice Fund Class I	39,659	3,586	(7,672)	(719)		2,034		36,888	713		—	1,081
MainStay Epoch U.S. All Cap Fund Class R6	37,388	8,793	(3,548)	(143)		3,309		45,799	276		2,784	1,591
MainStay Epoch U.S. Equity Yield Fund Class R6	54,858	7,635	(2,201)	4		4,028		64,324	1,175		1,597	3,840
MainStay Floating Rate Fund Class I	14,586	3,942	(17,093)	(3)		(1,432)		—	243		—	—
MainStay Floating Rate Fund Class R6	—	27,845	(971)	(4)		1,248		28,118	482		—	3,073
MainStay Indexed Bond Fund Class I	—	4,333	(33)	1		(2)		4,299	9		—	400
MainStay Large Cap Growth Fund Class R6	6,855	38,992	(3,191)	99		6,319		49,074	—		1,166	4,630
MainStay MacKay Common Stock Fund Class I	13,285	6,131	(444)	(71)		843		19,744	160		1,529	799
MainStay MacKay Convertible Fund Class I	8,927	1,905	(473)	(1)		737		11,095	95		427	611
MainStay MacKay Emerging Markets Equity Fund Class R6	22,067	5,918	(4,747)	(285)		514		23,467	438		1,208	2,619
MainStay MacKay Growth Fund Class I	19,123	25,649	(2,638)	95		2,695		44,924	81		1,667	1,223
MainStay MacKay High Yield Corporate Bond Fund Class R6	2,420	437	(167)	4		74		2,768	112		—	493
MainStay MacKay High Yield Municipal Bond Fund Class I	11,288	3,307	(2,382)	(23)		559		12,749	334		5	990
MainStay MacKay International Equity Fund Class I	6,654	134	(4,517)	(2)		(2,269)		—	4		66	—
MainStay MacKay International Equity Fund Class R6	—	5,945	(140)	23		3,520		9,348	—		—	561
MainStay MacKay International Opportunities Fund Class I	40,741	4,077	(16,584)	(3,715)		1,452		25,971	2,282		—	3,408
MainStay MacKay S&P 500 Index Fund Class I	3,382	1,018	(46)	2		379		4,735	61		344	96
MainStay MacKay Short Duration High Yield Fund Class I	15,114	27,519	(3,401)	(90)		413		39,555	835		—	4,008
MainStay MacKay Short Term Municipal Fund Class I	8,857	9,709	(1,563)	(0	)(a)	142		17,145	139		—	1,778
MainStay MacKay Small Cap Core Fund Class I (d)	75,785	18,171	(35,288)	(1,361)		(8,512)		48,795	338		10,392	1,909
MainStay MacKay Total Return Bond Fund Class R6	7,265	12,296	(4,786)	(50)		480		15,205	178		—	1,418
MainStay MacKay U.S. Equity Opportunities Fund Class I	43,610	6,371	(9,220)	1,607		(5,322)		37,046	337		5,379	4,323
MainStay MacKay Unconstrained Bond Fund Class R6	20,548	804	(9,030)	(501)		575		12,396	438		—	1,422
MainStay MAP Equity Fund Class I	45,609	8,729	(3,902)	105		2,069		52,610	409		4,098	1,237
MainStay U.S. Government Liquidity Fund	5,555	104,831	(90,365)	—		—		20,021	335		—	20,021
	$706,262	$407,450	$(348,407)	$(8,967)		$22,916		$779,254	$12,676		$32,812

(a)	Less than $500.
(b)	Less than 500 shares.
(c)	Reorganized into the MainStay Epoch Capital Growth Fund Class I on February 28, 2019.
(d)	Prior to April 1, 2019, known as MainStay Epoch U.S. Small Cap Fund Class I.